UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

BMO Funds, Inc.

Schedule of Investments

May 31, 2015 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 97.1%

Consumer Discretionary - 12.7%

Apparel Retail - 1.5%
DSW, Inc., Class A (1)	32,186	$1,115,245
Apparel, Accessories & Luxury Goods - 1.1%
Fossil Group, Inc. (1) (2)	11,533	818,958
Automotive Retail - 2.6%
AutoZone, Inc. (1) (2)	2,027	1,365,428
O’Reilly Automotive, Inc. (1) (2)	2,582	566,826

		1,932,254
Department Stores - 1.4%
Kohl’s Corp.	16,379	1,072,661
Education Services - 1.5%
Graham Holdings Co., Class B (1)	1,017	1,089,207
Publishing - 1.8%
John Wiley & Sons, Inc., Class A (1)	15,363	891,361
Morningstar, Inc. (1)	5,361	414,406

		1,305,767
Restaurants - 1.2%
McDonald’s Corp.	9,206	883,132
Specialty Stores - 1.6%
Sally Beauty Holdings, Inc. (2)	37,812	1,180,112

Total Consumer Discretionary		9,397,336

Consumer Staples - 21.5%

Agricultural Products - 1.0%
Bunge, Ltd.	7,670	709,935
Drug Retail - 0.3%
CVS Health Corp.	2,131	218,172
Food Distributors - 0.1%
Sysco Corp.	2,713	100,815
Food Retail - 1.2%
Kroger Co. (1)	12,481	908,617
Household Products - 5.7%
Church & Dwight Co., Inc. (1)	12,759	1,071,373
Clorox Co. (1)	10,801	1,162,836
Kimberly-Clark Corp.	10,585	1,152,283
Procter & Gamble Co.	2,157	169,087
Spectrum Brands Holdings, Inc. (1)	6,915	668,335

		4,223,914
Hypermarkets & Super Centers - 3.6%
Costco Wholesale Corp.	8,999	1,283,167
Wal-Mart Stores, Inc.	18,355	1,363,226

		2,646,393
Packaged Foods & Meats - 6.5%
ConAgra Foods, Inc. (1)	26,657	1,029,227
General Mills, Inc.	19,947	1,120,024
Kellogg Co.	15,334	962,515
Pinnacle Foods, Inc. (1)	39,841	1,679,298

		4,791,064

Soft Drinks - 3.1%
Dr. Pepper Snapple Group, Inc.	14,236	1,091,047
PepsiCo, Inc.	12,027	1,159,764

		2,250,811

Total Consumer Staples		15,849,721

Energy - 1.7%

Integrated Oil & Gas - 0.2%
Exxon Mobil Corp.	2,190	186,588
Oil & Gas-Equipment & Services - 0.4%
Oceaneering International, Inc.	5,558	282,346
Oil & Gas-Exploration & Production - 0.2%
Southwestern Energy Co. (1) (2)	5,840	150,497
Oil & Gas-Refining & Marketing - 0.9%
World Fuel Services Corp. (1)	13,158	658,295

Total Energy		1,277,726

Financials - 18.4%

Diversified Banks - 0.4%
Wells Fargo & Co.	4,974	278,345
Investment Banking & Brokerage - 1.3%
TD Ameritrade Holding Corp. (1)	25,791	958,136
Life & Health Insurance - 1.0%
Aflac, Inc.	11,359	706,757
Mortgage REIT’s - 1.3%
Annaly Capital Management, Inc. (1)	91,557	955,855
Office REIT’s - 1.3%
Equity Commonwealth, REIT (2)	37,396	962,947
Property & Casualty Insurance - 6.4%
Allied World Assurance Co. Holdings AG	32,705	1,389,635
Axis Capital Holdings, Ltd.	23,140	1,273,625
Erie Indemnity Co., Class A (1)	3,687	299,864
Travelers Cos., Inc.	9,692	980,055
White Mountains Insurance Group, Ltd.	1,211	786,230

		4,729,409
Regional Banks - 0.6%
PNC Financial Services Group, Inc. (1)	3,036	290,515
Zions Bancorporation (1)	5,382	155,432

		445,947
Reinsurance - 5.2%
Endurance Specialty Holdings, Ltd. (1)	4,810	292,352
Everest Re Group, Ltd.	7,716	1,400,531
RenaissanceRe Holdings, Ltd. (1)	10,596	1,081,958
Validus Holdings, Ltd.	25,418	1,090,686

		3,865,527
Residential REIT’s - 0.9%
Home Properties, Inc. (1)	8,811	654,834

Total Financials		13,557,757

Healthcare - 15.6%

Biotechnology - 0.1%
Myriad Genetics, Inc. (1) (2)	2,529	85,860
Healthcare Equipment - 1.9%
C.R. Bard, Inc. (1)	4,483	763,544
Edwards Lifesciences Corp. (2)	3,575	467,324
Hill-Rom Holdings, Inc. (1)	4,064	209,540

		1,440,408

Healthcare Services - 5.4%
Express Scripts Holding Co. (1) (2)	15,887	1,384,393
Laboratory Corporation of America Holdings (2)	10,497	1,238,121
MEDNAX, Inc. (1) (2)	13,638	970,753
Quest Diagnostics, Inc. (1)	5,076	381,868

		3,975,135

Managed Healthcare - 2.6%
Anthem, Inc.	4,344	729,140
Cigna Corp.	8,503	1,197,478

		1,926,618

Pharmaceuticals - 5.6%
Eli Lilly & Co. (1)	6,399	504,881
Johnson & Johnson	14,510	1,453,031
Merck & Co., Inc.	15,671	954,207
Pfizer, Inc. (1)	35,013	1,216,702

		4,128,821

Total Healthcare		11,556,842

Industrials - 0.9%

Environmental & Facilities Services - 0.9%
Waste Management, Inc.	13,162	653,493

Information Technology - 12.7%

Application Software - 1.4%
Citrix Systems, Inc. (2)	15,931	1,035,674
Communications Equipment - 1.8%
Cisco Systems, Inc.	45,092	1,321,646
Consulting & Other Services - 2.1%
Amdocs, Ltd.	28,016	1,536,678
Data Processing & Outsourced Services - 1.5%
Genpact, Ltd. (2)	47,703	1,072,840
Electronic Components - 1.0%
Dolby Laboratories, Inc., Class A (1)	19,574	766,322
Internet Software & Services - 0.3%
VeriSign, Inc. (1) (2)	3,935	248,653
Systems Software - 0.3%
Oracle Corp.	4,981	216,624
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	9,607	1,251,600
EMC Corp. (1)	37,555	989,199
NetApp, Inc. (1)	27,683	924,612

		3,165,411

Total Information Technology		9,363,848

Materials - 1.5%

Metal & Glass Containers - 1.5%
Silgan Holdings, Inc.	20,316	1,103,971

Telecommunication Services - 2.7%

Integrated Telecommunication Services - 2.7%
AT&T, Inc. (1)	23,790	821,707
CenturyLink, Inc.	4,162	138,345
Verizon Communications, Inc. (1)	20,664	1,021,628

Total Telecommunication Services		1,981,680

Utilities - 9.4%

Electric Utilities - 6.4%
American Electric Power Co., Inc.	7,455	419,642
Edison International (1)	20,174	1,226,781
Entergy Corp. (1)	17,384	1,329,354

Exelon Corp. (1)	16,594	561,375
Southern Co. (1)	17,402	760,293
Xcel Energy, Inc.	11,971	407,613

		4,705,058
Multi-Utilities - 1.4%
Consolidated Edison, Inc. (1)	14,770	913,377
DTE Energy Co.	1,968	155,924

		1,069,301

Water Utilities - 1.6%
American Water Works Co., Inc. (1)	21,742	1,149,500

Total Utilities		6,923,859

Total Common Stocks (identified cost $63,094,115)		71,666,233

Short-Term Investments - 31.8%

Collateral Pool Investments for Securities on Loan - 30.7%
Collateral pool allocation (3)		22,614,709
Mutual Funds - 1.1%
BMO Prime Money Market Fund, Class I, 0.010% (4)	841,138	841,138

Total Short-Term Investments (identified cost $23,455,847)		23,455,847

Total Investments - 128.9% (identified cost $86,549,962)		95,122,080
Other Assets and Liabilities - (28.9)%		(21,349,574)

Total Net Assets - 100.0%		$73,772,506

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 97.3%

Consumer Discretionary - 9.9%

Advertising - 1.6%
Omnicom Group, Inc. (1)	28,031	$2,089,150
Apparel, Accessories & Luxury Goods - 0.5%
Coach, Inc.	17,482	618,338
Automobile Manufacturers - 0.8%
Ford Motor Co.	65,196	989,023
Cable & Satellite - 0.9%
Comcast Corp., Class A (1)	19,559	1,143,419
Computer & Electronics Retail - 1.0%
Best Buy Co., Inc.	17,418	604,405
GameStop Corp., Class A (1)	15,364	666,951

		1,271,356
Department Stores - 1.6%
Kohl’s Corp.	10,317	675,660
Macy’s, Inc.	20,593	1,378,702

		2,054,362
General Merchandise Stores - 0.5%
Target Corp.	8,306	658,832
Home Furnishings - 0.5%
Leggett & Platt, Inc. (1)	15,136	715,630
Home Improvement Retail - 1.3%
Home Depot, Inc.	15,880	1,769,350
Hotels, Resorts & Cruise Lines - 0.5%
Wyndham Worldwide Corp.	7,965	676,308
Publishing - 0.7%
Gannett Co., Inc.	27,302	977,139

Total Consumer Discretionary		12,962,907

Consumer Staples - 8.6%

Agricultural Products - 1.6%
Archer-Daniels-Midland Co.	38,869	2,054,227
Soft Drinks - 1.5%
Dr. Pepper Snapple Group, Inc.	18,092	1,386,571
PepsiCo, Inc.	6,678	643,959

		2,030,530
Tobacco - 5.5%
Altria Group, Inc.	72,237	3,698,534
Lorillard, Inc.	38,135	2,764,025
Philip Morris International, Inc.	9,846	817,907

		7,280,466

Total Consumer Staples		11,365,223

Energy - 7.8%

Integrated Oil & Gas - 2.9%
Chevron Corp.	25,955	2,673,365
Occidental Petroleum Corp.	15,531	1,214,369

		3,887,734
Oil & Gas-Drilling - 0.9%
Helmerich & Payne, Inc. (1)	15,511	1,132,148

Oil & Gas-Exploration & Production - 1.6%
ConocoPhillips (1)	32,843	2,091,442
Oil & Gas-Refining & Marketing - 1.6%
Phillips 66 (1)	7,614	602,420
Valero Energy Corp.	25,506	1,510,975

		2,113,395
Oil & Gas-Storage & Transportation - 0.8%
Kinder Morgan, Inc. (1)	25,555	1,060,277

Total Energy		10,284,996

Financials - 16.5%

Asset Management & Custody Banks - 2.8%
Ameriprise Financial, Inc.	19,128	2,383,157
Invesco, Ltd.	15,943	635,010
T. Rowe Price Group, Inc. (1)	9,027	728,389

		3,746,556
Consumer Finance - 2.6%
Discover Financial Services	10,030	584,448
Navient Corp.	145,030	2,794,728

		3,379,176
Diversified Banks - 4.8%
JPMorgan Chase & Co.	37,545	2,469,710
U.S. Bancorp	14,822	638,977
Wells Fargo & Co.	56,651	3,170,190

		6,278,877
Hotel & Resort REIT’s - 1.4%
Host Hotels & Resorts, Inc. (1)	95,509	1,902,539
Property & Casualty Insurance - 0.9%
Progressive Corp. (1)	23,254	635,765
Travelers Cos., Inc.	6,069	613,697

		1,249,462
Regional Banks - 3.0%
Fifth Third Bancorp (1)	107,102	2,167,744
Huntington Bancshares, Inc. (1)	90,756	1,010,114
PNC Financial Services Group, Inc. (1)	7,479	715,666

		3,893,524
Residential REIT’s - 0.5%
AvalonBay Communities, Inc., REIT (1)	3,782	629,703
Retail REIT’s - 0.5%
Kimco Realty Corp.	27,225	652,311

Total Financials		21,732,148

Healthcare - 12.2%

Biotechnology - 0.5%
Amgen, Inc.	3,778	590,350
Healthcare Equipment - 0.8%
Medtronic, Inc.	13,436	1,025,436
Pharmaceuticals - 10.9%
AbbVie, Inc. (1)	28,624	1,906,072
Eli Lilly & Co. (1)	14,552	1,148,153
Johnson & Johnson	35,778	3,582,809
Merck & Co., Inc.	50,355	3,066,116
Pfizer, Inc. (1)	134,286	4,666,438

		14,369,588

Total Healthcare		15,985,374

Industrials - 7.6%

Aerospace & Defense - 4.8%
Boeing Co.	21,653	3,042,680

General Dynamics Corp.	8,248	1,156,040
Honeywell International, Inc. (1)	7,872	820,262
Lockheed Martin Corp.	6,827	1,284,841

		6,303,823
Construction Machinery & Heavy Trucks - 0.5%
Caterpillar, Inc. (1)	8,333	710,971
Environmental & Facilities Services - 1.1%
Waste Management, Inc.	30,141	1,496,501
Railroads - 0.7%
Union Pacific Corp.	8,855	893,558
Security & Alarm Services - 0.5%
ADT Corp. (1)	17,244	629,061

Total Industrials		10,033,914

Information Technology - 14.8%

Communications Equipment - 2.9%
Cisco Systems, Inc.	131,743	3,861,387
Electronic Components - 0.6%
Corning, Inc.	39,806	832,742
Semiconductors - 2.4%
Intel Corp. (1)	70,274	2,421,642
Microchip Technology, Inc. (1)	13,393	657,998

		3,079,640
Systems Software - 4.1%
CA, Inc.	44,229	1,346,773
Microsoft Corp.	86,507	4,053,718

		5,400,491
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	26,570	3,461,540
Seagate Technology PLC (1)	34,735	1,932,655
Western Digital Corp.	9,368	912,069

		6,306,264

Total Information Technology		19,480,524

Materials - 7.6%

Commodity Chemicals - 2.4%
LyondellBasell Industries NV, Class A	31,199	3,154,219
Diversified Chemicals - 2.2%
Dow Chemical Co. (1)	56,642	2,949,349
Paper Packaging - 1.2%
Avery Dennison Corp.	25,250	1,563,228
Paper Products - 1.8%
International Paper Co. (1)	46,169	2,392,939

Total Materials		10,059,735

Telecommunication Services - 5.8%

Integrated Telecommunication Services - 5.8%
AT&T, Inc. (1)	75,568	2,610,119
CenturyLink, Inc.	27,559	916,061
Verizon Communications, Inc. (1)	82,439	4,075,784

Total Telecommunication Services		7,601,964

Utilities - 6.5%

Electric Utilities - 4.9%
American Electric Power Co., Inc. (1)	50,600	2,848,274
Entergy Corp. (1)	12,568	961,075
Exelon Corp. (1)	28,632	968,621
Pinnacle West Capital Corp. (1)	27,393	1,668,781

		6,446,751

Multi-Utilities - 1.6%
CenterPoint Energy, Inc. (1)	41,905	853,605
PG&E Corp. (1)	23,928	1,279,430

		2,133,035

Total Utilities		8,579,786

Total Common Stocks (identified cost $104,676,677)		128,086,571

Short-Term Investments - 38.9%

Collateral Pool Investments for Securities on Loan - 36.7%
Collateral pool allocation (3)		48,264,182

Mutual Funds - 2.2%
BMO Prime Money Market Fund, Class I, 0.010% (4)	2,888,484	2,888,484

Total Short-Term Investments (identified cost $51,152,666)		51,152,666

Total Investments - 136.2% (identified cost $155,829,343)		179,239,237
Other Assets and Liabilities - (36.2)%		(47,659,767)

Total Net Assets - 100.0%		$131,579,470

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 98.2%

Consumer Discretionary - 8.6%

Apparel Retail - 0.9%
Foot Locker, Inc. (1)	39,092	$2,470,614
Auto Parts & Equipment - 1.7%
Lear Corp.	42,182	4,893,956
Cable & Satellite - 1.9%
Comcast Corp., Class A (1)	91,299	5,337,340
Department Stores - 1.6%
Dillard’s, Inc., Class A (1)	12,050	1,397,920
Kohl’s Corp.	19,743	1,292,969
Macy’s, Inc.	25,921	1,735,411

		4,426,300
Home Improvement Retail - 0.8%
Home Depot, Inc.	10,646	1,186,177
Lowe’s Cos., Inc. (1)	16,342	1,143,613

		2,329,790
Homefurnishing Retail - 1.7%
Bed Bath & Beyond, Inc. (1) (2)	68,868	4,911,666

Total Consumer Discretionary		24,369,666

Consumer Staples - 8.4%

Agricultural Products - 2.0%
Archer-Daniels-Midland Co.	106,004	5,602,312
Drug Retail - 2.3%
CVS Health Corp. (1)	64,871	6,641,493
Food Retail - 1.6%
Kroger Co. (1)	61,213	4,456,306
Hypermarkets & Super Centers - 1.2%
Wal-Mart Stores, Inc. (1)	44,877	3,333,015
Soft Drinks - 1.3%
Dr. Pepper Snapple Group, Inc. (1)	48,344	3,705,084

Total Consumer Staples		23,738,210

Energy - 11.6%

Integrated Oil & Gas - 4.6%
Chevron Corp.	36,419	3,751,157
Exxon Mobil Corp.	85,666	7,298,743
Occidental Petroleum Corp.	23,429	1,831,914

		12,881,814
Oil & Gas-Drilling - 1.4%
Helmerich & Payne, Inc. (1)	55,804	4,073,134
Oil & Gas-Equipment & Services - 1.0%
Halliburton Co.	62,103	2,819,476
Oil & Gas-Exploration & Production - 1.7%
Apache Corp. (1)	27,779	1,662,295
EOG Resources, Inc.	36,814	3,265,034

		4,927,329
Oil & Gas-Refining & Marketing - 2.9%
Marathon Petroleum Corp.	38,764	4,010,523

Valero Energy Corp. (1)	69,136	4,095,617

		8,106,140

Total Energy		32,807,893

Financials - 25.2%

Asset Management & Custody Banks - 1.8%
Ameriprise Financial, Inc.	41,745	5,201,010
Consumer Finance - 3.6%
Capital One Financial Corp. (1)	68,520	5,725,531
Discover Financial Services	58,594	3,414,272
Synchrony Financial (1) (2)	33,478	1,081,005

		10,220,808
Diversified Banks - 5.7%
Citigroup, Inc.	108,524	5,868,978
Wells Fargo & Co.	181,829	10,175,151

		16,044,129
Life & Health Insurance - 0.9%
Lincoln National Corp. (1)	44,571	2,540,993
Multi-Line Insurance - 1.0%
American International Group, Inc.	45,650	2,675,546
Office REIT’s - 1.3%
Boston Properties, Inc. (1)	27,202	3,537,076
Property & Casualty Insurance - 3.3%
Allstate Corp.	30,089	2,025,591
Axis Capital Holdings, Ltd. (1)	27,816	1,530,993
Travelers Cos., Inc.	55,720	5,634,406

		9,190,990
Regional Banks - 4.8%
Fifth Third Bancorp (1)	257,699	5,215,828
Huntington Bancshares, Inc. (1)	291,542	3,244,862
Keycorp	115,889	1,689,662
PNC Financial Services Group, Inc. (1)	36,933	3,534,119

		13,684,471
Reinsurance - 2.4%
Everest Re Group, Ltd.	28,163	5,111,866
Reinsurance Group of America, Inc. (1)	19,078	1,784,747

		6,896,613
Residential REIT’s - 0.4%
Equity Residential (1)	16,104	1,196,849

Total Financials		71,188,485

Healthcare - 15.7%

Biotechnology - 2.4%
Amgen, Inc.	8,774	1,371,025
Gilead Sciences, Inc. (2)	18,911	2,123,138
United Therapeutics Corp. (1) (2)	17,817	3,273,339

		6,767,502
Healthcare Equipment - 2.5%
Medtronic, Inc.	93,089	7,104,553
Healthcare Facilities - 1.2%
HCA Holdings, Inc. (1) (2)	41,057	3,359,694
Managed Healthcare - 4.4%
Aetna, Inc.	57,095	6,735,497
Cigna Corp. (1)	18,257	2,571,133
UnitedHealth Group, Inc. (1)	26,875	3,230,644

		12,537,274
Pharmaceuticals - 5.2%
Johnson & Johnson	111,285	11,144,080

Pfizer, Inc. (1)	99,165	3,445,984

		14,590,064

Total Healthcare		44,359,087

Industrials - 8.8%

Aerospace & Defense - 4.2%
Boeing Co.	32,873	4,619,314
General Dynamics Corp.	42,343	5,934,795
Northrop Grumman Corp.	7,933	1,262,775

		11,816,884
Air Freight & Logistics - 1.2%
FedEx Corp. (1)	20,129	3,486,745
Airlines - 1.5%
Alaska Air Group, Inc. (1)	21,099	1,363,839
Southwest Airlines Co.	74,292	2,752,519

		4,116,358
Diversified Support Services - 0.4%
Cintas Corp. (1)	12,921	1,112,369
Electrical Components & Equipment - 0.2%
Regal-Beloit Corp. (1)	8,738	683,224
Industrial Machinery - 0.7%
Snap-on, Inc.	12,861	1,998,600
Security & Alarm Services - 0.6%
ADT Corp. (1)	47,083	1,717,588

Total Industrials		24,931,768

Information Technology - 10.6%

Communications Equipment - 4.1%
Brocade Communications Systems, Inc.	229,872	2,842,367
Cisco Systems, Inc.	295,388	8,657,822

		11,500,189
Consulting & Other Services - 0.7%
Amdocs, Ltd.	36,016	1,975,478
Data Processing & Outsourced Services - 0.5%
Fiserv, Inc. (1) (2)	18,408	1,475,401
Semiconductors - 0.4%
Micron Technology, Inc. (1) (2)	44,255	1,236,042
Systems Software - 1.4%
Oracle Corp.	86,989	3,783,152
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	38,951	5,074,536
EMC Corp. (1)	91,883	2,420,198
Hewlett-Packard Co.	69,019	2,305,235

		9,799,969

Total Information Technology		29,770,231

Materials - 3.1%

Commodity Chemicals - 1.9%
LyondellBasell Industries NV, Class A	51,102	5,166,412
Diversified Chemicals - 0.6%
Dow Chemical Co.	31,298	1,629,687
Paper Packaging - 0.6%
Avery Dennison Corp.	28,527	1,766,107

Total Materials		8,562,206

Telecommunication Services - 1.0%

Integrated Telecommunication Services - 1.0%
Verizon Communications, Inc. (1)	57,587	2,847,101

Utilities - 5.2%

Electric Utilities - 3.0%
American Electric Power Co., Inc. (1)	97,705	5,499,814
Entergy Corp. (1)	37,140	2,840,096

		8,339,910
Gas Utilities - 0.4%
UGI Corp. (1)	32,994	1,233,976
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (1)	165,807	2,254,975
Multi-Utilities - 1.0%
PG&E Corp. (1)	51,441	2,750,550

Total Utilities		14,579,411

Total Common Stocks (identified cost $224,486,105)		277,154,058

Short-Term Investments - 38.7%

Collateral Pool Investments for Securities on Loan - 37.1%
Collateral pool allocation (3)		104,857,319
Mutual Funds - 1.6%
BMO Prime Money Market Fund, Class I, 0.010% (4)	4,446,599	4,446,599

Total Short-Term Investments (identified cost $109,303,918)		109,303,918

Total Investments - 136.9% (identified cost $333,790,023)		386,457,976
Other Assets and Liabilities - (36.9)%		(104,145,685)

Total Net Assets - 100.0%		$282,312,291

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 98.0%

Consumer Discretionary - 15.4%

Cable & Satellite - 4.9%
AMC Networks, Inc., Class A (1) (2)	42,170	$3,314,140
Comcast Corp., Class A (1)	97,030	5,672,374
Sirius XM Holdings, Inc. (1) (2)	1,299,543	5,016,236

		14,002,750
Footwear - 1.0%
NIKE, Inc., Class B	27,376	2,783,318
Home Improvement Retail - 3.7%
Home Depot, Inc.	35,430	3,947,611
Lowe’s Cos., Inc. (1)	93,103	6,515,348

		10,462,959
Homebuilding - 0.6%
Toll Brothers, Inc. (2)	49,495	1,790,234
Homefurnishing Retail - 1.6%
Bed Bath & Beyond, Inc. (1) (2)	64,482	4,598,856
Hotels, Resorts & Cruise Lines - 0.5%
Choice Hotels International, Inc. (1)	24,735	1,399,259
Internet Retail - 1.0%
Expedia, Inc.	14,789	1,586,268
Priceline Group, Inc. (1) (2)	1,056	1,237,674

		2,823,942
Movies & Entertainment - 1.9%
Walt Disney Co. (1)	49,448	5,457,576
Restaurants - 0.2%
Chipotle Mexican Grill, Inc., Class A (1) (2)	1,087	669,070

Total Consumer Discretionary		43,987,964

Consumer Staples - 8.6%

Agricultural Products - 1.4%
Archer-Daniels-Midland Co.	78,791	4,164,104
Drug Retail - 1.9%
CVS Health Corp. (1)	51,865	5,309,939
Household Products - 1.0%
Church & Dwight Co., Inc. (1)	16,634	1,396,757
Spectrum Brands Holdings, Inc.	14,889	1,439,022

		2,835,779
Hypermarkets & Super Centers - 1.6%
Costco Wholesale Corp. (1)	32,923	4,694,491
Packaged Foods & Meats - 0.6%
Pilgrim’s Pride Corp. (1)	63,232	1,617,474
Soft Drinks - 2.1%
PepsiCo, Inc.	63,092	6,083,961

Total Consumer Staples		24,705,748

Energy - 3.7%

Oil & Gas-Drilling - 0.9%
Helmerich & Payne, Inc. (1)	36,047	2,631,071

Oil & Gas-Equipment & Services - 0.5%
National Oilwell Varco, Inc. (1)	28,803	1,416,820
Oil & Gas-Exploration & Production - 1.6%
EOG Resources, Inc.	50,493	4,478,224
Oil & Gas-Refining & Marketing - 0.7%
Tesoro Corp.	24,087	2,131,699

Total Energy		10,657,814

Financials - 7.7%

Asset Management & Custody Banks - 1.9%
Affiliated Managers Group, Inc. (1) (2)	23,863	5,337,199
Life & Health Insurance - 1.1%
Prudential Financial, Inc.	37,059	3,135,562
Regional Banks - 0.6%
Signature Bank (1) (2)	13,011	1,816,986
Reinsurance - 1.8%
Reinsurance Group of America, Inc. (1)	55,345	5,177,525
Residential REIT’s - 0.9%
Equity Lifestyle Properties, Inc.	49,320	2,702,243
Retail REIT’s - 0.5%
Realty Income Corp.	29,927	1,363,773
Specialized Finance - 0.9%
Intercontinental Exchange, Inc.	10,218	2,419,418

Total Financials		21,952,706

Healthcare - 16.3%

Biotechnology - 8.4%
Amgen, Inc.	49,442	7,725,807
Celgene Corp. (1) (2)	62,219	7,120,342
Gilead Sciences, Inc. (2)	81,055	9,100,045

		23,946,194
Healthcare Equipment - 3.4%
Edwards Lifesciences Corp. (2)	38,419	5,022,132
Medtronic PLC	62,301	4,754,812

		9,776,944
Healthcare Technology - 1.3%
Cerner Corp. (1) (2)	52,913	3,560,516
Managed Healthcare - 2.2%
Centene Corp. (1) (2)	74,810	5,636,186
UnitedHealth Group, Inc. (1)	5,854	703,709

		6,339,895
Pharmaceuticals - 1.0%
Johnson & Johnson	29,800	2,984,172

Total Healthcare		46,607,721

Industrials - 10.2%

Aerospace & Defense - 2.4%
General Dynamics Corp.	32,667	4,578,607
TransDigm Group, Inc. (1)	9,402	2,125,228

		6,703,835
Airlines - 0.9%
Southwest Airlines Co.	68,391	2,533,886
Building Products - 1.3%
A.O. Smith Corp. (1)	51,873	3,702,695
Construction Machinery & Heavy Trucks - 0.2%
Wabtec Corp. (1)	6,112	613,033

Diversified Support Services - 1.7%
Cintas Corp. (1)	57,348	4,937,089
Electrical Components & Equipment - 3.1%
Acuity Brands, Inc. (1)	20,305	3,583,630
Roper Industries, Inc. (1)	30,142	5,273,644

		8,857,274
Industrial Conglomerates - 0.6%
Danaher Corp. (1)	20,065	1,732,011

Total Industrials		29,079,823

Information Technology - 31.3%

Application Software - 2.7%
Factset Research Systems, Inc.	28,551	4,715,769
Synopsys, Inc. (1) (2)	61,663	3,076,367

		7,792,136
Communications Equipment - 2.9%
Cisco Systems, Inc.	167,034	4,895,767
F5 Networks, Inc. (1) (2)	20,308	2,552,512
Palo Alto Networks, Inc. (1) (2)	5,590	947,449

		8,395,728
Consulting & Other Services - 2.2%
Cognizant Technology Solutions Corp., Class A (2)	95,656	6,190,856
Data Processing & Outsourced Services - 3.7%
MasterCard, Inc., Class A (1)	68,109	6,283,736
Visa, Inc., Class A (1)	64,725	4,445,313

		10,729,049
Internet Software & Services - 5.4%
eBay, Inc. (2)	26,806	1,644,816
Google, Inc., Class A (2)	7,328	3,996,105
Google, Inc., Class C (2)	9,999	5,320,568
VeriSign, Inc. (1) (2)	69,600	4,398,024

		15,359,513
Semiconductors - 2.8%
Microchip Technology, Inc. (1)	44,037	2,163,538
Skyworks Solutions, Inc. (1)	53,577	5,859,181

		8,022,719
Systems Software - 5.8%
Microsoft Corp.	148,693	6,967,754
Oracle Corp.	194,436	8,456,022
Red Hat, Inc. (1) (2)	14,418	1,114,079

		16,537,855
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	127,087	16,556,894

Total Information Technology		89,584,750

Materials - 1.3%

Commodity Chemicals - 1.3%
LyondellBasell Industries NV, Class A	37,011	3,741,812

Telecommunication Services - 3.5%

Integrated Telecommunication Services - 1.8%
Verizon Communications, Inc. (1)	100,383	4,962,936
Wireless Telecommunication Services - 1.7%
SBA Communications Corp., Class A (2)	44,289	4,951,953

Total Telecommunication Services		9,914,889

Total Common Stocks (identified cost $219,679,528)		280,233,227

Short-Term Investments - 44.7%

Collateral Pool Investments for Securities on Loan - 42.8%
Collateral pool allocation (3)		122,243,000
Mutual Funds - 1.9%
BMO Prime Money Market Fund, Class I, 0.010% (4)	5,456,084	5,456,084

Total Short-Term Investments (identified cost $127,699,084)		127,699,084

Total Investments - 142.7% (identified cost $347,378,612)		407,932,311
Other Assets and Liabilities - (42.7)%		(122,042,748)

Total Net Assets - 100.0%		$285,889,563

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 97.0%

Consumer Discretionary - 10.0%

Advertising - 1.5%
The Interpublic Group of Cos., Inc.	251,900	$5,143,798
Auto Parts & Equipment - 2.2%
Visteon Corp. (2)	67,500	7,392,600
Automotive Retail - 1.4%
Advance Auto Parts, Inc. (1)	31,342	4,802,221
Catalog Retail - 1.4%
Liberty Interactive Corp., Class A (1) (2)	165,247	4,621,959
Department Stores - 1.0%
Kohl’s Corp.	48,142	3,152,820
Homebuilding - 1.0%
TRI Pointe Homes, Inc. (2)	227,800	3,284,876
Leisure Products - 1.5%
Hasbro, Inc. (1)	68,700	4,955,331

Total Consumer Discretionary		33,353,605

Consumer Staples - 1.5%

Agricultural Products - 0.8%
Darling Ingredients, Inc. (2)	178,450	2,801,665
Household Products - 0.7%
Energizer Holdings, Inc. (1)	16,700	2,366,223

Total Consumer Staples		5,167,888

Energy - 6.7%

Oil & Gas-Equipment & Services - 1.3%
Weatherford International PLC (1) (2)	312,050	4,312,531
Oil & Gas-Exploration & Production - 5.4%
Cimarex Energy Co. (1)	26,600	3,072,566
Newfield Exploration Co. (2)	44,320	1,675,739
Noble Energy, Inc. (1)	111,000	4,859,580
QEP Resources, Inc. (1)	228,150	4,296,065
Southwestern Energy Co. (1) (2)	160,900	4,146,393

		18,050,343

Total Energy		22,362,874

Financials - 29.5%

Asset Management & Custody Banks - 3.6%
Ameriprise Financial, Inc.	43,000	5,357,370
Invesco, Ltd.	164,000	6,532,120

		11,889,490
Consumer Finance - 3.9%
Ally Financial, Inc. (2)	245,600	5,567,752
Discover Financial Services	128,040	7,460,891

		13,028,643
Diversified REIT’s - 1.6%
Duke Realty Corp. (1)	276,530	5,408,927
Life & Health Insurance - 2.2%
Lincoln National Corp. (1)	125,200	7,137,652

Property & Casualty Insurance - 1.7%
Axis Capital Holdings, Ltd.	103,100	5,674,624
Real Estate Operating Companies - 1.8%
Forest City Enterprises, Inc., Class A (1) (2)	254,250	5,863,005
Regional Banks - 7.3%
East West Bancorp, Inc. (1)	161,900	6,945,510
Fifth Third Bancorp (1)	267,550	5,415,212
Huntington Bancshares, Inc. (1)	567,580	6,317,165
Regions Financial Corp. (1)	557,000	5,620,130

		24,298,017
Reinsurance - 3.1%
Reinsurance Group of America, Inc. (1)	66,300	6,202,365
Validus Holdings, Ltd.	98,910	4,244,228

		10,446,593
Residential REIT’s - 1.5%
UDR, Inc. (1)	156,500	5,095,640
Retail REIT’s - 2.8%
Brixmor Property Group, Inc. (1)	232,305	5,756,518
WP GLIMCHER, Inc.	255,400	3,593,478

		9,349,996

Total Financials		98,192,587

Healthcare - 8.4%

Healthcare Distributors - 2.1%
Cardinal Health, Inc. (1)	81,000	7,141,770
Healthcare Services - 1.5%
Laboratory Corporation of America Holdings (2)	41,000	4,835,950
Managed Healthcare - 2.2%
Cigna Corp.	52,000	7,323,160
Pharmaceuticals - 2.6%
Mallinckrodt PLC (2)	41,340	5,351,050
Mylan, Inc. (1) (2)	45,459	3,301,687

		8,652,737

Total Healthcare		27,953,617

Industrials - 12.7%

Aerospace & Defense - 3.3%
L-3 Communications Holdings, Inc. (1)	35,300	4,158,693
Spirit Aerosystems Holdings, Inc., Class A (1) (2)	129,200	7,053,028

		11,211,721
Agricultural & Farm Machinery - 1.3%
AGCO Corp. (1)	84,900	4,311,222
Construction & Engineering - 2.5%
Fluor Corp.	73,100	4,109,682
Jacobs Engineering Group, Inc. (1) (2)	95,000	4,109,700

		8,219,382
Electrical Components & Equipment - 1.6%
Regal-Beloit Corp. (1)	68,700	5,371,653
Industrial Machinery - 2.4%
Dover Corp.	47,200	3,558,880
Parker-Hannifin Corp. (1)	37,300	4,492,039

		8,050,919
Trading Companies & Distributors - 1.6%
WESCO International, Inc. (1) (2)	72,700	5,224,222

Total Industrials		42,389,119

Information Technology - 14.6%

Communications Equipment - 1.6%
CommScope Holding Co., Inc. (1) (2)	167,185	5,211,156
Consulting & Other Services - 1.2%
Teradata Corp. (1) (2)	105,860	4,122,188
Data Processing & Outsourced Services - 1.1%
Western Union Co. (1)	173,700	3,812,715
Semiconductors - 2.1%
Broadcom Corp., Class A	120,900	6,873,165
Systems Software - 2.9%
Check Point Software Technologies, Ltd. (1) (2)	56,501	4,786,765
Symantec Corp.	197,350	4,859,744

		9,646,509
Technology Distributors - 1.0%
Avnet, Inc.	77,900	3,428,379
Technology Hardware, Storage & Peripherals - 4.7%
NetApp, Inc. (1)	156,000	5,210,400
Seagate Technology PLC (1)	68,950	3,836,378
Western Digital Corp. (1)	66,400	6,464,704

		15,511,482

Total Information Technology		48,605,594

Materials - 8.6%

Metal & Glass Containers - 2.0%
Berry Plastics Group, Inc. (2)	193,350	6,471,424
Paper Products - 1.2%
International Paper Co. (1)	78,500	4,068,655
Specialty Chemicals - 3.8%
Ashland, Inc.	51,510	6,562,374
WR Grace & Co. (1) (2)	63,274	6,196,423

		12,758,797
Steel - 1.6%
Reliance Steel & Aluminum Co.	82,100	5,237,980

Total Materials		28,536,856

Telecommunication Services - 0.9%

Integrated Telecommunication Services - 0.9%
CenturyLink, Inc.	87,246	2,900,057

Utilities - 4.1%

Electric Utilities - 2.6%
Edison International (1)	77,400	4,706,694
Great Plains Energy, Inc.	156,300	4,074,741

		8,781,435
Multi-Utilities - 1.5%
CMS Energy Corp. (1)	142,210	4,855,049

Total Utilities		13,636,484

Total Common Stocks (identified cost $231,569,316)		323,098,681

Short-Term Investments - 41.3%

Collateral Pool Investments for Securities on Loan - 38.9%
Collateral pool allocation (3)		129,690,675
Mutual Funds - 2.4%
BMO Prime Money Market Fund, Class I, 0.010% (4)	7,860,748	7,860,748

Total Short-Term Investments (identified cost $137,551,423)		137,551,423

Total Investments - 138.3% (identified cost $369,120,739)	460,650,104
Other Assets and Liabilities - (38.3)%	(127,622,735)

Total Net Assets - 100.0%	$333,027,369

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 96.5%

Consumer Discretionary - 20.5%

Apparel, Accessories & Luxury Goods - 1.9%
Gildan Activewear, Inc. (1)	60,500	$1,915,430
VF Corp.	40,800	2,873,544

		4,788,974
Auto Parts & Equipment - 2.5%
BorgWarner, Inc.	48,700	2,929,305
Visteon Corp. (2)	29,900	3,274,648

		6,203,953
Automotive Retail - 2.3%
Advance Auto Parts, Inc. (1)	17,000	2,604,740
O’Reilly Automotive, Inc. (1) (2)	14,270	3,132,693

		5,737,433
Casinos & Gaming - 0.8%
MGM Resorts International (1) (2)	102,200	2,049,110
Department Stores - 0.9%
Macy’s, Inc.	32,800	2,195,960
General Merchandise Stores - 1.5%
Dollar Tree, Inc. (1) (2)	49,700	3,727,003
Homebuilding - 1.5%
TRI Pointe Homes, Inc. (1) (2)	254,898	3,675,629
Homefurnishing Retail - 1.0%
Restoration Hardware Holdings, Inc. (1) (2)	29,273	2,662,672
Hotels, Resorts & Cruise Lines - 4.6%
Hilton Worldwide Holdings, Inc. (1) (2)	84,500	2,447,120
Marriott International, Inc., Class A (1)	39,800	3,104,002
Norwegian Cruise Line Holdings, Ltd. (2)	54,300	2,962,608
Wyndham Worldwide Corp.	35,100	2,980,341

		11,494,071
Leisure Products - 1.2%
Brunswick Corp. (1)	61,200	3,123,648
Restaurants - 1.8%
Dunkin’ Brands Group, Inc.	42,629	2,274,684
Restaurant Brands International, Inc.	58,500	2,262,195

		4,536,879
Specialized Consumer Services - 0.5%
LifeLock, Inc. (1) (2)	86,300	1,313,486

Total Consumer Discretionary		51,508,818

Consumer Staples - 0.9%

Packaged Foods & Meats - 0.9%
Hain Celestial Group, Inc. (1) (2)	36,900	2,334,663

Energy - 3.3%

Oil & Gas-Storage & Transportation - 3.3%
GasLog, Ltd. (1)	184,150	3,811,905
Golar LNG, Ltd. (1)	92,100	4,375,671

Total Energy		8,187,576

Financials - 10.7%

Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	22,400	2,790,816
Health Care REIT’s - 1.3%
New Senior Investment Group, Inc. (1)	208,932	3,332,465
Multi-Line Insurance - 1.2%
Hartford Financial Services Group, Inc.	72,200	2,968,142
Property & Casualty Insurance - 0.9%
First American Financial Corp. (1)	61,500	2,196,165
Real Estate Services - 2.2%
CBRE Group, Inc., Class A (2)	78,500	3,001,840
Jones Lang LaSalle, Inc.	15,100	2,615,773

		5,617,613
Regional Banks - 1.1%
Home BancShares, Inc. (1)	82,200	2,803,842
Specialized Finance - 1.2%
Intercontinental Exchange, Inc.	13,000	3,078,140
Specialized REIT’s - 0.9%
Pebblebrook Hotel Trust (1)	52,000	2,229,760
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (1) (2)	179,700	1,949,745

Total Financials		26,966,688

Healthcare - 18.7%

Biotechnology - 3.1%
Alkermes PLC (1) (2)	31,714	1,937,726
Quintiles Transnational Holdings, Inc. (1) (2)	49,600	3,457,616
Vertex Pharmaceuticals, Inc. (2)	19,000	2,437,510

		7,832,852
Healthcare Distributors - 2.4%
AmerisourceBergen Corp.	25,400	2,859,024
Cardinal Health, Inc. (1)	35,100	3,094,767

		5,953,791
Healthcare Equipment - 1.8%
NxStage Medical, Inc. (1) (2)	182,700	2,961,567
STERIS Corp.	24,400	1,630,652

		4,592,219
Healthcare Facilities - 3.2%
Acadia Healthcare Co., Inc. (1) (2)	47,172	3,497,332
Brookdale Senior Living, Inc. (2)	59,600	2,246,324
Tenet Healthcare Corp. (2)	43,900	2,335,041

		8,078,697
Healthcare Services - 2.5%
Envision Healthcare Holdings, Inc. (2)	87,273	3,224,737
MEDNAX, Inc. (1) (2)	44,500	3,167,510

		6,392,247
Healthcare Technology - 1.4%
Cerner Corp. (1) (2)	50,200	3,377,958
Pharmaceuticals - 4.3%
Akorn, Inc. (1) (2)	30,320	1,391,688
Horizon Pharma PLC (1) (2)	92,900	3,012,747
Jazz Pharmaceuticals PLC (1) (2)	19,280	3,457,868
Mylan, Inc. (1) (2)	40,200	2,919,726

		10,782,029

Total Healthcare		47,009,793

Industrials - 12.2%

Aerospace & Defense - 1.0%
B/E Aerospace, Inc.	41,300	2,368,142
Building Products - 0.9%
Fortune Brands Home & Security, Inc.	49,200	2,256,312
Construction Machinery & Heavy Trucks - 1.2%
Wabtec Corp. (1)	31,000	3,109,300
Electrical Components & Equipment - 2.3%
AMETEK, Inc. (1)	47,025	2,528,064
Roper Industries, Inc. (1)	17,900	3,131,784

		5,659,848
Human Resource & Employment Services - 3.2%
Robert Half International, Inc. (1)	64,700	3,647,139
Towers Watson & Co., Class A (1)	20,100	2,772,795
TriNet Group, Inc. (2)	53,607	1,604,458

		8,024,392
Research & Consulting Services - 2.1%
Acacia Research Corp. (1)	224,300	2,290,103
Verisk Analytics, Inc., Class A (1) (2)	42,526	3,086,537

		5,376,640
Trading Companies & Distributors - 0.6%
United Rentals, Inc. (1) (2)	17,699	1,573,618
Trucking - 0.9%
J.B. Hunt Transport Services, Inc. (1)	27,600	2,318,952

Total Industrials		30,687,204

Information Technology - 27.3%

Application Software - 3.6%
Autodesk, Inc. (1) (2)	49,900	2,702,085
PTC, Inc. (2)	69,300	2,860,011
Qlik Technologies, Inc. (2)	98,100	3,548,277

		9,110,373
Communications Equipment - 2.1%
F5 Networks, Inc. (1) (2)	23,200	2,916,008
Palo Alto Networks, Inc. (1) (2)	13,560	2,298,284

		5,214,292
Data Processing & Outsourced Services - 8.4%
Alliance Data Systems Corp. (1) (2)	11,600	3,457,148
Cardtronics, Inc. (1) (2)	115,718	4,223,707
FleetCor Technologies, Inc. (1) (2)	21,400	3,255,796
Total System Services, Inc.	75,000	3,090,000
Vantiv, Inc., Class A (2)	75,200	3,008,000
VeriFone Systems, Inc. (2)	49,400	1,885,598
WEX, Inc. (1) (2)	19,500	2,211,105

		21,131,354
Electronic Components - 1.3%
Amphenol Corp., Class A	56,300	3,211,915
Internet Software & Services - 5.5%
Criteo SA, ADR (2)	97,148	4,666,019
Rackspace Hosting, Inc. (1) (2)	51,800	2,076,662
Shutterstock, Inc. (1) (2)	80,400	5,144,796
Xoom Corp. (1) (2)	103,900	1,954,359

		13,841,836
Semiconductors - 1.4%
NXP Semiconductors (1) (2)	31,800	3,569,550
Systems Software - 5.0%
Check Point Software Technologies, Ltd. (1) (2)	36,900	3,126,168
FleetMatics Group PLC (1) (2)	47,400	1,981,794

Fortinet, Inc. (1) (2)	58,800	2,355,528
Red Hat, Inc. (1) (2)	44,314	3,424,143
Rovi Corp. (1) (2)	96,200	1,612,312

		12,499,945

Total Information Technology		68,579,265

Materials - 0.6%

Specialty Chemicals - 0.6%
Platform Specialty Products Corp. (1) (2)	59,391	1,554,262

Telecommunication Services - 2.3%

Wireless Telecommunication Services - 2.3%
Crown Castle International Corp.	29,500	2,405,725
SBA Communications Corp., Class A (2)	29,200	3,264,852

Total Telecommunication Services		5,670,577

Total Common Stocks (identified cost $165,500,908)		242,498,846

Short-Term Investments - 47.2%

Collateral Pool Investments for Securities on Loan - 46.3%
Collateral pool allocation (3)		116,379,012
Mutual Funds - 0.9%
BMO Prime Money Market Fund, Class I, 0.010% (4)	2,374,040	2,374,040

Total Short-Term Investments (identified cost $118,753,052)		118,753,052

Total Investments - 143.7% (identified cost $284,253,960)		361,251,898
Other Assets and Liabilities - (43.7)%		(109,887,107)

Total Net Assets - 100.0%		$251,364,791

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 94.5%

Consumer Discretionary - 10.7%

Apparel Retail - 1.6%
Crocs, Inc. (1) (2)	30,600	$460,224
Finish Line, Inc., Class A	35,600	931,652

		1,391,876
Auto Parts & Equipment - 1.2%
American Axle & Manufacturing Holdings, Inc. (2)	41,400	1,039,554
Homebuilding - 2.7%
Century Communities, Inc. (2)	77,080	1,591,702
TRI Pointe Homes, Inc. (2)	54,910	791,802

		2,383,504
Household Appliances - 1.0%
Helen of Troy, Ltd. (1) (2)	10,560	923,895
Leisure Facilities - 1.5%
ClubCorp Holdings, Inc. (1)	60,000	1,363,800
Leisure Products - 1.0%
Brunswick Corp.	17,730	904,939
Publishing - 1.0%
Time, Inc.	38,100	857,631
Specialized Consumer Services - 0.7%
Steiner Leisure, Ltd. (1) (2)	12,751	625,564

Total Consumer Discretionary		9,490,763

Consumer Staples - 2.2%

Agricultural Products - 1.2%
Darling Ingredients, Inc. (1) (2)	68,500	1,075,450
Food Retail - 1.0%
SUPERVALU, Inc. (2)	98,500	869,755

Total Consumer Staples		1,945,205

Energy - 3.8%

Oil & Gas-Drilling - 1.2%
Atwood Oceanics, Inc. (1)	18,150	558,475
Unit Corp. (2)	15,400	485,562

		1,044,037
Oil & Gas-Equipment & Services - 2.1%
Helix Energy Solutions Group, Inc. (1) (2)	46,400	727,088
Oil States International, Inc. (1) (2)	16,100	658,168
Tidewater, Inc. (1)	20,800	510,432

		1,895,688
Oil & Gas-Exploration & Production - 0.5%
Bellatrix Exploration, Ltd. (1) (2)	153,400	432,588

Total Energy		3,372,313

Financials - 27.2%

Consumer Finance - 1.2%
Nelnet, Inc., Class A	24,880	1,022,817
Diversified Capital Markets - 2.7%
Encore Capital Group, Inc. (1) (2)	32,600	1,294,546

HFF, Inc., Class A (1)	28,150	1,132,756

		2,427,302
Life & Health Insurance - 1.3%
American Equity Investment Life Holding Co. (1)	45,450	1,154,884
Office REIT’s - 1.3%
Corporate Office Properties Trust (1)	45,450	1,166,701
Regional Banks - 11.8%
Ameris Bancorp (1)	61,690	1,553,971
BBCN Bancorp, Inc. (1)	75,400	1,085,760
Customers Bancorp, Inc. (1) (2)	45,520	1,142,552
Fidelity Southern Corp.	52,860	817,216
First Merchants Corp.	57,070	1,329,160
First NBC Bank Holding Co. (1) (2)	26,837	912,190
FirstMerit Corp.	58,750	1,153,850
Great Western Bancorp, Inc.	58,600	1,358,348
Western Alliance Bancorp (1) (2)	35,700	1,119,195

		10,472,242
Reinsurance - 3.6%
Enstar Group, Ltd. (1) (2)	5,950	902,139
Maiden Holdings, Ltd. (1)	83,600	1,168,728
State National Cos., Inc.	100,000	1,070,000

		3,140,867
Residential REIT’s - 1.1%
Mid-America Apartment Communities, Inc. (1)	13,050	996,890
Retail REIT’s - 1.3%
Cedar Realty Trust, Inc.	167,930	1,133,527
Specialized Finance - 0.6%
Gain Capital Holdings, Inc.	59,959	557,619
Specialized REIT’s - 1.1%
LaSalle Hotel Properties (1)	26,500	966,190
Thrifts & Mortgage Finance - 1.2%
EverBank Financial Corp.	55,633	1,025,873

Total Financials		24,064,912

Healthcare - 6.6%

Healthcare Facilities - 1.3%
HealthSouth Corp. (1)	26,920	1,161,867
Healthcare Services - 1.2%
Civitas Solutions, Inc. (2)	47,770	1,059,539
Healthcare Technology - 1.0%
MedAssets, Inc. (1) (2)	41,900	874,453
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A (1) (2)	8,000	1,154,960
Pharmaceuticals - 1.8%
Impax Laboratories, Inc. (1) (2)	14,240	669,422
Prestige Brands Holdings, Inc. (2)	21,300	935,496

		1,604,918

Total Healthcare		5,855,737

Industrials - 16.9%

Aerospace & Defense - 2.4%
Moog, Inc., Class A (1) (2)	9,900	679,437
Triumph Group, Inc.	21,550	1,437,169

		2,116,606
Building Products - 1.1%
Continental Building Products, Inc. (2)	42,711	952,455
Construction & Engineering - 1.5%
EMCOR Group, Inc. (1)	28,570	1,296,221

Electrical Components & Equipment - 1.1%
Regal-Beloit Corp. (1)	13,100	1,024,289
Environmental & Facilities Services - 1.2%
Tetra Tech, Inc. (1)	40,200	1,051,632
Industrial Machinery - 4.1%
Actuant Corp., Class A (1)	46,440	1,091,340
Altra Industrial Motion Corp. (1)	28,400	781,000
Blount International, Inc. (2)	83,660	967,946
LB Foster Co., Class A (1)	20,789	793,101

		3,633,387
Research & Consulting Services - 1.6%
RPX Corp. (1) (2)	90,250	1,435,878
Trading Companies & Distributors - 3.9%
Applied Industrial Technologies, Inc. (1)	26,420	1,119,415
MRC Global, Inc. (1) (2)	55,650	852,001
WESCO International, Inc. (1) (2)	20,710	1,488,221

		3,459,637

Total Industrials		14,970,105

Information Technology - 13.7%

Communications Equipment - 4.7%
CommScope Holding Co., Inc. (1) (2)	40,280	1,255,528
Finisar Corp. (1) (2)	72,950	1,597,605
NETGEAR, Inc. (1) (2)	41,050	1,272,139

		4,125,272
Data Processing & Outsourced Services - 1.3%
MoneyGram International, Inc. (1) (2)	122,500	1,190,700
Home Entertainment Software - 1.4%
Take-Two Interactive Software, Inc. (1) (2)	45,700	1,250,809
Systems Software - 1.9%
AVG Technologies NV (1) (2)	67,500	1,655,100
Technology Distributors - 1.8%
Ingram Micro, Inc. (2)	59,800	1,603,238
Technology Hardware, Storage & Peripherals - 2.6%
Datalink Corp. (1) (2)	78,757	727,715
Synaptics, Inc. (1) (2)	15,550	1,549,402

		2,277,117

Total Information Technology		12,102,236

Materials - 7.1%

Metal & Glass Containers - 1.8%
Berry Plastics Group, Inc. (2)	47,420	1,587,148
Paper Packaging - 1.5%
Graphic Packaging Holding Co. (1)	95,100	1,354,224
Paper Products - 1.5%
KapStone Paper and Packaging Corp. (1)	48,460	1,305,997
Specialty Chemicals - 0.8%
Innophos Holdings, Inc. (1)	14,200	739,962
Steel - 1.5%
Worthington Industries, Inc. (1)	48,230	1,312,338

Total Materials		6,299,669

Telecommunication Services - 1.6%

Alternative Carriers - 1.0%
Premiere Global Services, Inc. (1) (2)	84,350	851,935
Integrated Telecommunication Services - 0.6%
IDT Corp., Class B (1)	30,805	554,182

Total Telecommunication Services		1,406,117

Utilities - 4.7%

Electric Utilities - 4.7%
Great Plains Energy, Inc.	31,700	826,419
PNM Resources, Inc. (1)	39,000	1,037,010
Portland General Electric Co. (1)	29,250	1,022,580
UIL Holdings Corp. (1)	24,200	1,226,698

Total Utilities		4,112,707

Total Common Stocks (identified cost $73,707,123)		83,619,764

Exchange Traded Funds - 1.4%
iShares Russell 2000 Value Index Fund, 2.040% (1)	12,530	1,274,927

Total Exchange Traded Funds (identified cost $1,231,315)		1,274,927

Short-Term Investments - 45.9%

Collateral Pool Investments for Securities on Loan - 41.5%
Collateral pool allocation (3)		36,753,476
Mutual Funds - 4.4%
BMO Prime Money Market Fund, Class I, 0.010% (4)	3,876,552	3,876,552

Total Short-Term Investments (identified cost $40,630,028)		40,630,028

Total Investments - 141.8% (identified cost $115,568,466)		125,524,719
Other Assets and Liabilities - (41.8)%		(37,007,753)

Total Net Assets - 100.0%		$88,516,966

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 98.2%

Consumer Discretionary - 14.0%

Apparel Retail - 3.7%
Cato Corp., Class A	885	$33,002
Children’s Place Retail Stores, Inc. (1)	294	19,227
Express, Inc. (2)	2,456	43,324
Stage Stores, Inc.	1,717	27,798
Tilly’s, Inc. (1) (2)	2,137	20,601
Zumiez, Inc. (2)	955	28,516

		172,468
Auto Parts & Equipment - 3.2%
American Axle & Manufacturing Holdings, Inc. (2)	1,726	43,340
Cooper-Standard Holding, Inc. (2)	202	12,639
Dana Holding Corp.	1,762	38,359
Tenneco, Inc. (2)	463	27,187
Tower International, Inc. (2)	866	23,824

		145,349
Casinos & Gaming - 0.5%
Boyd Gaming Corp. (2)	1,500	21,465
Education Services - 0.7%
K12, Inc. (2)	2,461	33,691
Homefurnishing Retail - 0.9%
Select Comfort Corp. (2)	1,370	42,675
Hotels, Resorts & Cruise Lines - 1.2%
Marcus Corp.	531	10,408
Marriott Vacations Worldwide Corp.	507	44,758

		55,166
Housewares & Specialties - 0.2%
CSS Industries, Inc.	298	8,222
Leisure Products - 1.4%
Brunswick Corp.	672	34,299
Nautilus, Inc. (2)	1,433	30,265

		64,564
Publishing - 0.2%
McClatchy Co., Class A (1) (2)	6,005	6,545
Restaurants - 0.8%
Red Robin Gourmet Burgers, Inc. (1) (2)	442	36,858
Specialty Stores - 0.4%
Outerwall, Inc.	265	20,315
Tires & Rubber - 0.8%
Cooper Tire & Rubber Co.	1,050	38,546

Total Consumer Discretionary		645,864

Consumer Staples - 2.2%

Food Distributors - 0.7%
Andersons, Inc.	695	30,817
Food Retail - 0.5%
Ingles Markets, Inc., Class A (1)	509	24,880
Packaged Foods & Meats - 0.8%
Sanderson Farms, Inc. (1)	440	35,873

Personal Products - 0.2%
Nutraceutical International Corp. (1) (2)	465	10,202

Total Consumer Staples		101,772

Energy - 2.9%

Oil & Gas-Drilling - 0.6%
Parker Drilling Co. (1) (2)	3,189	10,811
Pioneer Energy Services Corp. (2)	2,121	14,889

		25,700
Oil & Gas-Equipment & Services - 0.7%
Forum Energy Technologies, Inc. (2)	719	14,912
Hornbeck Offshore Services, Inc. (1) (2)	805	17,911

		32,823
Oil & Gas-Exploration & Production - 0.9%
Abraxas Petroleum Corp. (1) (2)	3,625	10,621
Bill Barrett Corp. (1) (2)	1,822	16,089
Bonanza Creek Energy, Inc. (2)	636	13,216

		39,926
Oil & Gas-Refining & Marketing - 0.7%
Adams Resources & Energy, Inc.	151	6,478
Delek U.S. Holdings, Inc.	723	27,373

		33,851

Total Energy		132,300

Financials - 20.8%

Consumer Finance - 2.7%
Cash America International, Inc. (1)	729	19,596
Credit Acceptance Corp. (1) (2)	222	51,153
Nelnet, Inc., Class A	336	13,813
Regional Management Corp. (2)	1,233	21,479
World Acceptance Corp. (1) (2)	244	19,903

		125,944
Diversified Real Estate Activities - 0.5%
St Joe Co. (1) (2)	1,547	24,644
Diversified REIT’s - 2.0%
American Assets Trust, Inc.	920	36,202
Cousins Properties, Inc.	2,891	27,898
Winthrop Realty Trust	1,771	29,647

		93,747
Investment Banking & Brokerage - 0.8%
Investment Technology Group, Inc.	1,399	37,577
Life & Health Insurance - 1.2%
CNO Financial Group, Inc.	801	14,418
Symetra Financial Corp.	1,664	40,702

		55,120
Multi-Line Insurance - 0.8%
Horace Mann Educators Corp.	1,099	37,828
Office REIT’s - 0.9%
DuPont Fabros Technology, Inc. (1)	1,283	41,364
Property & Casualty Insurance - 1.9%
Employers Holdings, Inc.	1,342	30,356
HCI Group, Inc.	869	37,567
Navigators Group, Inc. (2)	225	17,464

		85,387
Regional Banks - 5.3%
1st Source Corp.	434	13,706
Bancfirst Corp.	262	15,272
BBCN Bancorp, Inc.	1,424	20,506
Fidelity Southern Corp.	729	11,270

Financial Institutions, Inc.	826	19,056
First Financial Corp. (1)	374	12,738
Great Southern Bancorp, Inc.	317	12,509
Hanmi Financial Corp.	829	18,342
Preferred Bank	603	16,631
PrivateBancorp, Inc. (1)	1,133	43,201
SVB Financial Group (2)	261	35,211
Wintrust Financial Corp.	535	26,803

		245,245

Reinsurance - 0.7%
Maiden Holdings, Ltd.	2,143	29,959
Retail REIT’s - 0.3%
Saul Centers, Inc.	295	14,859
Specialized Finance - 0.2%
Marlin Business Services Corp.	444	7,934
Specialized REIT’s - 2.2%
Chesapeake Lodging Trust	1,122	34,861
CubeSmart	669	15,915
EPR Properties	263	15,167
Sovran Self Storage, Inc.	405	36,940

		102,883
Thrifts & Mortgage Finance - 1.3%
Provident Financial Holdings, Inc.	681	11,883
Walker & Dunlop, Inc. (1) (2)	1,980	48,748

		60,631

Total Financials		963,122

Healthcare - 19.4%

Biotechnology - 4.5%
Acorda Therapeutics, Inc. (2)	763	23,256
Adamas Pharmaceuticals, Inc. (2)	1,014	18,242
Ardelyx, Inc. (1) (2)	951	10,414
Dyax Corp. (2)	778	20,493
Emergent Biosolutions, Inc. (2)	1,426	45,432
Infinity Pharmaceuticals, Inc. (1) (2)	1,898	24,598
NewLink Genetics Corp. (2)	461	19,892
Repligen Corp. (1) (2)	796	32,445
Sangamo BioSciences, Inc. (2)	1,100	13,475

		208,247

Healthcare Equipment - 4.3%
AngioDynamics, Inc. (1) (2)	2,189	35,133
Cynosure, Inc., Class A (2)	1,162	41,483
Globus Medical, Inc., Class A (1) (2)	1,524	39,533
Greatbatch, Inc. (2)	243	12,631
Masimo Corp. (1) (2)	1,325	46,508
NuVasive, Inc. (1) (2)	467	23,607

		198,895

Healthcare Facilities - 2.1%
Amsurg Corp. (1) (2)	579	38,990
HealthSouth Corp.	313	13,509
Select Medical Holdings Corp.	1,400	22,890
U.S. Physical Therapy, Inc.	403	20,093

		95,482

Healthcare Services - 1.4%
AMN Healthcare Services, Inc. (1) (2)	1,108	29,462
CorVel Corp. (2)	431	15,473
Providence Service Corp. (1) (2)	402	19,320

		64,255
Healthcare Supplies - 0.3%
ICU Medical, Inc. (2)	150	14,550

Healthcare Technology - 0.5%
MedAssets, Inc. (1) (2)	1,063	22,185

Life Sciences Tools & Services - 3.4%
Affymetrix, Inc. (1) (2)	3,554	41,688
Cambrex Corp. (2)	1,040	41,621
Luminex Corp. (2)	1,548	25,960
PAREXEL International Corp. (1) (2)	745	49,520

		158,789
Managed Healthcare - 1.8%
Magellan Health, Inc. (1) (2)	562	38,008
Molina Healthcare, Inc. (1) (2)	603	43,862

		81,870
Pharmaceuticals - 1.1%
Insys Therapeutics, Inc. (1) (2)	465	27,714
Sagent Pharmaceuticals, Inc. (2)	1,025	22,888

		50,602

Total Healthcare		894,875

Industrials - 15.0%

Aerospace & Defense - 1.8%
Curtiss-Wright Corp.	440	31,720
Ducommun, Inc. (1) (2)	1,111	25,875
Moog, Inc., Class A (2)	379	26,011

		83,606
Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (1) (2)	938	51,102
Airlines - 1.9%
Hawaiian Holdings, Inc. (2)	1,438	34,828
JetBlue Airways Corp. (1) (2)	1,347	27,156
Republic Airways Holdings, Inc. (1) (2)	2,278	23,828

		85,812
Commercial Printing - 0.9%
Multi-Color Corp.	636	40,736
Construction Machinery & Heavy Trucks - 1.6%
Meritor, Inc. (1) (2)	2,507	35,875
Wabash National Corp. (2)	2,902	39,293

		75,168
Diversified Support Services - 0.8%
UniFirst Corp.	334	38,179
Industrial Machinery - 1.8%
Blount International, Inc. (2)	1,536	17,772
Chart Industries, Inc. (2)	945	30,675
Kadant, Inc.	714	33,629

		82,076
Marine - 0.8%
Matson, Inc.	953	38,387
Office Services & Supplies - 1.9%
ACCO Brands Corp. (1) (2)	4,006	29,444
Steelcase, Inc., Class A	1,130	19,436
Sykes Enterprises, Inc. (1) (2)	1,579	38,259

		87,139
Security & Alarm Services - 0.7%
Brink’s Co.	1,035	33,079
Trading Companies & Distributors - 1.0%
CAI International, Inc. (1) (2)	1,231	26,614
MRC Global, Inc. (2)	1,113	17,040

		43,654

Trucking - 0.7%
ArcBest Corp.	996	34,053

Total Industrials		692,991

Information Technology - 20.1%

Application Software - 1.6%
Manhattan Associates, Inc. (2)	763	41,850
PTC, Inc. (2)	754	31,118

		72,968
Communications Equipment - 2.7%
Bel Fuse, Inc., Class B	938	21,011
InterDigital, Inc. (1)	601	35,237
Plantronics, Inc.	563	31,061
Polycom, Inc. (1) (2)	2,798	37,689

		124,998
Consulting & Other Services - 0.6%
Luxoft Holding, Inc. (2)	564	30,191
Data Processing & Outsourced Services - 2.0%
ExlService Holdings, Inc. (2)	1,162	41,716
MAXIMUS, Inc.	747	48,831

		90,547
Electronic Components - 1.1%
DTS, Inc. (2)	1,029	32,650
Rogers Corp. (2)	263	19,002

		51,652
Electronic Equipment & Instruments - 0.6%
Itron, Inc. (1) (2)	732	26,271
Electronic Manufacturing Services - 2.5%
Benchmark Electronics, Inc. (2)	1,625	37,765
Methode Electronics, Inc.	931	43,692
Sanmina Corp. (2)	1,631	35,327

		116,784
Internet Software & Services - 1.8%
Blucora, Inc. (1) (2)	1,782	28,262
Cimpress (2)	483	39,761
Constant Contact, Inc. (2)	527	14,366

		82,389
Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (2)	1,604	45,746
Amkor Technology, Inc. (1) (2)	2,279	15,406
Cabot Microelectronics Corp. (1) (2)	828	38,237
Kulicke & Soffa Industries, Inc. (2)	1,489	19,744

		119,133
Semiconductors - 3.4%
Diodes, Inc. (1) (2)	1,372	36,331
Integrated Device Technology, Inc. (2)	2,107	49,841
IXYS Corp.	1,853	22,588
OmniVision Technologies, Inc. (2)	695	18,737
Pericom Semiconductor Corp.	2,311	30,251

		157,748
Systems Software - 0.4%
Progress Software Corp. (2)	641	16,878
Technology Distributors - 0.8%
Insight Enterprises, Inc. (2)	1,297	38,041

Total Information Technology		927,600

Materials - 1.9%

Forest Products - 0.8%
Boise Cascade Co. (1) (2)	1,000	35,440

Gold - 0.2%
Gold Resource Corp.	4,073	11,934
Paper Products - 0.5%
Neenah Paper, Inc.	374	22,548
Steel - 0.4%
Handy & Harman, Ltd. (2)	544	17,234

Total Materials		87,156

Utilities - 1.9%

Electric Utilities - 1.9%
El Paso Electric Co.	781	28,405
PNM Resources, Inc.	1,608	42,757
Portland General Electric Co. (1)	438	15,312

Total Utilities		86,474

Total Common Stocks (identified cost $4,178,101)		4,532,154

Short-Term Investments - 30.3%

Collateral Pool Investments for Securities on Loan - 25.8%
Collateral pool allocation (3)		1,192,265
Mutual Funds - 4.5%
BMO Prime Money Market Fund, Class I, 0.010% (4)	209,125	209,125

Total Short-Term Investments (identified cost $1,401,390)		1,401,390

Total Investments - 128.5% (identified cost $5,579,491)		5,933,544
Other Assets and Liabilities - (28.5)%		(1,317,447)

Total Net Assets - 100.0%		$4,616,097

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 96.5%

Consumer Discretionary - 13.1%

Advertising - 0.7%
National CineMedia, Inc.	307,306	$4,895,385
Apparel Retail - 0.4%
Francesca’s Holdings Corp. (1) (2)	211,073	3,307,514
Apparel, Accessories & Luxury Goods - 1.1%
Columbia Sportswear Co. (1)	148,158	8,304,256
General Merchandise Stores - 0.5%
Burlington Stores, Inc. (1) (2)	71,900	3,794,163
Homebuilding - 5.6%
M/I Homes, Inc. (1) (2)	363,762	8,464,742
TRI Pointe Homes, Inc. (1) (2)	965,212	13,918,357
UCP, Inc., Class A (1) (2)	331,513	2,708,461
William Lyon Homes, Class A (1) (2)	738,051	16,702,094

		41,793,654
Homefurnishing Retail - 1.1%
Restoration Hardware Holdings, Inc. (1) (2)	88,649	8,063,513
Publishing - 2.0%
New Media Investment Group, Inc. (1)	662,557	14,589,505
Restaurants - 0.9%
Krispy Kreme Doughnuts, Inc. (2)	378,498	6,582,080
Specialized Consumer Services - 0.8%
LifeLock, Inc. (1) (2)	418,166	6,364,487

Total Consumer Discretionary		97,694,557

Consumer Staples - 0.9%

Packaged Foods & Meats - 0.9%
Hain Celestial Group, Inc. (2)	102,729	6,499,664

Energy - 4.4%

Oil & Gas-Storage & Transportation - 4.4%
GasLog, Ltd.	621,129	12,857,370
Golar LNG, Ltd. (1)	415,685	19,749,195

Total Energy		32,606,565

Financials - 11.5%

Health Care REIT’s - 2.8%
New Senior Investment Group, Inc. (1)	1,307,151	20,849,059
Hotel & Resort REIT’s - 1.2%
Apple Hospitality REIT, Inc.	495,874	9,148,875
Mortgage REIT’s - 0.4%
Newcastle Investment Corp. (1)	538,515	2,762,582
Multi-Sector Holdings - 1.5%
Pico Holdings, Inc. (1) (2)	726,471	11,485,507
Regional Banks - 1.1%
Home BancShares, Inc. (1)	242,055	8,256,496
Specialized Finance - 2.1%
Gain Capital Holdings, Inc.	1,637,991	15,233,316

Specialized REIT’s - 2.3%
LaSalle Hotel Properties (1)	231,992	8,458,428
Summit Hotel Properties, Inc. (1)	646,075	8,631,562

		17,089,990
Thrifts & Mortgage Finance - 0.1%
BofI Holding, Inc. (1) (2)	8,725	821,546

Total Financials		85,647,371

Healthcare - 19.9%

Biotechnology - 0.7%
Vanda Pharmaceuticals, Inc. (1) (2)	516,731	5,213,816
Healthcare Equipment - 5.5%
ABIOMED, Inc. (1) (2)	130,597	7,799,253
DexCom, Inc. (1) (2)	121,168	8,690,169
Globus Medical, Inc., Class A (1) (2)	340,251	8,826,111
NxStage Medical, Inc. (1) (2)	725,375	11,758,328
Thoratec Corp. (1) (2)	91,031	4,131,897

		41,205,758
Healthcare Facilities - 2.7%
Acadia Healthcare Co., Inc. (1) (2)	152,462	11,303,532
HealthSouth Corp. (1)	196,543	8,482,796

		19,786,328
Healthcare Services - 1.0%
AMN Healthcare Services, Inc. (1) (2)	148,463	3,947,631
HMS Holdings Corp. (1) (2)	190,900	3,252,936

		7,200,567
Healthcare Supplies - 1.3%
Endologix, Inc. (1) (2)	215,791	3,601,552
Spectranetics Corp. (1) (2)	252,500	6,269,575

		9,871,127
Life Sciences Tools & Services - 3.5%
Albany Molecular Research, Inc. (1) (2)	454,200	9,152,130
ICON PLC, ADR (1) (2)	130,877	8,489,991
PAREXEL International Corp. (1) (2)	129,117	8,582,407

		26,224,528
Managed Healthcare - 1.0%
Centene Corp. (1) (2)	99,112	7,467,098
Pharmaceuticals - 4.2%
Akorn, Inc. (1) (2)	110,251	5,060,521
Horizon Pharma PLC (1) (2)	357,801	11,603,486
Medicines Co. (1) (2)	91,360	2,590,970
Pacira Pharmaceuticals, Inc. (1) (2)	80,131	6,267,046
Phibro Animal Health Corp., Class A	167,694	5,807,243

		31,329,266

Total Healthcare		148,298,488

Industrials - 13.1%

Aerospace & Defense - 1.2%
Hexcel Corp. (1)	186,700	9,193,108
Building Products - 3.3%
Builders FirstSource, Inc. (1) (2)	1,017,506	12,494,974
Continental Building Products, Inc. (2)	175,764	3,919,537
Lennox International, Inc. (1)	69,900	7,870,740

		24,285,251
Human Resource & Employment Services - 1.5%
On Assignment, Inc. (1) (2)	292,395	10,961,888
Industrial Machinery - 1.2%
Barnes Group, Inc.	232,280	9,351,593

Office Services & Supplies - 0.9%
ARC Document Solutions, Inc. (2)	855,300	6,406,197
Research & Consulting Services - 3.3%
Acacia Research Corp. (1)	1,370,925	13,997,144
Advisory Board Co. (1) (2)	210,967	10,710,795

		24,707,939
Security & Alarm Services - 0.6%
MiX Telematics, Ltd., ADR (1) (2)	544,362	4,191,587
Trading Companies & Distributors - 1.1%
Watsco, Inc. (1)	68,165	8,583,337

Total Industrials		97,680,900

Information Technology - 26.9%

Application Software - 2.3%
Aspen Technology, Inc. (1) (2)	189,409	8,106,705
Callidus Software, Inc. (2)	39,616	567,301
Manhattan Associates, Inc. (1) (2)	156,369	8,576,840

		17,250,846
Communications Equipment - 1.2%
CalAmp Corp. (1) (2)	266,017	5,251,176
Ruckus Wireless, Inc. (1) (2)	309,943	3,257,501

		8,508,677
Consulting & Other Services - 1.0%
Virtusa Corp. (1) (2)	167,371	7,615,380
Data Processing & Outsourced Services - 4.3%
Cardtronics, Inc. (1) (2)	342,875	12,514,937
MAXIMUS, Inc. (1)	165,994	10,851,028
VeriFone Systems, Inc. (1) (2)	218,300	8,332,511

		31,698,476
Internet Software & Services - 9.6%
Actua Corp. (1) (2)	822,424	10,453,009
Criteo SA, ADR (2)	339,174	16,290,527
Endurance International Group Holdings, Inc. (1) (2)	390,517	7,939,211
Internap Corp. (1) (2)	523,172	5,095,695
LogMeIn, Inc. (1) (2)	171,689	10,897,101
Shutterstock, Inc. (1) (2)	327,483	20,955,637

		71,631,180
Semiconductors - 1.3%
Cypress Semiconductor Corp. (1) (2)	283,500	3,892,455
Microsemi Corp. (1) (2)	154,800	5,633,172

		9,525,627
Systems Software - 6.1%
FleetMatics Group PLC (1) (2)	182,700	7,638,687
Proofpoint, Inc. (1) (2)	151,443	8,954,825
Rovi Corp. (1) (2)	587,300	9,843,148
Rubicon Project, Inc. (2)	1,103,573	19,036,634

		45,473,294
Technology Distributors - 1.1%
SYNNEX Corp. (1)	98,400	8,134,728

Total Information Technology		199,838,208

Materials - 2.5%

Gold - 0.5%
Primero Mining Corp. (1) (2)	1,001,688	4,126,954
Steel - 2.0%
SunCoke Energy, Inc. (1)	900,600	14,643,756

Total Materials		18,770,710

Telecommunication Services - 4.2%

Alternative Carriers - 4.2%
8x8, Inc. (1) (2)	698,500	5,825,490
inContact, Inc. (1) (2)	2,585,187	25,128,018

Total Telecommunication Services		30,953,508

Total Common Stocks (identified cost $565,437,811)		717,989,971

Short-Term Investments - 48.3%

Collateral Pool Investments for Securities on Loan - 45.5%
Collateral pool allocation (3)		338,049,293
Mutual Funds - 2.8%
BMO Prime Money Market Fund, Class I, 0.010% (4)	20,848,850	20,848,850

Total Short-Term Investments (identified cost $358,898,143)		358,898,143

Total Investments - 144.8% (identified cost $924,335,954)		1,076,888,114
Other Assets and Liabilities - (44.8)%		(333,042,567)

Total Net Assets - 100.0%		$743,845,547

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 97.3%

Austria - 0.9%
Flughafen Wien AG	267	$23,996
Oesterreichische Post AG	351	17,334

		41,330
Belgium - 1.0%
Ageas (1)	248	9,288
bpost SA	1,210	34,962

		44,250
Bermuda - 2.6%
APT Satellite Holdings, Ltd.	5,500	6,593
Bunge, Ltd.	241	22,307
Everest Re Group, Ltd.	425	77,141
Giordano International, Ltd.	18,000	10,237

		116,278
Canada - 8.8%
Artis Real Estate Investment Trust	705	7,976
BCE, Inc. (1)	1,193	52,283
Canadian Tire Corp., Ltd., Class A	139	14,413
Cogeco Cable, Inc. (1)	101	5,347
Dollarama, Inc.	1,824	101,027
Emera, Inc.	550	18,243
First Capital Realty, Inc.	2,116	31,988
Fortis, Inc./Canada (1)	1,365	41,688
Genworth MI Canada, Inc. (1)	2,022	54,973
High Liner Foods, Inc.	290	5,548
Laurentian Bank of Canada	602	23,134
Medical Facilities Corp. (1)	462	6,334
Metro, Inc.	255	7,048
National Bank of Canada (1)	219	8,543
North West Co., Inc.	552	10,564
Valener, Inc.	676	9,295

		398,404
China - 1.5%
Chongqing Changan Automobile Co., Ltd., Class B	7,500	19,922
Luthai Textile Co., Ltd., Class B	7,000	11,497
Yantai Changyu Pioneer Wine Co., Ltd., Class B	7,801	36,441

		67,860
France - 0.2%
Boiron SA	82	8,499
Germany - 2.6%
Fresenius Medical Care AG & Co. KGaA	870	74,323
Fresenius SE & Co. KGaA	712	45,389

		119,712
Guernsey - 2.2%
Amdocs, Ltd.	1,826	100,156
Hong Kong - 7.3%
China Mobile, Ltd.	2,500	32,909
CLP Holdings, Ltd.	10,000	87,380
Hang Seng Bank, Ltd.	1,900	38,035
PCCW, Ltd.	97,000	60,632
Power Assets Holdings, Ltd.	5,000	47,826
Television Broadcasts, Ltd.	7,700	47,470

Vitasoy International Holdings, Ltd.	10,000	18,496

		332,748
Ireland - 0.5%
ICON PLC, ADR (1) (2)	382	24,780
Israel - 4.1%
Bank Hapoalim BM	4,810	25,224
Bank Leumi Le-Israel BM (2)	19,254	75,273
Bezeq - The Israeli Telecommunication Corp., Ltd.	31,901	53,392
Elbit Systems, Ltd.	289	21,189
Ituran Location and Control, Ltd.	410	9,533

		184,611
Italy - 0.8%
ACEA SpA	994	13,943
Engineering SpA	134	8,777
Reply SpA	142	14,116

		36,836
Japan - 5.5%
Benesse Holdings, Inc. (1)	800	20,879
Canon Electronics, Inc. (1)	1,800	36,715
Capcom Co., Ltd.	500	9,656
Duskin Co., Ltd.	1,800	29,542
Lion Corp. (1)	3,000	21,129
Megmilk Snow Brand Co., Ltd.	2,200	27,778
Morinaga Milk Industry Co., Ltd.	8,000	27,690
Nippon Telegraph & Telephone Corp.	600	41,693
Nisshin Oillio Group, Ltd.	5,000	18,589
Noevir Holdings Co., Ltd.	500	9,915
Okinawa Cellular Telephone Co.	300	8,384

		251,970
Malaysia - 3.2%
Public Bank Bhd	11,300	57,019
Telekom Malaysia Bhd	39,600	78,585
Tenaga Nasional Bhd	3,300	12,014

		147,618
Netherlands - 0.1%
Sligro Food Group NV	150	5,808
New Zealand - 4.2%
Air New Zealand, Ltd.	9,349	19,801
Argosy Property, Ltd.	21,060	16,660
Chorus, Ltd. (2)	3,903	8,760
Ebos Group, Ltd.	1,256	8,969
Fisher & Paykel Healthcare Corp., Ltd.	18,777	87,886
Infratil, Ltd.	7,695	18,011
Ryman Healthcare, Ltd.	4,502	25,489
Summerset Group Holdings, Ltd.	1,671	4,032

		189,608
Philippines - 2.0%
First Philippine Holdings Corp.	6,680	13,429
Globe Telecom, Inc.	535	30,562
Manila Electric Co.	6,370	40,161
Megaworld Corp.	67,000	7,134

		91,286
Portugal - 0.2%
REN - Redes Energeticas Nacionais SGPS SA	3,007	8,794
Singapore - 8.6%
Ascott Residence Trust (1)	9,200	8,764
CDL Hospitality Trusts (1)	8,000	10,176
Frasers Centrepoint Trust	19,000	29,992
Hutchison Port Holdings Trust, Class U (1)	29,000	19,067
Mapletree Industrial Trust	8,100	9,550

Mapletree Logistics Trust	47,000	40,564
Raffles Medical Group, Ltd. (1)	6,600	21,998
Religare Health Trust	26,000	20,438
SATS, Ltd.	12,800	32,184
Sheng Siong Group, Ltd.	14,000	8,981
Singapore Airlines, Ltd.	3,000	25,254
Singapore Post, Ltd. (1)	33,000	46,154
Singapore Telecommunications, Ltd.	21,200	64,703
StarHub, Ltd. (1)	7,900	23,469
Venture Corp., Ltd.	5,000	28,919

		390,213
South Korea - 1.1%
GS Home Shopping, Inc.	83	17,587
Kia Motors Corp.	787	33,720

		51,307
Switzerland - 1.8%
Intershop Holding AG	19	8,093
Metall Zug AG	3	8,508
Novartis AG	616	63,396

		79,997
Taiwan - 3.2%
Chunghwa Telecom Co., Ltd.	26,000	82,116
Far EasTone Telecommunications Co., Ltd.	4,000	9,483
Shinkong Synthetic Fibers Corp.	46,000	15,848
Taichung Commercial Bank Co., Ltd.	49,755	17,629
Taiwan Secom Co., Ltd.	5,075	15,198
Tung Ho Steel Enterprise Corp.	8,000	6,032

		146,306
Thailand - 0.3%
Thai Beverage PCL	20,500	11,411
United Kingdom - 3.3%
AstraZeneca PLC	465	31,138
Greggs PLC	3,271	59,517
Next PLC	500	57,517

		148,172
United States - 31.3%
AmerisourceBergen Corp. (1)	959	107,945
Atrion Corp.	36	13,496
Carter’s, Inc.	90	9,290
Cintas Corp. (1)	866	74,554
Clorox Co.	93	10,012
Consolidated Edison, Inc. (1)	1,081	66,849
Dr. Pepper Snapple Group, Inc.	1,347	103,234
Edison International	276	16,784
Entergy Corp. (1)	194	14,835
Exelon Corp. (1)	2,367	80,076
Forrester Research, Inc. (1)	229	7,788
General Mills, Inc. (1)	1,251	70,244
Humana, Inc.	51	10,947
ICU Medical, Inc. (1) (2)	164	15,908
Johnson & Johnson	303	30,342
Kaiser Aluminum Corp.	313	25,394
Kohl’s Corp.	191	12,509
Laboratory Corporation of America Holdings (1) (2)	690	81,385
Magellan Health, Inc. (1) (2)	1,134	76,692
McKesson Corp. (1)	445	105,567
Merck & Co., Inc.	1,410	85,855
Navigators Group, Inc. (1) (2)	246	19,095
Northfield Bancorp, Inc. (1)	2,259	33,072
PepsiCo, Inc.	840	81,001
Pfizer, Inc.	1,884	65,469
Portland General Electric Co. (1)	1,290	45,098
Verizon Communications, Inc.	1,789	88,448

Wal-Mart Stores, Inc. (1)	910	67,586

		1,419,475

Total Common Stocks (identified cost $4,013,877)		4,417,429

Preferred Stocks - 0.1%

Japan - 0.1%
Shinkin Central Bank	3	5,460

Total Preferred Stocks (identified cost $5,835)		5,460

Short-Term Investments - 26.1%

Collateral Investment for Securities on Loan - 24.5%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (3)		1,114,319
Mutual Funds - 1.6%
State Street Institutional Liquid Reserves Fund, 0.100%	71,316	71,316

Total Short-Term Investments (identified cost $1,185,635)		1,185,635

Total Investments - 123.5% (identified cost $5,205,347)		5,608,524
Other Assets and Liabilities - (23.5)%		(1,067,806)

Total Net Assets - 100.0%		$4,540,718

Global Low Volatility Equity Fund

Industry Allocation

As of May 31, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$21,189	0.5%
Agriculture	22,307	0.5
Airlines	45,055	1.0
Apparel	20,787	0.5
Auto Manufacturers	53,642	1.2
Banks	244,857	5.4
Beverages	250,583	5.5
Commercial Services	167,029	3.7
Computers	100,156	2.2
Cosmetics/Personal Care	31,044	0.7
Electric	525,130	11.6
Electronics	38,451	0.8
Engineering & Construction	56,181	1.2
Food	232,785	5.1
Gas	9,295	0.2
Healthcare-Products	126,259	2.8
Healthcare-Services	371,372	8.2
Holding Companies-Diversified	8,508	0.2
Home Furnishings	36,715	0.8
Household Products/Wares	10,012	0.2
Insurance	160,497	3.5
Internet	22,893	0.5
Iron/Steel	6,032	0.1
Media	52,818	1.2
Mining	25,394	0.6
Pharmaceuticals	498,211	11.0
Real Estate	84,312	1.8
Real Estate Investment Trusts	107,023	2.4
Retail	289,856	6.4
Savings & Loans	33,072	0.7
Software	9,656	0.2
Telecommunications	642,010	14.1
Textiles	15,848	0.3
Transportation	98,450	2.2

Total Common Stocks	4,417,429	97.3
Preferred Stocks	5,460	0.1
Collateral Investment for Securities on Loan	1,114,319	24.5
Mutual Funds	71,316	1.6

Total Investments	5,608,524	123.5
Other Assets and Liabilities	(1,067,806)	(23.5)

Total Net Assets	$4,540,718	100.0%

Pyrford Global Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Common Stocks - 93.3%

Australia - 8.1%
Brambles, Ltd.	2,354	$20,521
Computershare, Ltd. (1)	1,963	19,272
Newcrest Mining, Ltd. (2)	751	8,118
QBE Insurance Group, Ltd.	994	11,076
Rio Tinto, Ltd.	115	5,084
Telstra Corp., Ltd. (1)	1,155	5,466
Woodside Petroleum, Ltd.	643	17,904
Woolworths, Ltd. (1)	751	16,019

		103,460
Belgium - 0.8%
Colruyt SA	239	10,753
Canada - 3.6%
Imperial Oil, Ltd.	489	19,181
Metro, Inc.	747	20,645
Saputo, Inc.	227	6,175

		46,001
France - 3.7%
Air Liquide SA	128	16,500
Sanofi	175	17,152
TOTAL SA	278	14,070

		47,722
Germany - 1.1%
SAP AG (1)	183	13,551
Hong Kong - 7.0%
ASM Pacific Technology, Ltd. (1)	1,900	19,760
China Mobile, Ltd.	1,500	19,746
CNOOC, Ltd.	11,000	17,124
Power Assets Holdings, Ltd.	1,500	14,348
VTech Holdings, Ltd. (1)	1,400	18,449

		89,427
Israel - 0.9%
Bezeq - The Israeli Telecommunication Corp., Ltd.	2,298	3,846
Teva Pharmaceutical Industries, Ltd.	129	7,767

		11,613
Japan - 3.7%
Japan Tobacco, Inc.	122	4,427
KDDI Corp.	300	6,737
Mitsubishi Electric Corp.	1,000	13,647
Nihon Kohden Corp.	200	4,822
Sumitomo Rubber Industries, Ltd.	500	8,796
Toyota Tsusho Corp. (1)	300	8,380

		46,809
Malaysia - 5.5%
Axiata Group Bhd	15,600	28,012
Lafarge Malaysia Bhd	2,700	6,996
Magnum Bhd	8,300	6,113
Malayan Banking Bhd	11,595	28,506

		69,627
Netherlands - 1.0%
Unilever NV	293	12,502

Norway - 1.2%
Telenor ASA	661	15,009
Singapore - 4.6%
ComfortDelGro Corp., Ltd.	6,000	13,609
Sembcorp Industries, Ltd. (1)	3,000	9,242
Singapore Technologies Engineering, Ltd. (1)	3,000	7,556
United Overseas Bank, Ltd.	1,000	17,144
Venture Corp., Ltd.	2,000	11,568

		59,119
Sweden - 2.1%
Assa Abloy AB, Class B	96	5,660
Atlas Copco AB, A Shares	356	10,770
Atlas Copco AB, Redemption Shares (2)	356	248
Svenska Cellulosa AB SCA, B Shares	408	10,652

		27,330
Switzerland - 10.5%
Givaudan SA	3	5,500
Nestle SA	441	34,260
Novartis AG	273	28,096
Panalpina Welttransport Holding AG	49	6,681
Roche Holding AG	106	31,209
Schindler Holding AG	41	7,199
Syngenta AG	16	7,328
Zurich Insurance Group AG (2)	42	13,419

		133,692
Taiwan - 3.6%
Advantech Co., Ltd.	2,099	16,838
Chunghwa Telecom Co., Ltd.	5,000	15,791
MediaTek, Inc.	1,000	13,464

		46,093
United Kingdom - 6.4%
BP PLC	1,501	10,344
British American Tobacco PLC	216	11,926
GlaxoSmithKline PLC	633	14,043
Legal & General Group PLC	2,792	11,358
Royal Dutch Shell PLC, A Shares	395	11,804
SSE PLC	432	11,012
Vodafone Group PLC	2,736	10,699

		81,186
United States - 29.5%
Altria Group, Inc.	447	22,886
Automatic Data Processing, Inc.	223	19,069
C.H. Robinson Worldwide, Inc. (1)	390	24,075
Coach, Inc. (1)	724	25,608
Exxon Mobil Corp.	354	30,161
General Dynamics Corp. (1)	219	30,695
Home Depot, Inc. (1)	272	30,306
Linear Technology Corp. (1)	649	31,055
McDonald’s Corp. (1)	307	29,450
Microsoft Corp.	912	42,736
Northrop Grumman Corp. (1)	71	11,302
Philip Morris International, Inc. (1)	489	40,621
T. Rowe Price Group, Inc. (1)	468	37,763

		375,727

Total Common Stocks (identified cost $1,171,313)		1,189,621

Preferred Stocks - 0.8%

Germany - 0.8%
Fuchs Petrolub SE	233	10,218

Total Preferred Stocks (identified cost $10,199)		10,218

Short-Term Investments - 34.7%

Collateral Investment for Securities on Loan - 24.8%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (3)		315,970
Mutual Funds - 9.9%
State Street Institutional Liquid Reserves Fund, 0.100%	126,440	126,440

Total Short-Term Investments (identified cost $442,410)		442,410

Total Investments - 128.8% (identified cost $1,623,922)		1,642,249
Other Assets and Liabilities - (28.8)%		(367,370)

Total Net Assets - 100.0%		$1,274,879

Pyrford Global Equity Fund

Industry Allocation

As of May 31, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$41,997	3.3%
Agriculture	79,861	6.3
Auto Parts & Equipment	8,796	0.7
Banks	45,650	3.6
Building Materials	6,995	0.5
Chemicals	29,328	2.3
Commercial Services	39,590	3.1
Computers	36,110	2.8
Cosmetics/Personal Care	23,154	1.8
Distribution/Wholesale	8,380	0.7
Diversified Financial Services	37,763	3.0
Electric	25,360	2.0
Electronics	11,567	0.9
Engineering & Construction	7,556	0.6
Food	87,853	6.9
Hand/Machine Tools	7,199	0.6
Healthcare-Products	4,822	0.4
Holding Companies-Diversified	6,113	0.5
Insurance	35,852	2.8
Machinery-Construction & Mining	24,665	1.9
Metal Fabricate/Hardware	5,660	0.4
Mining	13,202	1.0
Oil & Gas	120,588	9.5
Pharmaceuticals	98,268	7.7
Retail	85,365	6.7
Semiconductors	64,279	5.0
Shipbuilding	9,242	0.7
Software	56,287	4.4
Telecommunications	123,754	9.7
Transportation	44,365	3.5

Total Common Stocks	1,189,621	93.3
Preferred Stocks	10,218	0.8
Collateral Investment for Securities on Loan	315,970	24.8
Mutual Funds	126,440	9.9

Total Investments	1,642,249	128.8
Other Assets and Liabilities	(367,370)	(28.8)

Total Net Assets	$1,274,879	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Rights	Value
Common Stocks - 93.4%

Australia - 10.2%
Brambles, Ltd.	1,529,912	$13,336,915
Computershare, Ltd.	1,234,232	12,117,215
Newcrest Mining, Ltd. (2)	497,576	5,378,433
QBE Insurance Group, Ltd.	653,069	7,277,174
Rio Tinto, Ltd.	120,065	5,308,424
Telstra Corp., Ltd.	709,355	3,357,213
Woodside Petroleum, Ltd.	410,500	11,430,174
Woolworths, Ltd. (1)	468,059	9,983,604

		68,189,152
Belgium - 2.4%
Belgacom SA	207,516	7,211,028
Colruyt SA	199,311	8,967,506

		16,178,534
Finland - 0.9%
Kone OYJ, Class B	140,709	5,901,373
France - 6.8%
Air Liquide SA	80,641	10,394,991
Legrand SA (1)	109,712	6,178,807
Rubis SCA (1)	92,315	6,253,536
Sanofi	141,023	13,822,202
TOTAL SA	174,069	8,809,663

		45,459,199
Germany - 5.3%
Brenntag AG	148,293	8,954,191
Deutsche Post AG	326,912	9,855,003
GEA Group AG	158,791	7,720,946
SAP AG	123,438	9,140,489

		35,670,629
Hong Kong - 7.3%
ASM Pacific Technology, Ltd. (1)	929,300	9,664,829
China Mobile, Ltd.	960,500	12,643,818
CNOOC, Ltd.	5,286,000	8,229,043
Power Assets Holdings, Ltd.	902,000	8,627,818
VTech Holdings, Ltd. (1)	712,300	9,386,325

		48,551,833
Israel - 1.4%
Bezeq - The Israeli Telecommunication Corp., Ltd.	2,100,859	3,516,183
Teva Pharmaceutical Industries, Ltd.	95,380	5,742,793

		9,258,976
Japan - 8.8%
Japan Tobacco, Inc.	146,968	5,332,910
KDDI Corp.	437,300	9,819,998
Makita Corp. (1)	68,100	3,686,151
Mitsubishi Electric Corp.	786,000	10,726,720
Nihon Kohden Corp.	322,500	7,775,021
Sumitomo Rubber Industries, Ltd.	620,500	10,916,094
Toyota Tsusho Corp. (1)	382,200	10,676,277

		58,933,171
Malaysia - 4.5%
Axiata Group Bhd	6,897,900	12,386,243
Lafarge Malaysia Bhd	1,200,800	3,111,147

Magnum Bhd	2,900,900	2,136,619
Malayan Banking Bhd	5,087,271	12,506,967

		30,140,976
Netherlands - 4.1%
Koninklijke Vopak NV (1)	184,059	9,166,295
Reed Elsevier NV	315,308	7,661,299
Unilever NV	247,591	10,564,122

		27,391,716
Norway - 1.8%
Telenor ASA (1)	541,104	12,286,153
Singapore - 4.6%
ComfortDelGro Corp., Ltd.	3,534,000	8,015,970
Sembcorp Industries, Ltd.	1,817,000	5,597,326
Singapore Technologies Engineering, Ltd.	1,767,000	4,450,740
United Overseas Bank, Ltd.	442,000	7,577,789
Venture Corp., Ltd.	926,000	5,355,753

		30,997,578
Sweden - 3.3%
Assa Abloy AB, Class B	76,882	4,532,962
Atlas Copco AB, A Shares	292,829	8,859,120
Atlas Copco AB, Redemption Shares (2)	292,829	204,343
Svenska Cellulosa AB SCA, B Shares	338,144	8,828,161

		22,424,586
Switzerland - 13.7%
Givaudan SA	2,397	4,394,489
Nestle SA	289,852	22,518,147
Novartis AG	179,711	18,495,011
Panalpina Welttransport Holding AG (1)	39,479	5,382,725
Roche Holding AG	72,608	21,377,892
Schindler Holding AG	26,505	4,653,808
Syngenta AG	10,439	4,780,913
Zurich Insurance Group AG (2)	30,011	9,588,218

		91,191,203
Taiwan - 3.0%
Advantech Co., Ltd.	728,218	5,841,722
Chunghwa Telecom Co., Ltd.	2,093,000	6,610,311
MediaTek, Inc.	560,000	7,539,714

		19,991,747
United Kingdom - 15.3%
BP PLC	1,053,482	7,260,115
British American Tobacco PLC	200,615	11,076,530
GlaxoSmithKline PLC	455,388	10,102,910
Legal & General Group PLC	2,484,324	10,105,725
National Grid PLC	808,244	11,559,512
Royal Dutch Shell PLC, A Shares	290,835	8,690,903
Royal Dutch Shell PLC, B Shares	260,184	7,866,255
SKY PLC	508,157	8,202,925
SSE PLC	333,197	8,493,624
United Utilities Group PLC	545,685	8,323,925
Vodafone Group PLC	2,628,863	10,279,912

		101,962,336

Total Common Stocks (identified cost $588,415,143)		624,529,162

Preferred Stocks - 1.7%

Germany - 1.7%
Fuchs Petrolub SE	255,474	11,203,119

Total Preferred Stocks (identified cost $9,850,001)		11,203,119

Rights - 0.0%

France - 0.0%
Rubis SCA, Exercise Price: $52.72, 6/4/2015 (1) (2)	92,315	92,366

Total Rights (identified cost $0)		92,366

Short-Term Investments - 8.7%

Collateral Investment for Securities on Loan - 4.3%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (3)		28,440,244
Mutual Funds - 4.4%
State Street Institutional Liquid Reserves Fund, 0.100%	29,433,731	29,433,731

Total Short-Term Investments (identified cost $57,873,975)		57,873,975

Total Investments - 103.8% (identified cost $656,139,119)		693,698,622
Other Assets and Liabilities - (3.8)%		(25,107,081)

Total Net Assets - 100.0%		$668,591,541

Pyrford International Stock Fund

Industry Allocation

As of May 31, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$16,409,441	2.4%
Auto Parts & Equipment	10,916,094	1.6
Banks	20,084,755	3.0
Building Materials	3,111,147	0.5
Chemicals	28,524,584	4.3
Commercial Services	13,336,915	2.0
Computers	17,958,937	2.7
Cosmetics/Personal Care	19,392,283	2.9
Distribution/Wholesale	10,676,277	1.6
Electric	17,121,442	2.5
Electrical Components & Equipment	6,178,807	0.9
Electronics	5,355,753	0.8
Engineering & Construction	4,450,740	0.7
Food	41,469,257	6.2
Gas	17,813,048	2.7
Hand/Machine Tools	8,339,959	1.2
Healthcare-Products	7,775,021	1.2
Holding Companies-Diversified	9,857,565	1.5
Insurance	26,971,117	4.0
Machinery-Construction & Mining	19,790,183	2.9
Machinery-Diversified	5,901,373	0.9
Media	15,864,224	2.4
Metal Fabricate/Hardware	4,532,962	0.7
Mining	10,686,857	1.6
Oil & Gas	52,286,154	7.8
Pharmaceuticals	69,540,808	10.4
Pipelines	9,166,295	1.4
Semiconductors	17,204,543	2.6
Shipbuilding	5,597,326	0.8
Software	9,140,488	1.4
Telecommunications	87,497,184	13.1
Transportation	23,253,698	3.5
Water	8,323,925	1.2

Total Common Stocks	624,529,162	93.4
Preferred Stocks	11,203,119	1.7
Rights	92,366	0.0
Collateral Investment for Securities on Loan	28,440,244	4.3
Mutual Funds	29,433,731	4.4

Total Investments	693,698,622	103.8
Other Assets and Liabilities	(25,107,081)	(3.8)

Total Net Assets	$668,591,541	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Participation Units	Value
Common Stocks - 93.8%

Bermuda - 5.1%
Credicorp, Ltd. (1)	23,700	$3,345,018
Giordano International, Ltd. (1)	3,400,000	1,933,622
Jardine Matheson Holdings, Ltd.	57,700	3,532,366

		8,811,006
Brazil - 0.9%
CCR SA	313,900	1,521,080
Cayman Islands - 4.0%
Sands China, Ltd.	896,400	3,464,948
Want Want China Holdings, Ltd. (1)	3,029,000	3,414,029

		6,878,977
Chile - 1.2%
Aguas Andinas SA, Class A	3,707,530	2,123,345
Egypt - 3.5%
Commercial International Bank Egypt SAE GDR	878,991	6,012,298
Hong Kong - 2.2%
SJM Holdings, Ltd. (1)	2,967,000	3,791,797
India - 30.3%
Bata India, Ltd.	112,290	1,871,561
Container Corp. Of India, Ltd.	121,595	3,413,173
Emami, Ltd.	502,130	8,833,502
ICICI Bank, Ltd.	571,610	2,846,396
ITC, Ltd.	2,009,403	10,321,058
Mahindra & Mahindra Financial Services, Ltd.	1,114,939	4,744,425
Mahindra & Mahindra, Ltd.	92,090	1,805,500
Nestle India, Ltd.	41,890	4,499,626
Pidilite Industries, Ltd.	289,056	2,489,160
Titan Co., Ltd.	502,097	2,959,724
Yes Bank, Ltd.	584,558	8,058,115

		51,842,240
Indonesia - 8.4%
Bank Mandiri Persero Tbk PT	7,362,704	5,986,568
Kalbe Farma Tbk PT	33,379,000	4,640,555
Unilever Indonesia Tbk PT	1,141,000	3,735,887

		14,363,010
Kenya - 0.9%
East African Breweries Ltd.	502,800	1,612,290
Malaysia - 0.5%
Public Bank Bhd	157,800	796,251
Mexico - 8.4%
Bolsa Mexicana de Valores SAB de C.V. (1)	1,702,511	3,033,782
Grupo Financiero Banorte SAB de C.V., Class O (1)	628,600	3,546,945
Grupo Herdez SAB de C.V. (1) (2)	973,222	2,517,286
Wal-Mart de Mexico SAB de C.V. (1)	2,098,959	5,193,250

		14,291,263
Nigeria - 1.6%
Guaranty Trust Bank PLC	18,475,191	2,678,694
Philippines - 10.3%
Metropolitan Bank & Trust Co.	2,755,994	5,534,683

Philippine Long Distance Telephone Co.	51,900	3,237,392
Universal Robina Corp.	2,062,390	8,825,716

		17,597,791
Singapore - 3.4%
Jardine Cycle & Carriage, Ltd.	200,200	5,838,234
South Africa - 4.6%
Cashbuild, Ltd.	59,452	1,395,266
Clicks Group, Ltd.	271,889	1,929,023
Discovery, Ltd.	246,830	2,477,312
Life Healthcare Group Holdings, Ltd.	714,157	2,145,731

		7,947,332
South Korea - 0.9%
KT&G Corp.	17,430	1,515,344
Taiwan - 1.3%
President Chain Store Corp.	172,000	1,242,320
St. Shine Optical Co., Ltd.	53,000	935,693

		2,178,013
Thailand - 2.9%
Advanced Info Service PCL	438,000	3,046,730
Bangkok Bank PCL	168,126	907,503
Kasikornbank PCL	186,269	1,077,338

		5,031,571
Turkey - 2.9%
BIM Birlesik Magazalar AS	266,603	4,893,364
Vietnam - 0.5%
Vietnam Dairy Products JSC	177,600	854,809

Total Common Stocks (identified cost $144,366,789)		160,578,709

Preferred Stocks - 1.2%

Chile - 1.2%
Coca-Cola Embonor SA	1,225,515	2,082,101

Total Preferred Stocks (identified cost $3,065,292)		2,082,101

Participation Notes - 1.7%

United States - 1.7%
Vietnam Dairy Products JSC, Issued by Citigroup Global Markets Holding, Maturity Date 1/15/2016 (2) (5)	601,506	2,910,519

Total Participation Notes (identified cost $3,447,951)		2,910,519

Short-Term Investments - 11.3%

Collateral Investment for Securities on Loan - 8.8%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (3)		15,126,248
Mutual Funds - 2.5%
State Street Institutional Liquid Reserves Fund, 0.100%	4,228,218	4,228,218

Total Short-Term Investments (identified cost $19,354,466)		19,354,466

Total Investments - 108.0% (identified cost $170,234,498)		184,925,795
Other Assets and Liabilities - (8.0)%		(13,711,015)

Total Net Assets - 100.0%		$171,214,780

LGM Emerging Markets Equity Fund

Industry Allocation

As of May 31, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$11,836,402	6.9%
Apparel	1,871,561	1.1
Auto Manufacturers	6,549,925	3.8
Banks	40,789,808	23.8
Beverages	1,612,290	0.9
Commercial Services	1,521,080	0.9
Distribution/Wholesale	5,838,234	3.4
Diversified Financial Services	3,033,782	1.8
Food	25,004,830	14.6
Healthcare-Products	935,693	0.5
Healthcare-Services	2,145,731	1.3
Holding Companies-Diversified	3,532,366	2.1
Household Products/Wares	3,735,887	2.2
Insurance	2,477,312	1.4
Lodging	7,256,745	4.2
Miscellaneous Manufacturing	2,489,160	1.5
Pharmaceuticals	13,474,057	7.9
Retail	14,653,206	8.6
Telecommunications	6,284,122	3.7
Transportation	3,413,173	2.0
Water	2,123,345	1.2

Total Common Stocks	160,578,709	93.8
Preferred Stocks	2,082,101	1.2
Participation Notes	2,910,519	1.7
Collateral Investment for Securities on Loan	15,126,248	8.8
Mutual Funds	4,228,218	2.5

Total Investments	184,925,795	108.0
Other Assets and Liabilities	(13,711,015)	(8.0)

Total Net Assets	$171,214,780	100.0%

TCH Emerging Markets Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 69.7%

Azerbaijan - 2.4%
International Bank of Azerbaijan, 5.625%, 6/11/2019	$200,000	$195,440
Bahrain - 2.5%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	200,000	204,056
Brazil - 2.3%
Samarco Mineracao SA, 4.125%, 11/1/2022 (6) (7)	200,000	187,500
British Virgin Islands - 2.7%
China Cinda Finance 2014, Ltd., 5.625%, 5/14/2024 (6) (7)	200,000	216,942
Canada - 1.3%
Pacific Rubiales Energy Corp., 5.125%, 3/28/2023 (1) (6) (7)	125,000	100,625
Cayman Islands - 2.6%
Country Garden Holdings Co., Ltd., 7.875%, 5/27/2019 (1) (6) (7)	200,000	211,000
Chile - 2.7%
Empresa de Transporte de Pasajeros Metro SA, 4.750%, 2/4/2024 (1) (6) (7)	200,000	216,961
Colombia - 4.5%
Bancolombia SA, 6.125%, 7/26/2020	150,000	161,250
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	200,000	203,500

		364,750
Costa Rica - 2.6%
Banco de Costa Rica, 5.250%, 8/12/2018 (6) (7)	200,000	207,000
Hungary - 2.5%
Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020 (1) (6) (7)	200,000	204,250
Indonesia - 4.9%
Pelabuhan Indonesia II PT, 4.250%, 5/5/2025 (6) (7)	200,000	193,000
Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024 (6) (7)	200,000	207,000

		400,000
Kazakstan - 4.7%
Eurasian Development Bank, 4.767%, 9/20/2022 (6) (7)	200,000	195,000
KazMunayGas National Co. JSC, 4.400%, 4/30/2023 (6) (7)	200,000	183,800

		378,800
Luxembourg - 2.4%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (1) (6) (7)	200,000	191,000
Mexico - 11.4%
America Movil SAB de C.V., 6.450%, 12/5/2022 (8)	2,000,000	126,983
Cemex SAB de C.V., 7.250%, 1/15/2021 (6) (7)	200,000	215,800
Empresas ICA SAB de C.V., 8.875%, 5/29/2024 (1) (6) (7)	200,000	173,500
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (1) (6) (7)	200,000	210,000
Petroleos Mexicanos:
4.250%, 1/15/2025 (6) (7)	100,000	99,700
5.625%, 1/23/2046 (1) (6) (7)	100,000	99,215

		925,198
Morocco - 2.7%
OCP SA, 6.875%, 4/25/2044 (6) (7)	200,000	218,290
Netherlands - 7.9%
Indosat Palapa Co. BV, 7.375%, 7/29/2020 (6) (7)	150,000	156,188
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6) (7)	200,000	195,980
Marfrig Holding Europe BV, 6.875%, 6/24/2019 (6) (7)	200,000	188,300
Petrobras Global Finance BV, 5.375%, 1/27/2021 (1)	100,000	97,800

		638,268

Turkey - 7.5%
TC Ziraat Bankasi AS, 4.250%, 7/3/2019 (6) (7)	200,000	201,360
Turkiye Halk Bankasi AS, 4.750%, 6/4/2019 (6) (7)	200,000	201,900
Turkiye Vakiflar Bankasi TAO, 6.875%, 2/3/2025 (6) (7) (9)	200,000	199,940

		603,200
United States - 2.1%
Southern Copper Corp., 7.500%, 7/27/2035	150,000	171,496

Total Corporate Bonds & Notes (identified cost $5,575,112)		5,634,776

International Bonds - 27.8%

Armenia - 2.0%
Republic of Armenia, 6.000%, 9/30/2020 (1) (6) (7)	162,000	162,567
Bahrain - 2.4%
Bahrain Government International Bond, 6.000%, 9/19/2044 (6) (7)	200,000	194,500
Bolivia - 2.6%
Bolivian Government International Bond, 5.950%, 8/22/2023 (1) (6) (7)	200,000	213,500
Brazil - 0.5%
Brazilian Government International Bond, 12.500%, 1/5/2016 (8)	125,000	39,329
Colombia - 0.8%
Colombia Government International Bond, 8.125%, 5/21/2024	50,000	65,687
Costa Rica - 2.4%
Costa Rica Government International Bond, 7.158%, 3/12/2045 (6) (7)	200,000	198,500
Croatia - 2.0%
Croatia Government International Bond, 5.500%, 4/4/2023 (6) (7)	150,000	158,757
Ethiopia - 2.5%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/2024 (6) (7)	200,000	202,500
Indonesia - 2.5%
Indonesia Government International Bond, 5.125%, 1/15/2045 (1) (6) (7)	200,000	199,000
Paraguay - 2.7%
Republic of Paraguay, 6.100%, 8/11/2044 (6) (7)	200,000	216,000
South Africa - 2.5%
ZAR Sovereign Capital Fund Propriety, Ltd., 3.903%, 6/24/2020 (6) (7)	200,000	205,750
Sri Lanka - 2.5%
Sri Lanka Government International Bond, 6.125%, 6/3/2025 (6) (7)	200,000	200,000
Turkey - 2.4%
Turkey Government International Bond, 4.250%, 4/14/2026 (1)	200,000	194,290

Total International Bonds (identified cost $2,219,537)		2,250,380

Short-Term Investments - 29.0%

Collateral Investment for Securities on Loan - 26.2%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (3)		2,122,413
Mutual Funds - 2.8%
State Street Institutional Liquid Reserves Fund, 0.100%	226,059	226,059

Total Short-Term Investments (identified cost $2,348,472)		2,348,472

Total Investments - 126.5% (identified cost $10,143,121)	10,233,628
Other Assets and Liabilities - (26.5)%	(2,140,870)

Total Net Assets - 100.0%	$8,092,758

TCH Emerging Markets Bond Fund

Industry Allocation

As of May 31, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Banks	$1,166,890	14.4%
Building Materials	215,800	2.7
Chemicals	428,290	5.3
Diversified Financial Services	216,942	2.7
Engineering & Construction	173,500	2.2
Food	188,300	2.3
Gas	207,000	2.6
Iron/Steel	187,500	2.3
Mining	171,496	2.1
Multi-National	195,000	2.4
Oil & Gas	772,140	9.6
Real Estate	211,000	2.6
Sovereign	204,250	2.5
Telecommunications	690,727	8.5
Transportation	605,941	7.5

Total Corporate Bonds & Notes	5,634,776	69.7
International Bonds	2,250,380	27.8
Collateral Investment for Securities on Loan	2,122,413	26.2
Mutual Funds	226,059	2.8

Total Investments	10,233,628	126.5
Other Assets and Liabilities	(2,140,870)	(26.5)

Total Net Assets	$8,092,758	100.0%

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares, Contracts or Principal Amount	Value
Bank Loans - 12.8%

Germany - 0.0%
KP Germany Erste GmbH, 5.000%, 4/22/2020 (9)	$5,389	$5,423
Luxembourg - 0.1%
Travelport Finance Luxembourg Sarl, 5.750%, 9/2/2021 (9)	25,935	26,205
Netherlands - 0.2%
Amaya Holdings BV, 5.000%, 8/1/2021 (9)	80,000	80,010
Puerto Rico - 0.3%
Liberty Cablevision of Puerto Rico LLC, 4.500%, 1/7/2022 (13) (9)	100,000	100,375
United Kingdom - 0.8%
Advanced Computer Software GR, 6.500%, 1/26/2022 (9)	199,500	201,994
Eden Bidco Ltd., 5.500%, 4/13/2022 (13) (9)	50,000	49,750
Hyperion Insurance Group Ltd., 5.250%, 4/29/2022 (9)	32,000	32,280

		284,024
United States - 11.4%
21st Century Oncology Holdings, Inc, 6.500%, 4/30/2022 (9)	71,000	71,000
AF Borrower LLC, 6.250%, 1/28/2022 (13) (9)	27,000	27,135
AF Borrower LLC, 10.000%, 1/28/2023 (13) (9)	14,000	14,023
Alvogen Pharma US, Inc., 6.000%, 4/2/2022 (9)	8,000	8,067
American Beacon Advisors, Inc., 5.500%, 4/30/2022 (9)	21,000	21,289
Arch Coal, Inc., 6.000%, 5/16/2018 (13) (9)	20,000	14,160
Aruba Investments, Inc., 5.250%, 2/2/2022 (9)	200,000	202,125
Ascend Learning LLC, 6.000%, 7/31/2019 (9)	96,755	97,723
Astoria Energy LLC, 5.000%, 12/24/2021 (9)	49,125	49,770
Asurion LLC, 8.500%, 3/3/2021 (13) (9)	63,000	64,674
At Home Holding III, Inc., 5.000%, 5/11/2022 (13) (9)	19,000	19,000
Auction.com LLC, 6.000%, 5/8/2022 (13) (9)	74,000	73,630
BATS Global Markets Holdings, Inc., 5.750%, 1/31/2020 (9)	8,729	8,811
Bioplan USA, Inc., 5.500%, 9/23/2021 (13) (9)	14,000	12,469
Black Knight InfoServ LLC, 4.000%, 5/27/2022 (13) (9)	4,000	3,990
Builders FirstSource, Inc., 8.500%, 4/13/2016 (13) (9)	215,000	215,000
Charter NEX US Holdings, Inc., 9.250%, 2/6/2023 (9)	250,000	253,750
CommScope, Inc., 4.000%, 5/21/2022 (13) (9)	16,000	16,050
Communications Sales & Leasing, Inc., 5.000%, 10/24/2022 (9)	12,000	11,981
Coyote Logistics LLC, 6.250%, 3/26/2022 (9)	20,000	20,175
CT Technologies Intermediate Holdings, Inc., 5.250%, 12/1/2021 (13) (9)	14,000	14,070
Curo Health Services LLC, 6.500%, 2/7/2022 (9)	196,000	197,960
Dynacast International LLC, 5.250%, 1/28/2022 (9)	205,000	206,110
Fieldwood Energy LLC, 8.375%, 9/30/2020 (9)	28,000	23,082
GK Holdings, Inc., 6.500%, 1/20/2021 (9)	249,375	250,622
Horizon Global Corp., 7.000%, 5/11/2022 (13) (9)	39,000	38,610
IG Investment Holdings LLC, 6.000%, 10/29/2021 (9)	498,724	500,804
Infiltrator Systems Integrated LLC, 5.250%, 5/19/2022 (13) (9)	20,000	20,100
Infiltrator Systems Integrated LLC, 9.750%, 5/19/2023 (13) (9)	20,000	19,867
Informatica Corp., 4.500%, 5/1/2016 (13) (9)	357,000	357,000
JC Penney Corp., Inc., 6.000%, 5/22/2018 (9)	23,000	23,006
Klockner-Pentaplast of America, Inc., 5.000%, 4/28/2020 (9)	12,611	12,690
LTI Holdings, Inc., 5.250%, 4/16/2022 (13) (9)	8,000	8,060
Merrill Communications LLC, 6.250%, 5/27/2022 (13) (9)	12,000	11,820
National Surgical Hospitals, Inc., 4.500%, 4/29/2022 (13) (9)	22,000	22,027
National Vision, Inc., 4.000%, 3/12/2021 (13) (9)	19,000	18,834
NEP/NCP Holdco, Inc., 9.750%, 7/22/2020 (13) (9)	19,000	19,047
Oasis Outsourcing Holdings, Inc., 5.750%, 12/18/2021 (9)	99,750	100,997
Penn Products Terminals LLC, 4.750%, 3/19/2022 (9)	27,000	27,270

Physio Control lnternational, Inc., 5.500%, 5/5/2022 (13) (9)	20,000	20,125
Physio Control lnternational, Inc., 5.500%, 5/5/2023 (13) (9)	27,000	26,865
Priso Acquisition Corp., 4.500%, 5/8/2022 (13) (9)	18,000	17,978
Raley’s, 7.250%, 4/10/2022 (13) (9)	49,000	48,877
RCS Capital Corp., 6.500%, 4/29/2019 (9)	493,590	486,188
Riverbed Technology, Inc., 6.000%, 4/24/2022 (9)	39,000	39,447
SS&C Technologies, Inc., 6.000%, 2/20/2016 (13) (9)	168,000	168,000
TouchTunes Interactive Networks, Inc., 5.750%, 5/15/2021 (13) (9)	41,000	41,102
TTM Technologies, Inc., 6.000%, 5/7/2021 (13) (9)	8,000	7,963
U.S. Farathane LLC, 6.750%, 12/23/2021 (9)	33,463	33,839
Valeant Pharmaceuticals International, Inc., 4.250%, 4/1/2022 (13) (9)	33,000	33,133
WASH Multifamily Laundry Systems LLC, 4.250%, 4/21/2022 (13) (9)	6,808	6,846
WASH Multifamily Laundry Systems LLC, 4.250%, 5/4/2022 (13) (9)	1,192	1,199

		4,008,360

Total Bank Loans (identified cost $4,428,842)		4,504,397

Common Stocks - 51.7%

Bermuda - 0.2%
Axalta Coating Systems Ltd. (2)	1,100	37,675
Syncora Holdings Ltd. (2)	5,234	6,595
Travelport Worldwide Ltd. (10)	1,476	22,568

		66,838
Canada - 2.3%
Canadian Pacific Railway Ltd.	638	105,085
Magna International, Inc.	409	23,522
Valeant Pharmaceuticals International, Inc. (2) (10)	2,800	668,556

		797,163
Cayman Islands - 0.6%
Baidu, Inc. ADR (2) (10)	1,078	212,797
France - 0.1%
Belvedere SA (2)	1,674	36,578
India - 0.2%
Videocon d2h Ltd. ADR (2)	7,800	87,360
Ireland - 3.1%
Actavis PLC (2) (10)	1,434	439,966
Eaton Corp. PLC	289	20,689
Medtronic PLC (10)	3,264	249,108
Perrigo Co. PLC	450	85,635
Seagate Technology PLC	2,225	123,799
Tyco International PLC	3,800	153,368

		1,072,565
Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. ADR	885	53,188
Jersey - 0.6%
Delphi Automotive PLC	619	53,841
Kennedy Wilson Europe Real Estate PLC	9,450	174,520

		228,361
Luxembourg - 0.3%
Altice SA (2)	296	38,643
Intelsat SA (2) (10)	7,121	76,124

		114,767
Netherlands - 0.7%
LyondellBasell Industries NV, Class A (10)	2,460	248,706
United States - 43.4%
AbbVie, Inc.	1,455	96,888
Aetna, Inc. (10)	675	79,630
Air Products & Chemicals, Inc. (10)	1,175	172,443
Alere, Inc. (2)	3,330	171,761
Allscripts Healthcare Solutions, Inc. (2)	4,975	69,998

Altera Corp.	2,020	98,677
Amazon.com, Inc. (2)	49	21,032
Ambac Financial Group, Inc. (2) (10)	690	16,132
American International Group, Inc. (10)	2,050	120,150
Anadarko Petroleum Corp.	2,723	227,670
AOL, Inc. (2)	1,900	95,019
Applied Materials, Inc.	4,000	80,520
Aramark	2,775	86,996
Assurant, Inc.	2,325	153,101
Atmel Corp.	10,300	91,361
Avis Budget Group, Inc. (2) (10)	3,715	189,465
Babcock & Wilcox Co.	1,875	62,419
Baker Hughes, Inc.	1,195	77,030
Belden, Inc.	1,725	145,624
Bloomin’ Brands, Inc.	6,100	137,006
Broadcom Corp., Class A	2,275	129,334
Cablevision Systems Corp., Class A (10)	2,347	57,525
CBS Corp., Class B	3,139	193,739
Churchill Downs, Inc. (10)	1,825	227,541
Cigna Corp.	1,443	203,218
Citizens Financial Group, Inc.	3,350	89,914
Cognizant Technology Solutions Corp., Class A (2)	2,217	143,484
Computer Sciences Corp. (10)	3,075	210,945
ConocoPhillips (10)	1,664	105,964
CST Brands, Inc.	4,550	180,953
Danaher Corp.	492	42,469
Delta Air Lines, Inc. (10)	5,755	247,005
Devon Energy Corp. (10)	2,267	147,854
DIRECTV (2) (10)	1,213	110,432
DISH Network Corp., Class A (2) (10)	1,026	72,631
Dollar Tree, Inc. (2)	1,875	140,606
Eastman Chemical Co. (10)	2,460	188,854
EMC Corp.	2,905	76,518
EnPro Industries, Inc.	487	29,454
EOG Resources, Inc.	1,127	99,954
Equinix, Inc. (10)	575	154,140
EW Scripps Co., Class A (10)	1,626	38,097
Express Scripts Holding Co. (2)	1,588	138,378
Facebook, Inc., Class A (2)	1,053	83,387
Google, Inc., Class A (2) (10)	602	328,283
Graphic Packaging Holding Co. (10)	13,570	193,237
Gray Television, Inc. (2) (10)	6,519	104,043
Halliburton Co. (10)	3,922	178,059
Halozyme Therapeutics, Inc. (2)	11,310	196,228
Hertz Global Holdings, Inc. (2)	8,550	170,059
Hewlett-Packard Co. (10)	5,735	191,549
Honeywell International, Inc. (10)	2,175	226,635
Intrexon Corp. (2)	3,955	166,585
Intuitive Surgical, Inc. (2)	100	48,775
ITT Corp.	2,500	106,700
KLX, Inc. (2)	2,000	87,680
Lexmark International, Inc., Class A	2,980	137,020
Lockheed Martin Corp.	422	79,420
Loral Space & Communications, Inc. (2) (10)	1,491	99,584
Lowe’s Cos., Inc.	2,720	190,346
Macquarie Infrastructure Co. LLC	1,600	135,424
Masco Corp.	2,080	56,306
McGraw Hill Financial, Inc.	975	101,156
Myriad Genetics, Inc. (2)	3,510	119,164
NCR Corp. (2)	2,550	76,628
Nexstar Broadcasting Group, Inc., Class A (10)	611	34,760
NiSource, Inc. (10)	4,900	231,182
Omnicare, Inc.	800	76,232
Phillips 66 (10)	5,084	402,246
Pioneer Natural Resources Co. (10)	1,459	215,684
Pitney Bowes, Inc.	5,990	130,881
Priceline Group, Inc. (2)	68	79,699

PTC, Inc. (2) (10)	4,900	202,223
PVH Corp.	1,350	141,264
RCS Capital Corp., Class A (10)	1,001	7,828
Regis Corp. (2)	7,100	114,736
Salesforce.com, Inc. (2)	321	23,353
SanDisk Corp. (10)	3,135	214,371
Sealed Air Corp. (10)	8,220	400,314
SemGroup Corp., Class A (10)	5,270	414,749
Service Corp International	5,070	147,334
Sherwin-Williams Co.	95	27,377
Sinclair Broadcast Group, Inc., Class A (10)	1,032	31,001
Sirius XM Holdings, Inc. (2)	29,630	114,372
Southwest Airlines Co.	2,496	92,477
St. Jude Medical, Inc.	385	28,394
Starwood Hotels & Resorts Worldwide, Inc.	2,000	165,520
STERIS Corp.	1,650	110,270
Talen Energy Corp. (2)	3,200	65,024
Targa Resources Corp.	1,649	151,626
Theravance, Inc. (10)	17,665	298,538
Thermo Fisher Scientific, Inc.	746	96,704
Time, Inc.	5,300	119,303
Tribune Media Co., Class A	1,919	101,707
United Rentals, Inc. (2)	1,100	97,801
United Technologies Corp. (10)	1,525	178,684
United Therapeutics Corp. (2)	760	139,627
Valero Energy Corp.	1,318	78,078
Valspar Corp. (10)	2,145	179,022
Verint Systems, Inc. (2) (10)	2,950	190,776
Verizon Communications, Inc. (10)	3,349	165,575
Visa, Inc., Class A	1,800	123,624
Vista Outdoor, Inc. (2) (10)	4,400	202,796
Visteon Corp. (2)	1,325	145,114
VMware, Inc., Class A (2)	641	55,972
Walgreens Boots Alliance, Inc.	1,275	109,446
Western Digital Corp.	1,178	114,690
Williams Cos., Inc.	1,436	73,380
WL Ross Holding Corp. (2)	16,700	178,690
WR Grace & Co. (2) (10)	3,120	305,542
Wyndham Worldwide Corp. (10)	2,655	225,436
Yahoo!, Inc. (2)	544	23,357
Zimmer Holdings, Inc.	218	24,872
Zoetis, Inc.	2,300	114,471

		15,264,321

Total Common Stocks (identified cost $16,931,616)		18,182,644

Corporate Bonds & Notes - 1.8%

Bermuda - 0.0%
Syncora Holdings Ltd., 6.880%, 9/29/2049	$17,000	7,480
Canada - 0.1%
Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp., 6.500%, 4/1/2019	62,000	46,190
Luxembourg - 0.5%
ArcelorMittal, 5.125%, 6/1/2020	2,000	2,035
ArcelorMittal, 6.125%, 6/1/2025 (13)	2,000	2,038
NII International Telecom SCA, 7.875%, 8/15/2019 (17) (6) (7)	100,000	93,000
Intelsat Jackson Holdings SA, 5.500%, 8/1/2023	49,000	45,187
NII International Telecom SCA, 11.375%, 8/15/2019 (6) (7)	23,000	21,620

		163,880
United States - 1.2%
American Energy-Permian Basin LLC / AEPB Finance Corp., 8.000%, 6/15/2020 (6) (7) (13)	32,000	32,200
CNO Financial Group, Inc., 4.500%, 5/30/2020	16,000	16,569
CNO Financial Group, Inc., 5.250%, 5/30/2025	25,000	26,000
CommScope, Inc., 4.375%, 6/15/2020 (6) (7) (13)	4,000	4,045
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (6) (7) (13)	8,000	8,120

Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 5/15/2020 (6) (7)	14,000	13,912
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 11.750%, 3/1/2022 (17) (6) (7)	51,573	59,051
Plantronics, Inc., 5.500%, 5/31/2023 (6) (7)	8,000	8,140
PriSo Acquisition Corp., 9.000%, 5/15/2023 (6) (7)	14,000	13,790
Sun Products Corp./The, 7.750%, 3/15/2021 (6) (7)	60,000	54,750
WellCare Health Plans, Inc., 5.750%, 11/15/2020	8,000	8,445
Avaya, Inc., 7.000%, 4/1/2019 (6) (7)	75,000	75,375
Avaya, Inc., 10.500%, 3/1/2021 (6) (7)	53,000	45,580
Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	4,000	4,090
DISH DBS Corp., 5.000%, 3/15/2023	16,000	15,460
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.250%, 7/15/2019	20,000	21,425

		406,952

Total Corporate Bonds & Notes (identified cost $625,017)		624,502

Exchange Traded Funds - 0.7%

United States - 0.7%
PowerShares DB U.S. Dollar Index Bullish Fund (2)	9,075	231,050

Total Exchange Traded Funds (identified cost $217,182)		231,050

Purchased Call Options - 0.2%

United States - 0.2%
Western Digital Corp., Exercise Price: $100.00, 7/17/2015 (2)	5	1,085
Cigna Corp., Exercise Price: $140.00, 1/15/2016 (2)	5	5,785
Altera Corp., Exercise Price: $40.00, 9/18/2015 (2)	26	26,000
S&P 500 Index, Exercise Price: $2,125.00, 5/29/2015 (2)	7	35
HCA Holdings, Inc., Exercise Price: $65.00, 1/15/2016 (2)	28	51,940
SanDisk Corp., Exercise Price: $92.50, 1/15/2016 (2)	4	440

Total Purchased Call Options (identified cost $62,706)		85,285

Purchased Put Options - 0.0%

United States - 0.0%
iShares Russell 2000 ETF, Exercise Price: $111.00, 9/30/2015 (2)	36	6,408
Intuitive Surgical, Inc., Exercise Price: $480.00, 6/5/2015 (2)	3	810
Express Scripts Holding Co., Exercise Price: $85.00, 7/17/2015 (2)	7	1,381
S&P 500 Index, Exercise Price: $2,120.00, 6/19/2015 (2)	3	7,205
AT&T, Inc., Exercise Price: $35.00, 6/19/2015 (2)	22	1,760

Total Purchased Put Options (identified cost $28,394)		17,564

Short-Term Investments - 40.8%

Mutual Funds - 26.6%
State Street Institutional Liquid Reserves Fund, 0.100%	9,325,634	9,325,634
U.S. Treasury Bills - 14.2%
United States Treasury Bill, 0.025%, 6/25/2015 (10) (11)	$5,000,000	4,999,965

Total Short-Term Investments (identified cost $14,325,550)		14,325,599

Total Investments - 108.0% (identified cost $36,619,307)		37,971,041
Other Assets and Liabilities - 20.0%		7,040,055
Short Securities and Written Options (see summary below) - (28.0)%		(9,869,955)

Total Net Assets - 100.0%		$35,141,141

Short Securities and Written Options - (28.0)%

Short Securities - (27.5)%

Common Stocks - (21.6)%

Canada - (0.7)%
Agrium, Inc.	(86)	(8,941)
Barrick Gold Corp.	(357)	(4,234)
Canadian Western Bank	(1,800)	(40,527)
Home Capital Group, Inc.	(1,200)	(40,595)
Potash Corp. of Saskatchewan, Inc.	(1,850)	(58,238)
Valeant Pharmaceuticals International, Inc. (2)	(439)	(104,820)

		(257,355)
Germany - (0.2)%
Siemens AG ADR	(775)	(81,608)
India - (0.4)%
Infosys Ltd. ADR	(4,768)	(151,956)
Ireland - (0.8)%
Accenture PLC, Class A	(1,009)	(96,904)
Actavis PLC (2)	(434)	(133,156)
Weatherford International PLC (2)	(2,872)	(39,691)

		(269,751)
Japan - (0.1)%
Toyota Motor Corp. ADR	(192)	(26,475)
Luxembourg - (0.2)%
ArcelorMittal	(6,900)	(73,968)
Netherlands - (0.8)%
Nielsen NV	(1,000)	(44,990)
Schlumberger Ltd.	(2,464)	(223,657)

		(268,647)
United States - (18.4)%
3M Co.	(375)	(59,655)
Abbott Laboratories	(1,197)	(58,174)
Adobe Systems, Inc. (2)	(1,882)	(148,847)
Allstate Corp./The	(1,175)	(79,101)
American Airlines Group, Inc.	(771)	(32,667)
AmerisourceBergen Corp.	(690)	(77,666)
Antero Resources Corp. (2)	(1,613)	(64,536)
Apache Corp.	(1,819)	(108,849)
Apple, Inc.	(264)	(34,394)
Arista Networks, Inc. (2)	(425)	(29,712)
Automatic Data Processing, Inc.	(531)	(45,406)
Bed Bath & Beyond, Inc. (2)	(1,200)	(85,584)
Boeing Co.	(400)	(56,208)
Boston Scientific Corp. (2)	(3,929)	(71,783)
Cabot Corp.	(825)	(34,213)
Calgon Carbon Corp.	(1,275)	(26,469)
Campbell Soup Co.	(1,300)	(62,842)
Cardinal Health, Inc.	(2,408)	(212,313)
Caterpillar, Inc.	(442)	(37,711)
CBL & Associates Properties, Inc.	(3,100)	(54,715)
CF Industries Holdings, Inc.	(150)	(47,382)

Chevron Corp.	(1,286)	(132,458)
Clean Harbors, Inc. (2)	(550)	(30,987)
Cliffs Natural Resources, Inc.	(5,500)	(29,205)
Clorox Co.	(500)	(53,830)
Coach, Inc.	(349)	(12,344)
Continental Resources, Inc. (2)	(1,098)	(50,025)
Copart, Inc. (2)	(1,275)	(44,115)
Corning, Inc.	(8,125)	(169,975)
Cummins, Inc.	(500)	(67,775)
CVS Health Corp.	(451)	(46,173)
Danaher Corp.	(1,100)	(94,952)
DaVita HealthCare Partners, Inc. (2)	(1,420)	(118,968)
Deere & Co.	(825)	(77,286)
Dex Media, Inc. (2)	(5,931)	(4,983)
Discovery Communications, Inc., Class A (2)	(1,425)	(48,365)
Domtar Corp.	(2,000)	(86,440)
Electronic Arts, Inc. (2)	(1,452)	(91,120)
Exxon Mobil Corp.	(1,300)	(110,760)
Fastenal Co.	(1,825)	(75,756)
FedEx Corp.	(200)	(34,644)
Five Below, Inc. (2)	(2,500)	(83,125)
Flowers Foods, Inc.	(2,200)	(49,412)
Gannett Co., Inc.	(2,200)	(78,738)
Guess?, Inc.	(6,450)	(113,133)
H&E Equipment Services, Inc.	(1,300)	(28,379)
Halliburton Co.	(174)	(7,900)
HCA Holdings, Inc. (2)	(2,771)	(226,751)
Health Care REIT, Inc.	(1,122)	(78,832)
Hess Corp.	(574)	(38,756)
Honeywell International, Inc.	(566)	(58,977)
Illinois Tool Works, Inc.	(219)	(20,549)
Illumina, Inc. (2)	(352)	(72,540)
Ingredion, Inc.	(725)	(59,428)
International Business Machines Corp.	(1,037)	(175,927)
J.C. Penney Co., Inc. (2)	(6,915)	(59,400)
Johnson & Johnson	(915)	(91,628)
Kennametal, Inc.	(1,500)	(54,090)
Kinder Morgan, Inc.	(1,236)	(51,282)
KLA-Tencor Corp.	(1,500)	(89,490)
Marathon Oil Corp.	(4,096)	(111,370)
Marathon Petroleum Corp.	(641)	(66,318)
McCormick & Co., Inc.	(775)	(60,838)
Microsoft Corp.	(1,807)	(84,676)
Monsanto Co.	(350)	(40,943)
Motorola Solutions, Inc.	(2,196)	(129,564)
National Oilwell Varco, Inc.	(3,621)	(178,117)
Noble Energy, Inc.	(609)	(26,662)
Norfolk Southern Corp.	(447)	(41,124)
Occidental Petroleum Corp.	(193)	(15,091)
Omnicom Group, Inc.	(2,916)	(217,329)
Outerwall, Inc.	(963)	(73,824)
PACCAR, Inc.	(264)	(16,780)
Parker-Hannifin Corp.	(894)	(107,664)
Praxair, Inc.	(975)	(119,789)
Primerica, Inc.	(1,284)	(56,791)
Rayonier Advanced Materials, Inc.	(1,900)	(31,331)
Reinsurance Group of America, Inc.	(600)	(56,130)
Rockwell Automation, Inc.	(318)	(39,079)
Skyworks Solutions, Inc.	(596)	(65,179)
Southwestern Energy Co. (2)	(1,650)	(42,521)
Texas Instruments, Inc.	(770)	(43,058)
Texas Roadhouse, Inc.	(850)	(29,767)
Travelers Cos., Inc.	(800)	(80,896)
TripAdvisor, Inc. (2)	(743)	(56,661)
Triumph Group, Inc.	(450)	(30,010)
UMB Financial Corp.	(1,100)	(56,969)
Union Pacific Corp.	(110)	(11,100)

United Technologies Corp.	(400)	(46,868)
Vista Outdoor, Inc. (2)	(1,100)	(50,699)
W.W. Grainger, Inc.	(224)	(53,834)
Walgreens Boots Alliance, Inc.	(1,011)	(86,784)
Workday, Inc., Class A (2)	(875)	(69,055)

		(6,443,546)

Total Common Stocks (proceeds $(7,702,689))		(7,573,306)

Corporate Bonds & Notes - (0.3)%

United States - (0.3)%
Alphabet Holding Co., Inc., 7.750%, 11/1/2017	$(45,000)	(45,619)
SESI LLC, 7.125%, 12/15/2021	(26,000)	(27,950)
Sungard Availability Services Capital, Inc., 8.750%, 4/1/2022	(54,000)	(40,500)

Total Corporate Bonds & Notes (proceeds $(103,662))		(114,069)

Exchange Traded Funds - (5.6)%

United States - (5.6)%
Consumer Discretionary Select Sector SPDR Fund	(2,850)	(217,455)
Energy Select Sector SPDR Fund	(3,385)	(265,282)
Health Care Select Sector SPDR Fund	(1,560)	(117,000)
Industrial Select Sector SPDR Fund	(250)	(13,952)
iShares Nasdaq Biotechnology ETF	(390)	(142,362)
iShares Russell 2000 ETF	(1,640)	(203,229)
iShares Russell 2000 Growth ETF	(1,415)	(215,646)
iShares Russell 2000 Value ETF	(280)	(28,490)
iShares Russell Mid-Cap Value ETF	(3,480)	(263,436)
SPDR S&P 500 ETF Trust	(2,450)	(517,269)

Total Exchange Traded Funds (proceeds $(1,941,308))		(1,984,121)

Written Call Options - (0.3)%

Germany - 0.0%
EURO STOXX 50 Index, Exercise Price: €3,700.00, 6/19/2015 (2)	(26)	(6,710)
EURO STOXX 50 Index, Exercise Price: €3,750.00, 6/19/2015 (2)	(24)	(3,585)

		(10,295)
United States - (0.3)%
Valeant Pharmaceuticals International, Inc., Exercise Price: $230.00, 10/16/2015 (2)	(2)	(5,660)
Valeant Pharmaceuticals International, Inc., Exercise Price: $220.00, 10/16/2015 (2)	(3)	(9,270)
Valeant Pharmaceuticals International, Inc., Exercise Price: $220.00, 7/17/2015 (2)	(3)	(6,735)
Valeant Pharmaceuticals International, Inc., Exercise Price: $232.50, 6/19/2015 (2)	(2)	(2,064)
Valeant Pharmaceuticals International, Inc., Exercise Price: $220.00, 6/19/2015 (2)	(2)	(4,216)
United Rentals, Inc., Exercise Price: $100.00, 9/18/2015 (2)	(4)	(1,044)
United Rentals, Inc., Exercise Price: $100.00, 6/19/2015 (2)	(4)	(100)
Starwood Hotels & Resorts Worldwide, Inc., Exercise Price: $92.50, 8/21/2015 (2)	(2)	(166)
SPDR S&P 500 ETF Trust, Exercise Price: $211.00, 6/19/2015 (2)	(10)	(2,460)
SPDR S&P 500 ETF Trust, Exercise Price: $208.00, 6/19/2015 (2)	(4)	(1,780)
SPDR S&P 500 ETF Trust, Exercise Price: $200.00, 6/19/2015 (2)	(8)	(9,120)
SemGroup Corp., Class A, Exercise Price: $85.00, 7/17/2015 (2)	(5)	(438)
Seagate Technology PLC, Exercise Price: $55.00, 7/17/2015 (2)	(5)	(1,180)
Seagate Technology PLC, Exercise Price: $57.50, 6/19/2015 (2)	(9)	(477)
Omnicare, Inc., Exercise Price: $90.00, 9/18/2015 (2)	(2)	(1,170)
Omnicare, Inc., Exercise Price: $95.00, 6/19/2015 (2)	(3)	(225)
Omnicare, Inc., Exercise Price: $90.00, 6/19/2015 (2)	(3)	(1,620)
LyondellBasell Industries NV, Class A, Exercise Price: $105.00, 6/19/2015 (2)	(2)	(182)
LyondellBasell Industries NV, Class A, Exercise Price: $100.00, 6/19/2015 (2)	(6)	(1,974)
Lowe’s Cos., Inc., Exercise Price: $75.00, 6/19/2015 (2)	(6)	(42)
Lowe’s Cos., Inc., Exercise Price: $72.50, 6/19/2015 (2)	(3)	(105)
iShares Russell 2000 Growth ETF, Exercise Price: $150.00, 6/19/2015 (2)	(5)	(1,975)
iShares Russell 2000 Growth ETF, Exercise Price: $148.00, 6/19/2015 (2)	(6)	(3,270)
iShares Russell 2000 Growth ETF, Exercise Price: $147.00, 6/19/2015 (2)	(5)	(3,150)
iShares Russell 2000 Growth ETF, Exercise Price: $146.00, 6/19/2015 (2)	(7)	(5,250)

Intrexon Corp., Exercise Price: $40.00, 10/16/2015 (2)	(4)	(2,760)
Intrexon Corp., Exercise Price: $55.00, 7/17/2015 (2)	(7)	(227)
Intrexon Corp., Exercise Price: $45.00, 7/17/2015 (2)	(10)	(1,950)
Intrexon Corp., Exercise Price: $45.00, 6/19/2015 (2)	(3)	(270)
Hertz Global Holdings, Inc., Exercise Price: $20.00, 6/19/2015 (2)	(6)	(360)
Halozyme Therapeutics, Inc., Exercise Price: $16.00, 6/19/2015 (2)	(11)	(2,277)
Halozyme Therapeutics, Inc., Exercise Price: $18.00, 6/19/2015 (2)	(11)	(1,210)
Halozyme Therapeutics, Inc., Exercise Price: $15.00, 6/19/2015 (2)	(5)	(1,325)
Energy Select Sector SPDR Fund, Exercise Price: $77.00, 6/19/2015 (2)	(4)	(884)
Consumer Discretionary Select Sector SPDR Fund, Exercise Price: $75.00, 6/19/2015 (2)	(10)	(2,130)
Avis Budget Group, Inc., Exercise Price: $60.00, 6/19/2015 (2)	(3)	(15)
Allscripts Healthcare Solutions, Inc., Exercise Price: $13.00, 6/19/2015 (2)	(12)	(1,560)
Alere, Inc., Exercise Price: $50.00, 6/19/2015 (2)	(7)	(1,540)
S&P 500 Index, Exercise Price: $2,120.00, 6/19/2015 (2)	(3)	(7,496)
S&P 500 Index, Exercise Price: $2,140.00, 6/19/2015 (2)	(29)	(21,605)

		(109,282)

Total Written Call Options (proceeds $(165,010))		(119,577)

Written Put Options - (0.2)%

Germany - (0.1)%
STOXX Europe 50 Index, Exercise Price: €3,550.00, 6/19/2015 (2)	(24)	(18,979)
EURO STOXX 50 Index, Exercise Price: €3,450.00, 6/19/2015 (2)	(26)	(11,422)

		(30,401)
United States - (0.1)%
iShares Russell 2000 ETF, Exercise Price: $90.00, 9/30/2015 (2)	(36)	(846)
S&P 500 Index, Exercise Price: $2,070.00, 6/19/2015 (2)	(29)	(40,165)
SanDisk Corp., Exercise Price: $85.00, 1/15/2016 (2)	(4)	(7,120)
Theravance, Inc., Exercise Price: $9.00, 6/19/2015 (2)	(70)	(350)

		(48,481)

Total Written Put Options (proceeds $(82,712))		(78,882)

Total Short Securities and Written Options (proceeds $(9,995,381))		$(9,869,955)

Alternative Strategies Fund

Industry Allocation

As of May 31, 2015

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$345,785	1.0%
Airlines	339,481	1.0
Auto Parts & Equipment	222,476	0.6
Banks	89,914	0.2
Beverages	36,578	0.1
Biotechnology	920,143	2.6
Building Materials	56,306	0.2
Chemicals	1,159,619	3.3
Commercial Services	950,804	2.7
Computers	1,289,004	3.7
Diversified Financial Services	131,452	0.4
Electric	65,024	0.2
Electrical Components & Equipment	145,624	0.4
Electronics	476,707	1.4
Entertainment	227,541	0.6
Gas	231,182	0.7
Healthcare-Products	675,649	1.9
Healthcare-Services	282,847	0.8
Holding Companies-Diversified	178,690	0.5
Insurance	295,979	0.8
Internet	997,714	2.8
Lodging	390,956	1.1
Machinery-Diversified	62,419	0.2
Media	1,064,969	3.0
Miscellaneous Manufacturing	156,843	0.4
Office/Business Equipment	130,881	0.4
Oil & Gas	1,277,449	3.6
Oil & Gas Services	406,714	1.2
Packaging & Containers	593,551	1.7
Pharmaceuticals	1,673,315	4.8
Pipelines	488,129	1.4
Retail	1,217,153	3.5
Semiconductors	399,892	1.1
Software	542,323	1.5
Telecommunications	379,925	1.1
Transportation	105,085	0.3
Venture Capital	174,521	0.5

Total Common Stocks	18,182,644	51.7
Bank Loans	4,504,397	12.8
Corporate Bonds & Notes	624,502	1.8
Exchange Traded Funds	231,050	0.7
Purchased Call Options	85,285	0.2
Purchased Put Options	17,564	0.0
Short-Term Investments	14,325,599	40.8

Total Investments	37,971,041	108.0
Other Assets and Liabilities	7,040,055	20.0
Short Securities and Written Options	(9,869,955)	(28.0)

Total Net Assets	$35,141,141	100.0%

Advertising	(217,329)	(0.6)
Aerospace/Defense	(133,086)	(0.4)
Airlines	(32,667)	(0.1)
Auto Manufacturers	(43,255)	(0.1)
Banks	(138,092)	(0.4)
Biotechnology	(72,540)	(0.2)
Chemicals	(367,305)	(1.0)
Commercial Services	(45,406)	(0.1)
Computers	(459,181)	(1.3)
Distribution/Wholesale	(157,969)	(0.4)
Electronics	(228,952)	(0.7)
Environmental Control	(30,987)	(0.1)
Food	(232,520)	(0.7)
Forest Products & Paper	(86,440)	(0.2)
Hand/Machine Tools	(54,090)	(0.2)
Healthcare-Products	(166,735)	(0.5)
Healthcare-Services	(345,718)	(1.0)
Household Products/Wares	(53,830)	(0.2)
Insurance	(272,918)	(0.8)
Internet	(56,661)	(0.2)
Iron/Steel	(103,173)	(0.3)
Machinery-Construction & Mining	(37,711)	(0.1)
Machinery-Diversified	(184,140)	(0.5)
Media	(177,075)	(0.5)
Mining	(4,234)	0.0
Miscellaneous Manufacturing	(269,476)	(0.8)
Oil & Gas	(767,346)	(2.2)
Oil & Gas Services	(449,365)	(1.3)
Pharmaceuticals	(677,758)	(1.9)
Pipelines	(51,282)	(0.1)
Real Estate Investment Trusts	(133,547)	(0.4)
Retail	(684,948)	(1.9)
Semiconductors	(197,727)	(0.6)
Software	(393,699)	(1.1)
Telecommunications	(159,276)	(0.5)
Transportation	(86,868)	(0.2)

Total Common Stocks	(7,573,306)	(21.6)
Corporate Bonds & Notes	(114,069)	(0.3)
Exchange Traded Funds	(1,984,121)	(5.6)
Written Call Options	(119,577)	(0.3)
Written Put Options	(78,882)	(0.2)

Total Short Securities and Written Options	$(9,869,955)	(28.0)%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 94.1%

Alabama - 2.6%
Alabama Private Colleges & Universities Facilities Authority, AGC, 5.000%, 9/1/2015	$190,000	$192,255
Bessemer Governmental Utility Services Corp., 0.380%, 12/1/2030 (6) (7) (9)	5,085,000	5,085,000
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, 5.000%, 11/15/2030, Call 11/15/2015	350,000	355,327
Health Care Authority for Baptist Health, 0.500%, 11/1/2042 (9)	14,125,000	14,125,000
Limestone County Water & Sewer Authority:
1.000%, 12/1/2015	535,000	536,188
1.000%, 12/1/2015	150,000	150,333

		20,444,103
Arizona - 1.6%
Arizona Health Facilities Authority:
1.950%, 2/5/2020, Call 8/9/2019 (9)	3,250,000	3,340,220
1.950%, 2/5/2020, Call 8/9/2019 (9)	750,000	770,820
3.000%, 2/1/2016	1,500,000	1,521,810
4.000%, 7/1/2015	140,000	140,434
Arizona School Facilities Board, AMBAC:
4.250%, 7/1/2015	225,000	225,628
5.000%, 7/1/2018	300,000	329,181
County of Mohave, AGC, 4.125%, 4/1/2017	100,000	106,209
Industrial Development Authority of the County of Pima:
4.000%, 7/1/2016	305,000	308,788
5.000%, 9/1/2017	250,000	271,435
Maricopa County Industrial Development Authority, 2.000%, 1/1/2016	310,000	311,978
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (9)	500,000	504,965
Scottsdale Industrial Development Authority, 5.000%, 9/1/2016	140,000	146,977
Scottsdale Industrial Development Authority, FSA, 1.750%, 9/1/2045, Call 6/2/2015 (9) (12)	4,275,000	4,275,000
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2015, Call 6/29/2015	100,000	100,381
Yuma County Elementary School District No. 1 Yuma, BAM, 3.000%, 7/1/2017	175,000	181,811

		12,535,637
Arkansas - 2.2%
Arkansas Development Finance Authority:
0.750%, 9/1/2044, Call 6/1/2015 (9)	6,000,000	6,000,000
1.210%, 9/1/2019, Call 3/1/2019 (9)	3,000,000	2,999,970
3.000%, 2/1/2016	350,000	354,480
3.000%, 2/1/2017	345,000	354,660
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	940,000	938,910
City of Fort Smith, 2.375%, 5/1/2027, Call 5/1/2022	245,000	245,480
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	40,000	39,990
City of North Little Rock, 2.625%, 5/1/2016	350,000	353,230
County of Crawford, AGM:
1.850%, 9/1/2024, Call 9/1/2021	200,000	200,232
3.000%, 9/1/2017	175,000	182,707
Little Rock Metrocentere Improvement District No. 1, 0.110%, 12/1/2025, Call 6/1/2015 (9)	5,700,000	5,700,000
University of Central Arkansas, BAM, 2.000%, 9/1/2015	100,000	100,410

		17,470,069
California - 12.9%
Abag Finance Authority for Nonprofit Corporations, 4.300%, 7/1/2016, Call 7/1/2015	100,000	102,326
Anaheim Public Financing Authority, 5.000%, 5/1/2017	500,000	540,440
Austin Trust:
0.290%, 1/1/2039, Call 1/1/2019 (6) (7) (9)	10,000,000	10,000,000
0.340%, 5/15/2036, Call 5/15/2018 (9)	5,000,000	5,000,000
Austin Trust, AGM NATL-RE, 0.320%, 8/1/2032 (9)	6,920,000	6,920,000
Bay Area Toll Authority:

1.000%, 4/3/2017, Call 10/1/2016 (9)	8,000,000	8,023,200
1.200%, 4/1/2024, Call 10/1/2023 (9)	1,750,000	1,788,132
BB&T Municipal Trust, 0.800%, 11/15/2017 (6) (7) (9)	2,000,000	2,000,460
California County Tobacco Securitization Agency:
4.000%, 6/1/2016	500,000	516,325
4.000%, 6/1/2017	565,000	598,736
California Health Facilities Financing Authority, NATL-RE, 0.210%, 7/1/2022, Call 6/1/2015 (9) (12)	1,300,000	1,243,661
California Housing Finance Agency, 0.850%, 8/1/2016	1,500,000	1,499,475
California Infrastructure & Economic Development Bank, 0.380%, 4/2/2018, Call 1/2/2018 (9)	550,000	548,031
California Municipal Finance Authority, 5.000%, 7/1/2016	100,000	104,056
California Statewide Communities Development Authority, 3.500%, 11/1/2018	900,000	914,481
California Statewide Communities Development Authority, AGM:
2.000%, 10/1/2015	190,000	190,650
2.000%, 10/1/2016	120,000	121,212
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	1,000,000	1,018,550
Carson Redevelopment Agency Successor Agency, 4.000%, 10/1/2017	1,265,000	1,344,543
Chabot-Las Positas Community College District, AMBAC:
0.000%, 8/1/2020, Call 8/1/2016	265,000	217,403
0.000%, 8/1/2026, Call 8/1/2016	175,000	106,230
City of Fresno, NATL-RE FGIC, 5.250%, 6/1/2015	525,000	525,000
City of Yucaipa, 3.000%, 9/1/2015	345,000	345,766
Compton Unified School District, AMBAC, 0.000%, 6/1/2016	385,000	379,510
County of San Joaquin, 3.000%, 4/1/2017	150,000	155,558
Deutsche Bank Spears/Lifers Trust:
0.280%, 8/15/2041, Call 8/15/2023 (6) (7) (9)	250,000	250,000
0.400%, 8/1/2047 (6) (7) (9)	16,159,000	16,159,000
Deutsche Bank Spears/Lifers Trust, AMBAC, 0.300%, 10/1/2037 (6) (7) (9)	2,615,000	2,615,000
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2016	200,000	207,526
Hemet Unified School District, 0.750%, 10/3/2016 (9)	2,500,000	2,500,300
Imperial Community College District, AGM, 0.000%, 8/1/2016	180,000	177,926
Inglewood Unified School District School Facilities Financing Authority, AGM, 5.000%, 10/15/2016	100,000	105,246
Kaweah Delta Health Care District:
4.000%, 6/1/2015	125,000	125,000
4.000%, 6/1/2016	490,000	506,694
Long Beach Bond Finance Authority, 5.000%, 11/15/2015	110,000	112,021
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.414%, 7/1/2027 (9) (12)	225,000	213,335
Los Angeles County Public Works Financing Authority, NATL-RE, 5.000%, 12/1/2015	100,000	102,325
Lynwood Unified School District, 5.000%, 8/1/2017	1,500,000	1,628,955
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	40,000	40,616
Mendota Unified School District, 0.000%, 8/1/2018, Call 8/1/2015	1,275,000	1,155,851
Montebello Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	300,000	296,478
Northern California Gas Authority No. 1:
0.784%, 7/1/2017 (9)	95,000	94,882
0.814%, 7/1/2019 (9)	7,500,000	7,409,775
Poway Unified School District Public Financing Authority, 2.000%, 9/15/2015	640,000	640,365
Puttable Floating Option Tax-Exempt Receipts, 0.530%, 8/1/2030, Call 6/29/2015 (6) (7) (9)	4,045,000	4,045,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.380%, 8/1/2037, Call 8/1/2017 (6) (7) (9)	2,500,000	2,500,000
Redwood City Redevelopment Agency, AMBAC, 5.250%, 7/15/2015, Call 6/29/2015	220,000	220,372
Richland School District, AGM, 0.000%, 8/1/2015	210,000	209,656
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2015	715,000	719,998
Sierra View Local Health Care District, 4.600%, 7/1/2015	100,000	100,202
State of California, 0.957%, 12/3/2018, Call 6/1/2018 (9)	950,000	960,013
State of California, FSA, 0.280%, 8/1/2027 (6) (7) (9)	7,455,000	7,455,000
Stockton Unified School District, 3.000%, 7/1/2015	430,000	430,937
Successor Agency to the Richmond County Redevelopment Agency, BAM, 4.000%, 9/1/2017	400,000	425,184
Tender Option Bond Trust Receipts/Certificates, 0.250%, 4/1/2021 (6) (7) (9)	5,000,000	5,000,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 7/1/2015 (9)	2,000,000	2,002,020
Victor Elementary School District, NATL-RE, 0.000%, 6/1/2015	270,000	270,000

		102,883,422
Colorado - 2.3%
Auraria Higher Education Center:
6.000%, 5/1/2016	149,000	156,481
6.000%, 5/1/2017	159,000	174,073

City & County of Denver, AGC, 0.750%, 11/15/2025, Call 6/1/2015 (9) (12)	525,000	525,000
City of Burlington, 2.000%, 11/1/2015	80,000	80,370
Colorado Educational & Cultural Facilities Authority:
2.000%, 7/15/2015	215,000	215,103
3.000%, 6/1/2016	255,000	258,078
3.000%, 8/15/2016	150,000	154,481
3.000%, 8/15/2017	175,000	183,300
3.000%, 11/15/2017	190,000	199,316
Colorado Health Facilities Authority:
4.000%, 2/1/2017	310,000	323,497
4.000%, 2/1/2018	175,000	185,427
5.000%, 9/1/2020, Call 9/1/2015	670,000	676,666
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2015	525,000	527,882
County of Montrose, 4.000%, 12/1/2017	385,000	410,237
Denver Health & Hospital Authority:
5.000%, 12/1/2019, Call 12/1/2016	200,000	211,314
5.000%, 12/1/2020, Call 12/1/2016	1,730,000	1,824,700
E-470 Public Highway Authority, 1.280%, 8/31/2017, Call 3/1/2017 (9)	4,600,000	4,620,470
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	100,000	105,460
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2016	500,000	534,325
Park Creek Metropolitan District, AGC, 5.000%, 12/1/2015	100,000	102,391
Puttable Floating Option Tax-Exempt Receipts, 0.450%, 12/1/2028 (6) (7) (9)	6,840,000	6,840,000
Rangely Hospital District, 5.000%, 11/1/2016	330,000	344,784

		18,653,355
Connecticut - 0.8%
City of New Britain, AGM, 4.000%, 3/1/2017	1,250,000	1,314,000
State of Connecticut, 0.330%, 1/1/2017, Call 6/1/2015 (9)	5,000,000	5,000,000

		6,314,000
District of Columbia - 1.8%
Deutsche Bank Spears/Lifers Trust, 0.400%, 6/1/2031, Call 6/1/2021 (6) (7) (9)	8,185,000	8,185,000
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 7/1/2015	390,000	391,096
District of Columbia, AGC, 0.300%, 7/15/2017 (6) (7) (9)	5,235,000	5,235,000
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2015	650,000	647,348

		14,458,444
Florida - 3.2%
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	175,000	181,347
Canaveral Port Authority, NATL-RE FGIC, 4.000%, 6/1/2016, Call 6/1/2015	175,000	175,000
Citizens Property Insurance Corp., 4.000%, 6/1/2015	25,000	25,000
City of Gulf Breeze, 1.750%, 12/1/2015 (9)	9,000,000	9,056,340
City of Melbourne, NATL-RE FGIC, 0.000%, 10/1/2015	120,000	119,530
City of Miami, NATL-RE, 4.125%, 1/1/2016	250,000	255,397
City of Port Orange, 2.000%, 10/1/2016	265,000	270,361
City of Port St. Lucie, 4.000%, 9/1/2016	100,000	104,298
City of Sunrise, AMBAC, 5.500%, 10/1/2015	410,000	417,159
City of Tampa, 3.000%, 9/1/2016	800,000	819,728
County of Bay, 3.500%, 9/1/2016	180,000	179,386
County of Miami-Dade, XLCA, 4.000%, 10/1/2015	150,000	151,881
Dupree Lakes Community Development District, BAM, 3.000%, 5/1/2016	100,000	101,965
Florida Governmental Utility Authority, 2.000%, 10/1/2016	245,000	248,971
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2016	100,000	102,693
Florida Municipal Loan Council, NATL-RE, 5.000%, 10/1/2015	250,000	253,788
Florida Municipal Power Agency, AMBAC:
0.175%, 10/1/2021 (9) (12)	325,000	303,313
0.193%, 10/1/2021, Call 6/4/2015 (9) (12)	250,000	233,317
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (9)	750,000	794,985
Hillsborough County Industrial Development Authority:
4.000%, 10/1/2015	750,000	758,880
5.000%, 10/1/2015	130,000	131,964
Manatee County School District, AGM, 4.000%, 7/1/2017, Call 7/1/2015	200,000	200,466
Miami Beach Health Facilities Authority, 3.000%, 11/15/2015	750,000	758,692
Miami-Dade County School Board Foundation, Inc., NATL-RE, 5.000%, 5/1/2018, Call 5/1/2017	300,000	323,370
Mid-Bay Bridge Authority, AGC, 5.000%, 10/1/2016	200,000	212,390
North Sumter County Utility Dependent District, 5.000%, 10/1/2017	225,000	244,240
Northern Palm Beach County Improvement District, NATL-RE, 4.000%, 8/1/2017, Call 8/1/2015	300,000	301,878

Orange County Health Facilities Authority, 3.000%, 8/1/2017	625,000	653,025
Palm Beach County Health Facilities Authority, 3.000%, 12/1/2016	465,000	480,378
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015	100,000	100,598
Port St. Lucie Community Redevelopment Agency, NATL-RE, 5.000%, 1/1/2016	250,000	256,437
Southeast Overtown Park West Community Redevelopment Agency, 4.000%, 3/1/2016 (6) (7)	2,000,000	2,046,480
Sumter County Industrial Development Authority:
3.000%, 7/1/2016	1,620,000	1,658,524
4.000%, 7/1/2017	1,180,000	1,253,608
4.000%, 7/1/2019	620,000	671,609
Suncoast Community Development District, 2.000%, 5/1/2016	170,000	172,003
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2016	1,500,000	1,515,750

		25,534,751
Georgia - 1.7%
Bartow County Development Authority, 2.375%, 8/10/2017 (9)	1,000,000	1,030,090
Burke County Development Authority:
1.550%, 6/21/2016 (9)	265,000	266,656
1.750%, 6/1/2017 (9)	500,000	503,780
City of Atlanta, 1.624%, 11/1/2018, Call 5/1/2018 (9)	2,750,000	2,800,875
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	200,000	208,242
Fulton County Development Authority, 5.000%, 3/15/2016	1,465,000	1,514,224
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	675,000	572,825
Georgia School Boards Association, Inc., NATL-RE, 3.750%, 12/1/2015	200,000	203,366
Milledgeville & Baldwin County Development Authority, AMBAC, 0.684%, 10/1/2016 (9)	450,000	448,992
Municipal Electric Authority of Georgia, NATL-RE:
6.375%, 1/1/2016	565,000	584,662
6.500%, 1/1/2017	30,000	30,990
Private Colleges & Universities Authority, 4.000%, 10/1/2015	1,535,000	1,552,929
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.280%, 10/1/2024, Call 10/1/2017 (6) (7) (9)	4,000,000	4,000,000

		13,717,631
Idaho - 1.2%
Idaho Health Facilities Authority, 5.500%, 11/1/2015	130,000	132,699
Idaho Health Facilities Authority, AGM, 4.000%, 7/1/2015	35,000	35,102
Idaho Housing & Finance Association, 0.350%, 1/1/2038, Call 6/1/2015 (9)	9,400,000	9,400,000

		9,567,801
Illinois - 6.9%
Chicago Board of Education, 4.100%, 3/1/2017, Call 9/1/2016 (9)	4,250,000	4,273,120
Chicago Board of Education, AGM, 5.000%, 12/1/2018, Call 12/1/2016	250,000	254,865
Chicago Housing Authority, FSA, 5.000%, 7/1/2026, Call 7/1/2016	430,000	450,438
City of Burbank, 3.450%, 12/1/2016	500,000	519,795
City of Burbank, BAM:
3.000%, 12/1/2016	500,000	516,460
3.000%, 12/1/2017	1,040,000	1,081,954
City of Chicago, AGM:
4.250%, 11/1/2018	150,000	159,186
5.000%, 1/1/2019, Call 7/1/2015	250,000	250,443
5.500%, 1/1/2016	85,000	87,539
City of Chicago, NATL-RE FGIC, 0.000%, 1/1/2016	150,000	147,669
City of Decatur, 3.000%, 3/1/2016	250,000	254,733
City of Rockford, BAM, 5.000%, 12/15/2017	1,600,000	1,749,152
City of Springfield:
5.000%, 3/1/2016	300,000	309,903
5.000%, 3/1/2017	350,000	374,273
City of Waukegan:
3.000%, 12/30/2015	405,000	410,289
3.000%, 12/30/2016	425,000	437,775
City of Waukegan, AGM:
2.000%, 12/30/2016	515,000	522,457
4.000%, 12/30/2015	535,000	545,047
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2015	65,000	64,576
Cook County Community Consolidated School District No. 15 Palatine, NATL-RE, 0.000%, 12/1/2017	250,000	240,318
Cook County Community Unit School District No. 401 Elmwood Park, AGM, 0.000%, 12/1/2015	625,000	622,381

Cook County School District No. 123 Oak Lawn, NATL-RE, 0.000%, 12/1/2016	210,000	205,239
County of Du Page, AGM:
5.000%, 1/1/2016, Call 7/1/2015	100,000	100,357
5.000%, 1/1/2017, Call 7/1/2015	455,000	456,670
DeKalb Lee & LaSalle Counties Community Unit School District 425 Indian Creek, 2.750%, 12/1/2015	405,000	408,868
Deutsche Bank Spears/Lifers Trust, FGIC, 0.330%, 1/1/2030 (6) (7) (9)	9,085,000	9,085,000
Illinois Finance Authority:
1.300%, 5/8/2017 (9)	2,480,000	2,476,230
2.700%, 5/15/2016	375,000	378,589
4.600%, 11/1/2015 (9)	145,000	147,031
5.000%, 8/15/2015	425,000	428,646
5.000%, 8/15/2016	280,000	293,185
5.000%, 12/15/2016, Call 12/1/2015	100,000	100,023
5.000%, 7/1/2017	140,000	149,243
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2015 (9)	75,000	76,811
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015	50,000	50,378
Illinois State Toll Highway Authority, AGM, 0.350%, 1/1/2016, Call 6/4/2015 (9)	2,700,000	2,700,000
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2016	125,000	124,596
Kendall, Kane & Will Counties Community Unit School District No. 308, 4.000%, 10/1/2015	70,000	70,846
Lake County Forest Preserve District, 0.661%, 12/15/2020 (9)	450,000	444,604
Lee Ogle & De Kalb Counties Community Unit School District No. 271 Paw Paw, 5.250%, 12/1/2015	265,000	270,660
Lockport Township Park District, AMBAC, 0.000%, 11/1/2016	125,000	122,580
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	160,200
McHenry County Community Consolidated School District No. 47 Crystal Lake, AGM, 5.000%, 2/1/2018	210,000	231,533
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 4.000%, 1/1/2018	125,000	131,895
Memorial Park District, 2.500%, 12/30/2015	65,000	65,806
Northeastern Illinois University, BAM:
3.000%, 7/1/2016	235,000	240,537
3.000%, 7/1/2017	120,000	124,620
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2018	850,000	928,106
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2016	200,000	203,212
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2017	20,000	21,489
Southwestern Illinois Development Authority, AGM:
5.250%, 12/1/2020, Call 12/1/2017	275,000	299,379
5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,245,944
St. Clair County Community Consolidated School District No. 90 O’Fallon, AGM, 2.800%, 12/1/2016	145,000	149,124
State of Illinois:
3.000%, 2/1/2016	2,085,000	2,105,058
4.000%, 4/1/2016	350,000	357,021
4.000%, 7/1/2016	100,000	102,521
5.000%, 1/1/2016	300,000	305,979
5.000%, 4/1/2016	1,000,000	1,028,250
5.000%, 5/1/2017	500,000	528,365
State of Illinois, AMBAC, 5.000%, 11/1/2015	75,000	76,312
Stephenson County School District No. 145 Freeport, BAM, 2.000%, 2/1/2016	220,000	222,116
Tender Option Bond Trust Receipts/Certificates, 0.250%, 2/15/2017 (6) (7) (9)	5,000,000	5,000,000
Town of Cicero, 4.000%, 1/1/2016	2,670,000	2,724,949
Town of Cicero, AGM, 4.000%, 1/1/2017	1,900,000	1,992,663
Village of Bensenville, CIFG, 5.000%, 4/1/2016	80,000	81,925
Village of Bourbonnais, 4.500%, 11/1/2015	210,000	212,770
Village of Bridgeview, AMBAC, 3.300%, 12/1/2015, Call 6/29/2015	330,000	330,304
Village of Cary, RADIAN, 4.400%, 3/1/2016	105,000	107,879
Village of Elwood, RADIAN, 4.200%, 3/1/2016, Call 6/29/2015	100,000	100,273
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	100,952
Village of Lansing, AGM, 3.000%, 3/1/2017	860,000	890,728
Village of Lyons, AGM, 5.000%, 12/1/2016	325,000	341,156
Village of Maywood, 3.000%, 1/1/2016	2,000,000	2,007,620
Village of Plainfield:
2.000%, 12/15/2015	65,000	65,623
2.000%, 12/15/2016	125,000	127,590
2.000%, 12/15/2017	130,000	132,718
Village of River Grove, 3.800%, 12/15/2015	240,000	243,540
Will County Elementary School District No. 122, AGM, 0.000%, 11/1/2016	130,000	127,591

Will, Grundy, Etc. Counties Community College District No. 525, 5.250%, 6/1/2015	275,000	275,000

		54,752,677
Indiana - 3.4%
Center Grove Community School Corp.:
2.000%, 7/1/2016 (13)	475,000	479,883
2.000%, 1/1/2017 (13)	495,000	500,252
2.000%, 7/1/2017 (13)	500,000	506,305
City of Goshen, NATL-RE, 3.800%, 1/1/2018, Call 6/29/2015	615,000	615,879
City of Indianapolis Department of Public Utilities, NATL-RE, 3.500%, 6/1/2017	200,000	209,322
County of Jasper, NATL-RE:
5.600%, 11/1/2016	600,000	637,524
5.600%, 11/1/2016	200,000	212,508
County of Lake:
2.000%, 7/15/2015	335,000	335,442
2.000%, 1/15/2016	245,000	247,139
2.000%, 1/15/2016	555,000	558,641
2.000%, 7/15/2016	555,000	562,759
2.000%, 1/15/2017	285,000	287,631
Franklin Community Multi-School Building Corp., NATL-RE FGIC SAW, 5.000%, 1/15/2016	250,000	256,948
Gary Community School Corp., SAW:
2.000%, 1/15/2016	255,000	257,606
2.000%, 1/15/2017	520,000	530,509
Indiana Finance Authority:
0.100%, 2/1/2035, Call 6/22/2015 (9)	3,000,000	3,000,000
2.200%, 2/1/2016, Call 8/1/2015	4,450,000	4,459,701
4.000%, 7/1/2015	100,000	100,295
5.000%, 9/15/2016	500,000	527,615
5.000%, 3/1/2017	930,000	987,316
Indiana Health & Educational Facilities Financing Authority:
4.100%, 11/3/2016 (9)	100,000	104,813
5.250%, 3/1/2016	590,000	611,606
5.250%, 3/1/2016	370,000	383,294
Indiana Municipal Power Agency, NATL-RE, 5.500%, 1/1/2016	10,000	10,298
La Porte Community School Corp.:
2.000%, 6/30/2016	960,000	972,614
2.000%, 12/30/2016	865,000	879,030
New Albany Floyd County School Building Corp., NATL-RE SAW, 5.000%, 7/15/2015	55,000	55,306
Tender Option Bond Trust Receipts/Certificates, 0.450%, 4/15/2018 (6) (7) (9)	8,500,000	8,500,000
Whitley County Multi School Building Corp.:
3.000%, 7/15/2017	410,000	426,601
3.000%, 1/15/2018	250,000	260,305

		27,477,142
Iowa - 0.6%
City of Hills, 4.000%, 8/15/2015	1,690,000	1,701,289
City of Randall, 1.250%, 8/1/2016, Call 2/1/2016	3,000,000	3,004,920
University of Northern Iowa, 4.600%, 7/1/2015, Call 6/29/2015	10,000	10,033

		4,716,242
Kansas - 0.2%
Bourbon County Unified School District No. 234-Fort Scott, 3.000%, 9/1/2017	745,000	777,475
Wyandotte County-Kansas City Unified Government, 4.000%, 8/1/2017	900,000	957,573

		1,735,048
Kentucky - 0.8%
City of Russell, 4.000%, 11/1/2015	400,000	405,472
Commonwealth of Kentucky, 2.000%, 6/15/2017	275,000	279,406
Kentucky State Property & Building Commission, AGC, 0.300%, 2/1/2027, Call 2/1/2019 (6) (7) (9)	5,990,000	5,990,000

		6,674,878
Louisiana - 2.1%
City of Bossier City, 2.000%, 10/1/2016	135,000	137,477
City of New Orleans, 4.000%, 6/1/2016	300,000	310,371
City of New Orleans, AMBAC, 0.000%, 9/1/2015	20,000	19,934
East Baton Rouge Sewerage Commission, 0.626%, 8/1/2018, Call 2/1/2018 (9)	6,355,000	6,337,905
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	1,355,000	1,356,911
Louisiana Public Facilities Authority, 0.350%, 7/1/2021, Call 6/4/2015 (9)	1,900,000	1,900,000

Louisiana State Citizens Property Insurance Corp., AMBAC:
5.000%, 6/1/2015	215,000	215,000
5.000%, 6/1/2017, Call 6/1/2016	200,000	208,568
Parish of St. James, 0.350%, 11/1/2040, Call 6/1/2015 (9)	4,000,000	4,000,000
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	110,000	109,626
State of Louisiana, 0.596%, 5/1/2018, Call 11/1/2017 (9)	2,500,000	2,502,125

		17,097,917
Maryland - 0.1%
Anne Arundel County Consolidated Special Taxing District, 4.000%, 7/1/2015	125,000	125,330
Maryland Community Development Administration:
4.100%, 9/1/2016	60,000	62,730
4.200%, 9/1/2015	475,000	479,650
4.300%, 9/1/2017, Call 3/1/2017	75,000	79,605
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2015	220,000	220,321

		967,636
Massachusetts - 0.3%
Commonwealth of Massachusetts, 0.646%, 11/1/2018, Call 11/1/2017 (9)	750,000	751,852
Massachusetts Bay Transportation Authority, 6.200%, 3/1/2016	35,000	36,559
Massachusetts Development Finance Agency:
0.580%, 1/29/2020, Call 8/1/2019 (9)	500,000	497,825
4.000%, 10/1/2015	200,000	202,368
Massachusetts Development Finance Agency, AGM, 4.000%, 10/1/2015	950,000	962,008
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.123%, 7/1/2018, Call 6/2/2015 (9) (12)	300,000	287,589

		2,738,201
Michigan - 3.4%
Bay De Noc Community College District, XLCA, 4.000%, 5/1/2016	315,000	324,044
Brownfield Redevelopment Authorities, NATL-RE, 4.000%, 11/1/2017, Call 11/1/2016	100,000	103,577
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2016	1,670,000	1,736,182
Chippewa Hills School District, Q-SBLF:
4.000%, 5/1/2016	685,000	706,571
4.000%, 5/1/2017	735,000	776,917
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	605,000	604,589
City of Detroit Sewage Disposal System Revenue, NATL-RE FGIC, 5.250%, 7/1/2016	265,000	276,835
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	110,759
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2021, Call 7/1/2015	1,500,000	1,504,605
6.000%, 7/1/2015	420,000	421,781
6.500%, 7/1/2015	300,000	301,338
City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 10/1/2015	300,000	303,462
City of Wyandotte, AGC, 4.000%, 10/1/2016	215,000	222,989
Ecorse Public School District, AGM Q-SBLF, 5.000%, 5/1/2016, Call 6/29/2015	100,000	100,340
Fitzgerald Public School District, BAM:
4.000%, 5/1/2016	625,000	644,044
4.000%, 5/1/2016	1,490,000	1,535,400
4.000%, 5/1/2017	985,000	1,040,209
Grand Traverse County Hospital Finance Authority:
3.000%, 7/1/2016	310,000	317,979
3.000%, 7/1/2017	320,000	333,462
4.000%, 7/1/2016	180,000	186,565
4.000%, 7/1/2017	255,000	270,963
Harbor Beach Community School District, Q-SBLF, 2.000%, 5/1/2017	75,000	76,445
Healthsource Saginaw, Inc., 4.000%, 5/1/2017	200,000	212,506
Michigan Finance Authority:
4.000%, 6/1/2017	100,000	103,812
5.000%, 6/1/2015	1,500,000	1,500,000
5.000%, 7/1/2016	1,000,000	1,038,470
5.000%, 7/1/2016	2,000,000	2,082,660
Michigan State Building Authority, 5.000%, 10/15/2017	30,000	32,866
Michigan State Building Authority, AGC FGIC, 0.000%, 10/15/2018, Call 10/15/2016	165,000	148,484
Mount Clemens Community School District, Q-SBLF, 4.000%, 5/1/2017	1,655,000	1,745,826
New Lothrop Area Public Schools, AGM Q-SBLF, 5.000%, 5/1/2035, Call 11/1/2015	1,200,000	1,224,108
Newaygo County Regional Educational Service Agency, 2.000%, 5/1/2016	75,000	75,898
Roseville Community Schools, Q-SBLF, 5.000%, 5/1/2017	250,000	268,485

Star International Academy:
3.150%, 3/1/2016	130,000	131,213
3.400%, 3/1/2017	375,000	380,074
Taylor Tax Increment Finance Authority, AGM:
2.000%, 5/1/2016	1,245,000	1,262,069
4.000%, 5/1/2020, Call 6/29/2015	785,000	786,405
4.000%, 5/1/2021, Call 6/29/2015	600,000	601,002
Village of Holly, BAM, 2.000%, 10/1/2015	160,000	160,933
Waterford School District, AGM, 5.000%, 8/1/2017	870,000	949,300
Wayne-Westland Community Schools, Q-SBLF, 5.000%, 5/1/2017	1,060,000	1,138,376
White Cloud Public Schools, Q-SBLF:
4.000%, 5/1/2016	110,000	113,392
4.000%, 5/1/2017	245,000	258,926
4.000%, 5/1/2018	215,000	230,953
4.000%, 5/1/2019	175,000	190,930
Zeeland Public Schools:
4.000%, 5/1/2016	300,000	308,835
4.000%, 5/1/2017	500,000	528,515

		27,373,094
Minnesota - 1.0%
Brooklyn Center Independent School District No. 286, NATL-RE, 4.250%, 2/1/2016	300,000	306,870
City of Crosslake, 2.000%, 12/1/2016	335,000	338,259
City of Minneapolis, 3.000%, 7/15/2015, Call 6/19/2015	1,065,000	1,065,021
City of Norwood Young America, 1.500%, 8/1/2016, Call 2/1/2016	2,000,000	1,999,080
City of Winona:
2.000%, 7/1/2015	100,000	100,044
2.300%, 7/1/2016	500,000	503,720
Minnesota Higher Education Facilities Authority, 4.000%, 10/1/2015	255,000	256,859
St. Cloud Independent School District No. 742:
1.000%, 2/1/2016	230,000	230,865
1.250%, 2/1/2017	170,000	171,119
St. Paul Housing & Redevelopment Authority, 0.850%, 6/1/2017, Call 6/1/2016	3,000,000	3,000,900

		7,972,737
Mississippi - 1.1%
City of D’Iberville, 2.000%, 4/1/2016	265,000	266,696
Mississippi Business Finance Corp., 1.040%, 12/1/2036, Call 6/1/2015 (9)	8,000,000	8,000,000
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	329,046

		8,595,742
Missouri - 1.5%
City of St. Louis, NATL-RE:
5.500%, 7/1/2015	500,000	502,085
5.500%, 7/1/2016	360,000	378,922
County of Jackson, AMBAC, 0.000%, 12/1/2015	90,000	89,032
Health & Educational Facilities Authority of the State of Missouri, 3.000%, 2/1/2017	185,000	191,295
Howard Bend Levee District, XLCA, 0.360%, 3/1/2027 (9)	7,130,000	7,130,000
Joplin Industrial Development Authority, 4.000%, 2/15/2017	400,000	419,616
Missouri Development Finance Board, 3.000%, 4/1/2016	300,000	306,036
Missouri Housing Development Commission, GNMA/FNMA, 4.700%, 3/1/2035, Call 9/1/2019	345,000	365,020
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.175%, 12/1/2022, Call 6/1/2015 (9) (12)	1,750,000	1,639,134
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	1,000,000	1,007,270

		12,028,410
Nebraska - 0.4%
Central Plains Energy Project, 5.000%, 6/1/2017	3,000,000	3,238,230
Nevada - 0.3%
Deutsche Bank Spears/Lifers Trust, FSA AMBAC, 0.350%, 6/15/2022, Call 6/15/2017 (6) (7) (9)	2,720,000	2,720,000
New Hampshire - 0.2%
New Hampshire Health & Education Facilities Authority:
3.000%, 7/1/2015	735,000	736,125
3.000%, 7/1/2016	755,000	768,280

		1,504,405
New Jersey - 8.7%
Camden County Municipal Utilities Authority, NATL-RE FGIC, 0.000%, 9/1/2015	185,000	184,706
Casino Reinvestment Development Authority, 4.000%, 11/1/2016	750,000	775,545

City of Margate City, 5.000%, 2/1/2018	200,000	219,678
Deutsche Bank Spears/Lifers Trust, 0.270%, 3/1/2034 (6) (7) (9)	11,920,000	11,920,000
New Jersey Economic Development Authority:
0.390%, 11/1/2031, Call 6/1/2015 (9)	7,610,000	7,610,000
0.390%, 11/1/2040, Call 6/1/2015 (9)	5,970,000	5,970,000
0.390%, 11/1/2040, Call 6/1/2015 (9)	4,900,000	4,900,000
0.830%, 2/1/2017, Call 8/1/2016 (9)	3,225,000	3,195,330
1.800%, 2/1/2016, Call 8/1/2015 (9)	3,300,000	3,305,247
1.900%, 2/1/2018, Call 8/1/2017 (9)	500,000	505,685
2.026%, 2/1/2018, Call 8/1/2017 (9)	1,750,000	1,792,367
5.000%, 6/15/2015	1,230,000	1,232,165
5.000%, 6/15/2017	250,000	266,160
New Jersey Health Care Facilities Financing Authority:
0.310%, 7/1/2028, Call 6/3/2015 (9)	400,000	400,000
0.390%, 7/1/2038, Call 6/1/2015 (9)	4,100,000	4,100,000
0.660%, 7/1/2018, Call 6/1/2015 (9)	100,000	100,000
3.250%, 7/1/2016	515,000	528,792
New Jersey Health Care Facilities Financing Authority, AGC, 0.490%, 7/1/2038, Call 7/1/2019 (6) (7) (9)	7,002,902	7,002,902
New Jersey Higher Education Student Assistance Authority, 5.000%, 6/1/2016	180,000	187,373
New Jersey State Turnpike Authority, 0.544%, 1/1/2017, Call 7/1/2016 (9)	5,000,000	5,001,600
New Jersey Transportation Trust Fund Authority:
1.100%, 12/15/2019, Call 6/15/2019 (9)	5,000,000	4,870,650
5.000%, 12/15/2017	1,200,000	1,272,588
New Jersey Transportation Trust Fund Authority, FGIC, 0.290%, 12/15/2030 (6) (7) (9)	1,440,000	1,440,000
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	135,000	145,674
New Jersey Transportation Trust Fund Authority, NATL-RE, 5.500%, 12/15/2016	2,405,000	2,544,610
Newark Housing Authority, 4.000%, 12/1/2017	100,000	106,326

		69,577,398
New Mexico - 0.7%
New Mexico Municipal Energy Acquisition Authority, 0.871%, 8/1/2019, Call 2/1/2019 (9)	5,500,000	5,485,865
New York - 10.6%
Albany Capital Resource Corp.:
2.000%, 12/1/2015	170,000	171,367
3.000%, 12/1/2016	175,000	181,346
3.000%, 12/1/2017	115,000	121,119
City of New York:
0.500%, 8/1/2027, Call 10/3/2016 (9)	1,070,000	1,071,744
0.560%, 8/1/2026, Call 6/2/2015 (9) (12)	50,000	50,000
5.000%, 8/1/2017	250,000	272,055
City of New York, AGC, 0.700%, 10/1/2021, Call 6/1/2015 (9) (12)	100,000	100,000
City of New York, AGM:
0.100%, 8/1/2021, Call 6/1/2015 (9)	10,600,000	10,600,000
0.170%, 11/1/2026 (9)	10,000,000	10,000,000
City of Ogdensburg, 1.250%, 7/31/2015	1,000,000	1,000,740
City of Schenectady, BAM, 3.125%, 5/15/2017	300,000	314,304
City of Yonkers, AGM:
2.000%, 10/15/2016	1,600,000	1,624,944
4.000%, 9/1/2016	95,000	98,756
County of Monroe, AGM NATL-RE, 6.000%, 3/1/2017	100,000	108,296
County of Rockland, 5.000%, 3/1/2016	350,000	360,486
County of Suffolk, AGM, 5.000%, 2/1/2017	1,000,000	1,069,850
JPMorgan Chase Putters/Drivers Trust, 0.100%, 6/15/2031, Call 6/15/2018 (6) (7) (9)	8,675,000	8,675,000
Long Island Power Authority, 0.776%, 11/1/2018, Call 5/1/2018 (9)	1,600,000	1,596,272
Metropolitan Transportation Authority, 0.621%, 11/1/2015 (9)	300,000	300,366
Metropolitan Transportation Authority, AGM:
0.371%, 11/1/2022, Call 6/11/2015 (9) (12)	3,250,000	3,135,828
0.373%, 11/1/2022, Call 6/3/2015 (9) (12)	3,800,000	3,666,445
0.724%, 5/15/2018, Call 11/15/2017 (9)	4,650,000	4,636,236
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC, 0.504%, 1/1/2030, Call 6/19/2015 (9) (12)	100,000	93,615
New York City Transit Authority/Metropolitan Transportation Authority/Triborough Bridge & Tunnel, AMBAC, 0.510%, 1/1/2030, Call 6/4/2015 (9) (12)	800,000	747,512
New York City Water & Sewer System, 0.100%, 6/15/2044, Call 6/1/2015 (9)	10,000,000	10,000,000
New York City Water & Sewer System, NATL-RE, 5.000%, 6/15/2027, Call 6/15/2015	205,000	205,336
New York Local Government Assistance Corp., AGM, 5.250%, 4/1/2016	530,000	552,032

New York State Energy Research & Development Authority, 0.114%, 4/1/2020, Call 6/17/2015 (9) (12)	145,000	134,839
New York State Energy Research & Development Authority, NATL-RE, 0.193%, 12/1/2020, Call 6/2/2015 (9) (12)	7,350,000	6,826,687
Oswego City School District, SAW, 1.000%, 4/21/2016	5,950,000	5,968,386
Port Authority of New York & New Jersey, AGM GO:
5.000%, 12/1/2020, Call 6/1/2015	240,000	242,400
5.000%, 12/1/2022, Call 6/1/2015	100,000	101,000
Port Authority of New York & New Jersey, GO, 5.000%, 12/1/2016, Call 6/1/2015	100,000	101,000
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.570%, 12/1/2025, Call 6/1/2015 (6) (7) (9) (12)	6,330,000	6,330,000
Rensselaer County Industrial Development Agency, 0.290%, 10/30/2035, Call 6/1/2015 (9)	490,000	490,000
State of New York, NATL-RE FGIC:
0.120%, 2/15/2022, Call 6/4/2015 (9) (12)	1,930,000	1,854,689
0.120%, 2/13/2032, Call 6/4/2015 (9) (12)	1,595,000	1,484,711
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	69,894
Village of Freeport, AGM, 3.000%, 5/1/2017	100,000	104,183

		84,461,438
North Carolina - 0.2%
North Carolina Medical Care Commission, 0.420%, 6/1/2029, Call 6/1/2020 (6) (7) (9)	1,000,000	1,000,000
University of North Carolina at Chapel Hill, 0.871%, 12/1/2017, Call 6/1/2017 (9)	825,000	832,450

		1,832,450
North Dakota - 1.1%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2016	520,000	530,145
4.000%, 5/1/2017	545,000	563,770
4.000%, 5/1/2018	565,000	587,029
4.000%, 5/1/2019	590,000	620,296
City of Williston, 5.000%, 5/1/2016	255,000	265,945
City of Williston, AGM, 2.650%, 11/1/2020, Call 6/29/2015	1,865,000	1,865,653
County of Burleigh, 3.000%, 7/1/2015	255,000	255,564
North Dakota Housing Finance Agency, 3.600%, 7/1/2032, Call 7/1/2022	1,025,000	1,037,136
Williston Parks & Recreation District:
2.000%, 3/1/2032, Call 6/1/2015	80,000	80,000
3.250%, 3/1/2032, Call 6/15/2015	2,960,000	2,975,747

		8,781,285
Ohio - 2.1%
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2015	50,000	50,000
City of Cleveland, AMBAC, 5.000%, 1/1/2016	220,000	225,562
City of Trenton, AGM, 2.000%, 12/1/2015	275,000	277,252
County of Montgomery, 0.130%, 10/1/2041, Call 6/1/2015 (9)	4,000,000	4,000,000
County of Richland, AGM, 1.500%, 12/1/2015	130,000	130,512
Lancaster Port Authority, 0.841%, 8/1/2019, Call 2/1/2019 (9)	5,000,000	4,994,500
Licking Heights Local School District, NATL-RE, 5.000%, 12/1/2025, Call 6/1/2015	115,000	115,000
Medina City School District, NATL-RE, 5.000%, 12/1/2027, Call 6/1/2015	100,000	100,000
Montpelier Exempted Village School District, 0.000%, 12/1/2015	145,000	144,507
Painesville City Local School District, 0.000%, 12/1/2016	840,000	825,115
State of Ohio, 0.430%, 1/15/2045, Call 6/29/2015 (9)	5,500,000	5,500,055

		16,362,503
Oklahoma - 0.2%
Comanche County Hospital Authority, 5.000%, 7/1/2015	680,000	682,298
Enid Municipal Authority, AMBAC, 0.000%, 2/1/2016	485,000	464,858
Stephens County Educational Facilities Authority, 3.000%, 9/1/2015	160,000	160,384

		1,307,540
Oregon - 0.5%
Oregon State Facilities Authority, 0.330%, 9/30/2016 (9)	3,675,000	3,675,294
Port of Morrow:
2.000%, 6/1/2016	200,000	202,014
2.000%, 6/1/2017	75,000	76,298
2.000%, 6/1/2017	200,000	204,580
2.000%, 6/1/2018	70,000	70,816

		4,229,002

Pennsylvania - 6.9%
Bethlehem Area School District, SAW, 0.556%, 1/1/2018, Call 7/1/2017 (9)	3,075,000	3,064,207
Bethlehem Area Vocational Technical School Authority, MAC SAW:
0.400%, 9/15/2015	125,000	125,029
0.700%, 9/15/2016	180,000	180,068
1.500%, 9/15/2017	185,000	186,789
Butler County Hospital Authority:
0.300%, 10/1/2032, Call 6/1/2015 (9)	10,645,000	10,645,000
0.300%, 10/1/2042, Call 6/1/2015 (9)	1,570,000	1,570,000
County of Cambria, BAM, 4.000%, 8/1/2016	1,035,000	1,073,067
County of Lehigh, AGM, 5.000%, 7/1/2015	480,000	481,829
Cumberland County Municipal Authority, RADIAN, 5.000%, 12/1/2015	150,000	153,224
Hanover Area School District, AGM SAW, 3.750%, 2/1/2016	830,000	847,447
Jim Thorpe Area School District, BAM SAW, 3.000%, 3/15/2017	180,000	186,736
Lehigh County General Purpose Authority:
0.300%, 5/15/2021, Call 6/1/2015 (9)	1,720,000	1,720,000
3.000%, 11/1/2015	410,000	413,419
3.000%, 11/1/2016	455,000	465,133
Montgomery County Industrial Development Authority:
5.000%, 11/15/2015	1,000,000	1,019,510
5.000%, 11/15/2016	1,000,000	1,060,120
North Penn Water Authority, 0.621%, 11/1/2019, Call 5/1/2019 (9)	2,000,000	1,988,020
Pennsylvania Economic Development Financing Authority, 4.000%, 3/1/2016	500,000	513,365
Pennsylvania Higher Educational Facilities Authority, RADIAN, 5.000%, 12/15/2017, Call 6/15/2016	300,000	312,273
Pennsylvania Turnpike Commission:
0.500%, 12/1/2015, Call 6/1/2015 (9)	650,000	650,000
0.550%, 12/1/2017, Call 6/1/2017 (9)	560,000	560,582
0.700%, 12/1/2017, Call 6/1/2017 (9)	100,000	100,301
0.780%, 12/1/2018, Call 6/1/2018 (9)	6,000,000	6,033,000
0.980%, 12/1/2020, Call 6/1/2020 (9)	1,800,000	1,786,806
1.250%, 12/1/2019, Call 6/1/2019 (9)	2,225,000	2,253,146
Pennsylvania Turnpike Commission, AGC, 5.000%, 6/1/2017	600,000	647,154
Philadelphia Authority for Industrial Development, 4.000%, 10/1/2017	1,250,000	1,331,287
Philadelphia Gas Works Co., AMBAC, 5.000%, 10/1/2016	345,000	363,012
Pittsburgh Public Parking Authority, NATL-RE, 5.000%, 12/1/2020, Call 12/1/2015	1,815,000	1,853,732
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2015	725,000	719,947
Pittsburgh School District, NATL-RE FGIC SAW, 3.500%, 9/1/2015	30,000	30,240
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.340%, 6/1/2034 (6) (7) (9)	7,025,000	7,025,000
Scranton School District, AGM SAW, 2.000%, 6/15/2017	250,000	253,450
Scranton School District, SAW, 1.123%, 4/2/2018, Call 10/2/2017 (9)	3,000,000	3,000,750
State Public School Building Authority, AGM, 3.000%, 10/15/2015	210,000	212,201
University Area Joint Authority, 0.500%, 11/1/2017, Call 5/1/2017 (9)	1,070,000	1,070,086
Wayne County Hospital & Health Facilities Authority, AGM, 2.000%, 7/1/2015	395,000	395,470
Wayne Highlands School District, BAM:
2.000%, 4/1/2016	360,000	364,424
3.000%, 4/1/2017	120,000	124,558

		54,780,382
Puerto Rico - 0.2%
Commonwealth of Puerto Rico, AGM, 5.250%, 7/1/2016	100,000	101,599
Commonwealth of Puerto Rico, NATL-RE, 0.000%, 7/1/2016	270,000	259,154
Puerto Rico Electric Power Authority, 0.000%, 7/1/2017	600,000	542,034
Puerto Rico Electric Power Authority, NATL-RE, 0.000%, 7/1/2017	85,000	75,875
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.000%, 4/1/2016	500,000	499,875
5.000%, 7/1/2018	300,000	320,961

		1,799,498
Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp., NATL-RE, 5.500%, 4/1/2017	1,000,000	1,083,190
South Carolina - 0.4%
Newberry Investing in Children’s Education, 5.250%, 12/1/2015	1,560,000	1,598,204
South Carolina Jobs-Economic Development Authority, 4.000%, 11/1/2015	800,000	810,944
South Carolina State Public Service Authority, NATL-RE, 5.000%, 1/1/2022, Call 1/1/2016	340,000	349,279

		2,758,427

South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2015	355,000	356,271
Tennessee - 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.000%, 11/1/2016	510,000	522,658
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	185,000	187,842

		710,500
Texas - 7.2%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (9)	2,000,000	1,999,080
Central Texas Regional Mobility Authority, 3.000%, 1/4/2016, Call 7/1/2015 (9)	3,000,000	3,005,370
City of Houston:
0.850%, 6/1/2017, Call 12/1/2016 (9)	300,000	300,849
4.000%, 9/1/2017	200,000	212,682
City of Irving, 2.000%, 8/15/2016	140,000	142,222
City of Lewisville, AGM:
2.000%, 9/1/2016	325,000	329,898
2.000%, 9/1/2017	335,000	340,990
4.000%, 9/1/2018	340,000	365,357
City of San Marcos, BAM, 2.000%, 11/1/2015	320,000	321,402
Clifton Higher Education Finance Corp.:
3.750%, 8/15/2016	485,000	496,868
5.000%, 8/15/2015	220,000	221,599
County of Jones:
3.000%, 9/1/2015	85,000	85,550
4.000%, 9/1/2016	165,000	170,417
Denton Independent School District, PSF, 2.000%, 8/1/2016 (9)	250,000	253,895
Fort Bend County Municipal Utility District No. 138, BAM:
2.000%, 9/1/2016	200,000	202,292
2.000%, 9/1/2017	200,000	204,966
Fort Bend County Municipal Utility District No. 151, MAC:
2.000%, 9/1/2016	165,000	167,282
2.000%, 9/1/2017	180,000	182,896
Fort Bend County Municipal Utility District No. 50, MAC:
2.000%, 9/1/2016	180,000	182,219
2.000%, 9/1/2017	340,000	345,246
Gainesville Hospital District, AMBAC, 4.000%, 8/15/2016	200,000	204,472
Grand Mission Municipal Utility District No. 1, BAM, 2.000%, 9/1/2016	340,000	344,192
Gulf Coast Industrial Development Authority, 0.650%, 11/1/2019, Call 6/1/2015 (9)	2,350,000	2,350,000
Harris County Cultural Education Facilities Finance Corp., 0.500%, 6/1/2016 (9)	1,000,000	1,001,490
Harris County Municipal Utility District No. 165, BAM, 2.000%, 3/1/2016	125,000	126,241
Harris County Municipal Utility District No. 276, BAM, 2.000%, 9/1/2015	200,000	200,608
Harris County Municipal Utility District No. 383, BAM, 2.000%, 9/1/2015	140,000	140,284
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2015	125,000	125,288
Harris County Municipal Utility District No. 468, AGM, 2.000%, 9/1/2017	100,000	102,034
Harris Montgomery Counties Municipal Utility District No. 386, 5.000%, 9/1/2015	290,000	293,254
Meadowhill Regional Municipal Utility District, AGM, 2.000%, 10/1/2015	165,000	165,891
Nolan County Hospital District, 3.000%, 8/15/2016	200,000	205,218
North Texas Health Facilities Development Corp., AGM, 5.000%, 9/1/2015	180,000	182,061
North Texas Tollway Authority:
6.000%, 1/1/2020, Call 1/1/2018	220,000	246,963
6.000%, 1/1/2020, Call 1/1/2018	30,000	33,393
Northpointe Water Control & Improvement District, AGM, 2.000%, 9/1/2016	300,000	304,371
Northside Independent School District, PSF:
1.200%, 8/1/2017 (9)	95,000	95,303
2.125%, 8/1/2020, Call 8/1/2015 (9)	2,000,000	2,004,800
Panhandle-Plains Higher Education Authority, Inc., 1.074%, 10/1/2020, Call 6/1/2015 (9)	180,000	180,986
Port of Port Arthur Navigation District:
0.360%, 12/1/2039, Call 6/1/2015 (9)	9,700,000	9,700,000
0.360%, 4/1/2040, Call 6/1/2015 (9)	1,250,000	1,250,000
0.360%, 11/1/2040, Call 6/1/2015 (9)	10,000,000	10,000,000
Round Rock Transportation System Development Corp., NATL-RE, 4.125%, 8/15/2019, Call 8/15/2015	150,000	151,205
Spring Creek Utility District of Montgomery County, BAM, 2.000%, 10/1/2017	375,000	380,824
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	2,525,000	2,580,070
4.000%, 9/1/2017	550,000	583,995

5.000%, 10/1/2017	1,025,000	1,120,827
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2015	150,000	153,264
Texas Municipal Gas Acquisition & Supply Corp. II:
0.570%, 9/15/2017 (9)	145,000	145,000
0.881%, 9/15/2017 (9)	2,350,000	2,352,138
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2015	1,500,000	1,535,490
Texas Transportation Commission, 0.320%, 4/1/2026, Call 6/1/2015 (9)	9,000,000	9,000,000
Travis County Water Control & Improvement District No. 17, BAM:
0.000%, 11/1/2016	390,000	386,065
0.000%, 11/1/2017	250,000	243,708
Walnut Creek Special Utility District, MAC, 2.000%, 1/10/2017	255,000	259,167

		57,679,682
Utah - 0.2%
Utah Associated Municipal Power Systems, 5.000%, 6/1/2017	1,670,000	1,797,788
Vermont - 0.0%
City of Burlington, AGM, 5.000%, 7/1/2016	125,000	130,443
Virginia - 0.2%
City of Richmond, AGM, 5.000%, 7/15/2016, Call 7/15/2015	250,000	251,402
Virginia Housing Development Authority, 3.500%, 6/1/2015	125,000	125,000
Virginia Small Business Financing Authority, 5.000%, 11/1/2017	1,215,000	1,331,701

		1,708,103
Washington - 0.8%
Grant County Public Hospital District No. 1, RADIAN, 5.000%, 12/1/2016	325,000	343,038
University of Washington, 0.090%, 6/1/2037, Call 6/1/2017 (6) (7) (9)	3,500,000	3,500,000
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (6) (7)	800,000	804,416
Washington Higher Education Facilities Authority:
3.000%, 10/1/2015	170,000	171,035
5.000%, 10/1/2016	1,000,000	1,049,480
Washington State Housing Finance Commission, 3.000%, 7/1/2015	200,000	200,210

		6,068,179
West Virginia - 0.0%
Berkeley County Building Commission:
3.000%, 9/1/2015	100,000	100,614
3.000%, 9/1/2016	140,000	143,770
3.000%, 9/1/2017	50,000	51,908

		296,292
Wisconsin - 1.2%
Birchwood School District, AGM, 3.750%, 10/1/2018, Call 6/22/2015	210,000	210,403
City of Menasha:
4.300%, 9/1/2015	265,000	267,324
4.400%, 9/1/2017, Call 9/1/2015	100,000	100,821
City of Milwaukee, 0.120%, 7/1/2019, Call 6/1/2015 (9)	100,000	100,000
City of Nekoosa, 5.350%, 7/1/2015	160,000	160,589
City of Sheboygan, FGIC, 5.000%, 9/1/2015	375,000	378,964
City of South Milwaukee, 4.000%, 9/1/2017, Call 9/1/2016	100,000	104,387
Maple School District, 1.000%, 10/30/2015	1,400,000	1,401,064
Raymond School District No. 14, 3.000%, 4/1/2016	75,000	76,667
Sun Prairie Community Development Authority, 0.400%, 8/1/2015	175,000	175,045
Town of Somers:
4.000%, 8/1/2015	385,000	386,983
4.000%, 8/1/2016	400,000	413,060
4.000%, 8/1/2017	435,000	460,230
Wisconsin Center District:
3.000%, 12/15/2015	200,000	202,046
3.000%, 12/15/2016	615,000	630,061
3.000%, 12/15/2017	635,000	652,672
Wisconsin Center District, NATL-RE, 0.000%, 12/15/2015	135,000	134,483
Wisconsin Health & Educational Facilities Authority:
2.000%, 8/15/2015	390,000	390,659
2.250%, 5/1/2016	100,000	100,395
2.500%, 10/15/2015	180,000	181,483
3.000%, 8/15/2016	320,000	326,493
3.000%, 8/15/2017	410,000	423,616

3.300%, 10/1/2016	50,000	51,776
5.000%, 9/1/2016	375,000	394,459
5.000%, 8/15/2021, Call 8/15/2018	150,000	166,240
Wisconsin-Dells School District, 1.000%, 10/29/2015	1,750,000	1,751,767

		9,641,687
Wyoming - 0.0%
County of Sweetwater, 4.000%, 6/15/2015	250,000	250,335

Total Municipals (identified cost $751,611,939)		752,269,830

Mutual Funds - 0.3%

New York - 0.3%
Nuveen New York AMT-Free Municipal Income Fund, Preferred Shares, 0.720%, 10/1/2017, Call 6/29/2015 (6) (7) (9) (12)	2,000,000	2,000,480

Total Mutual Funds (identified cost $2,000,000)		2,000,480

Short-Term Investments - 6.4%

Mutual Funds - 4.8%
BMO Tax-Free Money Market Fund, Class I, 0.010% (4)	38,612,700	38,612,700

Short-Term Municipals - 1.6%

Alabama - 0.1%
Limestone County Water & Sewer Authority, 1.000%, 9/1/2015	$400,000	400,488
Colorado - 0.0%
Colorado Educational & Cultural Facilities Authority, 2.000%, 10/1/2015	215,000	216,026
Connecticut - 0.1%
Town of East Haven, 1.250%, 7/31/2015	725,000	725,870
Illinois - 0.1%
Northeastern Illinois University, BAM, 4.000%, 7/1/2015	225,000	225,621
Village of Lyons, AGM, 4.000%, 12/1/2015	300,000	304,503

		530,124
Indiana - 0.1%
County of Lake, 2.000%, 7/15/2015	250,000	250,437
Town of Clarksville BAM, 2.000%, 7/1/2015	295,000	295,360

		545,797
Kentucky - 0.0%
Warren County School District Finance Corp., 2.000%, 8/1/2015	135,000	135,255
Michigan - 0.1%
Michigan Finance Authority, SAW, 2.850%, 8/20/2015	750,000	752,010
New York - 0.3%
City of Yonkers, AGM, 4.000%, 9/1/2015	95,000	95,863
Mattituck-Cutchogue Union Free School District, SAW:
2.000%, 6/15/2015	40,000	40,022
2.000%, 7/15/2015	95,000	95,164
Nassau Health Care Corp., 2.250%, 1/15/2016	2,250,000	2,263,748

		2,494,797
Ohio - 0.3%
City of Harrison, 1.750%, 10/21/2015	1,025,000	1,029,028
Sylvania City School District, BAM, 2.000%, 12/1/2015	1,545,000	1,557,654

		2,586,682
Wisconsin - 0.5%
Shorewood School District, 1.000%, 8/21/2015	4,200,000	4,202,478

Total Short-Term Municipals		12,589,527

Total Short-Term Investments (identified cost $51,199,305)		51,202,227

Total Investments - 100.8% (identified cost $804,811,244)	805,472,537
Other Assets and Liabilities - (0.8)%	(6,273,999)

Total Net Assets - 100.0%	$799,198,538

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 96.2%

Alabama - 0.4%
Alabama Agricultural & Mechanical University, AMBAC, 3.700%, 11/1/2015	$200,000	$200,560
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 10/1/2016	100,000	105,535
County of Jefferson, AGM, 0.367%, 2/1/2042, Call 6/18/2015 (9) (12)	259,832	213,811

		519,906
Alaska - 0.8%
Alaska Housing Finance Corp., NATL-RE:
5.250%, 12/1/2021, Call 12/1/2017	100,000	110,837
5.250%, 12/1/2025, Call 6/1/2015	140,000	140,000
Alaska Industrial Development & Export Authority, 4.000%, 4/1/2017	200,000	211,212
City of Valdez, 5.000%, 1/1/2021	500,000	570,000

		1,032,049
Arizona - 2.0%
Apache County Unified School District No. 20 Ganado, AMBAC, 5.000%, 7/1/2015	50,000	50,189
Arizona Health Facilities Authority:
1.950%, 2/5/2020, Call 8/9/2019 (9)	250,000	256,940
1.950%, 2/5/2020, Call 8/9/2019 (9)	250,000	256,940
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	130,000	139,606
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	27,675
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (6) (7)	185,000	185,257
McAllister Academic Village LLC, 5.750%, 7/1/2016	95,000	100,354
Mohave County Elementary School District No. 16 Mohave Valley, AMBAC, 3.375%, 7/1/2015	100,000	100,031
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (15)	100,000	113,891
Pima County Industrial Development Authority, 3.000%, 7/1/2015	250,000	250,225
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	274,532
Prescott Valley Municipal Property Corp., AMBAC, 3.750%, 1/1/2018, Call 7/1/2015	250,000	250,525
Salt Verde Financial Corp., 5.000%, 12/1/2016	30,000	31,734
Scottsdale Industrial Development Authority, FSA, 1.750%, 9/1/2045, Call 6/2/2015 (9) (12)	575,000	575,000

		2,612,899
Arkansas - 0.7%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	300,000	299,652
City of Hot Springs, 5.000%, 12/1/2020	245,000	279,910
City of Little Rock, 1.800%, 4/1/2030, Call 10/1/2021	150,000	150,057
City of Springdale, 2.600%, 7/1/2027, Call 7/1/2018	95,000	95,094
DeWitt School District No. 1, SAW, 3.000%, 6/1/2017	100,000	103,376

		928,089
California - 8.4%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	566,650
Bay Area Toll Authority, 1.200%, 4/1/2024, Call 10/1/2023 (9)	500,000	510,895
BB&T Municipal Trust, 0.900%, 11/15/2019 (6) (7) (9)	500,000	500,630
California Health Facilities Financing Authority, 5.000%, 11/15/2021, Call 11/15/2015	100,000	101,988
California Health Facilities Financing Authority, NATL-RE:
0.165%, 7/15/2018, Call 6/25/2015 (9) (12)	100,000	96,547
0.210%, 7/1/2022, Call 6/1/2015 (9) (12)	500,000	478,331
California Housing Finance Agency, AGM GO, 0.364%, 2/1/2037, Call 6/4/2015 (9) (12)	10,000	8,941
California Housing Finance Agency, NATL-RE GO, 0.451%, 8/1/2038, Call 6/11/2015 (9) (12) (14)	5,000	4,427
California State Public Works Board:
5.000%, 4/1/2020	320,000	370,186
5.000%, 11/1/2020, Call 11/1/2019	35,000	40,161
5.125%, 10/1/2022, Call 10/1/2019	245,000	281,853
California Statewide Communities Development Authority, 3.500%, 11/1/2018	100,000	101,609
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	206,742

California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	500,000	509,275
California Statewide Communities Development Authority, NATL-RE, 0.473%, 4/1/2028 (9) (12)	75,000	64,199
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	778,680
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 9/1/2016	250,000	260,792
City of Redding, NATL-RE, 0.263%, 7/1/2022 (9) (12)	150,000	138,835
Contra Costa Transportation Authority, 0.491%, 12/15/2015, Call 6/19/2015 (9)	150,000	150,021
County of San Joaquin, 4.000%, 4/1/2019	225,000	242,273
County of Yolo, AGM, 5.000%, 12/1/2015	180,000	184,304
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	534,340
Imperial Unified School District, XLCA, 5.000%, 8/1/2023, Call 6/29/2015	50,000	51,160
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.414%, 7/1/2027 (9) (12)	150,000	142,223
Los Angeles Unified School District, FGIC, 5.000%, 7/1/2025, Call 7/1/2015	265,000	266,018
Lynwood Unified School District, 5.000%, 8/1/2017	500,000	542,985
Mendota Unified School District, 0.000%, 8/1/2018, Call 8/1/2015	350,000	317,292
Northern California Gas Authority No. 1:
0.784%, 7/1/2017 (9)	100,000	99,876
0.814%, 7/1/2019 (9)	1,040,000	1,027,489
Northern California Transmission Agency, NATL-RE:
0.416%, 5/1/2024, Call 6/2/2015 (9) (12)	200,000	190,343
0.416%, 5/1/2024, Call 6/4/2015 (9) (12)	50,000	47,612
Ravenswood City School District, AMBAC, 5.000%, 8/15/2016, Call 6/29/2015	340,000	347,905
State of California:
0.827%, 12/1/2017, Call 6/1/2017 (9)	250,000	252,140
0.957%, 12/3/2018, Call 6/1/2018 (9)	610,000	616,429
1.000%, 5/1/2018, Call 11/1/2017 (9)	180,000	182,381
State of California, NATL-RE, 4.000%, 9/1/2015	35,000	35,332
Stockton Unified School District, AGC, 4.000%, 8/1/2015	50,000	50,295
Stockton Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2017	200,000	217,554
Twin Rivers Unified School District, AGM:
3.200%, 6/1/2020, Call 7/1/2015 (9)	295,000	295,298
3.200%, 6/1/2020, Call 7/1/2015 (9)	245,000	244,995

		11,059,006
Colorado - 3.6%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	185,653
6.000%, 5/1/2019	178,000	199,659
City of Burlington, 3.000%, 11/1/2019	100,000	101,488
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (6) (7)	590,000	590,000
3.000%, 10/1/2017	380,000	395,740
3.000%, 11/15/2017	200,000	209,806
Colorado Health Facilities Authority:
1.875%, 11/6/2019 (9)	400,000	399,912
4.000%, 12/1/2018	250,000	267,492
4.500%, 2/1/2019	250,000	272,415
5.000%, 6/1/2016	100,000	102,092
5.125%, 11/15/2021, Call 11/15/2016 (9)	50,000	52,992
County of Montrose:
4.000%, 12/1/2018	175,000	188,045
4.000%, 12/1/2019	200,000	215,682
Denver Health & Hospital Authority:
5.000%, 12/1/2017, Call 12/1/2016	275,000	291,615
5.000%, 12/1/2020, Call 12/1/2016	250,000	263,685
E-470 Public Highway Authority, 1.280%, 8/31/2017, Call 3/1/2017 (9)	550,000	552,447
E-470 Public Highway Authority, NATL-RE:
4.500%, 9/1/2016	120,000	125,440
5.000%, 9/1/2017, Call 9/1/2016	300,000	315,222

		4,729,385
Connecticut - 0.5%
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	161,146
State of Connecticut:
0.980%, 8/15/2018 (9)	250,000	252,930
1.020%, 5/15/2018 (9)	150,000	151,464
1.020%, 9/15/2019 (9)	115,000	115,626

		681,166

Delaware - 0.1%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	185,000	193,767
Florida - 6.4%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	568,935
5.000%, 4/1/2021	400,000	459,752
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	53,099
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	50,000	52,209
City of Cape Coral, NATL-RE, 5.000%, 7/1/2016	185,000	193,915
City of Gulf Breeze, FGIC, 5.125%, 12/1/2015 (9)	30,000	30,389
City of Margate, AGM, 4.375%, 7/1/2019, Call 7/1/2015	50,000	50,139
City of Miami Gardens, 3.000%, 7/1/2017	250,000	261,152
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	343,725
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	28,721
County of Brevard, AMBAC, 4.000%, 7/1/2017, Call 7/1/2016	250,000	256,437
County of Broward, 5.000%, 10/1/2020	100,000	117,295
County of Broward, AMBAC, 5.000%, 9/1/2020, Call 9/1/2016	100,000	105,420
County of Miami-Dade, AGC, 5.000%, 6/1/2017	50,000	54,220
County of Osceola, AGC, 4.000%, 10/1/2015	65,000	65,772
County of Sarasota, NATL-RE, 5.000%, 10/1/2021, Call 10/1/2015	150,000	152,318
Florida Governmental Utility Authority, 2.000%, 10/1/2015	240,000	241,152
Florida HomeLoan Corp., GNMA/FNMA COLL, 3.100%, 1/1/2017	330,000	342,352
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	95,000	99,381
Florida Municipal Power Agency, AMBAC, 0.193%, 10/1/2027, Call 6/3/2015 (9) (12)	575,000	516,464
Florida Municipal Power Agency, NATL-RE FGIC, 0.175%, 10/1/2027 (9) (12)	25,000	22,500
Highlands County Health Facilities Authority, 6.500%, 11/17/2015 (9)	25,000	25,697
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	200,000	210,824
Hillsborough County School Board, AMBAC, 4.125%, 10/1/2020, Call 4/1/2016	200,000	205,204
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	46,152
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	331,425
5.000%, 5/1/2019	225,000	254,803
Miami-Dade County School Board, AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	110,372
Orange County Health Facilities Authority, 3.000%, 8/1/2017	350,000	365,694
Orange County School Board, AGM FGIC, 5.000%, 8/1/2021, Call 8/1/2016	50,000	52,584
Orlando Community Redevelopment Agency, 4.000%, 9/1/2017	85,000	88,171
Pinellas County Educational Facilities Authority, 5.000%, 10/1/2017	300,000	324,429
Pinellas County Health Facilities Authority, NATL-RE, 0.219%, 11/15/2023, Call 6/1/2015 (9) (12)	200,000	187,966
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (6) (7)	250,000	276,730
St. Lucie County School Board, NATL-RE, 5.000%, 10/1/2020, Call 10/1/2016	70,000	74,337
St. Lucie County School Board, NATL-RE FGIC, 4.300%, 10/1/2019, Call 10/1/2016	250,000	263,172
State of Florida, NATL-RE:
4.000%, 7/1/2015, Call 6/29/2015	100,000	100,310
5.000%, 6/1/2017, Call 6/1/2015	75,000	75,750
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	500,000	531,190
5.000%, 7/1/2020	235,000	262,018
5.000%, 7/1/2020	300,000	339,990
Tampa Bay Water:
5.000%, 10/1/2017	15,000	16,417
5.000%, 10/1/2017	25,000	27,362
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2016	235,000	237,468

		8,423,412
Georgia - 2.8%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	562,270
Burke County Development Authority, AGM, 0.315%, 1/1/2024, Call 6/4/2015 (9) (12)	410,000	387,413
City of Atlanta:
1.624%, 11/1/2018, Call 5/1/2018 (9)	250,000	254,625
6.000%, 11/1/2029, Call 11/1/2019	290,000	347,142
County of DeKalb, 5.000%, 10/1/2020	150,000	174,444
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	483,046

Fulton County Development Authority:
3.000%, 11/1/2015	25,000	25,290
4.000%, 3/15/2016	50,000	51,290
5.000%, 3/15/2016	150,000	155,040
Gainesville & Hall County Development Authority, 5.250%, 11/15/2015	70,000	71,444
Gainesville & Hall County Hospital Authority, 1.050%, 2/18/2020, Call 8/22/2019 (9)	350,000	348,834
Heard County Development Authority, AGM, 0.315%, 1/1/2024, Call 6/4/2015 (9) (12)	25,000	23,243
Main Street Natural Gas, Inc.:
5.000%, 3/15/2016	165,000	170,240
5.250%, 9/15/2018	100,000	110,041
Monroe County Development Authority, AGM, 0.325%, 1/1/2020, Call 6/18/2015 (9) (12)	500,000	471,372

		3,635,734
Idaho - 0.2%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	174,140
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	84,831

		258,971
Illinois - 9.4%
Chicago Board of Education, 4.100%, 3/1/2017, Call 9/1/2016 (9)	1,000,000	1,005,440
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	114,595
City of Chicago, 5.000%, 1/1/2018	50,000	51,446
City of Chicago, AGM, 5.000%, 1/1/2022, Call 7/1/2015	100,000	100,130
City of Chicago, AMBAC, 4.000%, 1/1/2017, Call 7/1/2015	50,000	50,042
City of Chicago, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	175,000	179,888
City of Springfield, 5.000%, 3/1/2016	350,000	361,553
City of Waukegan, 5.000%, 12/30/2020	250,000	280,670
Clyde Park District, AGM, 4.250%, 2/1/2019	500,000	520,330
Cook County Community High School District No. 219 Niles Township, 0.000%, 6/1/2015	95,000	95,000
Cook County High School District No. 209 Proviso Township, AGM, 5.000%, 12/1/2019, Call 12/1/2016 (15)	50,000	53,214
Cook County School District No. 100 South Berwyn, BAM, 2.000%, 12/1/2017	65,000	65,873
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	148,638
0.000%, 12/1/2019	100,000	83,179
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	107,836
County of Cook, 5.000%, 11/15/2020, Call 11/15/2019	250,000	267,237
County of St. Clair, NATL-RE FGIC, 0.000%, 10/1/2016	605,000	595,858
County of Winnebago, NATL-RE, 4.250%, 12/30/2019, Call 12/30/2016	50,000	52,857
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2018	350,000	333,774
Du Page & Will Counties Community School District No. 204 Indian Prairie, 2.000%, 12/30/2019, Call 12/30/2017	575,000	581,940
Illinois Finance Authority:
4.000%, 10/1/2018	275,000	292,982
5.000%, 8/15/2016	195,000	202,607
5.000%, 7/1/2017	250,000	266,505
5.000%, 2/15/2018	40,000	43,501
5.500%, 8/15/2018	100,000	109,328
Illinois Finance Authority, AGM:
0.000%, 1/1/2018	40,000	38,825
0.000%, 1/1/2018	55,000	53,003
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 6/29/2015	200,000	200,564
Kane County Forest Preserve District, CIFG, 0.000%, 12/15/2024, Call 12/15/2016	500,000	336,800
Kendall, Kane & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	53,801
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2016	235,000	230,288
Lake County Forest Preserve District, 0.661%, 12/15/2020 (9)	300,000	296,403
McHenry & Lake Counties Community Consolidated School District No. 15, AGM, 0.000%, 1/1/2018	100,000	95,169
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	30,000	26,500
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro, AGM, 4.100%, 12/1/2016	200,000	204,164
Northern Illinois University, FGIC, 0.000%, 10/1/2015	100,000	99,830
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	432,828
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2016	50,000	52,142
5.000%, 6/1/2018	40,000	44,023
6.250%, 6/1/2024, Call 6/1/2016	200,000	210,590

Rock Island County Public Building Commission, 3.700%, 12/1/2018	275,000	278,008
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	250,000	267,370
State of Illinois:
3.875%, 9/1/2017	100,000	104,295
5.000%, 5/1/2017	250,000	264,183
5.000%, 4/1/2020	100,000	107,803
State of Illinois, AGM, 4.500%, 9/1/2020, Call 9/1/2015	100,000	100,702
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	32,749
Town of Cicero, 5.000%, 1/1/2020	500,000	561,570
Town of Cicero, AGM, 4.000%, 1/1/2017	250,000	262,193
United City of Yorkville, AMBAC, 4.000%, 12/30/2018, Call 12/30/2016	145,000	152,201
Village of Bensenville, CIFG, 5.000%, 4/1/2016	150,000	153,609
Village of Maywood, 4.000%, 1/1/2017	500,000	510,590
Village of Oak Lawn, NATL-RE, 3.850%, 12/1/2017, Call 6/29/2015	480,000	480,787
Wabash General Hospital District, AMBAC, 4.750%, 9/1/2016	450,000	468,922
Wayne County Public School District No. 112 Fairfield, 3.000%, 12/1/2017	205,000	210,656
Will County School District No. 88A Richland, 1.100%, 1/1/2017	60,000	60,141
Winnebago County School District No. 122 Harlem-Loves Park, AGM, 0.000%, 1/1/2017	25,000	24,047

		12,379,179
Indiana - 3.4%
Center Grove Community School Corp., 2.000%, 1/1/2018 (13)	505,000	509,873
City of Whiting, 1.850%, 10/1/2019 (9)	1,000,000	1,003,730
County of Jasper, NATL-RE, 5.600%, 11/1/2016	175,000	185,945
County of Lake:
2.000%, 7/15/2017	245,000	244,493
2.000%, 1/15/2018	520,000	527,181
Griffith Multi-School Building Corp., AGM SAW, 5.000%, 7/15/2019, Call 7/15/2015	100,000	100,522
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	160,415
Hobart Building Corp., 6.000%, 7/15/2015	50,000	50,352
Indiana Finance Authority:
2.200%, 2/1/2016, Call 8/1/2015	200,000	200,436
4.000%, 10/1/2017	250,000	267,750
5.000%, 5/1/2020	100,000	113,214
5.000%, 8/15/2020	250,000	284,387
5.250%, 10/1/2022, Call 10/1/2021	150,000	177,564
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	115,737
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	281,037
Vigo County Building Corp., AMBAC, 4.200%, 7/15/2017, Call 6/29/2015	255,000	255,594

		4,478,230
Iowa - 0.0%
City of Ottumwa, 3.000%, 6/1/2015	35,000	35,000
Kansas - 0.7%
Bourbon County Unified School District No. 234 Fort Scott, 5.000%, 9/1/2020	420,000	482,425
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	89,857
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	225,078
Miami County Unified School District No. 416 Louisburg, NATL-RE, 5.000%, 9/1/2016	120,000	126,582

		923,942
Kentucky - 0.3%
Kentucky Asset Liability Commission, NATL-RE, 0.586%, 11/1/2017 (9)	70,000	69,996
Kentucky Housing Corp., 4.000%, 7/1/2028, Call 1/1/2023	340,000	351,108
Kentucky State Property & Building Commission, 5.375%, 11/1/2023, Call 11/1/2018	25,000	28,191

		449,295
Louisiana - 1.3%
City of Shreveport, NATL-RE, 4.500%, 6/1/2015	250,000	250,000
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	457,444
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	95,000	95,134
Louisiana Local Government Environmental Facilities & Community Development Authority:
0.826%, 8/1/2018, Call 2/1/2018 (9)	450,000	453,735
4.000%, 8/1/2016	180,000	186,791
Louisiana Public Facilities Authority, AMBAC, 0.263%, 9/1/2027, Call 6/9/2015 (9) (12)	50,000	43,838
St. Charles Parish Consolidated Waterworks & Wastewater District No. 1, AMBAC, 5.000%, 7/1/2025, Call 7/1/2017	100,000	108,767
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	128,015

		1,723,724

Maine - 0.2%
City of Portland:
4.000%, 7/1/2019	130,000	141,730
4.000%, 7/1/2020	110,000	119,959

		261,689
Maryland - 0.3%
City of Baltimore, 0.120%, 7/1/2037, Call 6/3/2015 (9) (12)	25,000	21,010
City of Baltimore, NATL-RE, 0.215%, 7/1/2020 (9) (12)	50,000	47,908
Howard County Housing Commission, 1.350%, 7/1/2018, Call 1/1/2018 (9)	150,000	149,865
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	150,000	159,210
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	65,000	67,713

		445,706
Massachusetts - 0.2%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.120%, 12/1/2030, Call 6/4/2015 (9) (12)	100,000	93,322
Massachusetts Health & Educational Facilities Authority, 3.250%, 7/1/2016	100,000	101,928
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.123%, 7/1/2018, Call 6/2/2015 (9) (12)	125,000	119,828

		315,078
Michigan - 4.7%
Charter Township of Canton, AGM, 5.000%, 4/1/2020, Call 4/1/2017	200,000	214,262
City of Ann Arbor, AMBAC, 4.500%, 3/1/2020, Call 3/1/2016	400,000	411,992
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	25,000	24,983
City of Detroit Sewage Disposal System Revenue, AGM, 3.650%, 7/1/2015, Call 6/29/2015	100,000	100,219
City of Detroit Sewage Disposal System Revenue, NATL-RE, 5.500%, 7/1/2015	170,000	170,653
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2020, Call 7/1/2016	25,000	25,937
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	106,025
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	200,000	221,518
City of Grand Haven, NATL-RE, 5.500%, 7/1/2016	100,000	105,256
City of Port Huron, AMBAC, 4.250%, 10/1/2016	100,000	102,945
County of Allegan, 3.000%, 5/1/2018	150,000	156,952
County of Ottawa, 2.250%, 8/1/2015	60,000	60,208
Dexter Community Schools, NATL-RE Q-SBLF, 5.100%, 5/1/2018	225,000	245,171
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017, Call 6/29/2015	40,000	40,083
Grand Rapids & Kent County Joint Building Authority, 0.000%, 12/1/2015	25,000	24,970
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	679,288
Jackson County Hospital Finance Authority, AGM, 4.000%, 6/1/2016	25,000	25,768
Kalamazoo Hospital Finance Authority, 4.000%, 5/15/2016	55,000	56,854
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	172,221
Marquette Board of Light & Power, 4.000%, 7/1/2015	30,000	30,090
Michigan Finance Authority, 5.000%, 7/1/2016	725,000	752,891
Michigan Municipal Bond Authority, 5.000%, 10/1/2015, Call 6/29/2015	20,000	20,071
Michigan State Building Authority, AGC FGIC, 0.000%, 10/15/2021, Call 10/15/2016	250,000	192,622
Michigan State Hospital Finance Authority:
5.000%, 11/15/2018, Call 11/15/2016	200,000	211,876
5.000%, 11/15/2020, Call 11/15/2019	520,000	588,708
Michigan State Housing Development Authority, 4.600%, 12/1/2026, Call 6/1/2021	40,000	42,117
Montrose Community Schools, NATL-RE Q-SBLF, 6.200%, 5/1/2017	385,000	392,977
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	218,978
Romulus Community Schools, AGM:
3.000%, 11/1/2016	110,000	112,497
4.000%, 11/1/2017	100,000	106,265
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	346,650
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 6/29/2015	270,000	270,451

		6,231,498
Minnesota - 0.9%
City of Minneapolis, 3.000%, 7/15/2015, Call 6/19/2015	300,000	300,006
City of Minneapolis/ St. Paul Housing & Redevelopment Authority, AMBAC, 0.165%, 11/15/2017, Call 6/30/2015 (9) (12)	100,000	97,780
City of Norwood Young America, 1.500%, 8/1/2016, Call 2/1/2016	500,000	499,770
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	175,000	181,863
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	54,663

		1,134,082

Mississippi - 1.4%
City of D’Iberville, 2.125%, 4/1/2017	190,000	192,132
Jackson Public School District, AGM, 5.000%, 10/1/2020, Call 6/29/2015	50,000	50,144
Lee County School District, 3.000%, 9/1/2015	40,000	40,266
Mississippi Business Finance Corp., 1.040%, 12/1/2036, Call 6/1/2015 (9)	500,000	500,000
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	174,332
Mississippi Development Bank, AGC, 4.000%, 7/1/2017	480,000	498,149
Mississippi Development Bank, AMBAC, 4.375%, 8/1/2021, Call 8/1/2016	50,000	50,731
State of Mississippi, 0.630%, 9/1/2017, Call 3/1/2017 (9)	320,000	320,346

		1,826,100
Missouri - 2.4%
Chesterfield Valley Transportation Development District, 3.250%, 5/15/2028, Call 5/15/2023	250,000	242,265
Health & Educational Facilities Authority of the State of Missouri:
3.750%, 2/1/2017	45,000	47,087
4.000%, 2/1/2018	255,000	272,809
5.000%, 2/1/2024, Call 2/1/2021	250,000	280,408
Health & Educational Facilities Authority of the State of Missouri, AMBAC, 0.315%, 6/1/2020, Call 6/1/2015 (9) (12)	50,000	47,632
Missouri Housing Development Commission, GNMA/FNMA, 4.700%, 3/1/2035, Call 9/1/2019	360,000	380,891
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.175%, 12/1/2022, Call 6/1/2015 (9) (12)	805,000	754,002
St. Joseph Industrial Development Authority, AMBAC, 0.193%, 12/10/2026, Call 6/11/2015 (9) (12)	125,000	113,793
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	600,000	604,362
St. Louis Municipal Finance Corp., AMBAC, 5.000%, 2/15/2019, Call 2/15/2017	450,000	464,332

		3,207,581
Nebraska - 0.2%
Central Plains Energy Project, 0.675%, 12/1/2017 (9)	310,000	304,048
Nevada - 1.1%
Clark County School District, NATL-RE FGIC:
5.000%, 6/15/2021, Call 6/15/2017	100,000	110,560
5.000%, 6/15/2023, Call 6/15/2017	175,000	193,441
County of Clark, 5.000%, 7/1/2015	50,000	50,195
County of Clark, AMBAC, 4.125%, 11/1/2020, Call 11/1/2015	75,000	76,103
Las Vegas Valley Water District, 0.250%, 6/1/2036, Call 6/1/2015 (9)	1,000,000	1,000,000

		1,430,299
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act, 5.250%, 10/1/2023, Call 10/1/2017	250,000	272,928
New Jersey - 3.8%
New Jersey Economic Development Authority:
1.800%, 2/1/2016, Call 8/1/2015 (9)	850,000	851,351
2.026%, 2/1/2018, Call 8/1/2017 (9)	250,000	256,053
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	22,490
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2016	15,000	15,746
5.125%, 7/1/2019, Call 7/1/2018	130,000	144,162
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	475,000	513,432
5.000%, 12/1/2017	370,000	404,643
5.000%, 6/1/2018	100,000	109,257
New Jersey Housing & Mortgage Finance Agency, 4.350%, 10/1/2017, Call 6/15/2015	200,000	200,134
New Jersey State Turnpike Authority, NATL-RE:
0.175%, 1/1/2030, Call 6/5/2015 (9) (12)	25,000	22,811
0.193%, 1/1/2030, Call 6/4/2015 (9) (12)	500,000	456,217
0.193%, 1/1/2030, Call 6/2/2015 (9) (12)	25,000	22,811
0.315%, 1/1/2030, Call 6/4/2015 (9) (12)	100,000	91,243
0.315%, 1/1/2030, Call 6/2/2015 (9) (12)	25,000	22,811
New Jersey Transportation Trust Fund Authority:
1.100%, 12/15/2019, Call 6/15/2019 (9)	475,000	462,712
4.000%, 12/15/2019	75,000	78,124
5.000%, 6/15/2019	150,000	161,789

New Jersey Transportation Trust Fund Authority, AGM-CR, 5.250%, 12/15/2019	250,000	277,365
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	300,000	323,721
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	151,209
5.500%, 12/15/2020	10,000	11,163
Township of Lopatcong, NATL-RE, 4.000%, 9/1/2018, Call 9/1/2017	30,000	32,069
Township of Lyndhurst, XLCA, 3.550%, 10/1/2016	90,000	92,958
West Orange School District, NATL-RE, 5.000%, 10/1/2017, Call 10/1/2016	200,000	209,024

		4,933,295
New Mexico - 1.8%
City of Farmington, 1.875%, 4/1/2020 (9)	1,000,000	991,980
County of Bernalillo, 5.750%, 10/1/2017	300,000	321,726
New Mexico Educational Assistance Foundation, 0.962%, 12/1/2020 (9)	350,000	350,676
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	40,000	40,906
New Mexico Municipal Energy Acquisition Authority, 0.871%, 8/1/2019, Call 2/1/2019 (9)	650,000	648,329

		2,353,617
New York - 8.9%
City of Buffalo, AGM SAW, 2.375%, 11/15/2017	100,000	103,764
City of New York, AGM, 0.170%, 11/1/2026 (9)	595,000	595,000
City of Yonkers, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	100,000	100,677
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	460,220
Long Island Power Authority, 0.776%, 11/1/2018, Call 5/1/2018 (9)	1,000,000	997,670
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2017	150,000	161,537
Mamaroneck Union Free School District, SAW, 3.000%, 7/15/2015	90,000	90,302
Metropolitan Transportation Authority, 5.000%, 11/15/2021, Call 11/15/2016	150,000	159,762
Metropolitan Transportation Authority, AGM:
0.371%, 11/1/2022, Call 6/11/2015 (9) (12)	525,000	506,557
0.373%, 11/1/2022, Call 6/3/2015 (9) (12)	950,000	916,611
0.724%, 5/15/2018, Call 11/15/2017 (9)	250,000	249,260
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC:
0.504%, 1/1/2030, Call 6/19/2015 (9) (12)	125,000	117,019
0.508%, 1/1/2030, Call 6/2/2015 (9) (12)	625,000	585,137
0.508%, 1/1/2030, Call 6/29/2015 (9) (12)	600,000	564,301
0.512%, 1/1/2030, Call 6/3/2015 (9) (12)	125,000	117,495
New York City Transitional Finance Authority, 0.230%, 11/1/2022 (9)	1,000,000	1,000,000
New York Local Government Assistance Corp., AGM:
0.105%, 4/1/2017, Call 6/3/2015 (9) (12)	225,000	220,017
0.105%, 4/1/2017, Call 6/3/2015 (9) (12)	25,000	24,394
0.120%, 4/1/2017, Call 6/4/2015 (9) (12)	75,000	73,156
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	689,568
New York State Dormitory Authority, 5.250%, 2/15/2024, Call 2/15/2019	400,000	457,200
New York State Dormitory Authority, NATL-RE, 0.160%, 7/1/2029, Call 6/1/2015 (9) (12)	675,000	614,930
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (9)	350,000	349,185
New York State Energy Research & Development Authority, NATL-RE, 0.193%, 12/1/2020, Call 6/2/2015 (9) (12)	1,000,000	928,801
New York State Housing Finance Agency, FNMA/FHLMC COLL, 0.900%, 11/1/2017	705,000	706,177
Niagara Falls City School District, AGM, 4.100%, 6/15/2017, Call 6/15/2015	200,000	200,268
Peru Central School District, NATL-RE, 4.125%, 6/15/2019, Call 6/15/2015	50,000	50,067
State of New York, AGM, 0.120%, 3/15/2021, Call 6/4/2015 (9) (12)	25,000	24,070
State of New York, NATL-RE FGIC:
0.120%, 2/15/2022, Call 6/4/2015 (9) (12)	630,000	605,417
0.120%, 2/13/2032, Call 6/4/2015 (9) (12)	70,000	65,160

		11,733,722
North Carolina - 1.7%
County of Halifax, NATL-RE, 4.125%, 6/1/2019, Call 6/1/2016	165,000	169,956
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	180,000	196,709
North Carolina Eastern Municipal Power Agency, AMBAC, 4.000%, 1/1/2016	15,000	15,316
North Carolina Eastern Municipal Power Agency, FGIC, 0.172%, 1/1/2025 (9) (12)	600,000	446,039
State of North Carolina, State Appropriation, 5.000%, 5/1/2019, Call 5/1/2018	700,000	779,919
University of North Carolina at Chapel Hill:
0.571%, 12/1/2015, Call 6/19/2015 (9)	75,000	74,980
0.871%, 12/1/2017, Call 6/1/2017 (9)	525,000	529,741

		2,212,660

North Dakota - 1.5%
City of Williston, 5.000%, 5/1/2020	240,000	279,252
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	475,000	480,624
3.750%, 7/1/2034, Call 7/1/2022	285,000	291,042
3.750%, 7/1/2042, Call 7/1/2022	200,000	208,672
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 6/15/2015	670,000	673,564

		1,933,154
Ohio - 1.2%
Bucyrus City School District, School District Credit Program, 0.000%, 12/1/2017	155,000	149,587
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	54,657
City of Harrison:
2.000%, 10/1/2018	245,000	240,156
4.000%, 11/1/2016	50,000	52,298
City of Marysville, XLCA:
5.250%, 12/1/2021, Call 12/1/2016	105,000	112,286
5.250%, 12/1/2021, Call 12/1/2016	45,000	47,879
Lancaster Port Authority, 0.741%, 8/1/2019, Call 2/1/2019 (9)	145,000	144,841
New Lexington City School District, BAM, 1.200%, 12/1/2017	110,000	108,947
Ohio Housing Finance Agency, GNMA/FNMA COLL, 4.000%, 5/1/2022, Call 5/1/2021	130,000	138,661
Pickerington Local School District, NATL-RE, 4.300%, 12/1/2024, Call 12/1/2016	35,000	36,469
University of Toledo, 5.000%, 6/1/2020	375,000	427,837

		1,513,618
Oklahoma - 0.3%
Enid Municipal Authority, AMBAC, 0.000%, 2/1/2016	175,000	167,732
Oklahoma Municipal Power Authority, 0.900%, 8/1/2018, Call 2/1/2018 (9)	170,000	170,306

		338,038
Oregon - 0.1%
Port of Morrow, 2.000%, 6/1/2016	100,000	101,286
Pennsylvania - 6.8%
Allegheny County Hospital Development Authority:
0.906%, 2/1/2021, Call 8/1/2015 (9)	155,000	154,081
5.375%, 8/15/2029, Call 8/15/2019	225,000	254,855
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	54,655
Berks County Municipal Authority, 1.600%, 7/1/2022, Call 7/1/2017 (9)	350,000	357,490
City of Philadelphia, 5.250%, 8/1/2018	100,000	111,467
City of Philadelphia, AGC, 5.125%, 8/1/2025, Call 8/1/2019	100,000	112,884
City of Philadelphia, AMBAC:
5.000%, 10/1/2017	250,000	270,357
5.000%, 10/1/2023, Call 10/1/2017	100,000	107,522
Commonwealth of Pennsylvania:
5.000%, 4/15/2020, Call 4/15/2019	600,000	681,258
5.000%, 3/15/2022	275,000	319,129
Cumberland County Municipal Authority, 5.000%, 1/1/2017	70,000	72,052
Delaware County Vocational & Technical School Authority, BAM:
1.200%, 11/1/2016	140,000	141,257
3.000%, 11/1/2018	120,000	123,416
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	130,000	145,096
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	231,280
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	309,080
Monroe County Hospital Authority, 5.000%, 1/1/2017	175,000	182,151
North Penn Water Authority, 0.621%, 11/1/2019, Call 5/1/2019 (9)	800,000	795,208
Northampton County General Purpose Authority, 1.500%, 8/15/2020, Call 2/15/2020 (9)	150,000	150,447
Pennsylvania Economic Development Financing Authority, 5.000%, 3/1/2020	200,000	224,996
Pennsylvania Turnpike Commission:
0.780%, 12/1/2018, Call 6/1/2018 (9)	90,000	90,495
0.980%, 12/1/2020, Call 6/1/2020 (9)	325,000	322,618
1.080%, 12/1/2021, Call 6/1/2021 (9)	80,000	79,420
1.250%, 12/1/2019, Call 6/1/2019 (9)	600,000	607,590
Pennsylvania Turnpike Commission, AMBAC, 5.000%, 12/1/2024, Call 6/1/2016	250,000	261,607
Pittsburgh Public Parking Authority, NATL-RE:
0.000%, 12/1/2017	50,000	46,353
5.000%, 12/1/2020, Call 12/1/2015	575,000	587,270
School District of Philadelphia, 5.000%, 9/1/2018	65,000	72,264

Scranton School District, SAW, 1.123%, 4/2/2018, Call 10/2/2017 (9)	1,000,000	1,000,250
State Public School Building Authority, AGM, 5.000%, 6/1/2019, Call 12/1/2016	100,000	106,567
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	179,274
State Public School Building Authority, SAW, 0.921%, 9/1/2018, Call 3/1/2018 (9)	750,000	742,717

		8,895,106
Puerto Rico - 0.2%
Commonwealth of Puerto Rico, AGC, 5.000%, 7/1/2015	15,000	15,037
Commonwealth of Puerto Rico, NATL-RE:
0.000%, 7/1/2016	120,000	115,180
5.500%, 7/1/2015	15,000	15,043
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 5.000%, 7/1/2018	75,000	80,240

		225,500
Rhode Island - 0.8%
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	1,000,000	994,140
South Carolina - 0.1%
South Carolina Jobs-Economic Development Authority, 4.000%, 7/1/2017	100,000	104,248
South Carolina State Public Service Authority, NATL-RE, 5.000%, 1/1/2021, Call 1/1/2016	80,000	82,183

		186,431
Tennessee - 0.7%
Clarksville Natural Gas Acquisition Corp.:
5.000%, 12/15/2015	80,000	81,741
5.000%, 12/15/2019	125,000	139,279
Knox County Health Educational & Housing Facility Board, NATL-RE, 0.220%, 1/1/2023, Call 6/4/2015 (9) (12)	50,000	45,940
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 5.000%, 7/1/2018	220,000	242,095
Public Building Authority of Sevier County, AMBAC, 0.193%, 6/1/2018 (9) (12)	250,000	244,795
Tennessee Energy Acquisition Corp.:
5.000%, 9/1/2016	95,000	99,577
5.250%, 9/1/2020	10,000	11,375
5.250%, 9/1/2021	55,000	62,939

		927,741
Texas - 7.6%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (9)	500,000	499,770
Cinco Southwest Municipal Utility District No. 1, BAM, 2.000%, 12/1/2017	310,000	314,163
City of Austin, 4.000%, 11/15/2016	200,000	209,682
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	56,277
City of Mission, BAM, 3.000%, 2/15/2017	125,000	129,634
City of The Colony, 6.000%, 2/15/2019	795,000	926,398
Clifton Higher Education Finance Corp.:
1.950%, 12/1/2015	185,000	185,910
5.000%, 8/15/2017	225,000	239,702
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	274,807
Harris County Cultural Education Facilities Finance Corp., 0.930%, 6/1/2021 (9)	350,000	352,135
Harris County Municipal Utility District No. 156, AGM, 4.750%, 9/1/2016	100,000	104,472
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2015	70,000	69,872
Houston Higher Education Finance Corp., 0.500%, 11/16/2016, Call 5/15/2016 (9)	75,000	74,955
Midland Independent School District, PSF, 5.000%, 2/15/2032, Call 2/15/2016	200,000	205,878
Montgomery County Municipal Utility District No. 83, 2.000%, 9/1/2015	100,000	100,297
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2016	175,000	177,837
New Hope Cultural Education Facilities Corp., 4.000%, 4/1/2018	225,000	239,031
New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2020	250,000	268,953
North Texas Higher Education Authority, Inc., 1.174%, 7/1/2030 (9)	185,000	186,134
North Texas Tollway Authority:
0.770%, 1/1/2020, Call 7/1/2019 (9)	350,000	350,038
0.900%, 1/1/2019, Call 7/1/2018 (9)	250,000	250,000
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2015 (9)	750,000	751,800
Nueces River Authority, AGM, 5.250%, 7/15/2018, Call 7/15/2015	45,000	45,252
Panhandle-Plains Higher Education Authority, Inc.:
1.074%, 10/1/2020, Call 6/1/2015 (9)	265,000	266,452
1.524%, 4/1/2035, Call 6/1/2015 (9)	250,000	253,550
Port of Port Arthur Navigation District, 0.360%, 12/1/2039, Call 6/1/2015 (9)	1,000,000	1,000,000

Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	700,000	715,267
5.000%, 2/15/2022, Call 2/15/2017	90,000	96,305
Tarrant County Cultural Education Facilities Finance Corp., NATL-RE, 5.000%, 2/15/2021, Call 2/15/2017	180,000	192,674
Texas Municipal Gas Acquisition & Supply Corp., 5.625%, 12/15/2017	735,000	786,178
Texas Municipal Gas Acquisition & Supply Corp. I, 0.731%, 12/15/2017, Call 6/1/2015 (9)	25,000	24,942
Texas Municipal Gas Acquisition & Supply Corp. II, 0.881%, 9/15/2017 (9)	620,000	620,564

		9,968,929
Utah - 0.6%
Salt Lake City Corp., AMBAC, 0.111%, 5/15/2020, Call 6/1/2015 (9) (12)	800,000	759,768
Vermont - 0.3%
City of Burlington, AGM:
5.000%, 7/1/2018	250,000	273,372
5.000%, 7/1/2019	100,000	111,192

		384,564
Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, 2.250%, 10/1/2017	155,000	155,882
Virginia - 1.5%
County of Chesterfield, 5.000%, 1/1/2017, Call 6/29/2015	400,000	401,384
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	130,000	130,212
Henrico County Economic Development Authority, 4.000%, 11/1/2016	100,000	104,236
Henrico County Economic Development Authority, AGM, 0.327%, 8/23/2027, Call 6/1/2015 (9) (12)	1,400,000	1,289,985

		1,925,817
Washington - 1.1%
City of Tacoma, 5.750%, 12/1/2017	100,000	110,005
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	408,525
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	285,000	285,658
NJB Properties, County Guarantee, 5.000%, 12/1/2021, Call 12/1/2016	100,000	106,832
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (6) (7)	125,000	115,681
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	368,627

		1,395,328
Wisconsin - 4.5%
Arcadia School District, 3.000%, 3/15/2019, Call 3/15/2017	700,000	723,667
City of Menasha:
4.300%, 9/1/2015	200,000	201,754
4.400%, 9/1/2017, Call 9/1/2015	500,000	504,105
City of Two Rivers, 3.500%, 4/1/2017	250,000	259,300
County of Juneau, AMBAC, 4.200%, 2/15/2020, Call 2/15/2016	275,000	281,023
State of Wisconsin:
5.000%, 9/1/2020	175,000	202,711
5.000%, 3/1/2021	300,000	348,249
Town of Somers, 4.125%, 8/1/2019, Call 8/1/2017	375,000	392,494
Wisconsin Health & Educational Facilities Authority:
2.750%, 5/1/2017	130,000	131,353
3.000%, 8/15/2019	105,000	111,298
3.250%, 5/1/2018	200,000	203,168
4.000%, 8/15/2016	750,000	773,655
4.000%, 3/1/2017	150,000	157,467
4.000%, 8/15/2018	300,000	319,656
5.000%, 3/1/2020	200,000	225,092
5.000%, 8/15/2020	260,000	301,678
5.250%, 8/15/2017, Call 8/15/2016	65,000	68,431
5.500%, 12/15/2020, Call 12/15/2019	80,000	93,247
Wisconsin Health & Educational Facilities Authority, NATL-RE, 0.072%, 6/1/2019, Call 6/1/2015 (9) (12)	350,000	336,706
Wisconsin Housing & Economic Development Authority, 3.625%, 12/1/2019, Call 6/1/2016 (9)	240,000	243,878

		5,878,932

Total Municipals (identified cost $125,615,034)		126,310,291

Mutual Funds - 0.6%
BMO Ultra Short Tax-Free Fund, 0.565% (4)	84,311	849,852

Total Mutual Funds (identified cost $850,695)		849,852

Short-Term Investments - 2.3%

Mutual Funds - 2.1%
BMO Tax-Free Money Market Fund, Class I, 0.010% (4)	2,755,080	2,755,080

Short-Term Municipals - 0.2%

Michigan - 0.2%
Michigan Finance Authority, SAW, 2.850%, 8/20/2015	$250,000	250,670

Total Short-Term Investments (identified cost $3,005,080)		3,005,750

Total Investments - 99.1% (identified cost $129,470,809)		130,165,893
Other Assets and Liabilities - 0.9%		1,174,207

Total Net Assets - 100.0%		$131,340,100

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 18.1%

Automobiles - 7.1%
AmeriCredit Auto Receivables Trust:
Class B, (Series 2012-3), 1.590%, 7/10/2017	$1,332,331	$1,334,730
Class C, (Series 2012-1), 2.670%, 1/8/2018	1,899,354	1,912,144
Class C, (Series 2012-4), 1.930%, 8/8/2018	2,000,000	2,013,622
Capital Auto Receivables Asset Trust, Class A2, (Series 2013-4), 0.850%, 2/21/2017	1,000,000	1,000,657
CPS Auto Receivables Trust:
Class A, (Series 2012-A), 2.780%, 6/17/2019 (6) (7)	296,567	299,498
Class A, (Series 2012-D), 1.480%, 3/16/2020 (6) (7)	305,272	305,517
Class A, (Series 2013-A), 1.310%, 6/15/2020 (6) (7)	850,476	845,221
DT Auto Owner Trust, Class A, (Series 2014-1A), 0.660%, 7/17/2017 (6) (7)	51,416	51,413
Ford Credit Auto Lease Trust, Class A3, (Series 2014-B), 0.890%, 9/15/2017	1,420,000	1,421,988
GM Financial Leasing Trust, Class A3, (Series 2014-1A), 1.010%, 5/22/2017 (6) (7)	2,000,000	2,002,828
Harley-Davidson Motorcycle Trust, Class A3, (Series 2015-2), 1.300%, 3/16/2020	1,000,000	999,900
Mercedes Benz Auto Lease Trust, Class A4, (Series 2013-B), 0.760%, 7/15/2019	635,000	635,298
Santander Drive Auto Receivables Trust, Class B, (Series 2013-1), 1.160%, 1/15/2019	1,087,000	1,088,495
Toyota Auto Receivables Owner Trust, Class A4, (Series 2012-A), 0.990%, 8/15/2017	375,301	375,720
Volkswagen Auto Lease Trust, Class A3, (Series 2015-A), 1.250%, 12/20/2017	500,000	501,230
Volkswagen Auto Loan Enhanced Trust, Class A3, (Series 2014-1), 0.910%, 10/22/2018	2,000,000	2,003,202

		16,791,463
Credit Cards - 0.7%
Capital One Multi-Asset Execution Trust, Class A3, (Series 2013-A3), 0.960%, 9/16/2019	1,600,000	1,603,090
Other Financial - 10.3%
Ally Master Owner Trust, Class A2, (Series 2014-4), 1.430%, 6/17/2019	2,000,000	2,009,266
American Homes 4 Rent, Class A, (Series 2014-SFR1), 1.250%, 6/17/2031 (6) (7) (9)	983,636	982,709
Colony American Homes, Class A, (Series 2014-2A), 1.133%, 7/17/2031 (6) (7) (9)	1,985,759	1,975,657
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	1,477,168	1,476,965
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.425%, 4/25/2037 (6) (7) (9)	522,713	313,849
Dell Equipment Finance Trust, Class A3, (Series 2015-1), 1.300%, 3/23/2020 (6) (7)	1,000,000	1,000,074
GE Equipment Transportation LLC, Class A4, (Series 2013-1), 0.900%, 3/24/2021	2,415,000	2,416,567
GMF Floorplan Owner Revolving Trust, Class A1, (Series 2015-1), 1.650%, 5/15/2020 (6) (7)	1,000,000	1,001,579
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (6) (7)	1,585,519	1,576,059
Invitation Homes Trust, Class A, (Series 2014-SFR1), 1.183%, 6/17/2031 (6) (7) (9)	2,000,000	1,997,664
Kubota Credit Owner Trust:
Class A3, (Series 2014-1A), 1.160%, 5/15/2018 (6) (7)	1,250,000	1,252,669
Class A3, (Series 2015-1A), 1.540%, 3/15/2019 (6) (7)	1,250,000	1,253,496
NYCTL Trust, Class A, (Series 2014-A), 1.030%, 11/10/2027 (6) (7)	717,037	716,177
Silver Bay Realty Trust, Class A, (Series 2014-1), 1.183%, 9/17/2031 (6) (7) (9)	1,984,627	1,969,385
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.856%, 10/25/2023 (6) (7) (9)	1,679,784	1,685,873
Westgate Resorts LLC, Class B, (Series 2014-1A), 3.250%, 12/20/2026 (6) (7)	2,537,164	2,540,627

		24,168,616

Total Asset-Backed Securities (identified cost $42,808,224)		42,563,169

Collateralized Mortgage Obligations - 5.2%

Federal Home Loan Mortgage Corporation - 1.7%
2.000%, 1/15/2023, (Series 4315)	1,567,024	1,595,750
2.757%, 5/25/2020, (Series K009)	979,726	1,010,108
3.000%, 12/15/2041, (Series 4293)	1,379,045	1,414,580

		4,020,438
Federal National Mortgage Association - 0.5%
1.500%, 5/25/2043, (Series 2013-60)	1,256,996	1,231,510

Government National Mortgage Association - 1.2%
1.800%, 7/16/2037, (Series 2013-179)	1,428,648	1,424,211
2.205%, 1/16/2044, (Series 2014-61)	1,384,845	1,395,323

		2,819,534
Private Sponsor - 1.8%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 5.284%, 5/20/2036 (9)	380,150	357,604
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	633,668	656,922
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	379,621	398,273
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	301,791	272,121
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.587%, 10/25/2035 (9)	54,127	54,015
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	295,890	289,782
Class 3A1, (Series 2007-A2), 2.501%, 4/25/2037 (9)	29,331	25,448
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.474%, 11/25/2034 (9)	758,810	777,598
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (6) (7) (9)	360,945	362,813
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 2.732%, 5/25/2036 (9)	301,356	288,284
Class 2A4, (Series 2006-AR8), 2.623%, 4/25/2036 (9)	104,023	101,734
Class A1, (Series 2006-AR19), 5.568%, 12/25/2036 (9)	531,620	516,667

		4,101,261

Total Collateralized Mortgage Obligations (identified cost $12,131,020)		12,172,743

Commercial Mortgage Securities - 5.0%

Private Sponsor - 5.0%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,100,000	1,113,703
Bear Stearns Commercial Mortgage Securities Trust:
Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	101,778	101,690
Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	710,276	714,076
Citigroup Commercial Mortgage Trust, Class A3, (Series 2006-C4), 5.776%, 3/15/2049 (9)	1,757,150	1,805,449
JP Morgan Chase Commercial Mortgage Securities Trust, Class AM, (Series 2005-LDP5), 5.278%, 12/15/2044 (9)	1,650,000	1,678,771
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	38,509	38,495
Merrill Lynch Mortgage Trust, Class A6, (Series 2005-CKI1), 5.275%, 11/12/2037 (9)	951,710	955,927
Morgan Stanley Capital I Trust:
Class A2, (Series 2011-C1), 3.884%, 9/15/2047 (6) (7)	1,000,000	1,011,809
Class A4, (Series 2007-IQ15), 5.907%, 6/11/2049 (9)	1,433,000	1,543,691
NCUA Guaranteed Notes Trust, Class APT, (Series 2010-C1), 2.650%, 10/29/2020	1,328,398	1,358,874
Wells Fargo Commercial Mortgage Trust, Class A1, (Series 2014-LC16), 1.294%, 8/15/2050	1,551,678	1,552,159

Total Commercial Mortgage Securities (identified cost $12,375,470)		11,874,644

Corporate Bonds & Notes - 47.6%

Advertising - 0.7%
Omnicom Group, Inc., 5.900%, 4/15/2016	1,550,000	1,617,257
Auto Manufacturers - 3.0%
American Honda Finance Corp., 1.500%, 3/13/2018 (1)	2,000,000	2,009,434
Ford Motor Credit Co. LLC:
3.984%, 6/15/2016	1,000,000	1,027,963
4.207%, 4/15/2016	1,000,000	1,026,741
General Motors Financial Co., Inc.:
3.000%, 9/25/2017 (1)	500,000	511,251
4.750%, 8/15/2017	500,000	528,846
Toyota Motor Credit Corp., 1.450%, 1/12/2018	865,000	870,377
Volkswagen Group of America Finance LLC, 1.250%, 5/23/2017 (1) (6) (7)	1,000,000	1,002,565

		6,977,177
Banks - 19.0%
ANZ New Zealand Int’l, Ltd./London, 1.750%, 3/29/2018 (6) (7)	1,000,000	1,004,197
Bank of America Corp.:
1.500%, 10/9/2015	750,000	752,079
2.000%, 1/11/2018 (1)	1,000,000	1,007,683

Bank of New York Mellon Corp.:
2.100%, 1/15/2019	1,000,000	1,006,172
2.300%, 9/11/2019 (1)	1,250,000	1,267,800
Bank of Nova Scotia, 1.300%, 7/21/2017 (1)	750,000	752,945
BB&T Corp., 3.200%, 3/15/2016	620,000	631,182
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	2,000,000	2,025,908
Branch Banking & Trust Co., 2.300%, 10/15/2018	1,000,000	1,024,012
Capital One Financial Corp., 2.450%, 4/24/2019 (1)	300,000	303,117
Capital One NA, 1.500%, 3/22/2018	1,250,000	1,240,224
Citigroup, Inc.:
1.550%, 8/14/2017 (1)	1,250,000	1,250,311
1.700%, 4/27/2018 (1)	1,300,000	1,294,254
Credit Suisse, 1.375%, 5/26/2017 (1)	1,000,000	1,001,010
Deutsche Bank AG/London, 1.400%, 2/13/2017	2,000,000	2,001,888
Goldman Sachs Group, Inc.:
2.375%, 1/22/2018	1,000,000	1,015,581
3.625%, 2/7/2016	1,000,000	1,018,893
HSBC USA, Inc., 1.700%, 3/5/2018 (1)	1,100,000	1,103,032
Huntington National Bank:
1.300%, 11/20/2016	1,000,000	994,111
1.375%, 4/24/2017	1,000,000	991,961
Intesa Sanpaolo SpA, 3.125%, 1/15/2016 (1)	1,840,000	1,862,284
JPMorgan Chase & Co., 2.000%, 8/15/2017	1,000,000	1,012,878
KeyBank NA, 1.700%, 6/1/2018 (13)	2,000,000	2,001,334
Macquarie Bank, Ltd., 1.600%, 10/27/2017 (6) (7)	1,000,000	1,000,688
Morgan Stanley, 3.800%, 4/29/2016	500,000	513,645
Nordea Bank AB, 3.125%, 3/20/2017 (6) (7)	1,740,000	1,800,522
PNC Bank NA:
1.125%, 1/27/2017	1,000,000	1,001,737
1.600%, 6/1/2018 (13)	1,500,000	1,498,995
Royal Bank of Canada, 1.450%, 9/9/2016	2,300,000	2,321,036
Royal Bank of Scotland PLC, 1.875%, 3/31/2017	2,000,000	2,000,048
SunTrust Banks, Inc., 3.600%, 4/15/2016	1,200,000	1,224,930
Svenska Handelsbanken AB, 1.625%, 3/21/2018	1,900,000	1,904,288
Toronto-Dominion Bank, 1.500%, 9/9/2016	1,500,000	1,512,921
U.S. Bancorp, 1.650%, 5/15/2017 (1)	1,500,000	1,519,017
Westpac Banking Corp., 1.050%, 11/25/2016	2,000,000	2,007,238

		44,867,921
Beverages - 0.6%
Coca-Cola Co., 1.150%, 4/1/2018	1,500,000	1,495,962
Biotechnology - 0.6%
Amgen, Inc., 2.200%, 5/22/2019	1,450,000	1,458,945
Building Materials - 0.1%
Masco Corp., 6.125%, 10/3/2016	250,000	266,875
Chemicals - 0.3%
Rohm & Haas Co., 6.000%, 9/15/2017	588,000	646,558
Computers - 1.3%
Apple, Inc., 1.050%, 5/5/2017 (1)	1,500,000	1,508,195
Hewlett-Packard Co., 3.000%, 9/15/2016	1,430,000	1,463,902

		2,972,097
Diversified Financial Services - 4.0%
Ally Financial, Inc.:
3.250%, 9/29/2017	500,000	503,125
3.250%, 2/13/2018 (1)	1,000,000	998,750
American Express Credit Corp.:
1.125%, 6/5/2017 (1)	1,000,000	998,161
2.375%, 5/26/2020	1,000,000	1,002,804
2.800%, 9/19/2016 (1)	1,250,000	1,280,762
General Electric Capital Corp., 3.350%, 10/17/2016 (1)	2,475,000	2,563,256
International Lease Finance Corp.:
5.750%, 5/15/2016	457,000	472,424
8.750%, 3/15/2017	635,000	703,263

Synchrony Financial, 1.875%, 8/15/2017 (1)	1,000,000	1,004,177

		9,526,722
Electric - 1.1%
Duke Energy Corp., 2.100%, 6/15/2018	1,500,000	1,528,626
Entergy Corp., 3.625%, 9/15/2015	1,000,000	1,006,977

		2,535,603
Engineering & Construction - 0.4%
ABB Finance USA, Inc., 1.625%, 5/8/2017 (1)	1,000,000	1,010,419
Healthcare-Services - 0.3%
Anthem, Inc., 1.875%, 1/15/2018 (1)	750,000	754,644
Insurance - 1.5%
American International Group, Inc., 5.050%, 10/1/2015	1,030,000	1,045,042
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	750,000	764,771
Prudential Covered Trust, 2.997%, 9/30/2015 (6) (7)	700,000	704,848
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (6) (7)	1,000,000	1,010,483

		3,525,144
Machinery-Diversified - 1.3%
John Deere Capital Corp., 1.050%, 10/11/2016	1,000,000	1,005,278
Roper Industries, Inc., 2.050%, 10/1/2018	2,000,000	2,004,334

		3,009,612
Media - 0.8%
DIRECTV Holdings LLC:
2.400%, 3/15/2017	500,000	507,679
3.125%, 2/15/2016	1,255,000	1,272,323

		1,780,002
Mining - 0.7%
Xstrata Finance Canada, Ltd., 2.050%, 10/23/2015 (6) (7)	1,635,000	1,640,386
Miscellaneous Manufacturing - 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019 (1)	1,000,000	1,027,046
Oil & Gas - 1.5%
Chevron Corp.:
1.365%, 3/2/2018 (1)	2,000,000	2,006,342
1.961%, 3/3/2020	1,000,000	1,003,410
Transocean, Inc., 4.950%, 11/15/2015	500,000	508,125

		3,517,877
Oil & Gas Services - 0.4%
Schlumberger Norge AS, 1.250%, 8/1/2017 (6) (7)	1,000,000	1,000,993
Pharmaceuticals - 3.5%
AbbVie, Inc., 1.750%, 11/6/2017 (1)	1,670,000	1,676,994
Actavis Funding SCS, 1.850%, 3/1/2017	1,000,000	1,006,116
Cardinal Health, Inc., 1.700%, 3/15/2018	2,000,000	2,012,418
Express Scripts Holding Co., 2.650%, 2/15/2017	1,500,000	1,535,121
GlaxoSmithKline Capital, Inc., 0.700%, 3/18/2016	1,000,000	1,002,179
Zoetis, Inc., 1.150%, 2/1/2016	1,000,000	1,001,127

		8,233,955
Pipelines - 0.4%
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016	1,000,000	1,018,727
Real Estate Investment Trusts - 0.9%
Health Care REIT, Inc., 2.250%, 3/15/2018	2,000,000	2,027,734
Semiconductors - 0.7%
Intel Corp., 1.350%, 12/15/2017	1,600,000	1,610,040
Software - 0.7%
Oracle Corp., 1.200%, 10/15/2017 (1)	1,725,000	1,730,903
Telecommunications - 3.4%
AT&T, Inc.:
1.700%, 6/1/2017 (1)	1,000,000	1,006,212
2.400%, 8/15/2016	1,000,000	1,014,809

British Telecommunications PLC:
1.625%, 6/28/2016	1,500,000	1,510,758
2.000%, 6/22/2015	1,000,000	1,000,856
Cisco Systems, Inc., 1.100%, 3/3/2017	800,000	804,395
Verizon Communications, Inc.:
1.350%, 6/9/2017 (1)	1,500,000	1,499,907
2.000%, 11/1/2016	750,000	760,712
2.500%, 9/15/2016	352,000	358,201

		7,955,850

Total Corporate Bonds & Notes (identified cost $111,558,116)		112,208,449

Mutual Funds - 2.8%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co., 3.870% (16)	326,711	2,963,269
Fidelity Floating Rate High Income Fund, 3.570%	372,038	3,634,813

Total Mutual Funds (identified cost $6,422,183)		6,598,082

U.S. Government & U.S. Government Agency Obligations - 17.6%

Federal Home Loan Mortgage Corporation - 3.3%
0.750%, 1/12/2018 (1)	$2,500,000	2,491,732
1.000%, 7/28/2017 (1)	2,000,000	2,011,148
1.250%, 5/12/2017	1,250,000	1,263,909
1.750%, 5/30/2019	2,000,000	2,032,580

		7,799,369
Federal National Mortgage Association - 2.3%
0.875%, 10/26/2017	2,000,000	2,001,600
0.875%, 2/8/2018	1,500,000	1,499,001
1.000%, 9/27/2017	1,000,000	1,004,968
1.125%, 4/27/2017	1,000,000	1,008,879

		5,514,448
U.S. Treasury Bonds & Notes - 12.0%
0.500%, 7/31/2017	2,000,000	1,992,968
0.625%, 5/31/2017 (1)	1,500,000	1,500,704
0.625%, 8/31/2017 (1)	2,750,000	2,745,487
0.625%, 9/30/2017 (1)	3,000,000	2,992,734
0.625%, 11/30/2017 (1)	3,000,000	2,988,048
0.750%, 6/30/2017	1,500,000	1,503,516
0.750%, 10/31/2017	1,000,000	999,922
0.875%, 4/30/2017	1,000,000	1,005,781
0.875%, 8/15/2017	1,000,000	1,004,062
0.875%, 1/31/2018	1,000,000	1,000,938
1.125%, 12/31/2019 (1)	1,500,000	1,481,133
1.250%, 1/31/2019	1,000,000	1,003,125
1.250%, 1/31/2020 (1)	2,250,000	2,232,599
1.375%, 6/30/2018	1,000,000	1,012,109
1.375%, 7/31/2018 (1)	2,700,000	2,730,375
1.625%, 12/31/2019	2,000,000	2,019,376

		28,212,877

Total U.S. Government & U.S. Government Agency Obligations (identified cost $41,363,846)		41,526,694

U.S. Government Agency-Mortgage Securities - 0.9%

Federal National Mortgage Association - 0.9%
3.500%, 4/1/2026	216,136	229,827
4.000%, 11/1/2031	794,708	857,187
5.500%, 11/1/2033	242,086	275,371
5.500%, 2/1/2034	179,753	204,479
5.500%, 8/1/2037	418,004	474,360
7.000%, 12/1/2015	931	938
7.500%, 9/1/2015	1,545	1,551
9.500%, 12/1/2024	14,971	15,369

9.500%, 1/1/2025	10,267	10,381
9.500%, 1/1/2025	11,968	12,100
10.000%, 7/1/2020	19,809	20,337

		2,101,900
Government National Mortgage Association - 0.0%
7.500%, 8/15/2037	59,893	70,345
9.000%, 12/15/2019	11,952	13,326

		83,671

Total U.S. Government Agency-Mortgage Securities (identified cost $2,105,724)		2,185,571

Short-Term Investments - 20.1%

Collateral Pool Investments for Securities on Loan - 16.0%
Collateral pool allocation (3)		37,649,149
Commercial Paper - 1.3%
Omnicon Capital, Inc., 0.400%, 6/5/2015 (11)	3,000,000	2,999,767
Mutual Funds - 2.0%
BMO Prime Money Market Fund, Class I, 0.010% (4)	4,749,842	4,749,842

Short-Term Municipals - 0.8%

Michigan - 0.8%
County of Wayne, 2.750%, 6/1/2015	$2,000,000	2,000,000

Total Short-Term Investments (identified cost $47,398,857)		47,398,758

Total Investments - 117.3% (identified cost $276,163,440)		276,528,110
Other Assets and Liabilities - (17.3)%		(40,793,283)

Total Net Assets - 100.0%		$235,734,827

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 95.1%

Alabama - 1.0%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$311,390
4.000%, 7/1/2021	1,895,000	2,095,984
4.375%, 10/1/2017	200,000	213,292
5.000%, 10/1/2020, Call 10/1/2018	230,000	258,504
Alabama Housing Finance Authority, GNMA, 4.800%, 6/20/2032, Call 12/20/2016 (14)	210,000	215,046
Butler County Board of Education, AGM:
2.000%, 7/1/2017	375,000	381,368
4.000%, 7/1/2020	585,000	640,329
City of Alexander City, AGC, 5.000%, 5/1/2018	1,000,000	1,082,340
City of Birmingham, 0.000%, 3/1/2022 (15)	1,945,000	1,988,062
County of Jefferson, AGM, 0.367%, 2/1/2042, Call 6/18/2015 (9) (12)	454,517	374,013
Health Care Authority for Baptist Health, 0.500%, 11/1/2042 (9)	2,700,000	2,700,000
Health Care Authority for Baptist Health, AGC, 0.600%, 11/15/2037, Call 6/5/2015 (9) (12)	2,175,000	2,175,000
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,611,560

		17,046,888
Alaska - 0.6%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,601,036
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,872,575
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,141,980
Alaska Municipal Bond Bank Authority, AMBAC, 5.100%, 4/1/2033, Call 4/1/2018	200,000	218,692
Borough of Matanuska-Susitna:
5.000%, 11/1/2021	500,000	586,540
5.000%, 11/1/2022	500,000	592,620
5.000%, 4/1/2031, Call 4/1/2021	150,000	171,879
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,175,856
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 12/1/2015	305,000	311,707
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,356,600

		10,029,485
Arizona - 3.3%
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,534,630
Arizona Health Facilities Authority:
1.950%, 2/5/2020, Call 8/9/2019 (9)	4,500,000	4,624,920
5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,489,936
5.000%, 2/1/2022	1,000,000	1,126,980
Arizona School Facilities Board, AMBAC:
4.000%, 7/1/2016	250,000	258,237
4.250%, 7/1/2015	575,000	576,604
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	806,455
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,198,428
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,457,455
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,626,653
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	435,068
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	398,610
City of Peoria, 4.000%, 7/1/2019	515,000	566,598
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	575,730
Coconino County Unified School District No. 8 Page, NATL-RE, 5.000%, 7/1/2017, Call 7/1/2015	215,000	215,817
County of Pima, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,674,634
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2015 (9)	75,000	75,298
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	959,318
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	569,845

Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2018, Call 8/1/2015	340,000	342,475
5.000%, 8/1/2019, Call 8/1/2017	250,000	270,875
5.000%, 8/1/2027, Call 8/1/2017	975,000	1,054,882
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (6) (7)	500,000	500,695
Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	3,000,000	3,458,190
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	402,186
Maricopa County Industrial Development Authority:
3.000%, 1/1/2017	315,000	324,434
3.000%, 1/1/2018	325,000	337,532
4.000%, 1/1/2019	200,000	215,322
Maricopa County Unified School District No. 60 Higley, AGM:
4.000%, 7/1/2022	500,000	556,950
5.000%, 7/1/2023	1,000,000	1,189,870
5.000%, 7/1/2024	575,000	684,911
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	699,827
5.000%, 7/1/2020, Call 7/1/2018	600,000	668,688
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,188,348
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2027 (15)	500,000	616,700
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (15)	555,000	653,124
5.500%, 7/1/2036 (15)	530,000	656,325
Pima County Industrial Development Authority:
4.500%, 7/1/2020	540,000	554,780
4.500%, 7/1/2021, Call 7/1/2020	1,325,000	1,351,076
4.500%, 7/1/2022, Call 7/1/2020	1,390,000	1,403,386
6.375%, 7/1/2028, Call 7/1/2018	280,000	290,682
Pinal County School District No. 1 Florence, BAM, 5.000%, 7/1/2023	350,000	409,727
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	272,760
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	130,227
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	276,847
Scottsdale Industrial Development Authority, FSA, 1.750%, 9/1/2045, Call 6/2/2015 (9) (12)	2,175,000	2,175,000
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,137,380
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,726,200
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2017, Call 6/29/2015	225,000	225,581
Town of Marana, 5.000%, 7/1/2023	450,000	539,829
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (14)	230,000	244,274
University Medical Center Corp., 5.000%, 7/1/2021	425,000	502,690
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	525,184
Yuma Municipal Property Corp., XLCA:
5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,053,425
5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,107,872
5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,080,100

		56,999,570
Arkansas - 1.2%
Arkansas Development Finance Authority:
5.000%, 2/1/2020	255,000	287,061
5.000%, 2/1/2021	315,000	358,101
5.000%, 2/1/2022	150,000	171,785
Arkansas Development Finance Authority, BAM, 1.000%, 12/1/2021	425,000	427,405
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	295,000	308,266
4.000%, 7/1/2025, Call 7/1/2021	610,000	637,432
4.750%, 7/1/2032, Call 1/1/2017 (14)	295,000	295,805
Arkansas State University:
4.000%, 3/1/2021	390,000	424,379
4.000%, 3/1/2022	1,140,000	1,238,849
4.000%, 3/1/2023	985,000	1,078,240
Baptist Health Medical Center-Heber Springs, AGC, 5.000%, 5/1/2026, Call 5/1/2016	1,140,000	1,183,263
City of Fayetteville, 3.300%, 11/1/2023	2,985,000	3,107,475
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	10,000	9,998
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	1,000,000	944,320
City of Rogers, 4.125%, 11/1/2031, Call 11/1/2021	165,000	166,125

City of Springdale:
3.000%, 11/1/2021	1,000,000	1,040,890
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,157,890
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	2,240,000	2,225,149
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	651,924
County of Greene, AGM:
4.000%, 3/1/2019, Call 3/1/2017	840,000	879,875
4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,496,109
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	20,000	22,622
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,063,194
5.000%, 11/1/2023, Call 11/1/2022	860,000	1,000,816
University of Arkansas:
5.000%, 12/1/2021	300,000	354,558
5.000%, 12/1/2022	520,000	621,681
5.000%, 12/1/2023, Call 12/1/2022	500,000	602,370

		21,755,582
California - 7.0%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	583,649
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,150,810
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,445,387
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036 (15)	1,150,000	873,298
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	252,133
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015	350,000	354,144
Baldwin Park Unified School District, AMBAC, 0.000%, 8/1/2020, Call 8/1/2016	240,000	195,850
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 10/1/2016 (9)	2,000,000	2,005,800
1.350%, 4/1/2027, Call 10/1/2026 (9)	5,000,000	5,115,350
BB&T Municipal Trust, 0.900%, 11/15/2019 (6) (7) (9)	1,500,000	1,501,890
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	271,013
0.000%, 8/1/2031	615,000	268,269
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,106,521
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 6/29/2015	5,000,000	5,000,250
California Health Facilities Financing Authority, 5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,222,840
California Health Facilities Financing Authority, NATL-RE, 0.210%, 7/1/2022, Call 6/1/2015 (9) (12)	2,700,000	2,582,987
California Municipal Finance Authority, 2.200%, 11/1/2016, Call 11/1/2015 (9)	330,000	330,059
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,096,080
California Statewide Communities Development Authority, AGM, 0.670%, 7/1/2040, Call 6/5/2015 (9) (12)	475,000	475,000
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	2,100,000	2,138,955
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,677,360
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	988,210
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2015	670,000	672,613
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	963,036
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,797,147
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,501,350
Contra Costa Transportation Authority, 0.491%, 12/15/2015, Call 6/19/2015 (9)	1,000,000	1,000,140
Corcoran Joint Unified School District, AGM, 2.700%, 12/1/2039, Call 12/1/2016 (9)	2,000,000	1,997,640
County of Los Angeles, 0.000%, 9/1/2018	750,000	710,602
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	536,622
County of San Joaquin, 5.000%, 4/1/2022	350,000	401,286
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	645,000	548,289
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	242,080
Deutsche Bank Spears/Lifers Trust, 0.400%, 8/1/2047 (6) (7) (9)	8,000,000	8,000,000
Duarte Unified School District, 0.000%, 8/1/2026 (15)	585,000	648,350
East Bay Municipal Utility District, 0.300%, 12/1/2015, Call 6/1/2015 (9)	650,000	650,000
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	511,525
5.000%, 10/1/2022	515,000	609,024
5.000%, 10/1/2022	580,000	691,499
5.000%, 10/1/2023	800,000	951,480

Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032 (15)	500,000	456,500
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (15)	1,250,000	1,089,375
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	255,096
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	351,381
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,890,000	3,552,532
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	470,540
5.000%, 6/1/2023	400,000	473,964
5.000%, 6/1/2024	775,000	921,948
5.000%, 6/1/2025	425,000	507,246
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	190,222
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,229,320
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	92,206
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	431,138
Kerman Unified School District, NATL-RE, 4.750%, 8/1/2022, Call 8/1/2015	445,000	448,324
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	180,336
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,165,900
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,990,975
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	733,764
5.000%, 8/1/2025, Call 8/1/2023	760,000	889,664
McFarland Unified School District, BAM, 5.000%, 11/1/2039, Call 11/1/2024	300,000	340,962
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (15)	165,000	142,365
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	434,688
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	672,012
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026 (15)	300,000	331,323
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,299,340
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	584,810
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (15)	2,125,000	1,665,617
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	440,510
New Haven Unified School District, NATL-RE, 0.000%, 8/1/2025, Call 6/29/2015	1,455,000	852,921
Northern California Gas Authority No. 1:
0.814%, 7/1/2019 (9)	3,000,000	2,963,910
0.904%, 7/1/2027 (9)	1,915,000	1,755,117
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	558,600
5.000%, 7/1/2032, Call 7/1/2022	700,000	776,881
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	461,970
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,141,820
Porterville Unified School District Facilities Improvement District, AGM, 0.000%, 8/1/2034, Call 8/1/2017	1,500,000	613,575
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	248,526
San Francisco International Airport, 5.000%, 5/1/2024, Call 5/1/2021	1,040,000	1,221,345
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,606,267
San Juan Unified School District, 5.000%, 8/1/2030, Call 8/1/2023	2,535,000	2,925,289
San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	344,558
0.000%, 6/15/2021	490,000	387,913
0.000%, 6/15/2022	505,000	380,381
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	425,915
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	1,046,864
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	232,589
0.000%, 8/1/2031	470,000	244,301
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2015	995,000	1,000,174
Sierra View Local Health Care District:
3.800%, 7/1/2017	370,000	382,946
4.875%, 7/1/2018, Call 7/1/2017	900,000	965,736
5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,711,251
5.250%, 7/1/2023, Call 7/1/2017	250,000	270,768
5.300%, 7/1/2026, Call 7/1/2017	350,000	378,378
State of California:
0.827%, 12/1/2017, Call 6/1/2017 (9)	2,500,000	2,521,400
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,430,626

6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,870,602
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,523,401
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,128,650
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 7/1/2015 (9)	1,625,000	1,624,967
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	537,245
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,469,669
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,167,161
Watereuse Finance Authority, BAM, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,130,802
West Contra Costa Unified School District, AGM-CR NATL-RE FGIC, 0.000%, 8/1/2025	310,000	223,405
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,268,400
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	945,791
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	175,435
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	90,639
0.000%, 8/1/2023	240,000	181,978
0.000%, 8/1/2024, Call 8/1/2023	330,000	227,875
0.000%, 8/1/2025, Call 8/1/2023	270,000	175,622
0.000%, 8/1/2026, Call 8/1/2023	330,000	201,891
0.000%, 8/1/2028, Call 8/1/2023	420,000	227,237
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	75,000	82,755

		122,514,142
Colorado - 1.5%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	610,740
5.000%, 12/1/2026, Call 12/1/2024	355,000	424,953
5.000%, 12/1/2027, Call 12/1/2024	500,000	592,985
City & County of Denver, 5.000%, 11/15/2021	500,000	591,005
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 11/15/2015	1,410,000	1,437,960
Colorado Educational & Cultural Facilities Authority:
3.000%, 12/1/2016	120,000	123,624
4.000%, 12/1/2017	120,000	128,233
4.000%, 12/15/2025 (6) (7)	535,000	531,357
5.000%, 9/1/2020 (15)	1,060,000	1,201,160
5.000%, 9/1/2021 (15)	865,000	987,666
Colorado Educational & Cultural Facilities Authority, Moral Obligation, 2.000%, 12/1/2015	500,000	503,875
Colorado Health Facilities Authority:
3.000%, 12/1/2015	490,000	495,380
4.000%, 12/1/2016	505,000	528,341
4.500%, 2/1/2020	455,000	498,994
5.000%, 9/1/2018	530,000	577,944
5.000%, 9/1/2019	560,000	619,595
5.000%, 2/1/2021	475,000	533,838
5.000%, 9/1/2022	750,000	850,642
5.000%, 12/1/2023	215,000	241,206
5.000%, 2/1/2024	420,000	481,564
5.125%, 11/15/2020, Call 11/15/2016 (9)	555,000	588,949
5.250%, 1/1/2025, Call 1/1/2020	460,000	525,081
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	414,460
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	898,166
5.000%, 12/1/2021	725,000	839,622
5.000%, 12/1/2022	1,185,000	1,397,850
County of Boulder:
5.000%, 12/1/2023, Call 12/1/2020	500,000	574,595
5.000%, 12/1/2025, Call 12/1/2020	475,000	542,683
County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 12/1/2016 (14)	203,994	213,551
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,719,510
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,382,806
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	262,878
Public Authority for Colorado Energy, 5.750%, 11/15/2018	625,000	675,313
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,380,900
Weld County School District No. RE-7 Platte Valley, SAW:
4.000%, 12/1/2021, Call 12/1/2020	625,000	693,862
4.000%, 12/1/2022, Call 12/1/2020	400,000	441,432

4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,255,585

		26,768,305
Connecticut - 0.1%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,391,784
Delaware - 0.5%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,430,769
Delaware State Housing Authority:
0.000%, 7/1/2031, Call 7/1/2021	1,620,000	766,163
5.000%, 1/1/2026, Call 7/1/2019 (14)	275,000	291,077
5.200%, 7/1/2029, Call 7/1/2018	1,525,000	1,558,641
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,784,768

		8,831,418
District of Columbia - 0.3%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,115,227
5.000%, 12/1/2036, Call 12/1/2021	500,000	562,695
Washington Convention & Sports Authority, 4.500%, 10/1/2030, Call 10/1/2020	2,125,000	2,268,905

		4,946,827
Florida - 6.1%
Citizens Property Insurance Corp.:
5.000%, 6/1/2016	1,265,000	1,320,875
5.000%, 6/1/2019	2,615,000	2,937,194
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	1,040,000	1,085,937
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,155,550
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,136,650
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,095,050
City of Gulf Breeze:
1.750%, 12/1/2015 (9)	11,795,000	11,868,837
5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,318,620
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,520,125
City of North Port, 5.000%, 7/1/2022	200,000	232,952
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	571,500
City of Sunrise, 4.000%, 10/1/2019	540,000	574,841
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	845,415
0.000%, 10/1/2020	975,000	887,630
0.000%, 10/1/2021	175,000	154,198
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,297,740
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	400,522
County of Bay, 3.500%, 9/1/2016	190,000	189,352
County of Brevard, AMBAC:
5.000%, 7/1/2015	355,000	355,944
5.000%, 7/1/2016	910,000	947,911
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (14)	740,000	792,355
County of Hillsborough, 5.000%, 8/1/2024, Call 8/1/2022	3,540,000	4,229,557
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,334,280
County of Lee, AMBAC, 5.125%, 10/1/2024, Call 10/1/2016 (14)	7,975,000	8,402,300
County of Miami-Dade:
5.000%, 10/1/2025, Call 10/1/2024	800,000	948,624
5.250%, 10/1/2029, Call 10/1/2023	100,000	114,093
5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,230,239
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	500,230
5.000%, 10/1/2029, Call 10/1/2019	400,000	444,760
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,158,950
County of Miami-Dade, NATL-RE BHAC-CR, 5.000%, 10/1/2030, Call 10/1/2017 (15)	475,000	516,192
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,770,161
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	664,500
County of Sarasota, NATL-RE, 5.000%, 10/1/2021, Call 10/1/2015	930,000	944,368
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,881,734
5.000%, 10/1/2021	1,110,000	1,295,481
Dupree Lakes Community Development District, BAM:
3.000%, 5/1/2018	230,000	236,999

3.000%, 5/1/2019	190,000	195,736
Emerald Coast Utilities Authority, NATL-RE FGIC:
5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,062,290
5.000%, 1/1/2022, Call 1/1/2017	970,000	1,030,101
5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,025,950
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	510,000	531,517
Florida HomeLoan Corp., GNMA/FNMA/FHLMC:
4.450%, 1/1/2030, Call 7/1/2021	485,000	509,337
5.000%, 7/1/2021, Call 1/1/2016 (14)	295,000	299,369
5.250%, 7/1/2028, Call 1/1/2018	1,520,000	1,580,420
Florida Municipal Loan Council, AGM, 5.000%, 5/1/2021	1,745,000	2,027,009
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (9)	500,000	529,990
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	295,000	310,965
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,333,040
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,865,450
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	440,000	480,159
Orange County Housing Finance Authority, GMNA FNMA FHLMC COLL, 4.000%, 9/1/2040, Call 9/1/2024	4,000,000	4,322,080
Orlando-Orange County Expressway Authority, AGM, 5.000%, 7/1/2025, Call 7/1/2022	4,780,000	5,601,443
Pinellas County Educational Facilities Authority, 4.000%, 10/1/2016	350,000	363,671
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	161,894
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2018 (6) (7)	2,405,000	2,618,901
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,862,475
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,083,240
5.000%, 7/1/2020	500,000	566,650
Suncoast Community Development District, 2.000%, 5/1/2017	170,000	172,917
Town of Davie:
5.000%, 4/1/2019	75,000	83,985
5.000%, 4/1/2021	615,000	699,310
5.000%, 4/1/2022	830,000	946,607
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2017	1,000,000	1,011,840
University of North Florida Financing Corp., 5.000%, 11/1/2026, Call 11/1/2017	4,285,000	4,671,850
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	834,470
Volusia County Educational Facility Authority, RADIAN, 4.625%, 10/15/2028, Call 10/15/2015	500,000	505,680

		106,650,012
Georgia - 4.1%
Appling County Development Authority, 0.110%, 9/1/2041, Call 6/1/2015 (9)	2,000,000	2,000,000
Atlanta Development Authority, 4.000%, 9/1/2020	2,065,000	2,322,175
Burke County Development Authority, 0.090%, 7/1/2049, Call 6/1/2015 (9)	9,150,000	9,150,000
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,216,954
5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,882,392
Chatham County Hospital Authority, County Guarantee, 5.000%, 1/1/2027, Call 1/1/2022	6,820,000	7,777,051
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,128,470
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,811,225
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,121,310
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,118,150
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,216,380
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,354,210
County of DeKalb, 4.500%, 12/1/2024, Call 12/1/2015	250,000	254,933
East Point Building Authority, XLCA:
4.500%, 2/1/2025, Call 2/1/2016	500,000	502,240
5.000%, 2/1/2017	875,000	908,460
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,541,404
5.000%, 7/1/2021	1,155,000	1,347,319
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,441,900
Fulton County Development Authority:
5.000%, 3/15/2016	1,715,000	1,772,624
5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,268,142
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,582,902
Main Street Natural Gas, Inc.:
5.000%, 3/15/2017	1,320,000	1,407,252
5.000%, 3/15/2021	5,400,000	6,042,276

5.250%, 9/15/2018	250,000	275,103
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	660,180
Putnam County Development Authority, 0.110%, 3/1/2024, Call 6/1/2015 (9)	4,100,000	4,100,000
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,273,372
5.375%, 1/1/2029, Call 1/1/2019	940,000	1,044,866
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	938,480
5.000%, 1/1/2024	1,000,000	1,180,910
5.000%, 1/1/2025, Call 1/1/2024	700,000	818,440
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 6/29/2015	300,000	303,909
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	28,927
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	811,307
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,418,044
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,128,540

		71,149,847
Hawaii - 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	599,870
5.000%, 10/1/2023	500,000	608,110
City & County of Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024, Call 7/1/2015	120,000	120,418

		1,328,398
Idaho - 0.3%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	227,928
7.375%, 6/1/2034, Call 6/1/2018	340,000	402,455
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,185,140
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	597,879
Idaho Housing & Finance Association, 5.150%, 7/1/2022, Call 6/29/2015 (14)	325,000	325,422
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,296,517

		6,035,341
Illinois - 9.1%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,274,548
Chicago Board of Education, 4.100%, 3/1/2017, Call 9/1/2016 (9)	6,750,000	6,786,720
Chicago Board of Education, NATL:
0.000%, 12/1/2015	535,000	528,002
0.000%, 12/1/2022	365,000	259,767
5.250%, 12/1/2021	1,000,000	1,062,640
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2019	70,000	73,825
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	879,555
Chicago O’Hare International Airport, NATL-RE, 5.250%, 1/1/2024, Call 1/1/2016	1,925,000	1,975,743
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,136,574
5.000%, 1/1/2025, Call 7/1/2020	230,000	240,359
5.000%, 1/1/2026, Call 1/1/2021	730,000	760,959
5.000%, 11/15/2029, Call 11/15/2018	130,000	132,178
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	375,000	401,884
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,427,385
City of Calumet City, AGM:
2.500%, 3/1/2016	275,000	277,844
4.000%, 3/1/2017	435,000	453,035
City of Chicago, 5.000%, 1/1/2019	455,000	481,522
City of Chicago, AGM, 5.000%, 11/1/2027, Call 11/1/2018	200,000	208,124
City of Chicago, AGM-CR FGIC, 5.000%, 1/1/2023, Call 1/1/2017	200,000	206,428
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/1/2016 (15)	1,000,000	1,024,830
City of Rochelle, AGM, 3.000%, 5/1/2017	250,000	257,803
City of Springfield:
5.000%, 12/1/2022	905,000	1,049,366
5.500%, 3/1/2032, Call 3/1/2018	1,000,000	1,106,270
City of Springfield, NATL-RE:
5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,071,880
5.000%, 3/1/2022, Call 3/1/2017	650,000	694,843

City of Waukegan, NATL-RE, 4.500%, 12/30/2015	150,000	153,248
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	185,505
0.000%, 12/1/2029, Call 12/1/2024	400,000	220,684
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	590,391
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	737,160
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,550,811
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	709,112
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	498,339
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,503,947
0.000%, 12/1/2029	2,580,000	1,293,612
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	289,707
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,465,919
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	561,458
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,208,470
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,450,832
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,596,039
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,680,681
County of Cook, 5.250%, 11/15/2023, Call 11/15/2020	350,000	379,243
County of Cook, AMBAC, 5.000%, 11/15/2023, Call 5/15/2016	270,000	277,452
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,116,640
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	700,000	805,140
5.250%, 10/1/2027, Call 10/1/2019	1,150,000	1,318,578
5.500%, 1/1/2038, Call 1/1/2023	825,000	939,856
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	534,768
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	268,768
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	546,860
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	147,881
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	451,198
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	461,741
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	514,674
Illinois Finance Authority:
1.300%, 5/8/2017 (9)	995,000	993,488
2.700%, 5/15/2016	375,000	378,589
4.000%, 10/1/2016	345,000	357,682
4.300%, 3/1/2016 (9)	250,000	255,448
5.000%, 11/15/2023, Call 11/15/2022	215,000	250,215
5.000%, 8/15/2024	250,000	283,475
5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,589,881
5.250%, 2/15/2030, Call 2/15/2020	250,000	281,480
5.750%, 11/1/2039, Call 11/1/2019	5,000,000	5,794,650
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,150,309
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,130,602
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,590,760
Illinois Finance Authority, AGC:
5.250%, 8/15/2019	250,000	288,238
5.250%, 8/15/2033, Call 8/15/2018	880,000	962,465
Illinois Finance Authority, AGM:
0.000%, 1/1/2020	450,000	418,338
0.000%, 1/1/2020	500,000	455,430
0.000%, 1/1/2021	255,000	219,813
5.150%, 1/1/2019	420,000	473,987
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	373,428
Illinois Housing Development Authority, 4.950%, 8/1/2021, Call 2/1/2016 (14)	1,820,000	1,849,484
Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	914,920	876,210
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,074,480
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,830,000	1,966,298
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,133,920

5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,125,980
5.500%, 1/1/2033, Call 1/1/2018	490,000	537,672
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,266,914
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	294,312
0.000%, 1/1/2023	650,000	513,695
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.250%, 1/1/2033, Call 1/1/2023	900,000	1,002,114
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,703,402
La Salle & Grundy Counties Township High School District No. 160 Seneca, 4.000%, 2/1/2017	325,000	342,124
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	308,133
0.000%, 12/1/2028	335,000	174,545
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	182,084
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	515,548
Madison County Community Unit School District No. 7 Edwardsville, AGM, 5.000%, 12/1/2016	225,000	237,798
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM-CR FGIC, 0.000%, 1/1/2024	500,000	369,730
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL, 0.000%, 1/1/2021	1,900,000	1,606,583
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2017	20,000	19,756
0.000%, 1/1/2017	190,000	185,223
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	311,045
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	282,074
5.000%, 1/1/2020	550,000	610,373
5.000%, 1/1/2021	810,000	900,534
5.000%, 1/1/2022	895,000	997,719
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2023 (15)	3,530,000	3,773,888
0.000%, 12/15/2023	855,000	651,553
0.000%, 6/15/2024	1,000,000	736,800
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	388,665
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	2,215,000	2,402,079
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	905,900
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,306,066
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	657,210
Southern Illinois University, NATL-RE, 0.000%, 4/1/2017	500,000	480,920
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,167,024
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	670,459
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (14)	745,000	858,165
State of Illinois:
5.000%, 1/1/2016	500,000	509,965
5.000%, 3/1/2020	500,000	538,845
5.000%, 4/1/2024, Call 4/1/2023	500,000	529,845
5.000%, 6/1/2024, Call 12/1/2016	360,000	375,116
5.000%, 1/1/2025, Call 1/1/2016	275,000	279,186
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	4,148,466
6.500%, 6/15/2022	440,000	508,191
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,328,841
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	406,228
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	243,032
Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,123,140
5.000%, 1/1/2021	1,000,000	1,132,730
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,613,100
Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 3/1/2016	250,000	159,043
0.000%, 3/1/2026, Call 3/1/2016	1,280,000	725,222
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	455,490
4.000%, 10/1/2019	420,000	453,382

4.000%, 10/1/2020	615,000	668,093
5.000%, 10/1/2022, Call 10/1/2021	730,000	847,296
5.000%, 10/1/2023, Call 10/1/2021	685,000	791,565
5.000%, 10/1/2024, Call 10/1/2021	425,000	490,577
5.000%, 10/1/2025, Call 10/1/2021	920,000	1,060,208
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	513,048
Village of Maywood, 4.000%, 1/1/2017	1,635,000	1,669,629
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	152,983
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	488,896
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC:
0.000%, 1/1/2017	750,000	718,477
0.000%, 1/1/2019	695,000	616,458
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC:
0.000%, 11/1/2020	2,000,000	1,751,220
0.000%, 11/1/2021	300,000	250,065
0.000%, 11/1/2022	250,000	198,745
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/1/2016	1,025,000	1,056,006
Will County School District No. 114 Manhattan, NATL, 0.000%, 12/1/2017	375,000	354,731
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2020	1,180,000	992,191
0.000%, 12/1/2023	1,600,000	1,149,600
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	605,155
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018, Call 11/1/2015	545,000	555,355
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,815,378
5.750%, 6/1/2028, Call 6/1/2018	170,000	190,866
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	154,806
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	387,370
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	358,360
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	443,280
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,829,526

		157,505,261
Indiana - 3.4%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	680,000	699,802
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	400,453
City of Greenwood:
4.000%, 10/1/2017	225,000	235,721
4.250%, 10/1/2020, Call 10/1/2018	820,000	894,546
4.625%, 10/1/2024, Call 10/1/2018	520,000	574,267
City of Rockport:
1.750%, 6/1/2018 (9)	1,500,000	1,506,990
1.750%, 6/1/2018 (9)	700,000	703,262
City of Whiting, 1.850%, 10/1/2019 (9)	1,150,000	1,154,289
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,109,070
County of Knox, 4.000%, 4/1/2018	250,000	263,533
County of Lake:
2.000%, 1/15/2017	560,000	569,772
2.000%, 7/15/2017	285,000	290,592
Crown Point Multi School Building Corp., AGM SAW, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,080,050
Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	230,908
4.500%, 7/1/2018	220,000	239,360
Dyer Redevelopment Authority, CIFG:
5.250%, 7/15/2021, Call 7/15/2015	650,000	653,893
5.250%, 7/15/2023, Call 7/15/2015	1,225,000	1,232,338
East Chicago Multi School Building Corp., SAW, 6.000%, 7/15/2016	670,000	709,811
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,160,750
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,867,016
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	137,152
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	676,947
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,908,171

Gary Chicago International Airport Authority:
5.000%, 2/1/2016 (14)	240,000	245,340
5.000%, 2/1/2017 (14)	210,000	220,943
5.000%, 2/1/2018 (14)	885,000	947,738
Greencastle School Building Corp., SAW, 3.000%, 1/15/2016	625,000	634,294
Indiana Bond Bank, 0.760%, 10/15/2022 (9)	1,650,000	1,579,858
Indiana Finance Authority:
0.100%, 2/1/2035, Call 6/22/2015 (9)	6,000,000	6,000,000
3.000%, 7/1/2019	250,000	256,478
5.000%, 8/15/2020	700,000	796,285
5.000%, 10/1/2022	300,000	342,585
5.000%, 10/1/2023	400,000	456,964
5.000%, 10/1/2024, Call 10/1/2023	275,000	310,923
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,515,584
5.250%, 10/1/2024, Call 10/1/2021	710,000	833,575
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,518,259
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,143,180
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,800,487
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	553,510
Indiana Health Facility Financing Authority, AMBAC, 0.123%, 5/1/2031, Call 6/16/2015 (9) (12)	600,000	505,268
Indiana Housing & Community Development Authority, GNMA/FNMA, 4.000%, 12/1/2027, Call 6/1/2021	1,045,000	1,091,722
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	563,395
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,948,771
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	198,912
5.000%, 1/1/2022, Call 1/1/2021	200,000	228,788
5.750%, 1/1/2038, Call 1/1/2019	1,790,000	2,041,925
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	590,100
Lafayette Redevelopment Authority, 3.000%, 2/1/2018	95,000	99,032
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	494,162
4.000%, 7/15/2020, Call 1/15/2020	935,000	1,017,486
4.000%, 7/15/2021, Call 1/15/2020	375,000	409,643
Michigan City School Building Corp., NATL-RE SAW, 5.000%, 1/15/2025, Call 7/15/2017	2,000,000	2,157,480
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,111,490
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	223,456
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	638,241
South Bend Community School Corp., NATL-RE SAW, 4.125%, 7/15/2019, Call 7/15/2017	450,000	478,107
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,437,893

		58,690,567
Iowa - 0.5%
City of Coralville, 2.000%, 6/1/2015	250,000	250,000
City of Randall, 1.250%, 8/1/2016, Call 2/1/2016	5,500,000	5,509,020
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	525,000	552,442
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,645,241

		7,956,703
Kansas - 0.2%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	362,191
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (14)	65,000	70,277
Kansas Development Finance Authority:
4.000%, 11/15/2015	75,000	76,295
5.000%, 11/15/2020, Call 11/15/2019	800,000	926,072
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,107,380
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	535,026
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,099,230

		4,176,471
Kentucky - 0.2%
City of Winchester, BAM, 3.000%, 7/1/2017	105,000	109,153
Kentucky Economic Development Finance Authority, 5.000%, 6/1/2016	855,000	890,670
Kentucky State Property & Building Commission, AGC, 0.300%, 2/1/2027, Call 2/1/2019 (6) (7) (9)	2,000,000	2,000,000

Kentucky State Property & Building Commission, NATL, 5.000%, 3/1/2022, Call 3/1/2017	35,000	37,440
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	112,217
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	297,570

		3,447,050
Louisiana - 2.1%
City of Bossier, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,317,168
City of New Orleans:
5.000%, 6/1/2021	800,000	922,240
5.000%, 12/1/2021	500,000	584,625
5.000%, 6/1/2022	450,000	523,350
5.000%, 12/1/2022	725,000	848,170
5.000%, 6/1/2023	500,000	584,935
5.000%, 12/1/2024	765,000	900,275
City of Shreveport, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,366,866
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	740,950
4.000%, 10/1/2021	675,000	724,896
Louisiana Housing Corp., GNMA/FNMA/FHLMC:
4.750%, 6/1/2027, Call 6/1/2020	1,025,000	1,095,110
5.200%, 6/1/2039, Call 6/1/2017 (14)	65,000	65,539
6.550%, 6/1/2040, Call 6/1/2018	285,000	298,458
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 4.100%, 10/1/2038, Call 10/1/2024	550,000	557,645
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	953,192
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2016	545,000	557,235
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,725,531
4.000%, 3/1/2021	3,585,000	3,801,928
Parish of St. James, 0.350%, 11/1/2040, Call 6/1/2015 (9)	7,000,000	7,000,000
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (14)	725,000	780,339
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	217,977
State of Louisiana, 0.596%, 5/1/2018, Call 11/1/2017 (9)	7,000,000	7,005,950
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	578,482

		36,150,861
Maine - 0.6%
City of Portland, 5.000%, 7/1/2022	300,000	343,761
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,797,525
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,729,230

		9,870,516
Maryland - 0.3%
Maryland Health & Higher Educational Facilities Authority:
3.000%, 7/1/2016	450,000	459,428
5.750%, 7/1/2034, Call 7/1/2021	775,000	908,556
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	704,904
5.000%, 1/1/2043, Call 7/1/2022	485,000	520,483
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,349,905

		5,943,276
Massachusetts - 1.3%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.105%, 12/1/2030, Call 6/1/2015 (9) (12)	1,450,000	1,353,165
0.120%, 12/1/2030, Call 6/4/2015 (9) (12)	7,375,000	6,882,483
Massachusetts Development Finance Agency:
5.000%, 7/1/2015	465,000	466,786
5.000%, 7/1/2015	460,000	461,440
5.000%, 1/1/2023, Call 1/1/2017	650,000	693,992
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,648,169
5.000%, 7/1/2027, Call 7/1/2025	125,000	146,482
Massachusetts Educational Financing Authority:
4.000%, 1/1/2016	405,000	412,740
5.000%, 1/1/2017	365,000	382,268
5.000%, 7/1/2025, Call 7/1/2022 (14)	695,000	755,298
5.250%, 1/1/2019	585,000	631,595
5.250%, 1/1/2019 (14)	1,525,000	1,670,775

Massachusetts Health & Educational Facilities Authority:
5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,537,247
5.750%, 7/1/2036, Call 7/1/2019	805,000	912,492
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (14)	2,385,000	2,408,945
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	953,729

		23,317,606
Michigan - 5.2%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,014,689
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	735,990
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,479,348
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016, Call 6/29/2015	560,000	561,534
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	719,862
5.000%, 5/1/2026	500,000	601,750
Carman-Ainsworth Community School District, BAM:
5.000%, 5/1/2018	950,000	1,040,079
5.000%, 5/1/2020	375,000	424,928
Charter Township of Northville:
2.000%, 4/1/2016	370,000	375,413
4.000%, 4/1/2021	400,000	434,832
4.000%, 4/1/2022	240,000	260,419
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2031, Call 5/1/2023	765,000	859,982
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,099,020
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/1/2017	95,000	101,131
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	87,469
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.300%, 7/1/2032, Call 6/11/2015 (9) (12)	15,000	12,530
City of Detroit Sewage System Revenue, NATL-RE, 5.500%, 7/1/2015	100,000	100,384
City of Detroit Water Supply System Revenue, AGM:
5.000%, 7/1/2018, Call 7/1/2016	250,000	259,673
5.000%, 7/1/2019, Call 7/1/2016	50,000	51,929
5.000%, 7/1/2020, Call 7/1/2016	720,000	746,993
5.000%, 7/1/2020, Call 7/1/2016	50,000	51,875
5.000%, 7/1/2023, Call 7/1/2016	200,000	206,928
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,124,486
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2016 (9)	725,000	755,443
5.000%, 7/1/2021, Call 7/1/2015	1,530,000	1,534,697
5.000%, 7/1/2027, Call 7/1/2016	5,000,000	5,140,650
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	941,852
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	458,648
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	348,744
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,406,748
5.000%, 5/1/2025	1,000,000	1,193,050
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,242,322
Forest Hills Public Schools:
5.000%, 5/1/2019	1,375,000	1,550,422
5.000%, 5/1/2020	1,600,000	1,834,736
5.000%, 5/1/2021	1,600,000	1,857,600
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,149,600
5.000%, 5/1/2022	1,000,000	1,157,750
5.000%, 5/1/2025	1,700,000	2,008,771
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2021	535,000	617,920
5.000%, 5/1/2026, Call 5/1/2025	200,000	234,632
5.000%, 5/1/2027, Call 5/1/2025	230,000	267,253
5.000%, 5/1/2030, Call 5/1/2025	1,100,000	1,242,065
5.000%, 5/1/2032, Call 5/1/2025	1,025,000	1,147,324
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,868,149
5.250%, 5/1/2027, Call 5/1/2021	600,000	688,710
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,805,076
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,099,750

Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020 (9)	415,000	449,279
Jenison Public Schools:
5.000%, 5/1/2021	500,000	573,015
5.000%, 5/1/2022, Call 5/1/2021	560,000	651,179
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,141,660
Laingsburg Community School District, Q-SBLF:
3.000%, 5/1/2017	540,000	560,077
3.000%, 5/1/2018	510,000	532,598
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,110,930
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,115,100
5.000%, 5/1/2020	1,825,000	2,075,280
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,843,184
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2027, Call 5/1/2025	260,000	276,632
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,461,061
4.000%, 11/1/2029, Call 5/1/2025	940,000	988,711
Mattawan Consolidated School District, Q-SBLF:
4.000%, 5/1/2021	600,000	653,640
5.000%, 5/1/2019	1,215,000	1,354,846
5.000%, 5/1/2020	1,205,000	1,367,241
Michigan Finance Authority:
3.000%, 11/1/2015	150,000	151,668
5.000%, 6/1/2016	1,450,000	1,498,154
5.000%, 11/1/2020	2,000,000	2,320,700
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,671,180
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,661,355
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015	65,000	65,000
Michigan State Building Authority, NATL-RE FGIC:
0.000%, 10/15/2021, Call 10/15/2016	1,500,000	1,155,735
0.000%, 10/15/2023, Call 10/15/2016	1,600,000	1,109,728
Michigan State Hospital Finance Authority, 5.000%, 12/1/2028, Call 6/1/2022	3,500,000	3,959,900
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	923,075
Mount Clemens Community School District, Q-SBLF, 4.000%, 5/1/2017	1,000,000	1,054,880
North Branch Area Schools, Q-SBLF:
4.000%, 5/1/2016	585,000	602,878
5.000%, 5/1/2024	200,000	235,692
Plymouth-Canton Community School District, Q-SBLF:
4.000%, 5/1/2019	1,000,000	1,089,040
5.000%, 5/1/2021	450,000	523,539
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	285,938
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,933,138
5.000%, 5/1/2021	1,155,000	1,316,816
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,100,000	2,286,984
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2017	875,000	910,070
3.000%, 5/1/2018	855,000	878,076
3.000%, 5/1/2019	340,000	349,748
3.250%, 5/1/2020	90,000	93,353
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	550,865
5.250%, 5/1/2019, Call 5/1/2018	400,000	444,140
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	579,452
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,312,776

		90,021,469
Minnesota - 0.8%
City of Howard Lake, 2.000%, 2/1/2017	105,000	106,673
City of Minneapolis, AGC, 6.500%, 11/15/2038, Call 11/15/2018	1,070,000	1,224,722
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	486,687
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (9)	215,000	244,988
City of Minneapolis/St Paul Housing & Redevelopment Authority, NATL-RE, 0.120%, 8/1/2027, Call 6/2/2015 (9) (12)	375,000	343,671
City of Norwood Young America, 1.500%, 8/1/2016, Call 2/1/2016	1,715,000	1,714,211
City of Winona, 3.750%, 7/1/2021	170,000	179,258

Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL:
3.450%, 6/1/2020	105,000	111,483
3.650%, 6/1/2021, Call 12/1/2020	70,000	69,747
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	318,923
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,496,852
Minnesota Higher Education Facilities Authority:
4.000%, 10/1/2016	250,000	256,712
4.000%, 10/1/2016	440,000	452,518
5.000%, 10/1/2019	400,000	451,984
Minnesota Housing Finance Agency:
3.900%, 7/1/2030, Call 1/1/2022	760,000	786,068
4.000%, 7/1/2040, Call 1/1/2022	1,025,000	1,058,774
5.000%, 7/1/2038, Call 7/1/2018	10,000	10,192
5.500%, 7/1/2048, Call 1/1/2017 (14)	325,000	325,907
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	1,336,148	1,298,990
Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	820,963	781,039
5.000%, 1/1/2031, Call 7/1/2021	835,000	884,958
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 4.250%, 7/1/2028, Call 1/1/2020	10,000	10,461
Northfield Hospital & Skilled Nursing, 5.500%, 11/1/2015	900,000	912,699

		13,527,517
Mississippi - 0.8%
Mississippi Business Finance Corp., 1.040%, 12/1/2036, Call 6/1/2015 (9)	8,500,000	8,500,000
Mississippi Development Bank:
3.125%, 10/1/2023	200,000	204,048
5.000%, 10/1/2023	2,750,000	3,109,177
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,358,340
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	345,000	357,744
Mississippi State University Educational Building Corp.:
5.000%, 11/1/2021	225,000	264,830
5.000%, 11/1/2022	135,000	160,716

		13,954,855
Missouri - 1.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,483,480
Chesterfield Valley Transportation Development District:
3.250%, 5/15/2028, Call 5/15/2023	1,000,000	969,060
4.000%, 5/15/2019	475,000	511,091
5.000%, 5/15/2020	125,000	141,141
5.000%, 5/15/2021	490,000	557,331
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	567,715
5.000%, 9/1/2023, Call 9/1/2019	300,000	340,368
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,116,280
City of Sikeston, NATL-RE, 6.000%, 6/1/2015	75,000	75,000
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,031,125
Health & Educational Facilities Authority of the State of Missouri, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,177,711
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,329,760
Joplin Industrial Development Authority:
3.125%, 2/15/2016	885,000	899,957
5.000%, 2/15/2020	330,000	374,032
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	560,000	590,162
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	125,000	125,605
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	900,000	942,201
4.000%, 5/1/2027, Call 5/1/2021	885,000	932,348
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	862,320
Missouri State Health & Educational Facilities Authority:
3.500%, 2/15/2017	1,430,000	1,481,966
3.750%, 2/15/2018	950,000	999,105
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,118,970

St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	2,900,000	2,921,083
St. Louis Regional Convention & Sports Complex Authority, 5.000%, 8/15/2020	3,050,000	3,519,242
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,138,520
5.000%, 3/1/2031, Call 3/1/2020	750,000	850,245
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,133,660

		32,189,478
Montana - 0.1%
City of Forsyth, 0.080%, 1/1/2018, Call 6/1/2015 (9)	2,000,000	2,000,000
Nebraska - 0.7%
Central Plains Energy Project, 5.000%, 12/1/2019 (9)	4,000,000	4,539,160
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,137,340
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	819,915
5.000%, 1/1/2026, Call 1/1/2018	750,000	816,525
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,117,930
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	975,241
5.000%, 5/1/2027, Call 5/1/2022	585,000	688,247
5.000%, 5/1/2028, Call 5/1/2022	550,000	642,845
5.000%, 5/1/2029, Call 5/1/2022	660,000	766,385

		11,503,588
Nevada - 1.8%
City of Reno, 5.250%, 6/1/2032, Call 6/1/2017	105,000	114,358
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,730,528
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,449,404
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,360,884
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,128,210
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	436,392
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,299,613
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,136,210
Las Vegas Valley Water District:
0.250%, 6/1/2036, Call 6/1/2015 (9)	7,500,000	7,500,000
5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,832,277
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	2,934,750
Nevada Housing Division, GNMA/FNMA/FHLMC:
4.400%, 4/1/2029, Call 10/1/2021	2,045,000	2,165,839
5.375%, 10/1/2039, Call 4/1/2019	595,000	615,533

		31,703,998
New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority, 0.300%, 10/1/2030, Call 6/1/2015 (9)	2,915,000	2,915,000
New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	865,000	875,441
4.800%, 7/1/2028, Call 1/1/2022	1,775,000	1,929,815
6.000%, 7/1/2038, Call 1/1/2018 (14)	355,000	365,838

		6,086,094
New Jersey - 3.7%
Casino Reinvestment Development Authority, 5.000%, 11/1/2022	4,775,000	5,265,058
City of Passaic, 4.000%, 5/1/2017	280,000	296,517
New Jersey Economic Development Authority:
0.390%, 11/1/2031, Call 6/1/2015 (9)	790,000	790,000
1.800%, 2/1/2016, Call 8/1/2015 (9)	3,000,000	3,004,770
5.000%, 6/15/2015	435,000	435,766
5.000%, 6/15/2019	3,000,000	3,299,340
5.000%, 6/15/2020	1,500,000	1,666,560
New Jersey Higher Education Student Assistance Authority:
3.250%, 12/1/2027, Call 12/1/2022 (14)	2,500,000	2,492,800
4.875%, 12/1/2024, Call 12/1/2019	9,235,000	9,982,204
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	690,000	711,349
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,822,390
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,848,917

New Jersey State Turnpike Authority, NATL-RE:
0.175%, 1/1/2030, Call 6/5/2015 (9) (12)	1,900,000	1,733,628
0.193%, 1/1/2030, Call 6/2/2015 (9) (12)	350,000	319,351
0.193%, 1/1/2030, Call 6/4/2015 (9) (12)	475,000	433,406
0.333%, 1/1/2030, Call 6/5/2015 (9) (12)	500,000	456,219
New Jersey Transportation Trust Fund Authority:
1.100%, 12/15/2019, Call 6/15/2019 (9)	5,000,000	4,870,650
5.000%, 6/15/2022	500,000	537,040
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,489,890
5.250%, 12/15/2023	240,000	261,866
5.250%, 6/15/2032, Call 12/15/2024	5,000,000	5,240,600
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,250,650
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,091,350
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	5,948,306
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	317,860
New Jersey Transportation Trust Fund Authority, State Appropriation, 5.000%, 6/15/2017	250,000	263,180

		63,829,667
New Mexico - 1.8%
City of Farmington:
1.875%, 4/1/2020 (9)	3,000,000	2,975,940
1.875%, 4/1/2020 (9)	3,000,000	2,975,940
1.875%, 4/1/2020 (9)	3,750,000	3,719,925
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	697,752
New Mexico Finance Authority:
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,649,205
5.700%, 6/1/2026, Call 6/1/2018	465,000	525,338
5.800%, 6/1/2027, Call 6/1/2018	825,000	933,950
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,088,720
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,229,695	1,213,278
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.200%, 7/1/2028, Call 1/1/2017 (14)	410,000	415,715
4.500%, 9/1/2024, Call 9/1/2019	230,000	239,080
5.650%, 9/1/2039, Call 3/1/2019	510,000	532,736
6.000%, 9/1/2039, Call 3/1/2019	635,000	661,556
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	905,000	959,228
5.350%, 3/1/2030, Call 9/1/2020	2,150,000	2,277,667
New Mexico Municipal Energy Acquisition Authority, 0.871%, 8/1/2019, Call 2/1/2019 (9)	10,000,000	9,974,300

		31,840,330
New York - 6.8%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	175,536
5.000%, 12/1/2024	200,000	235,730
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,271,060
City of New York:
0.080%, 8/1/2035, Call 6/1/2015 (9)	3,130,000	3,130,000
0.560%, 8/1/2026, Call 6/2/2015 (9) (12)	100,000	100,000
City of New York, AGC:
0.670%, 10/1/2027, Call 6/5/2015 (9) (12)	850,000	850,000
0.700%, 10/1/2021, Call 6/1/2015 (9) (12)	400,000	400,000
City of New York, AGM, 0.100%, 8/1/2019, Call 6/1/2015 (9)	14,200,000	14,200,000
City of Newburgh:
2.000%, 5/15/2016	565,000	570,650
2.000%, 5/15/2017	575,000	581,946
Long Island Power Authority, 0.776%, 11/1/2018, Call 5/1/2018 (9)	2,500,000	2,494,175
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	600,000	639,870
Metropolitan Transportation Authority, 0.471%, 11/1/2017, Call 5/1/2017 (9)	2,800,000	2,803,976
Metropolitan Transportation Authority, AGM:
0.371%, 11/1/2022, Call 6/11/2015 (9) (12)	425,000	410,070
0.373%, 11/1/2022, Call 6/3/2015 (9) (12)	225,000	217,092
0.724%, 5/15/2018, Call 11/15/2017 (9)	4,000,000	3,988,160
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	712,064
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC:
0.504%, 1/1/2030, Call 6/19/2015 (9) (12)	350,000	327,654
0.508%, 1/1/2030, Call 6/2/2015 (9) (12)	225,000	210,649

0.512%, 1/1/2030, Call 6/3/2015 (9) (12)	175,000	164,493
New York City Transit Authority/Metropolitan Transportation Authority/Triborough Bridge & Tunnel, AMBAC, 0.510%, 1/1/2030, Call 6/4/2015 (9) (12)	175,000	163,518
New York City Transitional Finance Authority:
0.230%, 11/1/2022 (9)	8,500,000	8,500,000
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,803,650
5.000%, 11/1/2024	2,215,000	2,697,516
5.000%, 11/1/2025, Call 5/1/2025	2,475,000	3,007,892
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,201,700
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,403,400
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	435,000	466,111
New York City Water & Sewer System:
0.250%, 6/15/2032, Call 6/15/2015 (9)	2,500,000	2,500,000
5.000%, 6/15/2028, Call 6/15/2024	500,000	583,780
5.000%, 6/15/2029, Call 6/15/2024	600,000	695,874
New York Liberty Development Corp., 5.000%, 10/1/2015	560,000	566,782
New York Mortgage Agency:
4.000%, 10/1/2026, Call 4/1/2021	1,000,000	1,043,270
5.000%, 10/1/2019	500,000	574,640
New York State Dormitory Authority:
5.000%, 12/15/2023, Call 12/15/2022	4,590,000	5,534,255
5.000%, 3/15/2027, Call 3/15/2022	16,555,000	19,267,868
5.000%, 3/15/2028, Call 3/15/2019	625,000	700,494
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,145,870
New York State Dormitory Authority, NATL-RE, 0.160%, 7/1/2029, Call 6/1/2015 (9) (12)	3,275,000	2,983,551
New York State Energy Research & Development Authority, AMBAC, 0.210%, 10/1/2028, Call 6/5/2015 (9) (12)	500,000	500,000
New York State Energy Research & Development Authority, NATL-RE, 0.193%, 12/1/2020, Call 6/2/2015 (9) (12)	6,450,000	5,990,766
New York State Thruway Authority, 5.000%, 3/15/2026, Call 9/15/2021	8,490,000	9,992,136
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,155,130
Niagara Tobacco Asset Securitization Corp.:
4.000%, 5/15/2016	395,000	407,589
5.000%, 5/15/2017	300,000	323,844
State of New York, NATL-RE FGIC:
0.120%, 2/15/2022, Call 6/4/2015 (9) (12)	1,420,000	1,364,590
0.120%, 2/13/2032, Call 6/4/2015 (9) (12)	2,505,000	2,331,787
Suffolk County Judicial Facilities Agency, 5.000%, 11/1/2015	1,000,000	1,016,230

		117,405,368
North Carolina - 0.8%
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	850,000	902,819
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	636,047
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,166,450
5.000%, 10/1/2024, Call 10/1/2021	835,000	973,986
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	287,835
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,629,400
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,914,138
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	350,000	382,490
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	780,000	806,099
North Carolina Medical Care Commission:
4.000%, 10/1/2016	595,000	622,037
4.000%, 6/1/2020	470,000	513,766
5.000%, 6/1/2027, Call 6/1/2022	500,000	568,415
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,323,818
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,840,021

		13,567,321
North Dakota - 1.8%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	664,591
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,572,252
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,910,994
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,570,042

City of Grand Forks:
4.000%, 12/1/2019	535,000	581,732
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,079,830
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	182,939
City of Williston, 2.500%, 11/1/2015, Call 6/29/2015	105,000	105,059
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	2,030,000	2,054,035
3.750%, 7/1/2034, Call 7/1/2022	690,000	704,628
4.125%, 1/1/2026, Call 1/1/2021	705,000	737,691
North Dakota Public Finance Authority:
4.000%, 6/1/2022	2,345,000	2,594,813
4.000%, 6/1/2023	2,440,000	2,720,576
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,425,031
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,258,298
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	1,295,000	1,322,260
Williston Parks & Recreation District:
3.000%, 3/1/2017	805,000	829,721
4.000%, 3/1/2023, Call 3/1/2021	420,000	441,769
4.500%, 3/1/2020	1,455,000	1,579,344
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,773,712
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,880,742

		30,990,059
Ohio - 3.6%
Apollo Joint Vocational School District:
5.250%, 12/1/2032, Call 12/1/2021	600,000	689,424
5.250%, 12/1/2033, Call 12/1/2021	500,000	573,240
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	432,888
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,651,342
5.000%, 10/1/2024, Call 10/1/2022	460,000	535,546
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,223,028
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,278,425
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,590,791
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,396,695
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,303,611
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,099,760
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,112,140
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	530,560
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,049,610
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,039,010
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	310,080
0.000%, 12/1/2025	600,000	445,374
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,161,300
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,299,320
5.000%, 5/15/2031, Call 5/15/2023	405,000	456,719
County of Hamilton, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,086,248
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,328,320
County of Lorain, AMBAC:
0.371%, 10/1/2030 (9) (12)	4,350,000	4,041,920
0.381%, 10/1/2030 (9) (12)	500,000	467,166
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,080,548
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,396,624
Elyria City School District, School District Credit Program:
4.000%, 12/1/2026, Call 12/1/2022	480,000	521,064
4.000%, 12/1/2027, Call 12/1/2022	1,160,000	1,250,260
4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,209,258
4.000%, 12/1/2032, Call 12/1/2022	1,015,000	1,062,522
4.000%, 12/1/2033, Call 12/1/2022	1,550,000	1,618,370
4.000%, 12/1/2034, Call 12/1/2022	1,435,000	1,493,462
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	806,906
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	759,468
4.000%, 12/1/2024, Call 12/1/2019	835,000	905,691

4.000%, 12/1/2025, Call 12/1/2019	855,000	923,562
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,702,225
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,790,841
Liberty Local School District, AGM:
2.500%, 12/1/2016	555,000	569,325
4.500%, 12/1/2018	885,000	964,004
New Albany Community Authority:
4.000%, 10/1/2020	590,000	645,590
5.000%, 10/1/2022	1,000,000	1,161,330
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,292,110
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	256,364
5.000%, 12/1/2028, Call 12/1/2023	365,000	422,046
5.000%, 12/1/2029, Call 12/1/2023	500,000	574,495
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,101,734
4.000%, 12/1/2021	795,000	834,885
4.000%, 12/1/2022	845,000	886,278
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,475,000	1,583,280
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,515,681
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,316,777
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	257,013
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	275,228

		62,279,458
Oklahoma - 0.7%
Blanchard Municipal Improvement Authority, BAM, 4.000%, 5/1/2039, Call 5/1/2022	315,000	318,408
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,283,800
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2017	2,900,000	2,833,300
4.000%, 9/1/2018	415,000	438,257
4.000%, 9/1/2019	740,000	789,647
4.000%, 9/1/2020	700,000	747,376
4.000%, 9/1/2021	805,000	860,915
Oklahoma Housing Finance Agency, GNMA:
2.500%, 3/1/2022	680,000	687,235
3.300%, 3/1/2031, Call 3/1/2022	1,610,000	1,639,737
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	290,000	300,179
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	55,000	58,760
Pittsburg County Economic Development Authority, AMBAC, 4.000%, 12/1/2017, Call 12/1/2015	300,000	304,878
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (14)	1,405,000	1,550,853

		12,813,345
Oregon - 0.8%
Astoria Hospital Facilities Authority, 3.000%, 8/1/2015	760,000	762,508
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,139,560
City of Tigard:
5.000%, 8/1/2029, Call 8/1/2022	690,000	780,211
5.000%, 8/1/2037, Call 8/1/2025	650,000	741,091
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,217,960
0.000%, 3/1/2021	1,215,000	1,026,869
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,634,240
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	287,165
5.000%, 9/1/2022	505,000	583,820
Multnomah County School District No. 3 Park Rose, School Bond Gty, 5.000%, 6/30/2036, Call 6/30/2021	475,000	538,384
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	221,126
3.750%, 6/1/2021, Call 6/1/2019	220,000	231,163
4.000%, 6/1/2022, Call 6/1/2019	235,000	246,950
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,397,770

State of Oregon Housing & Community Services Department, 4.750%, 7/1/2036, Call 7/1/2016 (14)	540,000	543,618

		13,352,435
Pennsylvania - 2.9%
Butler County Hospital Authority, 0.300%, 10/1/2032, Call 6/1/2015 (9)	500,000	500,000
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	554,345
City of Philadelphia, AGM, 5.250%, 12/15/2023, Call 12/15/2018	755,000	845,426
City of Pittsburgh:
4.000%, 9/1/2016	415,000	432,940
4.000%, 9/1/2021	750,000	820,095
Clarion County Industrial Development Authority, 1.050%, 5/1/2016, Call 11/1/2015	3,000,000	3,003,690
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,587,619
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	389,999
5.000%, 5/1/2022	430,000	463,256
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	597,496
Montgomery County Industrial Development Authority:
5.000%, 11/15/2016	1,500,000	1,590,180
6.250%, 11/15/2029, Call 11/15/2019	715,000	812,068
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,552,635
Nazareth Area School District, SAW, 0.643%, 2/1/2018, Call 8/1/2017 (9)	500,000	499,090
Pennsylvania Economic Development Financing Authority:
1.250%, 5/1/2017 (9)	500,000	500,395
1.750%, 12/1/2015 (9)	1,400,000	1,407,602
5.000%, 1/1/2023, Call 1/1/2016	3,200,000	3,287,520
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	528,048
0.000%, 1/1/2021	600,000	504,564
5.000%, 1/1/2022	305,000	343,098
Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (14)	2,300,000	2,375,854
Pennsylvania Turnpike Commission:
0.000%, 12/1/2030, Call 12/1/2020 (15)	585,000	617,936
0.000%, 12/1/2034, Call 12/1/2020 (15)	395,000	425,609
0.650%, 12/1/2016, Call 6/1/2016 (9)	1,450,000	1,454,336
0.780%, 12/1/2018, Call 6/1/2018 (9)	2,850,000	2,865,675
1.080%, 12/1/2021, Call 6/1/2021 (9)	5,000,000	4,963,750
4.000%, 12/1/2023, Call 12/1/2019	200,000	214,970
5.000%, 6/1/2021, Call 6/1/2019	715,000	801,336
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,151,368
Philadelphia Gas Works Co., 5.250%, 8/1/2019, Call 6/29/2015	400,000	401,232
Pittsburgh Public Schools, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,166,120
Pocono Mountain School District, AGM SAW, 4.000%, 6/15/2021	4,630,000	5,087,444
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.340%, 6/1/2034 (6) (7) (9)	3,390,000	3,390,000
Sayre Health Care Facilities Authority, 0.955%, 12/1/2024, Call 12/1/2017 (9)	225,000	211,151
Scranton School District, AGM SAW:
2.000%, 6/15/2017	255,000	258,519
3.000%, 6/15/2017	350,000	361,830
Scranton School District, SAW, 1.123%, 4/2/2018, Call 10/2/2017 (9)	3,325,000	3,325,831
State Public School Building Authority, SAW, 0.921%, 9/1/2018, Call 3/1/2018 (9)	1,675,000	1,658,736

		50,951,763
Puerto Rico - 0.3%
Commonwealth of Puerto Rico, AGC, 5.000%, 7/1/2015	210,000	210,519
Commonwealth of Puerto Rico, NATL-RE, 5.500%, 7/1/2015	1,940,000	1,945,568
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.000%, 4/1/2016	2,255,000	2,254,436
5.000%, 7/1/2018	150,000	160,481
5.000%, 7/1/2021	125,000	135,206
6.250%, 7/1/2026, Call 7/1/2016	225,000	231,149
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, NATL-RE, 4.250%, 10/1/2024, Call 7/14/2015	150,000	148,230
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	322,091

		5,407,680
Rhode Island - 1.1%
Rhode Island Housing & Mortgage Finance Corp.:

3.625%, 10/1/2029, Call 10/1/2021	760,000	765,601
4.000%, 10/1/2040, Call 10/1/2021	1,240,000	1,278,601
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (14)	300,000	298,356
3.950%, 12/1/2017	250,000	266,463
4.000%, 12/1/2022, Call 12/1/2021 (14)	2,885,000	3,034,933
4.200%, 12/1/2018, Call 12/1/2017	600,000	636,786
4.250%, 12/1/2020, Call 12/1/2017	500,000	524,375
4.250%, 12/1/2025, Call 12/1/2021 (14)	2,205,000	2,270,599
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,051,540
4.750%, 12/1/2028, Call 12/1/2021 (14)	1,000,000	1,039,620
4.750%, 12/1/2029, Call 12/1/2021 (14)	680,000	703,406
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	5,375,000	5,343,503
Town of Cumberland:
4.000%, 3/15/2024	795,000	883,849
4.000%, 3/15/2026, Call 3/15/2024	460,000	502,329

		18,599,961
South Carolina - 0.9%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	848,647
5.250%, 1/1/2028, Call 1/1/2022	475,000	544,150
County of Dorchester:
5.000%, 10/1/2022	480,000	565,858
5.000%, 10/1/2026, Call 10/1/2022	400,000	467,732
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,302,900
5.000%, 11/1/2030, Call 11/1/2020	500,000	555,925
5.000%, 11/1/2031, Call 11/1/2024	360,000	410,717
Fort Mill School Facilities Corp., 5.250%, 12/1/2024, Call 12/1/2016	250,000	267,542
Laurens County Water & Sewer Commission:
5.000%, 3/1/2029, Call 3/1/2017	415,000	440,722
5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,058,590
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	492,583
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,169,880
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,977,293
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	190,000	202,075
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (14)	505,000	528,099
South Carolina State Public Service Authority:
5.000%, 12/1/2028, Call 12/1/2024	500,000	578,955
5.500%, 1/1/2038, Call 1/1/2019	920,000	1,033,684
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,690,410
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	993,015
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2015	100,000	100,598

		16,229,375
South Dakota - 1.0%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	252,306
6.750%, 12/1/2031, Call 12/1/2019	500,000	575,340
7.000%, 12/1/2035, Call 12/1/2019	750,000	868,087
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	556,065
4.250%, 9/1/2023	740,000	809,109
4.500%, 9/1/2018	500,000	532,410
4.500%, 9/1/2020	900,000	978,228
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,162,922
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,072,074
5.000%, 9/1/2019	200,000	226,210
5.000%, 11/1/2022	715,000	845,302
5.000%, 8/1/2023	375,000	443,505
5.000%, 11/1/2023	625,000	742,331
5.000%, 8/1/2024	195,000	231,701
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,134,640
5.000%, 11/1/2024	650,000	774,092

5.000%, 11/1/2025, Call 11/1/2024	600,000	709,074
5.000%, 11/1/2026, Call 11/1/2024	550,000	643,038
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,060,732
South Dakota Housing Development Authority:
3.750%, 5/1/2018	500,000	525,925
3.900%, 11/1/2030, Call 11/1/2023	515,000	527,051
South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,363,337

		17,033,479
Tennessee - 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 5.000%, 11/1/2027, Call 11/1/2021	500,000	559,155
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	585,000	635,649
Public Building Authority of Sevier County, AMBAC, 0.193%, 6/1/2018 (9) (12)	750,000	734,386
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	6,020,212
5.250%, 9/1/2021	3,810,000	4,359,973
5.250%, 9/1/2022	250,000	288,128
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	925,000	958,198
4.000%, 7/1/2025, Call 1/1/2020	995,000	1,026,910
4.000%, 7/1/2039, Call 1/1/2024	970,000	1,042,090
4.125%, 1/1/2025, Call 1/1/2021	880,000	929,553
4.500%, 7/1/2028, Call 1/1/2020	430,000	436,605
4.750%, 7/1/2027, Call 1/1/2017 (14)	190,000	192,660
5.000%, 1/1/2027, Call 7/1/2019	450,000	464,666

		17,648,185
Texas - 6.3%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (9)	7,875,000	7,871,377
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC:
2.000%, 9/1/2017	1,145,000	1,165,724
3.000%, 9/1/2020	700,000	728,994
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,115,860
5.250%, 4/1/2021, Call 4/1/2020	400,000	453,812
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	688,190
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,214,547
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	288,785
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	370,080
City of Houston, XLCA, 0.371%, 7/1/2032 (9) (12) (14)	450,000	428,283
City of Laredo International Toll Bridge, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	262,564
5.000%, 10/1/2027, Call 10/1/2024	240,000	276,682
City of San Antonio, 0.500%, 11/1/2017 (9)	1,600,000	1,600,000
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	635,238
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,348,942
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,167,570
County of Bowie, AGM:
4.000%, 8/1/2021, Call 8/1/2016	1,275,000	1,318,885
4.000%, 8/1/2024, Call 8/1/2016	1,315,000	1,356,225
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,697,720
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	758,005
Dallas Independent School District, PSF, 5.000%, 8/15/2034, Call 8/15/2015	1,000,000	1,009,650
Dallas/Fort Worth International Airport:
5.000%, 11/1/2023, Call 11/1/2020	2,400,000	2,772,816
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,169,620
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,596,600
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,236,980
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,373,448
Denver City Independent School District, PSF, 5.000%, 2/15/2032, Call 8/15/2016	1,000,000	1,049,180
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	2,081,040
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	749,090
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (15)	1,000,000	784,890

Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,620,848
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,690,040
Harris County Cultural Education Facilities Finance Corp.:
0.850%, 6/1/2020 (9)	2,000,000	1,993,280
0.930%, 6/1/2021 (9)	2,400,000	2,414,640
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,764,024
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	5,997,438
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	473,452
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	606,424
La Vernia Higher Education Finance Corp.:
4.375%, 8/15/2015	200,000	201,602
4.750%, 8/15/2016	180,000	188,984
5.000%, 8/15/2017	150,000	163,056
5.000%, 8/15/2018	150,000	166,988
Little Elm Independent School District, PSF:
5.000%, 8/15/2020, Call 8/15/2016	95,000	100,261
5.000%, 8/15/2020, Call 8/15/2016	1,050,000	1,104,495
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	748,393
Mesquite Independent School District, PSF, 0.000%, 8/15/2021 (13)	635,000	552,069
Midland Independent School District, PSF:
5.000%, 2/15/2031, Call 2/15/2016	1,405,000	1,446,700
5.000%, 2/15/2032, Call 2/15/2016	1,050,000	1,080,859
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	508,390
3.000%, 5/15/2019	510,000	523,403
New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2024	440,000	464,094
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	356,798
5.000%, 8/15/2023	250,000	289,048
5.000%, 8/15/2024	200,000	231,768
North Texas Tollway Authority, 0.900%, 1/1/2019, Call 7/1/2018 (9)	1,750,000	1,750,000
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,948,525
North Texas Tollway Authority, BHAC, 5.125%, 1/1/2028, Call 1/1/2018	500,000	544,860
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2015 (9)	2,250,000	2,255,400
Port of Port Arthur Navigation District:
0.350%, 11/1/2040, Call 6/1/2015 (9)	10,000,000	10,000,000
0.360%, 12/1/2039, Call 6/1/2015 (9)	4,500,000	4,500,000
0.360%, 4/1/2040, Call 6/1/2015 (9)	1,240,000	1,240,000
Sabine River Authority, MBIA, 4.950%, 3/1/2018	370,000	403,977
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	556,170
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	440,052
Tarrant County Cultural Education Facilities Finance Corp.:
0.100%, 10/1/2041, Call 6/1/2015 (9)	5,500,000	5,500,000
2.500%, 12/1/2018, Call 5/1/2017	1,000,000	1,021,810
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,322,320
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,304,860
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,069,040
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,524,752

		109,639,617
Utah - 0.9%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	971,890
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,138,000
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	362,713
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,635,536
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,402,453
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	1,040,253
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,486,310
Utah Housing Corp.:
5.250%, 7/1/2028, Call 1/1/2017 (14)	485,000	494,142
5.800%, 7/1/2028, Call 1/1/2017 (14)	1,075,000	1,100,015
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,137,500
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,536,587

Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,207,253
Utah State Charter School Finance Authority, 5.250%, 10/15/2028, Call 10/15/2023	480,000	551,328

		15,063,980
Vermont - 0.1%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,640,000	1,741,942
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (14)	130,000	140,886
5.000%, 6/15/2020 (14)	125,000	135,443

		2,018,271
Virginia - 0.3%
City of Chesapeake, 5.000%, 7/15/2022	500,000	575,740
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	550,000	550,896
Henrico County Economic Development Authority, AGM, 0.327%, 8/23/2027, Call 6/1/2015 (9) (12)	100,000	92,142
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	854,388
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	2,011,827
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,108,690

		5,193,683
Washington - 0.9%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	164,989
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	723,004
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,107,740
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	231,968
King County Public Hospital District No. 4, 7.250%, 12/1/2038, Call 6/29/2015	650,000	650,682
Marysville Local Improvement District:
2.050%, 6/1/2036, Call 6/1/2024	1,000,000	1,001,650
3.350%, 6/1/2036, Call 6/1/2024	350,000	350,809
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,275,006
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,243,232
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	754,039
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	470,642
Washington Health Care Facilities Authority:
0.000%, 12/1/2017 (6) (7)	475,000	439,589
5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,139,670
5.000%, 10/1/2030, Call 10/1/2022	750,000	845,880
Washington State Housing Finance Commission, GNMA/FNMA COLL, 3.500%, 10/1/2022, Call 4/1/2021	510,000	531,292
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL:
3.050%, 6/1/2022 (14)	750,000	770,002
3.050%, 12/1/2022 (14)	200,000	205,680
3.150%, 6/1/2023, Call 12/1/2022 (14)	330,000	335,745
3.150%, 12/1/2023, Call 12/1/2022 (14)	150,000	152,612
3.300%, 6/1/2024, Call 12/1/2022 (14)	20,000	20,066
3.450%, 6/1/2025, Call 12/1/2022 (14)	845,000	868,060
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	574,818
5.000%, 12/1/2022	510,000	570,741

		15,427,916
West Virginia - 0.5%
Berkeley County Public Service Sewer District, BAM:
4.500%, 10/1/2029, Call 10/1/2023	1,000,000	1,109,770
4.500%, 10/1/2032, Call 10/1/2023	1,220,000	1,335,095
City of Princeton:
4.000%, 5/1/2016	715,000	734,398
5.000%, 5/1/2017	875,000	938,140
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,803,700
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/1/2016	1,565,000	1,630,620
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	624,786

		9,176,509

Wisconsin - 3.4%
City of Menasha, 4.400%, 9/1/2017, Call 9/1/2015	900,000	907,389
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	99,104
Maple School District, 5.000%, 4/1/2022	1,070,000	1,252,285
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	560,765
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	857,848
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,321,200
5.000%, 11/1/2025, Call 11/1/2022	3,500,000	4,177,285
5.000%, 5/1/2027, Call 5/1/2022	1,605,000	1,869,263
5.750%, 5/1/2029, Call 5/1/2019	1,155,000	1,339,812
6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,650,697
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,287,437
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	601,510
5.250%, 12/15/2027	1,930,000	2,256,324
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	21,994
4.750%, 10/15/2029, Call 10/15/2021	605,000	664,084
5.000%, 4/15/2016	1,000,000	1,039,130
5.000%, 8/15/2018	1,000,000	1,105,300
5.000%, 6/1/2019	845,000	861,249
5.000%, 6/1/2019	2,860,000	3,214,754
5.000%, 7/1/2019	990,000	1,091,831
5.000%, 8/15/2019	250,000	281,568
5.000%, 8/15/2019	955,000	1,077,240
5.000%, 8/15/2020	1,060,000	1,215,714
5.000%, 8/15/2021	1,160,000	1,344,336
5.000%, 10/1/2022	750,000	879,195
5.000%, 12/15/2022	500,000	588,720
5.000%, 12/15/2023	500,000	593,825
5.000%, 12/15/2024	500,000	598,410
5.000%, 6/1/2026, Call 6/1/2020	135,000	152,786
5.000%, 8/15/2027, Call 8/15/2022	500,000	566,725
5.000%, 12/15/2028, Call 12/15/2024	100,000	114,158
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,950,631
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,076,420
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,100,160
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,560,850
5.125%, 4/15/2031, Call 4/15/2023	250,000	275,728
5.250%, 8/15/2018, Call 8/15/2016	500,000	524,475
5.250%, 4/1/2023, Call 4/1/2018	365,000	408,030
5.250%, 6/1/2034, Call 6/1/2020	300,000	339,111
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,868,230
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,132,562
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (14)	1,605,000	1,740,960

		58,569,095
Wyoming - 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,133,620
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	548,380

		1,682,000

Total Municipals (identified cost $1,608,225,371)		1,653,212,406

Mutual Funds - 0.9%
BlackRock Long-Term Municipal Advantage Trust, 6.444%	121,500	1,346,220
BlackRock Muni Intermediate Duration Fund, Inc. 5.750%	110,000	1,530,100
BlackRock Municipal Bond Trust, 6.288%	93,400	1,489,730
BlackRock Municipal Income Quality Trust, 6.365%	107,800	1,496,264
BlackRock Municipal Income Trust, 6.548%	107,000	1,496,930
BlackRock MuniHoldings Quality Fund, Inc., 6.345%	93,400	1,215,134
BlackRock MuniYield Quality Fund, Inc., 6.426%	105,000	1,587,600
BMO Ultra Short Tax-Free Fund, 0.565% (4)	497,269	5,012,472

Eaton Vance Municipal Income Term Trust, 5.020%	42,000	726,180

Total Mutual Funds (identified cost $15,619,507)		15,900,630

Short-Term Investments - 2.8%

Mutual Funds - 1.6%
BMO Tax-Free Money Market Fund, Class I, 0.010% (4)	28,649,395	28,649,395

Short-Term Municipals - 1.2%

Michigan - 0.1%
Michigan Finance Authority, SAW, 2.850%, 8/20/2015	$1,000,000	1,002,680
New Jersey - 0.9%
JPMorgan Chase Putters/Drivers Trust:
0.120%, 6/26/2015 (6) (7) (9)	2,900,000	2,900,000
0.120%, 6/26/2015 (6) (7) (9)	12,800,000	12,800,000

		15,700,000
Wisconsin - 0.2%
Grantsburg School District, 1.000%, 10/30/2015	2,200,000	2,202,222
New London School District, 1.000%, 6/30/2015	1,500,000	1,500,435

		3,702,657

Total Short-Term Municipals		20,405,337

Total Short-Term Investments (identified cost $49,052,485)		49,054,732

Total Investments - 98.8% (identified cost $1,672,897,363)		1,718,167,768
Other Assets and Liabilities - 1.2%		20,064,147

Total Net Assets - 100.0%		$1,738,231,915

Mortgage Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Security - 0.3%

Federal Home Loan Mortgage Corporation - 0.3%
0.445%, 8/25/2031, (Series T-32) (9)	$347,910	$340,542

Total Asset-Backed Securities (identified cost $347,910)		340,542

Collateralized Mortgage Obligations - 14.1%

Federal Home Loan Mortgage Corporation - 0.0%
5.000%, 5/15/2033, (Series 2791)	46,668	47,269
Federal National Mortgage Association - 0.8%
0.585%, 4/25/2034, (Series 2004-25) (9)	381,391	385,695
4.000%, 10/25/2032, (Series 2003-28)	8,800	8,887
4.000%, 3/25/2041, (Series 2012-21)	545,226	578,642

		973,224

Government National Mortgage Association - 0.9%
4.500%, 8/20/2028, (Series 2009-116)	965,000	1,018,396
Private Sponsor - 12.4%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	1,329,319	1,359,222
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	633,668	656,922
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 4.617%, 7/25/2037 (9)	853,349	794,488
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	1,138,863	1,194,820
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	246,220	241,055
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M2, (Series 2014-DN1), 2.385%, 2/25/2024 (9)	2,000,000	2,025,900
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	299,124	297,119
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.474%, 11/25/2034 (9)	1,399,987	1,434,651
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	1,174,946	1,119,030
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 2.455%, 12/25/2034 (9)	945,478	905,039
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	772,980	765,613
Class A1, (Series 2006-AR19), 5.568%, 12/25/2036 (9)	1,405,602	1,366,066
Class A1, (Series 2007-15), 6.000%, 11/25/2037	1,413,495	1,402,504
Class A8, (Series 2007-11), 6.000%, 8/25/2037	1,066,922	1,055,286

		14,617,715

Total Collateralized Mortgage Obligations (identified cost $16,475,245)		16,656,604

Commercial Mortgage Securities - 12.2%

Private Sponsor - 12.2%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,000,000	1,012,457
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (9)	1,000,000	1,057,190
FREMF Mortgage Trust, Class B, (Series 2012-K19), 4.036%, 5/25/2045 (6) (7) (9)	2,000,000	2,128,730
FREMF Mortgage Trust:
Class B, (Series 2014-K37), 4.558%, 1/25/2047 (6) (7) (9)	2,000,000	2,165,854
Class C, (Series 2012-K21), 3.938%, 7/25/2045 (6) (7) (9)	1,500,000	1,539,646
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (9)	2,000,000	2,151,062
Morgan Stanley Bank of America Merrill Lynch Trust, Class B, (Series 2013-C13), 4.743%, 11/15/2046 (9)	2,000,000	2,216,744
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (6) (7) (9)	2,000,000	2,082,086

Total Commercial Mortgage Securities (identified cost $13,890,440)		14,353,769

U.S. Government Agency-Mortgage Securities - 71.7%

Federal Home Loan Mortgage Corporation - 18.5%
3.000%, 2/1/2029	1,756,237	1,840,747
3.500%, 4/1/2042	115,382	120,932
3.500%, 7/1/2044	1,286,957	1,344,253
3.500%, 9/1/2044	4,801,564	5,015,335
4.000%, 10/1/2031	2,511,144	2,705,072
4.000%, 12/1/2040	641,133	688,099
4.000%, 2/1/2044	3,641,411	3,930,066
4.500%, 9/1/2031	741,072	813,431
4.500%, 7/1/2040	52,665	57,997
4.500%, 11/1/2040	1,332,861	1,464,631
4.500%, 2/1/2041	1,868,078	2,032,347
5.000%, 12/1/2022	268,974	288,825
5.000%, 1/1/2040	436,782	489,117
5.500%, 11/1/2018	228,222	239,429
5.500%, 10/1/2021	275,165	299,818
5.500%, 7/1/2035	72,165	81,889
6.000%, 12/1/2036	66,368	75,899
6.000%, 12/1/2037	49,290	56,568
6.500%, 9/1/2016	8,566	8,741
7.500%, 4/1/2024	59,726	70,571
7.500%, 4/1/2027	32,129	39,055
8.000%, 8/1/2030	31,350	36,327
8.500%, 9/1/2024	30,066	36,609
9.000%, 6/1/2019	14,616	15,388
9.500%, 2/1/2025	15,569	15,800

		21,766,946
Federal National Mortgage Association - 48.6%
2.500%, 9/1/2029	2,710,582	2,774,481
3.000%, 8/1/2032	307,778	319,143
3.000%, 5/1/2043	4,005,316	4,072,593
3.000%, 5/1/2043	2,703,304	2,748,190
3.000%, 8/1/2043	3,640,693	3,698,274
3.000%, 2/1/2045	1,982,845	2,012,921
3.500%, 7/1/2032	678,681	719,030
3.500%, 10/1/2042	3,151,570	3,307,809
3.500%, 5/1/2043	3,437,106	3,614,805
3.500%, 9/1/2043	2,771,825	2,915,220
3.500%, 4/1/2045	1,992,425	2,085,143
4.000%, 11/1/2031	1,324,514	1,428,645
4.000%, 2/1/2041	2,171,036	2,328,601
4.000%, 3/1/2041	427,048	460,588
4.000%, 9/1/2043	1,728,945	1,862,961
4.000%, 5/1/2044	3,507,387	3,762,062
4.500%, 12/1/2040	1,749,751	1,909,024
4.500%, 4/1/2041	5,948,035	6,489,075
4.500%, 6/1/2042	1,559,564	1,711,154
5.000%, 5/1/2018	234,019	245,723
5.000%, 5/1/2042	1,708,947	1,902,916
5.500%, 1/1/2023	251,707	284,682
5.500%, 10/1/2024	388,540	439,443
5.500%, 2/1/2036	314,131	356,787
5.500%, 7/1/2036	633,502	719,609
5.500%, 8/1/2037	1,115,551	1,265,952
6.000%, 10/1/2016	27,940	28,490
6.000%, 9/1/2021	362,789	401,221
6.000%, 5/1/2039	1,086,985	1,252,218
6.500%, 9/1/2016	17,077	17,438
6.500%, 9/1/2016	34,326	35,010
6.500%, 8/1/2030	609,385	704,303
6.500%, 12/1/2031	35,163	41,365

6.500%, 11/1/2037	159,044	178,948
7.000%, 3/1/2029	71,877	84,962
7.000%, 7/1/2029	233,579	281,690
7.000%, 2/1/2030	147,041	165,056
7.500%, 10/1/2030	35,264	40,612
8.000%, 10/1/2028	313,062	363,030
8.000%, 4/1/2030	58,672	74,182

		57,103,356
Government National Mortgage Association - 4.6%
3.000%, 2/20/2045	2,356,099	2,427,128
5.000%, 4/15/2034	434,266	489,435
5.500%, 9/15/2033	1,018,531	1,183,417
6.000%, 12/20/2033	1,081,339	1,261,413
7.000%, 8/15/2031	51,975	63,644
9.500%, 10/15/2024	14,908	15,691

		5,440,728

Total U.S. Government Agency-Mortgage Securities (identified cost $81,802,617)		84,311,030

Short-Term Investments - 1.4%

Mutual Funds - 1.4%
BMO Government Money Market Fund, Class I, 0.010% (4)	1,656,753	1,656,753

Total Short-Term Investments (identified cost $1,656,753)		1,656,753

Total Investments - 99.7% (identified cost $114,172,965)		117,318,698
Other Assets and Liabilities - 0.3%		314,215

Total Net Assets - 100.0%		$117,632,913

TCH Intermediate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 3.8%

Credit Cards - 2.3%
Citibank Credit Card Issuance Trust, Class A7, (Series 2003-A7), 4.150%, 7/7/2017	$3,000,000	$3,011,670
Other Financial - 1.5%
Ally Master Owner Trust, Class A, (Series 2010-4), 1.256%, 8/15/2017 (9)	2,000,000	2,003,644

Total Asset-Backed Securities (identified cost $5,088,570)		5,015,314

Corporate Bonds & Notes - 54.0%

Auto Manufacturers - 2.7%
Ford Motor Credit Co. LLC, 1.209%, 11/4/2019 (9)	2,000,000	2,006,278
Jaguar Land Rover Automotive PLC, 4.250%, 11/15/2019 (1) (6) (7)	1,500,000	1,552,500

		3,558,778
Banks - 16.2%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (1) (6) (7)	1,300,000	1,346,979
Banco Santander Chile, 1.176%, 4/11/2017 (6) (7) (9)	1,000,000	997,651
Bank of America Corp., 0.537%, 10/14/2016 (9)	1,000,000	996,393
Barclays Bank PLC, 0.856%, 2/17/2017 (9)	1,500,000	1,504,312
Credit Agricole SA, 4.375%, 3/17/2025 (6) (7)	1,000,000	995,020
Goldman Sachs Group, Inc.:
1.478%, 4/30/2018 (9)	2,000,000	2,027,750
4.000%, 3/3/2024	1,000,000	1,033,415
HSBC Holdings PLC, 4.250%, 3/14/2024 (1)	1,000,000	1,044,931
ING Bank NV, 5.800%, 9/25/2023 (6) (7)	1,000,000	1,130,921
Intesa Sanpaolo SpA, 5.017%, 6/26/2024 (1) (6) (7)	2,000,000	2,010,094
JPMorgan Chase & Co., 4.125%, 12/15/2026	1,000,000	1,011,745
Morgan Stanley:
1.011%, 1/5/2018 (9)	1,000,000	1,004,730
4.100%, 5/22/2023	1,000,000	1,028,998
5.000%, 11/24/2025	1,250,000	1,353,124
Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024 (1)	1,000,000	1,030,353
Standard Chartered PLC, 5.200%, 1/26/2024 (1) (6) (7)	1,000,000	1,081,841
Wachovia Corp., 0.645%, 10/15/2016 (9)	500,000	499,163
Westpac Banking Corp., 0.607%, 5/19/2017 (9)	1,500,000	1,502,318

		21,599,738
Commercial Services - 1.5%
ADT Corp., 4.125%, 4/15/2019 (1)	2,000,000	2,045,000
Diversified Financial Services - 3.8%
American Express Credit Corp., 0.535%, 6/5/2017 (9)	2,000,000	1,997,010
HSBC Finance Corp., 5.000%, 6/30/2015	1,000,000	1,003,856
Jefferies Group LLC, 5.125%, 1/20/2023 (1)	1,000,000	1,044,745
Nomura Holdings, Inc., 1.720%, 9/13/2016 (9)	1,000,000	1,012,642

		5,058,253
Food - 2.2%
H.J. Heinz Co., 4.250%, 10/15/2020	1,500,000	1,536,562
Kroger Co., 0.804%, 10/17/2016 (9)	1,400,000	1,404,269

		2,940,831
Holding Companies-Diversified - 1.4%
Leucadia National Corp., 5.500%, 10/18/2023	1,800,000	1,874,790
Insurance - 1.9%
Principal Life Global Funding II, 0.655%, 5/27/2016 (1) (6) (7) (9)	1,000,000	1,002,108

Prudential Financial, Inc., 5.500%, 3/15/2016	1,500,000	1,555,674

		2,557,782
Internet - 0.9%
Expedia, Inc., 5.950%, 8/15/2020	1,100,000	1,236,827
Iron/Steel - 2.1%
Allegheny Technologies, Inc., 6.375%, 8/15/2023	1,000,000	1,049,970
GTL Trade Finance, Inc., 5.893%, 4/29/2024 (1) (6) (7)	1,750,000	1,728,475

		2,778,445
Mining - 2.6%
Anglo American Capital PLC, 4.875%, 5/14/2025 (6) (7)	700,000	700,978
Barrick Gold Corp., 4.100%, 5/1/2023	1,000,000	992,848
BHP Billiton Finance USA, Ltd., 0.523%, 9/30/2016 (9)	1,700,000	1,701,418

		3,395,244
Miscellaneous Manufacturing - 1.0%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,274,109
Oil & Gas - 4.1%
Ensco PLC, 4.500%, 10/1/2024 (1)	1,000,000	992,670
KazMunayGas National Co. JSC, 4.875%, 5/7/2025 (6) (7)	1,000,000	923,500
Petrobras Global Finance BV, 5.750%, 1/20/2020	1,000,000	1,001,400
Petroleos Mexicanos, 4.250%, 1/15/2025 (6) (7)	750,000	747,750
Transocean, Inc., 6.375%, 12/15/2021 (1)	1,900,000	1,793,125

		5,458,445
Packaging & Containers - 0.9%
Ball Corp., 5.000%, 3/15/2022	1,100,000	1,135,750
Pharmaceuticals - 1.1%
Merck & Co., Inc., 0.654%, 2/10/2020 (9)	1,500,000	1,508,916
Pipelines - 3.3%
Energy Transfer Partners LP, 4.150%, 10/1/2020	2,000,000	2,094,164
Kinder Morgan Energy Partners LP:
4.150%, 2/1/2024	1,300,000	1,310,401
4.300%, 5/1/2024 (1)	1,000,000	1,004,191

		4,408,756
Real Estate Investment Trusts - 1.8%
EPR Properties, 5.250%, 7/15/2023	1,250,000	1,333,125
Senior Housing Properties Trust, 4.750%, 5/1/2024	1,000,000	1,033,459

		2,366,584
Telecommunications - 4.6%
CenturyLink, Inc., 5.625%, 4/1/2020	1,000,000	1,047,500
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (6) (7)	1,500,000	1,530,525
Frontier Communications Corp., 7.125%, 1/15/2023	1,000,000	962,500
Indosat Palapa Co. BV, 7.375%, 7/29/2020 (1) (6) (7)	1,000,000	1,041,250
Motorola Solutions, Inc., 4.000%, 9/1/2024 (1)	1,500,000	1,498,001

		6,079,776
Transportation - 1.9%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (6) (7)	1,000,000	1,074,296
Kansas City Southern de Mexico SA de C.V., 0.979%, 10/28/2016 (9)	1,500,000	1,497,497

		2,571,793

Total Corporate Bonds & Notes (identified cost $70,992,446)		71,849,817

U.S. Government & U.S. Government Agency Obligations - 14.3%

U.S. Treasury Bonds & Notes - 14.3%
1.625%, 1/15/2018 (1)	5,070,870	5,379,083
2.000%, 4/30/2016 (1)	5,000,000	5,078,125
2.000%, 11/30/2020 (1)	5,500,000	5,615,588
4.250%, 8/15/2015 (1)	3,000,000	3,026,133

Total U.S. Government & U.S. Government Agency Obligations (identified cost $19,043,255)		19,098,929

U.S. Government Agency-Mortgage Securities - 19.9%

Federal Home Loan Mortgage Corporation - 7.8%
3.500%, 10/1/2043	3,348,294	3,497,364
3.500%, 2/1/2044	3,348,275	3,497,343
4.000%, 4/1/2044	3,109,402	3,316,694

		10,311,401
Federal National Mortgage Association - 12.1%
3.000%, 5/1/2043	1,749,241	1,778,285
3.000%, 9/1/2044	2,657,217	2,697,522
3.000%, 2/1/2045	4,957,112	5,032,302
3.500%, 9/1/2034	4,326,971	4,556,188
3.500%, 4/1/2045	1,994,307	2,089,633

		16,153,930

Total U.S. Government Agency-Mortgage Securities (identified cost $26,010,195)		26,465,331

Short-Term Investments - 35.1%

Collateral Pool Investments for Securities on Loan - 27.1%
Collateral pool allocation (3)		36,137,052
Mutual Funds - 8.0%
BMO Prime Money Market Fund, Class I, 0.010% (4)	10,645,595	10,645,595

Total Short-Term Investments (identified cost $46,782,647)		46,782,647

Total Investments - 127.1% (identified cost $167,917,113)		169,212,038
Other Assets and Liabilities - (27.1)%		(36,054,787)

Total Net Assets - 100.0%		$133,157,251

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 0.1%

Automobiles - 0.1%
Harley-Davidson Motorcycle Trust, Class A4, (Series 2011-1), 1.310%, 3/15/2017	$452,978	$453,362

Total Asset-Backed Securities (identified cost $454,029)		453,362

Corporate Bonds & Notes - 84.4%

Advertising - 0.6%
Omnicom Group, Inc., 3.650%, 11/1/2024	2,000,000	2,008,260
Agriculture - 0.2%
Altria Group, Inc., 10.200%, 2/6/2039	97,000	165,505
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	305,738
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	289,862

		761,105
Auto Manufacturers - 4.1%
Daimler Finance North America LLC, 0.958%, 8/1/2016 (6) (7) (9)	2,500,000	2,514,852
Ford Motor Credit Co. LLC:
1.209%, 11/4/2019 (9)	1,500,000	1,504,708
1.214%, 1/9/2018 (9)	2,500,000	2,513,720
1.529%, 5/9/2016 (9)	1,000,000	1,006,264
5.625%, 9/15/2015	800,000	811,041
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	995,480
4.375%, 9/25/2021	2,000,000	2,091,582
Jaguar Land Rover Automotive PLC:
4.125%, 12/15/2018 (6) (7)	1,000,000	1,030,000
5.625%, 2/1/2023 (6) (7)	450,000	481,500
Nissan Motor Acceptance Corp., 0.969%, 9/26/2016 (6) (7) (9)	250,000	251,382

		13,200,529
Banks - 14.4%
ABN AMRO Bank NV, 1.079%, 10/28/2016 (6) (7) (9)	750,000	755,254
Banco de Costa Rica, 5.250%, 8/12/2018 (6) (7)	800,000	828,000
Banco Santander Chile, 1.176%, 4/11/2017 (6) (7) (9)	1,000,000	997,651
BanColombia SA, 6.125%, 7/26/2020 (1)	500,000	537,500
Bank of America Corp.:
1.085%, 3/22/2016 (9)	1,500,000	1,505,458
1.144%, 4/1/2019 (9)	1,000,000	1,008,034
1.315%, 1/15/2019 (9)	2,000,000	2,025,088
4.000%, 1/22/2025 (1)	2,000,000	1,997,266
BBVA Banco Continental SA, 5.250%, 9/22/2029 (6) (7) (9)	1,000,000	1,029,500
Capital One Financial Corp., 0.920%, 11/6/2015 (9)	2,000,000	2,003,194
Citigroup, Inc.:
0.534%, 6/9/2016 (9)	1,000,000	996,411
0.805%, 3/10/2017 (9)	750,000	749,797
0.967%, 4/27/2018 (1) (9)	3,000,000	2,999,562
Credit Suisse, 0.567%, 3/11/2016 (9)	1,750,000	1,750,182
Deutsche Bank AG/London, 0.754%, 5/30/2017 (9)	1,000,000	999,901
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,175,151
Goldman Sachs Group, Inc.:
1.374%, 11/15/2018 (9)	1,000,000	1,010,912
1.437%, 4/23/2020 (1) (9)	3,000,000	3,037,578
1.478%, 4/30/2018 (1) (9)	1,500,000	1,520,812
6.750%, 10/1/2037	1,000,000	1,231,942
7.500%, 2/15/2019	300,000	355,669

HSBC USA, Inc., 0.565%, 6/23/2017 (9)	1,500,000	1,496,304
ING Bank NV, 5.800%, 9/25/2023 (1) (6) (7)	500,000	565,460
Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (6) (7)	1,400,000	1,431,500
JPMorgan Chase & Co.:
4.625%, 5/10/2021	300,000	330,623
5.150%, 10/1/2015	1,150,000	1,167,426
Morgan Stanley:
5.500%, 1/26/2020 (1)	1,000,000	1,129,683
5.500%, 7/28/2021	1,000,000	1,146,467
National City Bank:
0.621%, 12/15/2016 (9)	550,000	548,621
0.634%, 6/7/2017 (9)	2,000,000	1,991,838
PNC Funding Corp., 4.250%, 9/21/2015	1,365,000	1,379,408
Turkiye Halk Bankasi AS, 4.750%, 6/4/2019 (6) (7)	1,000,000	1,009,500
Turkiye Is Bankasi, 7.850%, 12/10/2023 (1) (6) (7)	250,000	278,250
Wachovia Corp., 0.618%, 10/28/2015 (9)	750,000	750,249
Wells Fargo & Co.:
0.479%, 10/28/2015 (9)	1,500,000	1,501,045
1.189%, 6/26/2015 (9)	1,000,000	1,000,691
4.650%, 11/4/2044 (1)	2,000,000	2,015,506

		46,257,433
Beverages - 0.3%
PepsiCo, Inc., 0.492%, 2/26/2016 (9)	1,000,000	1,001,587
Biotechnology - 0.8%
Amgen, Inc., 0.664%, 5/22/2017 (9)	2,500,000	2,504,363
Chemicals - 2.2%
Agrium, Inc., 4.125%, 3/15/2035 (1)	3,000,000	2,841,591
Braskem America Finance Co., 7.125%, 7/22/2041 (6) (7)	1,000,000	945,200
Braskem Finance, Ltd., 5.750%, 4/15/2021 (6) (7)	500,000	502,500
Dow Chemical Co., 8.550%, 5/15/2019	250,000	307,509
Mexichem SAB de C.V., 6.750%, 9/19/2042 (6) (7)	1,500,000	1,627,500
OCP SA, 6.875%, 4/25/2044 (6) (7)	800,000	873,160

		7,097,460
Commercial Services - 1.1%
ADT Corp.:
3.500%, 7/15/2022 (1)	1,000,000	924,800
4.125%, 4/15/2019 (1)	500,000	511,250
4.125%, 6/15/2023 (1)	500,000	471,250
4.875%, 7/15/2042	2,250,000	1,800,000

		3,707,300
Computers - 1.4%
Hewlett-Packard Co., 1.217%, 1/14/2019 (9)	2,000,000	2,000,962
Seagate HDD Cayman, 5.750%, 12/1/2034 (6) (7)	2,500,000	2,575,640

		4,576,602
Distribution/Wholesale - 0.3%
Ingram Micro, Inc., 4.950%, 12/15/2024	1,000,000	1,041,850
Diversified Financial Services - 6.3%
AerCap Ireland Capital, Ltd., 4.500%, 5/15/2021 (1) (6) (7)	2,000,000	2,085,000
Ally Financial, Inc., 4.125%, 2/13/2022	2,500,000	2,443,750
American Express Credit Corp., 0.535%, 6/5/2017 (9)	3,000,000	2,995,515
Blackstone Holdings Finance Co. LLC:
4.450%, 7/15/2045 (1) (6) (7)	1,000,000	957,964
6.250%, 8/15/2042 (6) (7)	250,000	303,347
E*TRADE Financial Corp., 4.625%, 9/15/2023 (1)	2,000,000	2,015,000
General Electric Capital Corp.:
0.651%, 7/10/2015 (9)	2,000,000	2,000,704
1.149%, 5/9/2016 (9)	700,000	705,754
HSBC Finance Corp., 5.500%, 1/19/2016	2,000,000	2,059,608
Jefferies Group, LLC, 6.500%, 1/20/2043	2,000,000	1,972,926
Navient Corp, 7.250%, 1/25/2022 (1)	1,250,000	1,352,475
Nomura Holdings, Inc., 1.720%, 9/13/2016 (9)	1,500,000	1,518,963

		20,411,006

Electric - 0.2%
Georgia Power Co., 0.591%, 3/15/2016 (9)	500,000	499,941
Food - 1.9%
ConAgra Foods, Inc., 0.646%, 7/21/2016 (9)	2,000,000	1,994,334
Kroger Co., 0.804%, 10/17/2016 (9)	2,500,000	2,507,622
Nabisco, Inc., 7.550%, 6/15/2015	1,500,000	1,503,467

		6,005,423
Forest Products & Paper - 0.1%
International Paper Co., 8.700%, 6/15/2038	250,000	346,268
Healthcare-Products - 0.3%
Mallinckrodt International Finance SA, 4.750%, 4/15/2023	850,000	819,719
Healthcare-Services - 0.6%
Humana, Inc., 8.150%, 6/15/2038	600,000	850,599
Quest Diagnostics, Inc., 4.700%, 3/30/2045 (1)	1,125,000	1,091,274

		1,941,873
Holding Companies-Diversified - 0.8%
Alfa SAB de C.V., 6.875%, 3/25/2044 (6) (7)	1,000,000	1,075,000
Leucadia National Corp.:
5.500%, 10/18/2023	1,000,000	1,041,550
6.625%, 10/23/2043	500,000	483,145

		2,599,695
Insurance - 2.6%
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	316,911
Berkshire Hathaway Finance Corp., 0.446%, 1/13/2017 (9)	2,500,000	2,504,925
MetLife, Inc., 5.000%, 6/15/2015	2,500,000	2,503,915
Primerica, Inc., 4.750%, 7/15/2022 (1)	500,000	544,087
Prudential Financial, Inc., 4.750%, 6/13/2015	1,250,000	1,251,420
Voya Financial, Inc., 5.500%, 7/15/2022	1,000,000	1,146,219

		8,267,477
Internet - 3.0%
Amazon.com, Inc., 4.950%, 12/5/2044 (1)	3,500,000	3,603,205
eBay, Inc., 4.000%, 7/15/2042 (1)	3,000,000	2,576,439
Expedia, Inc., 5.950%, 8/15/2020	650,000	730,852
Netflix, Inc.:
5.375%, 2/1/2021	1,250,000	1,309,375
5.750%, 3/1/2024 (1)	1,250,000	1,312,500

		9,532,371
Iron/Steel - 2.8%
Allegheny Technologies, Inc., 6.375%, 8/15/2023	1,000,000	1,049,970
ArcelorMittal:
6.250%, 3/1/2021 (1)	500,000	529,375
7.750%, 10/15/2039	1,000,000	1,033,430
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (6) (7)	3,000,000	2,886,000
Samarco Mineracao SA, 5.750%, 10/24/2023 (1) (6) (7)	1,000,000	1,007,500
Vale Overseas, Ltd., 6.875%, 11/21/2036 (1)	2,500,000	2,470,975

		8,977,250
Lodging - 0.3%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,134,700
Media - 4.4%
Comcast Corp.:
5.850%, 11/15/2015	2,000,000	2,047,982
5.900%, 3/15/2016	1,335,000	1,389,282
DIRECTV Holdings LLC:
3.950%, 1/15/2025 (1)	2,000,000	2,023,936
5.150%, 3/15/2042	2,000,000	1,965,202
NBCUniversal Enterprise, Inc., 0.812%, 4/15/2016 (6) (7) (9)	1,000,000	1,003,390
Time Warner Cable, Inc., 6.750%, 6/15/2039 (1)	1,000,000	1,099,332
Viacom, Inc., 4.375%, 3/15/2043	2,500,000	2,148,843
Walt Disney Co., 0.594%, 5/30/2019 (9)	2,500,000	2,505,427

		14,183,394

Mining - 2.1%
Barrick North America Finance LLC, 5.750%, 5/1/2043 (1)	1,000,000	1,012,294
Corp Nacional del Cobre de Chile, 4.875%, 11/4/2044 (6) (7)	1,000,000	1,014,659
Glencore Finance Canada, Ltd., 6.900%, 11/15/2037 (6) (7)	1,000,000	1,146,160
Rio Tinto Finance USA PLC, 1.111%, 6/17/2016 (9)	1,400,000	1,404,260
Southern Copper Corp., 7.500%, 7/27/2035	1,250,000	1,429,136
Teck Resources, Ltd., 6.250%, 7/15/2041	1,000,000	891,819

		6,898,328
Miscellaneous Manufacturing - 0.6%
Trinity Industries, Inc., 4.550%, 10/1/2024 (1)	2,000,000	1,960,168
Oil & Gas - 5.9%
Chesapeake Energy Corp., 6.125%, 2/15/2021	500,000	511,250
Ecopetrol SA, 7.375%, 9/18/2043	1,000,000	1,077,500
Ensco PLC:
5.200%, 3/15/2025 (1)	2,000,000	2,065,702
5.750%, 10/1/2044 (1)	2,000,000	1,933,488
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (6) (7)	2,000,000	1,673,000
Nabors Industries, Inc., 4.625%, 9/15/2021	1,000,000	1,009,755
Petrobras Global Finance BV, 5.375%, 1/27/2021 (1)	1,000,000	978,000
Petroleos Mexicanos:
4.250%, 1/15/2025 (6) (7)	2,000,000	1,994,000
5.625%, 1/23/2046 (6) (7)	2,000,000	1,984,300
Pride International, Inc., 6.875%, 8/15/2020 (1)	1,000,000	1,156,329
Rowan Cos., Inc., 5.400%, 12/1/2042	1,000,000	834,241
Transocean, Inc.:
6.375%, 12/15/2021 (1)	1,500,000	1,415,625
7.350%, 12/15/2041	1,000,000	867,187
7.500%, 4/15/2031 (1)	250,000	216,250
Valero Energy Corp., 6.625%, 6/15/2037	1,000,000	1,186,847

		18,903,474
Oil & Gas Services - 0.1%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	294,431
Packaging & Containers - 0.5%
Ball Corp.:
4.000%, 11/15/2023 (1)	500,000	484,375
5.000%, 3/15/2022	1,000,000	1,032,500

		1,516,875
Pharmaceuticals - 4.6%
AbbVie, Inc.:
1.040%, 11/6/2015 (9)	3,000,000	3,006,984
4.500%, 5/14/2035 (1)	2,000,000	2,020,314
Actavis Funding SCS, 1.143%, 9/1/2016 (9)	3,000,000	3,012,597
Bayer U.S. Finance LLC, 0.521%, 10/7/2016 (6) (7) (9)	2,000,000	2,002,712
Forest Laboratories, Inc., 4.375%, 2/1/2019 (6) (7)	900,000	961,456
Hospira, Inc., 5.800%, 8/12/2023	1,000,000	1,187,846
Merck & Co., Inc., 0.654%, 2/10/2020 (9)	2,500,000	2,514,860

		14,706,769
Pipelines - 3.6%
Energy Transfer Partners LP:
5.150%, 3/15/2045	2,000,000	1,883,506
6.500%, 2/1/2042	1,500,000	1,661,677
9.000%, 4/15/2019	250,000	307,197
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040	250,000	300,415
Kinder Morgan, Inc., 5.300%, 12/1/2034	3,000,000	2,938,815
ONEOK Partners LP, 4.900%, 3/15/2025	3,000,000	3,048,687
Sunoco Logistics Partners Operations LP, 5.350%, 5/15/2045 (1)	1,500,000	1,475,444

		11,615,741
Real Estate Investment Trusts - 1.5%
EPR Properties:
5.250%, 7/15/2023	1,000,000	1,066,500
5.750%, 8/15/2022	1,500,000	1,644,378
Hospitality Properties Trust:

4.500%, 6/15/2023	500,000	509,052
4.500%, 3/15/2025	1,500,000	1,519,606

		4,739,536
Retail - 3.5%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	2,500,000	2,585,022
Best Buy Co., Inc., 5.000%, 8/1/2018	750,000	793,500
Coach, Inc., 4.250%, 4/1/2025 (1)	3,000,000	2,955,459
Kohl’s Corp., 6.875%, 12/15/2037	150,000	187,668
L Brands, Inc.:
6.950%, 3/1/2033	600,000	658,500
7.600%, 7/15/2037	1,250,000	1,446,875
QVC, Inc., 5.125%, 7/2/2022	250,000	262,673
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	295,366
Walgreens Boots Alliance, Inc., 0.726%, 5/18/2016 (9)	2,000,000	2,003,126

		11,188,189
Semiconductors - 1.2%
Micron Technology, Inc., 5.500%, 2/1/2025 (6) (7)	2,000,000	1,989,800
QUALCOMM, Inc., 4.800%, 5/20/2045	2,000,000	1,999,514

		3,989,314
Sovereign - 1.0%
Costa Rica Government International Bond:
4.375%, 4/30/2025 (1) (6) (7)	1,000,000	902,500
7.158%, 3/12/2045 (6) (7)	2,000,000	1,985,000
Republic of Armenia, 6.000%, 9/30/2020 (6) (7)	250,000	250,875

		3,138,375
Telecommunications - 9.1%
AT&T, Inc.:
0.665%, 2/12/2016 (9)	1,500,000	1,500,348
1.195%, 11/27/2018 (9)	1,235,000	1,248,182
4.800%, 6/15/2044 (1)	2,500,000	2,390,102
CenturyLink, Inc.:
7.600%, 9/15/2039	1,400,000	1,364,125
7.650%, 3/15/2042	2,000,000	1,950,000
Cisco Systems, Inc., 0.542%, 3/3/2017 (9)	2,500,000	2,508,937
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	814,000
Frontier Communications Corp.:
8.125%, 10/1/2018	750,000	830,153
8.750%, 4/15/2022	500,000	524,375
9.000%, 8/15/2031	2,500,000	2,475,000
Juniper Networks, Inc., 3.300%, 6/15/2020 (1)	3,000,000	3,059,979
Motorola Solutions, Inc., 5.500%, 9/1/2044	2,500,000	2,441,502
Telecom Italia Capital SA:
6.375%, 11/15/2033	1,500,000	1,586,250
7.200%, 7/18/2036	1,500,000	1,665,000
Telefonica Europe BV, 8.250%, 9/15/2030	1,250,000	1,755,828
Verizon Communications, Inc., 6.400%, 9/15/2033 (1)	2,000,000	2,359,014
Windstream Services LLC, 7.500%, 6/1/2022 (1)	750,000	687,188

		29,159,983
Transportation - 1.0%
FedEx Corp.:
4.100%, 2/1/2045 (1)	2,500,000	2,344,205
8.000%, 1/15/2019	250,000	302,262
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6) (7)	500,000	489,950

		3,136,417
Venture Capital - 1.0%
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (6) (7)	500,000	535,802
KKR Group Finance Co. III LLC, 5.125%, 6/1/2044 (6) (7)	2,500,000	2,539,010

		3,074,812

Total Corporate Bonds & Notes (identified cost $266,128,985)		271,198,018

Municipals - 0.2%

California - 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	594,630

Total Municipals (identified cost $500,000)		594,630

U.S. Government & U.S. Government Agency Obligations - 4.2%

U.S. Treasury Bonds & Notes - 4.2%
2.000%, 4/30/2016 (1)	3,000,000	3,046,875
2.750%, 2/15/2019 (1)	2,000,000	2,114,376
3.000%, 8/31/2016 (1)	4,000,000	4,128,752
3.250%, 5/31/2016 (1)	4,000,000	4,117,188

Total U.S. Government & U.S. Government Agency Obligations (identified cost $13,359,085)		13,407,191

Short-Term Investments - 29.2%

Collateral Pool Investments for Securities on Loan - 19.4%
Collateral pool allocation (3)		62,212,012
Commercial Paper - 1.2%
Microsoft Corp., 0.069%, 6/3/2015 (11)	4,000,000	3,999,984
Mutual Funds - 5.8%
BMO Prime Money Market Fund, Class I, 0.010% (4)	18,758,490	18,758,490

Short-Term Corporate Bonds & Notes - 0.6%

Auto Manufacturers - 0.6%
American Honda Finance Corp., 0.271%, 10/7/2015 (9)	$2,000,000	2,000,202
U.S. Treasury Bills - 2.2%
0.068%, 8/6/2015 (1) (11)	7,000,000	7,000,000

Total Short-Term Investments (identified cost $93,969,620)		93,970,688

Total Investments - 118.1% (identified cost $374,411,719)		379,623,889
Other Assets and Liabilities - (18.1)%		(58,306,816)

Total Net Assets - 100.0%		$321,317,073

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 0.4%

Automobiles - 0.4%
Harley-Davidson Motorcycle Trust:
Class A4, (Series 2011-1), 1.310%, 3/15/2017	$712,988	$713,592
Class A4, (Series 2011-2), 1.470%, 8/15/2017	3,124,516	3,130,549

Total Asset-Backed Securities (identified cost $3,849,971)		3,844,141

Commercial Mortgage Securities - 0.1%

Private Sponsor - 0.1%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (9)	500,000	541,553

Total Commercial Mortgage Securities (identified cost $340,256)		541,553

Corporate Bonds & Notes - 51.8%

Agriculture - 0.2%
Altria Group, Inc., 10.200%, 2/6/2039	81,000	138,205
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019 (1)	500,000	611,477
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,352,578

		2,102,260
Auto Manufacturers - 3.2%
Ford Motor Credit Co. LLC:
1.054%, 1/17/2017 (9)	2,000,000	2,004,180
1.209%, 11/4/2019 (9)	4,000,000	4,012,556
1.214%, 1/9/2018 (9)	5,000,000	5,027,440
1.529%, 5/9/2016 (9)	4,000,000	4,025,056
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	5,000,000	4,977,400
4.375%, 9/25/2021	3,000,000	3,137,373
Jaguar Land Rover Automotive PLC:
4.125%, 12/15/2018 (1) (6) (7)	4,000,000	4,120,000
5.625%, 2/1/2023 (1) (6) (7)	3,000,000	3,210,000
Nissan Motor Acceptance Corp., 0.969%, 9/26/2016 (6) (7) (9)	5,000,000	5,027,630

		35,541,635
Banks - 8.5%
Banco Bradesco SA/Cayman Islands, 5.750%, 3/1/2022 (6) (7)	2,000,000	2,135,000
Banco de Costa Rica, 5.250%, 8/12/2018 (6) (7)	2,500,000	2,587,500
BanColombia SA:
5.950%, 6/3/2021	750,000	832,875
6.125%, 7/26/2020	900,000	967,500
Bank of America Corp.:
1.085%, 3/22/2016 (9)	5,000,000	5,018,195
4.250%, 10/22/2026 (1)	4,000,000	4,035,216
Citigroup, Inc.:
0.805%, 3/10/2017 (9)	6,000,000	5,998,374
0.967%, 4/27/2018 (9)	8,000,000	7,998,832
1.237%, 7/25/2016 (9)	5,000,000	5,022,305
Credit Suisse, 0.567%, 3/11/2016 (9)	5,000,000	5,000,520
Deutsche Bank AG/London, 0.754%, 5/30/2017 (9)	3,000,000	2,999,703
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,175,151
Goldman Sachs Group, Inc.:
1.374%, 11/15/2018 (9)	5,000,000	5,054,560
1.437%, 4/23/2020 (9)	8,000,000	8,100,208

1.478%, 4/30/2018 (1) (9)	5,000,000	5,069,375
HSBC USA, Inc., 0.565%, 6/23/2017 (9)	4,000,000	3,990,144
ING Bank NV, 5.800%, 9/25/2023 (1) (6) (7)	3,000,000	3,392,763
Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (1) (6) (7)	5,000,000	5,112,500
Morgan Stanley:
1.011%, 1/5/2018 (9)	3,000,000	3,014,190
5.000%, 11/24/2025 (1)	6,000,000	6,494,994
5.500%, 7/28/2021	1,500,000	1,719,701
Standard Chartered PLC, 5.200%, 1/26/2024 (1) (6) (7)	3,500,000	3,786,443
Turkiye Halk Bankasi AS, 4.750%, 6/4/2019 (6) (7)	3,500,000	3,533,250
Turkiye Is Bankasi, 7.850%, 12/10/2023 (1) (6) (7)	250,000	278,250

		93,317,549
Beverages - 0.5%
PepsiCo, Inc., 0.492%, 2/26/2016 (9)	5,000,000	5,007,935
Biotechnology - 0.5%
Amgen, Inc., 0.664%, 5/22/2017 (9)	5,000,000	5,008,725
Chemicals - 1.9%
Braskem America Finance Co., 7.125%, 7/22/2041 (6) (7)	6,000,000	5,671,200
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (6) (7)	2,750,000	2,887,500
Mexichem SAB de C.V., 6.750%, 9/19/2042 (6) (7)	8,400,000	9,114,000
OCP SA, 6.875%, 4/25/2044 (6) (7)	2,500,000	2,728,625

		20,401,325
Commercial Services - 0.9%
ADT Corp.:
3.500%, 7/15/2022 (1)	2,750,000	2,543,200
4.875%, 7/15/2042	8,000,000	6,400,000
6.250%, 10/15/2021 (1)	1,000,000	1,077,500

		10,020,700
Computers - 0.8%
Hewlett-Packard Co., 1.217%, 1/14/2019 (1) (9)	2,250,000	2,251,082
Seagate HDD Cayman:
4.875%, 6/1/2027 (6) (7)	3,000,000	3,036,987
5.750%, 12/1/2034 (6) (7)	3,500,000	3,605,896

		8,893,965
Distribution/Wholesale - 0.2%
Ingram Micro, Inc., 4.950%, 12/15/2024	2,500,000	2,604,625
Diversified Financial Services - 3.0%
AerCap Ireland Capital, Ltd., 4.500%, 5/15/2021 (1) (6) (7)	4,000,000	4,170,000
Ally Financial, Inc., 4.125%, 2/13/2022 (1)	6,000,000	5,865,000
American Express Credit Corp., 0.535%, 6/5/2017 (9)	7,500,000	7,488,787
Blackstone Holdings Finance Co. LLC, 6.250%, 8/15/2042 (6) (7)	1,000,000	1,213,389
General Electric Capital Corp., 0.874%, 1/8/2016 (9)	4,000,000	4,014,544
Jefferies Group, LLC, 6.500%, 1/20/2043	5,000,000	4,932,315
Navient Corp, 7.250%, 1/25/2022 (1)	1,500,000	1,622,970
Nomura Holdings, Inc., 1.720%, 9/13/2016 (9)	4,000,000	4,050,568

		33,357,573
Electric - 0.9%
CMS Energy Corp., 5.050%, 3/15/2022 (1)	1,000,000	1,117,162
Entergy Corp., 3.625%, 9/15/2015	5,000,000	5,034,885
Georgia Power Co., 0.591%, 3/15/2016 (9)	4,000,000	3,999,528

		10,151,575
Food - 0.8%
ConAgra Foods, Inc., 0.646%, 7/21/2016 (9)	4,000,000	3,988,668
Kroger Co., 0.804%, 10/17/2016 (9)	3,000,000	3,009,147
Nabisco, Inc., 7.550%, 6/15/2015	2,000,000	2,004,622

		9,002,437
Forest Products & Paper - 0.0%
International Paper Co., 8.700%, 6/15/2038	250,000	346,268
Healthcare-Products - 0.5%
Mallinckrodt International Finance SA, 4.750%, 4/15/2023	6,000,000	5,786,250

Holding Companies-Diversified - 0.6%
Leucadia National Corp.:
5.500%, 10/18/2023	4,000,000	4,166,200
6.625%, 10/23/2043	3,000,000	2,898,867

		7,065,067
Insurance - 1.0%
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	316,911
Berkshire Hathaway Finance Corp., 0.446%, 1/13/2017 (9)	2,500,000	2,504,925
First American Financial Corp., 4.300%, 2/1/2023 (1)	2,000,000	2,019,190
MetLife, Inc., 5.000%, 6/15/2015	4,500,000	4,507,047
Voya Financial, Inc., 5.500%, 7/15/2022	1,000,000	1,146,219

		10,494,292
Internet - 1.3%
Amazon.com, Inc., 4.800%, 12/5/2034	5,000,000	5,195,825
eBay, Inc., 4.000%, 7/15/2042 (1)	5,000,000	4,294,065
Netflix, Inc.:
5.375%, 2/1/2021	250,000	261,875
5.750%, 3/1/2024	4,750,000	4,987,500

		14,739,265
Iron/Steel - 2.6%
Allegheny Technologies, Inc., 6.375%, 8/15/2023	2,000,000	2,099,940
ArcelorMittal:
6.250%, 3/1/2021 (1)	750,000	794,063
7.750%, 10/15/2039	1,000,000	1,033,430
Glencore Funding LLC:
1.445%, 5/27/2016 (6) (7) (9)	1,500,000	1,504,687
4.125%, 5/30/2023 (6) (7)	2,000,000	2,000,876
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (6) (7)	8,000,000	7,696,000
Samarco Mineracao SA, 5.750%, 10/24/2023 (1) (6) (7)	5,000,000	5,037,500
Vale Overseas, Ltd., 6.875%, 11/21/2036 (1)	8,500,000	8,401,315

		28,567,811
Media - 1.0%
DIRECTV Holdings LLC, 5.150%, 3/15/2042	4,000,000	3,930,404
NBCUniversal Enterprise, Inc., 0.812%, 4/15/2016 (6) (7) (9)	4,000,000	4,013,560
Viacom, Inc., 4.375%, 3/15/2043	2,500,000	2,148,843
Walt Disney Co., 0.594%, 5/30/2019 (9)	1,000,000	1,002,171

		11,094,978
Mining - 2.4%
Barrick North America Finance LLC, 5.700%, 5/30/2041	4,000,000	3,911,748
Glencore Finance Canada, Ltd., 6.900%, 11/15/2037 (6) (7)	2,500,000	2,865,400
Newmont Mining Corp., 6.250%, 10/1/2039	2,000,000	2,057,784
Rio Tinto Finance USA PLC, 1.111%, 6/17/2016 (9)	4,000,000	4,012,172
Southern Copper Corp.:
5.250%, 11/8/2042	5,000,000	4,513,750
7.500%, 7/27/2035	3,000,000	3,429,927
Teck Resources, Ltd., 6.250%, 7/15/2041	6,050,000	5,395,505

		26,186,286
Miscellaneous Manufacturing - 0.3%
Trinity Industries, Inc., 4.550%, 10/1/2024	3,000,000	2,940,252
Oil & Gas - 3.7%
Chesapeake Energy Corp., 6.125%, 2/15/2021	1,000,000	1,022,500
Ecopetrol SA:
7.375%, 9/18/2043	6,000,000	6,465,000
7.625%, 7/23/2019 (1)	500,000	585,885
Ensco PLC, 5.750%, 10/1/2044 (1)	8,000,000	7,733,952
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (6) (7)	7,000,000	5,855,500
Petroleos Mexicanos:
5.625%, 1/23/2046 (6) (7)	4,000,000	3,968,600
6.375%, 1/23/2045	2,500,000	2,724,500
Pride International, Inc., 7.875%, 8/15/2040 (1)	1,000,000	1,145,736
Rowan Cos., Inc., 5.400%, 12/1/2042	6,000,000	5,005,446

Transocean, Inc.:
6.000%, 3/15/2018 (1)	1,000,000	1,022,500
6.375%, 12/15/2021 (1)	3,500,000	3,303,125
7.350%, 12/15/2041 (1)	1,500,000	1,300,780
7.500%, 4/15/2031 (1)	250,000	216,250

		40,349,774
Oil & Gas Services - 0.0%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	294,431
Packaging & Containers - 1.1%
Ball Corp.:
4.000%, 11/15/2023 (1)	4,000,000	3,875,000
5.000%, 3/15/2022	7,500,000	7,743,750

		11,618,750
Pharmaceuticals - 3.3%
AbbVie, Inc.:
1.040%, 11/6/2015 (9)	9,000,000	9,020,952
4.500%, 5/14/2035	5,000,000	5,050,785
Actavis Funding SCS:
1.143%, 9/1/2016 (9)	3,500,000	3,514,696
3.850%, 6/15/2024	3,000,000	3,038,775
Bayer U.S. Finance LLC, 0.521%, 10/7/2016 (6) (7) (9)	5,000,000	5,006,780
Hospira, Inc., 5.800%, 8/12/2023	4,000,000	4,751,384
Merck & Co., Inc., 0.654%, 2/10/2020 (9)	6,000,000	6,035,664

		36,419,036
Pipelines - 1.0%
Energy Transfer Partners LP:
5.150%, 3/15/2045	6,000,000	5,650,518
6.500%, 2/1/2042	1,000,000	1,107,785
9.000%, 4/15/2019	250,000	307,197
ONEOK Partners LP, 4.900%, 3/15/2025	3,400,000	3,455,178

		10,520,678
Real Estate Investment Trusts - 1.1%
EPR Properties:
5.250%, 7/15/2023	5,000,000	5,332,500
5.750%, 8/15/2022	1,000,000	1,096,252
Health Care REIT, Inc., 4.500%, 1/15/2024 (1)	2,500,000	2,657,560
Hospitality Properties Trust:
4.500%, 6/15/2023	1,000,000	1,018,104
4.500%, 3/15/2025	2,500,000	2,532,677

		12,637,093
Retail - 1.8%
Best Buy Co., Inc., 5.000%, 8/1/2018	2,000,000	2,116,000
Brinker International, Inc., 3.875%, 5/15/2023	2,000,000	1,979,492
Coach, Inc., 4.250%, 4/1/2025	6,000,000	5,910,918
L Brands, Inc.:
6.950%, 3/1/2033	2,500,000	2,743,750
7.600%, 7/15/2037 (1)	6,000,000	6,945,000
QVC, Inc., 5.125%, 7/2/2022	250,000	262,673

		19,957,833
Semiconductors - 1.8%
Micron Technology, Inc., 5.500%, 2/1/2025 (6) (7)	8,000,000	7,959,200
QUALCOMM, Inc.:
0.546%, 5/18/2018 (9)	7,000,000	7,011,116
4.800%, 5/20/2045	5,000,000	4,998,785

		19,969,101
Software - 0.2%
Oracle Corp., 4.125%, 5/15/2045	2,000,000	1,940,820
Sovereign - 0.6%
Costa Rica Government International Bond:
5.625%, 4/30/2043 (1) (6) (7)	5,000,000	4,300,000
7.000%, 4/4/2044 (6) (7)	2,000,000	1,960,000
Republic of Armenia, 6.000%, 9/30/2020 (6) (7)	751,000	753,629

		7,013,629

Telecommunications - 5.3%
AT&T, Inc.:
0.665%, 2/12/2016 (9)	4,000,000	4,000,928
4.350%, 6/15/2045 (1)	3,000,000	2,685,000
4.800%, 6/15/2044 (1)	2,500,000	2,390,103
CenturyLink, Inc.:
7.600%, 9/15/2039	6,500,000	6,333,437
7.650%, 3/15/2042 (1)	6,750,000	6,581,250
Frontier Communications Corp.:
7.125%, 1/15/2023	5,000,000	4,812,500
7.875%, 1/15/2027	2,500,000	2,375,000
8.125%, 10/1/2018	500,000	553,435
9.000%, 8/15/2031	500,000	495,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	7,500,000	7,324,507
Telecom Italia Capital SA:
6.375%, 11/15/2033	6,000,000	6,345,000
7.721%, 6/4/2038	3,500,000	4,042,500
Telefonica Europe BV, 8.250%, 9/15/2030	1,530,000	2,149,133
Verizon Communications, Inc.:
2.021%, 9/14/2018 (9)	2,000,000	2,078,554
5.150%, 9/15/2023 (1)	5,000,000	5,593,580
Windstream Services LLC, 7.500%, 6/1/2022 (1)	1,000,000	916,250

		58,676,177
Transportation - 0.1%
FedEx Corp., 8.000%, 1/15/2019	250,000	302,263
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6) (7)	500,000	489,950

		792,213
Trucking & Leasing - 0.2%
Aviation Capital Group Corp., 4.625%, 1/31/2018 (6) (7)	2,000,000	2,087,284
Venture Capital - 0.5%
KKR Group Finance Co. III LLC, 5.125%, 6/1/2044 (6) (7)	5,000,000	5,078,020

Total Corporate Bonds & Notes (identified cost $561,767,857)		569,985,612

Municipals - 0.0%

California - 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	356,778

Total Municipals (identified cost $300,000)		356,778

U.S. Government & U.S. Government Agency Obligations - 15.6%

U.S. Treasury Bonds & Notes - 15.6%
1.375%, 7/15/2018 (1)	5,473,800	5,830,878
1.750%, 1/15/2028	1,690,290	1,954,002
1.875%, 7/15/2019 (1)	5,528,200	6,062,451
2.000%, 4/30/2016 (1)	10,000,000	10,156,250
2.000%, 7/31/2020 (1)	12,500,000	12,801,763
2.000%, 9/30/2020 (1)	10,000,000	10,224,220
2.000%, 11/30/2020 (1)	2,500,000	2,552,540
2.000%, 11/15/2021 (1)	15,000,000	15,203,910
2.000%, 2/15/2023 (1)	15,000,000	15,096,090
2.000%, 2/15/2025 (1)	5,000,000	4,958,205
2.125%, 1/15/2019 (1)	4,947,975	5,414,168
2.125%, 8/15/2021 (1)	12,500,000	12,781,250
2.250%, 11/30/2017 (1)	14,000,000	14,512,974
2.250%, 11/15/2024 (1)	15,000,000	15,213,285
2.500%, 5/15/2024 (1)	5,000,000	5,187,110
3.000%, 8/31/2016 (1)	15,000,000	15,482,820
3.000%, 5/15/2042 (1)	7,000,000	7,191,408
3.250%, 5/31/2016 (1)	10,000,000	10,292,970

Total U.S. Government & U.S. Government Agency Obligations (identified cost $169,091,772)		170,916,294

U.S. Government Agency-Mortgage Securities - 28.6%

Federal Home Loan Mortgage Corporation - 15.5%
3.000%, 11/1/2042	1,692,645	1,717,815
3.000%, 4/1/2043	7,030,900	7,134,564
3.000%, 4/1/2043	2,772,014	2,812,610
3.000%, 4/1/2043	1,991,131	2,020,606
3.000%, 5/1/2043	3,536,459	3,586,956
3.000%, 7/1/2043	13,574,907	13,765,662
3.000%, 9/1/2043	13,685,877	13,876,754
3.000%, 4/1/2045	11,972,348	12,130,000
3.000%, 5/1/2045	6,500,000	6,585,592
3.500%, 12/1/2040	1,274,218	1,335,495
3.500%, 12/1/2041	1,367,139	1,432,947
3.500%, 3/1/2042	466,730	489,211
3.500%, 12/1/2042	1,070,663	1,122,242
3.500%, 7/1/2043	6,502,892	6,793,285
3.500%, 9/1/2043	13,259,690	13,850,144
3.500%, 11/1/2043	11,996,385	12,530,476
3.500%, 1/1/2044	12,280,047	12,826,767
3.500%, 2/1/2044	12,556,031	13,115,038
3.500%, 11/1/2044	9,237,778	9,649,053
4.000%, 4/1/2026	803,756	860,877
4.000%, 10/1/2031	1,255,572	1,352,536
4.000%, 12/1/2039	982,945	1,052,438
4.000%, 12/1/2040	423,211	454,213
4.000%, 12/1/2040	5,657,050	6,058,061
4.000%, 3/1/2041	447,489	479,160
4.000%, 4/1/2041	9,869,547	10,634,121
4.000%, 8/1/2041	279,169	298,939
4.000%, 11/1/2041	1,129,567	1,209,129
4.500%, 9/1/2031	582,271	639,125
4.500%, 3/1/2039	265,649	291,366
4.500%, 5/1/2039	983,368	1,080,427
4.500%, 2/1/2040	256,235	278,612
4.500%, 11/1/2040	799,716	878,779
4.500%, 2/1/2041	1,634,568	1,778,304
4.880%, 7/8/2025	4,000,000	4,019,940
5.000%, 12/1/2035	123,647	137,471
5.000%, 1/1/2038	61,995	68,702
5.000%, 3/1/2038	223,598	247,917
5.000%, 3/1/2038	69,221	76,841
5.000%, 2/1/2039	274,318	304,152
5.000%, 1/1/2040	313,344	350,888
6.000%, 6/1/2037	263,674	300,418
6.000%, 1/1/2038	266,027	303,241

		169,930,874
Federal National Mortgage Association - 12.8%
3.000%, 3/1/2043	3,687,759	3,751,040
3.000%, 7/1/2043	9,072,315	9,218,624
3.000%, 7/1/2043	18,150,824	18,446,901
3.000%, 8/1/2043	13,720,353	13,941,676
3.000%, 9/1/2044	13,286,087	13,487,610
3.000%, 1/1/2045	14,562,749	14,783,637
3.000%, 2/1/2045	19,828,449	20,129,207
3.500%, 7/1/2032	678,681	719,030
3.500%, 5/1/2042	1,642,238	1,719,090
3.500%, 10/1/2042	1,177,784	1,238,068
3.500%, 10/1/2042	1,510,208	1,580,957
3.500%, 10/1/2042	1,890,688	1,983,636
3.500%, 11/1/2042	806,099	843,901
3.500%, 12/1/2042	1,554,362	1,627,473
3.500%, 1/1/2043	4,400,826	4,611,459

3.500%, 5/1/2043	17,066,534	17,863,524
4.000%, 11/1/2040	519,850	557,148
4.000%, 1/1/2041	883,899	947,721
4.000%, 2/1/2041	777,203	833,005
4.000%, 2/1/2041	4,146,679	4,447,629
4.000%, 3/1/2041	295,199	318,384
4.000%, 11/1/2041	865,486	926,136
4.500%, 6/1/2039	1,420,830	1,560,328
4.500%, 8/1/2041	848,059	927,177
5.000%, 7/1/2022	600,757	641,731
5.000%, 3/1/2035	483,450	539,803
5.000%, 5/1/2042	1,139,298	1,268,611
5.500%, 2/1/2034	82,324	93,648
5.500%, 7/1/2036	456,394	518,428
5.500%, 8/1/2037	853,069	968,081
5.500%, 6/1/2038	102,572	116,010
6.000%, 12/1/2038	58,167	66,460
6.000%, 5/1/2039	347,156	399,927
6.500%, 10/1/2037	100,230	115,947
6.500%, 11/1/2037	79,522	89,474

		141,281,481
Government National Mortgage Association - 0.3%
4.000%, 10/15/2040	840,256	903,938
4.000%, 12/15/2040	1,093,898	1,175,550
4.000%, 4/15/2041	1,011,917	1,087,583
5.500%, 8/20/2038	163,838	176,499
5.500%, 2/15/2039	87,451	99,110
6.000%, 12/15/2038	102,397	117,389
6.000%, 1/15/2039	58,349	66,892

		3,626,961

Total U.S. Government Agency-Mortgage Securities (identified cost $306,408,640)		314,839,316

Short-Term Investments - 23.6%

Collateral Pool Investments for Securities on Loan - 21.3%
Collateral pool allocation (3)		234,120,231
Mutual Funds - 1.4%
BMO Prime Money Market Fund, Class I, 0.010% (4)	15,243,516	15,243,516
U.S. Treasury Bills - 0.9%
0.070%, 8/6/2015 (1) (11)	$10,000,000	10,000,000

Total Short-Term Investments (identified cost $259,362,510)		259,363,747

Total Investments - 120.1% (identified cost $1,301,121,006)		1,319,847,441
Other Assets and Liabilities - (20.1)%		(220,470,593)

Total Net Assets - 100.0%		$1,099,376,848

Monegy High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 97.7%

Advertising - 0.3%
MDC Partners, Inc., 6.750%, 4/1/2020 (6) (7)	$264,000	$263,010
Aerospace/Defense - 1.1%
Spirit Aerosystems, Inc., 6.750%, 12/15/2020	340,000	360,400
TransDigm, Inc., 6.500%, 7/15/2024	200,000	205,000
Triumph Group, Inc., 4.875%, 4/1/2021	320,000	316,800

		882,200
Agriculture - 0.8%
Alliance One International, Inc., 9.875%, 7/15/2021	277,000	242,029
Vector Group, Ltd., 7.750%, 2/15/2021	325,000	350,593

		592,622
Airlines - 1.1%
American Airlines Group, Inc., 4.625%, 3/1/2020 (6) (7)	373,000	363,675
United Continental Holdings, Inc.:
6.000%, 12/1/2020	150,000	156,000
6.375%, 6/1/2018	276,000	289,110

		808,785
Apparel - 0.9%
Levi Strauss & Co., 5.000%, 5/1/2025 (6) (7)	236,000	236,295
Perry Ellis International, Inc., 7.875%, 4/1/2019	155,000	162,169
Quiksilver, Inc., 7.875%, 8/1/2018 (6) (7)	277,000	262,111

		660,575
Auto Manufacturers - 2.1%
Fiat Chrysler Automobiles, 5.250%, 4/15/2023 (6) (7)	250,000	251,875
General Motors Co.:
4.000%, 4/1/2025	300,000	300,186
5.200%, 4/1/2045	331,000	339,030
Jaguar Land Rover Automotive PLC, 4.250%, 11/15/2019 (6) (7)	300,000	310,500
Navistar International Corp., 8.250%, 11/1/2021	381,000	382,905

		1,584,496
Auto Parts & Equipment - 3.0%
American Axle & Manufacturing, Inc.:
5.125%, 2/15/2019	139,000	143,691
6.250%, 3/15/2021	152,000	161,500
6.625%, 10/15/2022	201,000	216,829
Dana Holding Corp.:
5.500%, 12/15/2024	59,000	60,475
6.750%, 2/15/2021	120,000	127,500
Goodyear Tire & Rubber Co.:
7.000%, 5/15/2022	68,000	74,715
8.250%, 8/15/2020	258,000	272,190
Meritor, Inc.:
6.250%, 2/15/2024	270,000	275,737
6.750%, 6/15/2021	160,000	166,800
Pittsburgh Glass Works LLC, 8.000%, 11/15/2018 (6) (7)	421,000	445,207
Tenneco, Inc., 5.375%, 12/15/2024	74,000	77,330
Titan International, Inc., 6.875%, 10/1/2020	286,000	265,623

		2,287,597
Banks - 1.0%
CIT Group, Inc.:
5.000%, 8/15/2022	491,000	505,730

5.375%, 5/15/2020	52,000	55,315
5.500%, 2/15/2019 (6) (7)	189,000	200,104

		761,149
Beverages - 0.5%
Cott Beverages, Inc.:
5.375%, 7/1/2022 (6) (7)	261,000	256,433
6.750%, 1/1/2020 (6) (7)	158,000	166,690

		423,123
Building Materials - 2.2%
Builders FirstSource, Inc., 7.625%, 6/1/2021 (6) (7)	273,000	286,650
Gibraltar Industries, Inc., 6.250%, 2/1/2021	314,000	325,775
Louisiana-Pacific Corp., 7.500%, 6/1/2020	439,000	471,925
Norbord, Inc., 6.250%, 4/15/2023 (6) (7)	289,000	291,890
Vulcan Materials Co., 7.500%, 6/15/2021	259,000	309,505

		1,685,745
Chemicals - 1.5%
Axiall Corp., 4.875%, 5/15/2023	195,000	192,806
Huntsman International LLC, 5.125%, 11/15/2022 (6) (7)	182,000	182,910
Kraton Polymers LLC, 6.750%, 3/1/2019	300,000	307,688
PolyOne Corp., 7.375%, 9/15/2020	216,000	227,070
Tronox Finance LLC, 6.375%, 8/15/2020	287,000	276,955

		1,187,429
Coal - 0.9%
Murray Energy Corp., 11.250%, 4/15/2021 (6) (7)	350,000	338,625
SunCoke Energy Partners LP:
7.375%, 2/1/2020 (6) (7)	181,000	186,430
7.375%, 2/1/2020 (6) (7)	125,000	128,750
SunCoke Energy, Inc., 7.625%, 8/1/2019	52,000	52,559

		706,364
Commercial Services - 5.8%
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (6) (7)	185,000	181,994
Deluxe Corp., 6.000%, 11/15/2020	218,000	231,352
FTI Consulting, Inc.:
6.000%, 11/15/2022	68,000	72,505
6.750%, 10/1/2020	316,000	331,800
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	264,000	273,240
Hertz Corp.:
6.750%, 4/15/2019	63,000	65,362
7.500%, 10/15/2018	500,000	518,750
Live Nation Entertainment, Inc., 7.000%, 9/1/2020 (6) (7)	200,000	214,750
Monitronics International, Inc., 9.125%, 4/1/2020	412,000	406,850
Quad/Graphics, Inc., 7.000%, 5/1/2022	282,000	277,770
Rent-A-Center, Inc.:
4.750%, 5/1/2021	50,000	44,000
6.625%, 11/15/2020	340,000	338,300
RR Donnelley & Sons Co., 7.000%, 2/15/2022	272,000	298,180
Service Corp. International:
5.375%, 1/15/2022	192,000	205,440
5.375%, 5/15/2024	259,000	275,835
Sotheby’s, 5.250%, 10/1/2022 (6) (7)	360,000	360,900
United Rentals North America, Inc.:
4.625%, 7/15/2023	125,000	125,469
5.500%, 7/15/2025	132,000	132,165
7.625%, 4/15/2022	55,000	60,363
8.250%, 2/1/2021	29,000	31,356

		4,446,381
Computers - 0.5%
DynCorp International, Inc., 10.375%, 7/1/2017	176,000	139,920
IHS, Inc., 5.000%, 11/1/2022 (6) (7)	218,000	220,725

		360,645
Cosmetics/Personal Care - 1.0%
Albea Beauty Holdings SA, 8.375%, 11/1/2019 (6) (7)	292,000	316,820

Elizabeth Arden, Inc., 7.375%, 3/15/2021	206,000	174,843
Revlon Consumer Products Corp., 5.750%, 2/15/2021	267,000	269,002

		760,665
Distribution/Wholesale - 0.4%
H&E Equipment Services, Inc., 7.000%, 9/1/2022	100,000	106,000
Interline Brands, Inc., 10.000%, 11/15/2018	181,000	190,276

		296,276
Diversified Financial Services - 3.8%
Aircastle, Ltd.:
4.625%, 12/15/2018	56,000	58,520
6.250%, 12/1/2019	74,000	81,678
7.625%, 4/15/2020	185,000	214,831
Ally Financial, Inc.:
3.750%, 11/18/2019	233,000	233,023
8.000%, 11/1/2031	152,000	187,530
Cogent Communications Finance, Inc., 5.625%, 4/15/2021 (6) (7)	212,000	206,170
CoreLogic, Inc., 7.250%, 6/1/2021	250,000	267,188
Credit Acceptance Corp., 6.125%, 2/15/2021	292,000	296,745
Fly Leasing, Ltd., 6.750%, 12/15/2020	400,000	414,000
Icahn Enterprises LP, 5.875%, 2/1/2022	150,000	157,875
International Lease Finance Corp.:
4.625%, 4/15/2021	225,000	235,125
5.875%, 8/15/2022	125,000	138,438
NewStar Financial, Inc., 7.250%, 5/1/2020 (6) (7)	169,000	173,436
PHH Corp., 6.375%, 8/15/2021	282,000	283,057

		2,947,616
Electric - 1.9%
AES Corp., 7.375%, 7/1/2021	42,000	47,224
Calpine Corp.:
5.750%, 1/15/2025	122,000	123,220
5.875%, 1/15/2024 (6) (7)	164,000	176,300
GenOn Energy, Inc., 9.500%, 10/15/2018	433,000	449,237
NRG Energy, Inc.:
6.250%, 5/1/2024	150,000	154,125
6.625%, 3/15/2023	446,000	468,300
7.875%, 5/15/2021	50,000	53,813

		1,472,219
Electrical Components & Equipment - 0.9%
Belden, Inc., 5.500%, 9/1/2022 (6) (7)	419,000	431,570
General Cable Corp., 5.750%, 10/1/2022	286,000	263,120

		694,690
Electronics - 0.5%
Viasystems, Inc., 7.875%, 5/1/2019 (6) (7)	363,000	386,141
Engineering & Construction - 1.2%
Abengoa Finance SAU:
7.750%, 2/1/2020 (6) (7)	150,000	152,250
8.875%, 11/1/2017 (6) (7)	200,000	210,000
Dycom Investments, Inc., 7.125%, 1/15/2021	333,000	352,147
MasTec, Inc., 4.875%, 3/15/2023	190,000	178,125

		892,522
Entertainment - 2.7%
AMC Entertainment, Inc., 5.875%, 2/15/2022	246,000	257,685
Cinemark USA, Inc., 7.375%, 6/15/2021	200,000	215,250
DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020 (6) (7)	277,000	278,385
National CineMedia LLC, 7.875%, 7/15/2021	502,000	532,120
Penn National Gaming, Inc., 5.875%, 11/1/2021	381,000	389,096
Regal Entertainment Group:
5.750%, 3/15/2022	105,000	108,544
5.750%, 2/1/2025	88,000	88,880
Speedway Motorsports, Inc., 5.125%, 2/1/2023 (6) (7)	176,000	178,640

		2,048,600

Environmental Control - 0.4%
Covanta Holding Corp., 5.875%, 3/1/2024	278,000	287,730
Food - 2.6%
Chiquita Brands International, Inc., 7.875%, 2/1/2021	182,000	198,607
Darling Ingredients, Inc., 5.375%, 1/15/2022	151,000	152,510
Dean Foods Co., 6.500%, 3/15/2023 (6) (7)	267,000	278,347
Dean Holding Co., 6.900%, 10/15/2017	300,000	322,125
H.J. Heinz Co., 4.875%, 2/15/2025 (6) (7)	357,000	385,560
JBS USA LLC:
5.875%, 7/15/2024 (6) (7)	100,000	103,250
7.250%, 6/1/2021 (6) (7)	163,000	173,025
8.250%, 2/1/2020 (6) (7)	184,000	197,156
Post Holdings, Inc., 7.375%, 2/15/2022	184,000	188,983

		1,999,563
Food Service - 0.4%
ARAMARK Services, Inc., 5.750%, 3/15/2020	269,000	281,273
Forest Products & Paper - 0.9%
P H Glatfelter Co., 5.375%, 10/15/2020	118,000	121,245
Sappi Papier Holding GmbH:
6.625%, 4/15/2021 (6) (7)	200,000	211,500
7.750%, 7/15/2017 (6) (7)	300,000	326,250

		658,995
Gas - 0.3%
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	264,375
Healthcare-Products - 1.2%
Alere, Inc., 6.500%, 6/15/2020	243,000	256,973
Hanger, Inc., 7.125%, 11/15/2018	262,000	264,620
Physio-Control International, Inc., 9.875%, 1/15/2019 (6) (7)	225,000	242,038
Teleflex, Inc., 5.250%, 6/15/2024	161,000	165,025

		928,656
Healthcare-Services - 5.8%
Acadia Healthcare Co., Inc.:
5.125%, 7/1/2022	18,000	18,045
6.125%, 3/15/2021	253,000	263,120
Amsurg Corp., 5.625%, 7/15/2022	377,000	387,367
Centene Corp., 4.750%, 5/15/2022	274,000	289,070
CHS/Community Health Systems, Inc.:
6.875%, 2/1/2022	276,000	295,323
8.000%, 11/15/2019	221,000	235,365
DaVita HealthCare Partners, Inc., 5.000%, 5/1/2025	182,000	181,318
Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024 (6) (7)	178,000	181,560
HCA, Inc.:
5.000%, 3/15/2024	276,000	288,420
7.500%, 2/15/2022	225,000	263,813
HealthSouth Corp., 5.750%, 11/1/2024	260,000	269,425
Kindred Healthcare, Inc., 6.375%, 4/15/2022	370,000	378,787
LifePoint Hospitals, Inc., 5.500%, 12/1/2021	394,000	415,177
Select Medical Corp., 6.375%, 6/1/2021	450,000	454,500
Tenet Healthcare Corp.:
6.750%, 2/1/2020	154,000	162,278
8.000%, 8/1/2020	320,000	335,200

		4,418,768
Holding Companies-Diversified - 0.5%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (6) (7)	359,000	381,438
Home Builders - 2.9%
Brookfield Residential Properties, Inc.:
6.125%, 7/1/2022 (6) (7)	215,000	217,150
6.500%, 12/15/2020 (6) (7)	68,000	70,210
KB Home:
7.500%, 9/15/2022	54,000	56,970
7.625%, 5/15/2023	128,000	133,120
8.000%, 3/15/2020	151,000	168,554

Meritage Homes Corp., 7.150%, 4/15/2020	275,000	298,375
Ryland Group, Inc.:
5.375%, 10/1/2022	119,000	121,380
6.625%, 5/1/2020	263,000	286,670
Taylor Morrison Communities, Inc.:
5.250%, 4/15/2021 (6) (7)	196,000	197,960
5.875%, 4/15/2023 (6) (7)	185,000	188,469
Tri Pointe Holdings, Inc.:
4.375%, 6/15/2019 (6) (7)	119,000	117,661
5.875%, 6/15/2024 (6) (7)	90,000	88,875
William Lyon Homes, Inc., 5.750%, 4/15/2019	257,000	261,497

		2,206,891
Home Furnishings - 0.6%
Tempur Sealy International, Inc., 6.875%, 12/15/2020	409,000	438,652
Household Products/Wares - 1.6%
ACCO Brands Corp., 6.750%, 4/30/2020	366,000	391,620
Central Garden and Pet Co., 8.250%, 3/1/2018	189,000	194,103
Prestige Brands, Inc., 8.125%, 2/1/2020	200,000	216,000
Spectrum Brands, Inc.:
5.750%, 7/15/2025 (6) (7)	104,000	107,640
6.375%, 11/15/2020	28,000	30,030
6.750%, 3/15/2020	242,000	255,310

		1,194,703
Internet - 1.8%
CyrusOne LP, 6.375%, 11/15/2022	241,000	254,255
Equinix, Inc., 5.750%, 1/1/2025	230,000	238,050
IAC/InterActiveCorp, 4.750%, 12/15/2022	478,000	477,402
Netflix, Inc., 5.375%, 2/1/2021	355,000	371,863

		1,341,570
Iron/Steel - 0.9%
Commercial Metals Co., 7.350%, 8/15/2018	271,000	295,390
Steel Dynamics, Inc., 6.375%, 8/15/2022	27,000	29,025
United States Steel Corp., 6.875%, 4/1/2021	373,000	384,190

		708,605
Leisure Time - 1.0%
Brunswick Corp.:
4.625%, 5/15/2021 (6) (7)	119,000	121,678
7.375%, 9/1/2023	202,000	221,190
NCL Corp., Ltd.:
5.000%, 2/15/2018	364,000	374,010
5.250%, 11/15/2019 (6) (7)	82,000	85,173

		802,051
Lodging - 0.9%
Marina District Finance Co., Inc., 9.875%, 8/15/2018	337,000	350,901
MGM Resorts International:
6.625%, 12/15/2021	165,000	178,200
6.750%, 10/1/2020	38,000	41,373
8.625%, 2/1/2019	109,000	125,895

		696,369
Machinery-Construction & Mining - 0.3%
Terex Corp., 6.000%, 5/15/2021	264,000	269,940
Media - 5.2%
Block Communications, Inc., 7.250%, 2/1/2020 (6) (7)	422,000	435,715
Cablevision Systems Corp., 8.000%, 4/15/2020	108,000	119,070
CCO Holdings LLC:
5.125%, 2/15/2023	100,000	100,250
5.125%, 5/1/2023 (6) (7)	127,000	127,953
5.250%, 3/15/2021	75,000	76,500
5.375%, 5/1/2025 (6) (7)	118,000	119,180
7.375%, 6/1/2020	180,000	192,150
Cequel Communications Holdings I LLC:
5.125%, 12/15/2021 (6) (7)	121,000	114,950

5.125%, 12/15/2021 (6) (7)	76,000	72,295
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	486,000	515,767
CSC Holdings LLC, 6.750%, 11/15/2021	168,000	183,330
DISH DBS Corp., 5.000%, 3/15/2023	392,000	378,770
Gray Television, Inc., 7.500%, 10/1/2020	267,000	285,690
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	301,000	321,318
Nielsen Finance LLC, 5.000%, 4/15/2022 (6) (7)	362,000	364,715
Sinclair Television Group, Inc, 6.375%, 11/1/2021	164,000	173,840
Sirius XM Radio, Inc.:
5.875%, 10/1/2020 (6) (7)	235,000	245,281
6.000%, 7/15/2024 (6) (7)	131,000	136,266

		3,963,040
Mining - 1.4%
First Quantum Minerals, Ltd., 7.250%, 5/15/2022 (6) (7)	465,000	449,306
FMG Resources (August 2006) Pty, Ltd.:
6.875%, 4/1/2022 (6) (7)	326,000	251,020
8.250%, 11/1/2019 (6) (7)	145,000	133,219
Hecla Mining Co., 6.875%, 5/1/2021	220,000	209,550

		1,043,095
Miscellaneous Manufacturing - 0.7%
Koppers, Inc., 7.875%, 12/1/2019	359,000	367,077
Trinseo Materials Operating SCA, 6.750%, 5/1/2022 (6) (7)	200,000	204,250

		571,327
Oil & Gas - 5.5%
Antero Resources Corp., 5.125%, 12/1/2022	211,000	211,527
Atlas Energy Holdings Operating Co. LLC, 7.750%, 1/15/2021	112,000	84,560
Berry Petroleum Co., 6.750%, 11/1/2020	152,000	130,720
Bill Barrett Corp.:
7.000%, 10/15/2022	39,000	35,880
7.625%, 10/1/2019	125,000	120,000
Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	290,000	282,025
Calumet Specialty Products Partners LP:
6.500%, 4/15/2021	186,000	187,163
7.625%, 1/15/2022	184,000	190,900
Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	99,000	101,228
Chesapeake Energy Corp.:
4.875%, 4/15/2022	90,000	86,175
6.125%, 2/15/2021	14,000	14,315
6.625%, 8/15/2020	343,000	360,081
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019	125,000	103,984
EV Energy Partners LP, 8.000%, 4/15/2019	386,000	374,420
EXCO Resources, Inc., 7.500%, 9/15/2018	205,000	141,963
Gulfport Energy Corp., 6.625%, 5/1/2023 (6) (7)	275,000	281,187
Hercules Offshore, Inc.:
6.750%, 4/1/2022 (6) (7)	51,000	15,810
7.500%, 10/1/2021 (6) (7)	142,000	47,570
Linn Energy LLC:
6.250%, 11/1/2019	182,000	156,520
8.625%, 4/15/2020	50,000	45,469
Northern Tier Energy LLC, 7.125%, 11/15/2020	241,000	251,845
PBF Holding Co. LLC, 8.250%, 2/15/2020	323,000	346,417
Seventy Seven Energy, Inc., 6.500%, 7/15/2022	209,000	132,193
Ultra Petroleum Corp., 6.125%, 10/1/2024 (6) (7)	203,000	187,521
Unit Corp., 6.625%, 5/15/2021	330,000	323,400

		4,212,873
Oil & Gas Services - 1.5%
Calfrac Holdings LP, 7.500%, 12/1/2020 (6) (7)	188,000	176,720
CGG, 6.500%, 6/1/2021	250,000	213,750
Exterran Partners LP, 6.000%, 4/1/2021	164,000	161,130
FTS International, Inc., 0.000%, 6/15/2020 (6) (7) (9) (13)	103,000	103,062
Gulfmark Offshore, Inc., 6.375%, 3/15/2022	139,000	112,590
Petroleum Geo-Services ASA, 7.375%, 12/15/2018 (6) (7)	200,000	191,500
PHI, Inc., 5.250%, 3/15/2019	95,000	92,387
Pioneer Energy Services Corp., 6.125%, 3/15/2022	97,000	79,055

		1,130,194

Packaging & Containers - 2.0%
AEP Industries, Inc., 8.250%, 4/15/2019	292,000	301,490
Ardagh Packaging Finance PLC:
6.750%, 1/31/2021 (6) (7)	300,000	310,500
7.000%, 11/15/2020 (6) (7)	70,588	72,706
Coveris Holdings SA, 7.875%, 11/1/2019 (6) (7)	250,000	256,875
Owens-Brockway Glass Container, Inc., 5.000%, 1/15/2022 (6) (7)	263,000	269,246
Sealed Air Corp., 8.375%, 9/15/2021 (6) (7)	300,000	339,000

		1,549,817
Pharmaceuticals - 1.5%
Endo Finance LLC:
5.375%, 1/15/2023 (6) (7)	92,000	90,160
5.750%, 1/15/2022 (6) (7)	20,000	20,350
7.000%, 12/15/2020 (6) (7)	193,000	203,856
7.250%, 1/15/2022 (6) (7)	200,000	213,250
Omnicare, Inc., 4.750%, 12/1/2022	163,000	177,670
Valeant Pharmaceuticals International, Inc.:
5.500%, 3/1/2023 (6) (7)	329,000	336,403
7.250%, 7/15/2022 (6) (7)	100,000	107,375

		1,149,064
Pipelines - 3.2%
Genesis Energy LP, 5.625%, 6/15/2024	243,000	240,570
Holly Energy Partners LP, 6.500%, 3/1/2020	382,000	383,910
MarkWest Energy Partners LP, 4.875%, 6/1/2025 (13)	200,000	199,000
Regency Energy Partners LP, 5.750%, 9/1/2020	229,000	253,045
Sabine Pass Liquefaction LLC:
5.625%, 3/1/2025 (6) (7)	101,000	101,379
6.250%, 3/15/2022	337,000	356,377
SemGroup Corp., 7.500%, 6/15/2021	207,000	219,420
Targa Resources Partners LP:
6.375%, 8/1/2022	200,000	212,500
6.625%, 10/1/2020 (6) (7)	362,000	384,625
Tesoro Logistics LP, 5.875%, 10/1/2020	81,000	85,212

		2,436,038
Real Estate Investment Trusts - 2.6%
ESH Hospitality, Inc., 5.250%, 5/1/2025 (6) (7)	188,000	190,350
Geo Group, Inc., 5.875%, 10/15/2024	173,000	184,678
Iron Mountain, Inc., 7.750%, 10/1/2019	250,000	264,688
iStar Financial, Inc., 7.125%, 2/15/2018	220,000	234,025
MPT Operating Partnership LP:
6.375%, 2/15/2022	159,000	172,316
6.875%, 5/1/2021	298,000	320,722
Potlatch Corp., 7.500%, 11/1/2019	337,000	385,865
RHP Hotel Properties LP, 5.000%, 4/15/2023 (6) (7)	274,000	275,370

		2,028,014
Retail - 3.9%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/2022 (6) (7)	147,000	147,551
AmeriGas Finance LLC, 7.000%, 5/20/2022	8,000	8,640
Asbury Automotive Group, Inc., 6.000%, 12/15/2024	348,000	365,835
Dillard’s, Inc., 7.130%, 8/1/2018	320,000	363,600
Ferrellgas LP, 6.750%, 1/15/2022	174,000	178,785
L Brands, Inc.:
5.625%, 2/15/2022	137,000	149,673
6.950%, 3/1/2033	36,000	39,510
7.000%, 5/1/2020	300,000	345,000
Men’s Wearhouse, Inc., 7.000%, 7/1/2022 (6) (7)	267,000	284,355
Neiman Marcus Group, Ltd. LLC, 8.000%, 10/15/2021 (6) (7)	169,000	182,097
Outerwall, Inc., 6.000%, 3/15/2019	358,000	361,580
Penske Automotive Group, Inc., 5.750%, 10/1/2022	236,000	251,340
Sonic Automotive, Inc.:
5.000%, 5/15/2023	103,000	103,258
7.000%, 7/15/2022	161,000	175,490

		2,956,714

Semiconductors - 1.4%
Advanced Micro Devices, Inc.:
7.000%, 7/1/2024	105,000	88,725
7.750%, 8/1/2020	250,000	213,750
Amkor Technology, Inc.:
6.375%, 10/1/2022	268,000	275,705
6.625%, 6/1/2021	105,000	107,756
Micron Technology, Inc.:
5.250%, 8/1/2023 (6) (7)	217,000	217,543
5.625%, 1/15/2026 (6) (7)	154,000	151,690

		1,055,169
Software - 0.8%
ACI Worldwide, Inc., 6.375%, 8/15/2020 (6) (7)	336,000	355,320
Audatex North America, Inc., 6.125%, 11/1/2023 (6) (7)	150,000	156,562
MedAssets, Inc., 8.000%, 11/15/2018	102,000	105,825

		617,707
Storage/Warehousing - 0.4%
Mobile Mini, Inc., 7.875%, 12/1/2020	272,000	289,680
Telecommunications - 10.2%
CenturyLink, Inc., 7.650%, 3/15/2042	150,000	146,250
Cincinnati Bell, Inc., 8.375%, 10/15/2020	436,000	462,705
CommScope, Inc.:
4.375%, 6/15/2020 (6) (7) (13)	57,000	57,641
5.500%, 6/15/2024 (6) (7)	233,000	233,291
Consolidated Communications, Inc., 6.500%, 10/1/2022 (6) (7)	279,000	283,185
EarthLink, Inc., 7.375%, 6/1/2020	370,000	388,500
FairPoint Communications, Inc., 8.750%, 8/15/2019 (6) (7)	350,000	371,437
Frontier Communications Corp.:
6.875%, 1/15/2025	170,000	155,763
7.125%, 1/15/2023	75,000	72,188
9.250%, 7/1/2021	254,000	279,083
GCI, Inc.:
6.750%, 6/1/2021	109,000	111,998
6.875%, 4/15/2025	189,000	194,906
Hughes Satellite Systems Corp.:
6.500%, 6/15/2019	79,000	87,196
7.625%, 6/15/2021	325,000	366,437
Inmarsat Finance PLC, 4.875%, 5/15/2022 (6) (7)	350,000	347,375
Intelsat Jackson Holdings SA, 5.500%, 8/1/2023	286,000	263,746
Intelsat Luxembourg SA, 7.750%, 6/1/2021	267,000	241,969
Level 3 Communications, Inc., 5.750%, 12/1/2022	282,000	288,697
Level 3 Financing, Inc.:
5.125%, 5/1/2023 (6) (7)	178,000	178,668
8.625%, 7/15/2020	235,000	254,094
Sprint Capital Corp., 6.875%, 11/15/2028	150,000	135,750
Sprint Communications Inc.:
6.000%, 11/15/2022	149,000	143,040
7.000%, 3/1/2020 (6) (7)	103,000	113,944
7.000%, 8/15/2020	300,000	306,750
T-Mobile USA, Inc.:
6.375%, 3/1/2025	132,000	138,105
6.625%, 11/15/2020	330,000	346,500
6.633%, 4/28/2021	280,000	299,264
UPCB Finance IV, Ltd., 5.375%, 1/15/2025 (6) (7)	200,000	201,250
ViaSat, Inc., 6.875%, 6/15/2020	326,000	347,190
West Corp., 5.375%, 7/15/2022 (6) (7)	303,000	295,046
Windstream Corp.:
6.375%, 8/1/2023	100,000	84,375
7.500%, 4/1/2023	45,000	40,613
7.750%, 10/15/2020	73,000	74,460
7.750%, 10/1/2021	455,000	432,250
7.875%, 11/1/2017	25,000	27,031

		7,770,697

Transportation - 1.2%
Era Group, Inc., 7.750%, 12/15/2022	288,000	285,120
Martin Midstream Partners LP, 7.250%, 2/15/2021	351,000	351,000
XPO Logistics, Inc., 7.875%, 9/1/2019 (6) (7)	258,000	277,995

		914,115

Total Corporate Bonds & Notes (identified cost $73,934,120)		74,715,973

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (4)	767,415	767,415

Total Short-Term Investments (identified cost $767,415)		767,415

Total Investments - 98.7% (identified cost $74,701,535)		75,483,388
Other Assets and Liabilities - 1.3%		1,019,661

Total Net Assets - 100.0%		$76,503,049

Multi-Asset Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Exchange Traded Funds - 58.2%
iShares Gold Trust Fund (1) (2)	135,850	$1,563,633
iShares International Select Dividend Fund	38,750	1,329,512
iShares Select Dividend Fund (1)	32,710	2,564,137
iShares U.S. Preferred Stock Fund (1)	59,940	2,382,615
iShares U.S. Real Estate Fund (1)	22,515	1,693,803
JPMorgan Alerian MLP Index Fund	83,900	3,630,353
PowerShares S&P 500 BuyWrite Portfolio Fund	172,460	3,690,644
PowerShares Senior Loan Portfolio Fund (1)	217,240	5,239,829
ProShares Short 20+ Year Treasury Fund (1) (2)	189,330	4,786,262
SPDR Barclays Convertible Securities Fund	62,293	3,065,439
SPDR EURO STOXX 50 Fund (1)	38,840	1,515,925
SPDR S&P Emerging Markets Dividend Fund (1)	39,210	1,340,198
Utilities Select Sector SPDR Fund (1)	25,235	1,122,958

Total Exchange Traded Funds (identified cost $35,104,139)		33,925,308

Mutual Funds - 39.9%
Absolute Strategies Fund (2)	110,623	1,209,107
BMO Monegy High Yield Bond Fund (4)	149,820	1,472,731
BMO Short-Term Income Fund (4)	125,648	1,179,834
Calamos Market Neutral Income Fund	172,680	2,255,197
Dodge & Cox Income Fund	119,823	1,657,148
DoubleLine Total Return Bond Fund	228,705	2,509,144
Fidelity Advisor Floating Rate High Income Fund	610,149	5,955,054
Merger Fund	98,642	1,571,365
PIMCO Unconstrained Bond Fund	139,017	1,558,377
T Rowe Price International Bond Fund	176,504	1,503,813
TCW Emerging Markets Income Fund	139,020	1,111,467
Templeton Global Bond Fund	105,209	1,304,594

Total Mutual Funds (identified cost $23,749,790)		23,287,831

Short-Term Investments - 32.6%

Collateral Pool Investments for Securities on Loan - 30.7%
Collateral pool allocation (3)		17,910,498
Mutual Funds - 1.9%
BMO Prime Money Market Fund, Class I, 0.010% (4)	1,133,660	1,133,660

Total Short-Term Investments (identified cost $19,044,158)		19,044,158

Total Investments - 130.7% (identified cost $77,898,087)		76,257,297
Other Assets and Liabilities - (30.7)%		(17,904,969)

Total Net Assets - 100.0%		$58,352,328

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 9.3%

California - 4.7%
Abag Finance Authority for Nonprofit Corporations, FNMA, 0.120%, 7/15/2035 (9) (14)	$5,000,000	$5,000,000
California Statewide Communities Development Authority, FNMA, 0.110%, 12/15/2037 (9) (14)	12,000,000	12,000,000
Santa Cruz Redevelopment Agency, FNMA, 0.110%, 8/15/2035 (9) (14)	12,000,000	12,000,000

		29,000,000
Federal Home Loan Mortgage Corporation - 2.4%
Federal Home Loan Mortgage Corp., 0.130%, 9/15/2038 (9) (14)	5,120,000	5,120,000
Federal Home Loan Mortgage Corp., 0.130%, 7/15/2050 (9) (14)	9,565,000	9,565,000

		14,685,000
Maryland - 2.2%
Prince Georges County Housing Authority, FHLMC, 0.110%, 2/1/2040 (9) (14)	13,900,000	13,900,000

Total Municipals		57,585,000

Mutual Funds - 6.5%
BlackRock Liquidity Funds T-Funds, 0.010%	20,000,000	20,000,000
Premier U.S. Government Money Portfolio, 0.040%	20,000,000	20,000,000

Total Mutual Funds		40,000,000

Repurchase Agreements - 43.1%
Agreement with Barclays Capital, Inc., 0.070%, dated 5/29/2015, to be repurchased at $25,000,146 on 6/1/2015, collateralized by U.S. Government Treasury Obligations with various maturities to 5/15/2044, with a market value of $25,483,324	$25,000,000	25,000,000
Agreement with Fixed Income Clearing Corp., 0.000%, dated 5/29/2015, to be repurchased at $21,584,602 on 6/1/2015, collateralized by U.S. Government Treasury Obligations with various maturities to 1/31/2019, with a market value of $22,017,236	21,584,602	21,584,602
Agreement with Goldman Sachs Group, Inc., 0.100%, dated 5/29/2015, to be repurchased at $100,000,833 on 6/1/2015, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2045, with a market value of $101,716,804	100,000,000	100,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.060%, dated 5/27/2015, to be repurchased at $50,000,583 on 6/3/2015, collateralized by U.S. Government Agency Obligations with various maturities to 4/20/2065, with a market value of $50,894,625	50,000,000	50,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.090%, dated 5/29/2015, to be repurchased at $45,000,338 on 6/1/2015, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2048, with a market value of $45,897,270	45,000,000	45,000,000
Agreement with Toronto Dominion Bank, 0.110%, dated 5/29/2015, to be repurchased at $25,000,229 on 6/1/2015, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2045, with a market value of $25,419,199	25,000,000	25,000,000

Total Repurchase Agreements		266,584,602

U.S. Government & U.S. Government Agency Obligations - 41.1%

Federal Farm Credit Bank - 3.2%
0.120%, 7/15/2015 (11)	3,500,000	3,499,487
0.140%, 7/10/2015 (11)	4,703,000	4,702,287
0.180%, 12/1/2016 (9)	5,000,000	4,998,674
0.196%, 11/14/2016 (9)	2,992,000	2,992,892
0.202%, 10/11/2016 (9)	3,250,000	3,251,361

		19,444,701
Federal Home Loan Bank - 26.6%
0.060%, 6/3/2015 (11)	15,000,000	14,999,950
0.060%, 6/17/2015 (11)	10,000,000	9,999,733
0.065%, 7/10/2015 (11)	15,000,000	14,998,944
0.072%, 6/19/2015 (11)	6,600,000	6,599,763
0.120%, 8/11/2015 (11)	1,675,000	1,674,604

0.120%, 8/12/2015 (11)	1,500,000	1,499,640
0.130%, 9/2/2015 (11)	9,125,000	9,121,936
0.130%, 9/9/2015 (11)	7,000,000	6,997,472
0.140%, 7/24/2015 (11)	10,000,000	9,997,939
0.140%, 7/31/2015 (11)	8,000,000	7,998,133
0.140%, 11/4/2015	10,000,000	9,999,233
0.147%, 11/27/2015 (9)	10,000,000	9,999,881
0.195%, 9/16/2015 (11)	5,000,000	4,997,102
0.200%, 8/17/2015	7,000,000	7,000,000
0.200%, 9/17/2015	10,000,000	10,002,127
0.300%, 1/6/2016	5,000,000	5,000,000
0.315%, 1/7/2016	15,000,000	15,006,311
0.350%, 3/7/2016	6,000,000	6,000,000
0.375%, 8/28/2015	4,500,000	4,502,451
0.400%, 3/9/2016	3,000,000	3,000,000
5.375%, 5/18/2016	5,000,000	5,241,396

		164,636,615
Federal Home Loan Mortgage Corporation - 2.9%
0.115%, 8/17/2015 (11)	7,950,000	7,948,044
0.500%, 8/28/2015	10,000,000	10,009,110

		17,957,154
Federal National Mortgage Association - 7.1%
0.065%, 6/19/2015 (11)	10,000,000	9,999,675
0.069%, 7/8/2015 (11)	10,000,000	9,999,277
0.105%, 6/1/2015 (11)	10,000,000	10,000,000
0.120%, 7/1/2015 (11)	10,000,000	9,999,000
0.500%, 7/2/2015	4,000,000	4,001,109

		43,999,061
Overseas Private Investment Corporation - 1.3%
0.110%, 9/15/2020 (9) (16)	8,000,000	8,000,000

Total U.S. Government & U.S. Government Agency Obligations		254,037,531

Total Investments - 100.0% (at amortized cost)		618,207,133
Other Assets and Liabilities - 0.0%		52,472

Total Net Assets - 100.0%		$618,259,605

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.2%

Alabama - 3.2%
Chatom Industrial Development Board:
0.400%, 8/1/2037 (9)	$14,200,000	$14,200,000
0.450%, 12/1/2024 (9)	8,000,000	8,000,000

		22,200,000
Arizona - 0.5%
Arizona Transportation Board, 4.000%, 7/1/2015	1,000,000	1,003,068
City of Goodyear, 2.000%, 7/1/2015	1,240,000	1,241,768
City of Phoenix Civic Improvement Corp., 5.000%, 7/1/2023	1,025,000	1,028,993

		3,273,829
California - 6.7%
Deutsche Bank Spears/Lifers Trust:
0.300%, 8/1/2030 (6) (7) (9)	6,403,000	6,403,000
0.300%, 8/1/2042 (6) (7) (9)	19,622,000	19,622,000
0.300%, 8/1/2048 (6) (7) (9)	9,591,000	9,591,000
State of California, 0.160%, 3/1/2035 (6) (7) (9)	10,750,000	10,750,000

		46,366,000
Colorado - 5.9%
Colorado Educational & Cultural Facilities Authority:
0.100%, 6/1/2037 (9)	3,000,000	3,000,000
0.180%, 6/1/2029 (9)	4,030,000	4,030,000
0.300%, 3/1/2035 (6) (7) (9)	14,855,000	14,855,000
Colorado Health Facilities Authority, 0.140%, 1/1/2035 (9)	10,700,000	10,700,000
Colorado Housing & Finance Authority, 0.090%, 10/1/2041 (9)	3,160,000	3,160,000
Puttable Floating Option Tax-Exempt Receipts, 0.450%, 12/1/2028 (6) (7) (9)	5,260,000	5,260,000

		41,005,000
Florida - 10.2%
City of West Palm Beach, 0.170%, 10/1/2038 (9)	27,500,000	27,500,000
County of Brevard, 0.250%, 10/1/2019 (9)	1,375,000	1,375,000
County of St. Lucie, 0.090%, 9/1/2028 (9)	8,000,000	8,000,000
Eclipse Funding Trust, 0.090%, 4/1/2037 (6) (7) (9)	2,300,000	2,300,000
Florida Department of Environmental Protection, 5.000%, 7/1/2017	5,425,000	5,500,175
Highlands County Health Facilities Authority, 0.090%, 11/15/2037 (9)	2,500,000	2,500,000
Jacksonville Pollution Control, 0.130%, 6/15/2015	16,000,000	16,000,000
Tender Option Bond Trust Receipts/Certificates, 0.200%, 11/1/2027 (6) (7) (9)	7,400,000	7,400,000

		70,575,175
Georgia - 3.7%
Appling County Development Authority, 0.110%, 9/1/2029 (9)	4,900,000	4,900,000
Columbia County Development Authority, 0.200%, 8/1/2018 (9)	1,300,000	1,300,000
Floyd County Development Authority, 0.110%, 9/1/2026 (9)	5,000,000	5,000,000
Monroe County Development Authority, 0.110%, 11/1/2048 (9)	7,000,000	7,000,000
Rockdale County Water & Sewerage Authority, 5.000%, 7/1/2025	3,400,000	3,413,293
Savannah Economic Development Authority, 0.120%, 1/1/2016 (9)	4,085,000	4,085,000

		25,698,293
Illinois - 1.5%
Jackson-Union Counties Regional Port District, 0.090%, 4/1/2024 (9)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 0.120%, 4/1/2020 (9)	8,075,000	8,075,000

		10,475,000
Indiana - 4.6%
Carmel High School Building Corp., 5.000%, 7/10/2015	1,000,000	1,005,205
Center Grove 2000 Building Corp., 2.000%, 7/10/2015	1,250,000	1,252,188

County of Posey, 0.250%, 11/3/2015 (9)	18,000,000	18,000,000
Indiana Finance Authority, 0.100%, 2/1/2037 (9)	9,500,000	9,500,000
Shelbyville Central Renovation School Building Corp., 5.000%, 7/15/2015	2,075,000	2,087,108

		31,844,501
Iowa - 2.4%
Iowa Finance Authority:
0.080%, 6/1/2027 (9)	300,000	300,000
0.120%, 3/1/2022 (9)	1,175,000	1,175,000
0.130%, 9/1/2036 (9)	4,000,000	4,000,000
0.150%, 12/1/2042 (9)	10,000,000	10,000,000
Kirkwood Community College, 2.000%, 6/1/2015	1,000,000	1,000,000

		16,475,000
Kansas - 0.3%
City of Burlington:
0.300%, 7/16/2015	1,095,000	1,095,000
0.300%, 7/16/2015	160,000	160,000
0.300%, 7/16/2015	740,000	740,000

		1,995,000
Kentucky - 1.8%
Christian County School District Finance Corp., 4.125%, 8/1/2024	1,590,000	1,600,131
Hardin County Water District No. 1, 0.090%, 9/1/2022 (9)	2,210,000	2,210,000
Kentucky Area Development Districts, 0.150%, 6/1/2033 (9)	8,610,000	8,610,000

		12,420,131
Louisiana - 2.8%
City of Baton Rouge/Parish of East Baton Rouge, 0.060%, 11/1/2019 (9)	2,400,000	2,400,000
Louisiana Public Facilities Authority, 0.080%, 12/1/2042 (9)	7,800,000	7,800,000
Parish of St. James, 0.250%, 11/1/2039 (9)	9,000,000	9,000,000

		19,200,000
Massachusetts - 1.2%
BB&T Municipal Trust, 0.200%, 10/1/2028 (6) (7) (9)	8,085,000	8,085,000
Michigan - 1.1%
City of Grand Rapids Sanitary Sewer System Revenue, 5.000%, 1/1/2030	1,330,000	1,335,082
Michigan Strategic Fund:
0.110%, 6/1/2039 (9)	805,000	805,000
0.150%, 12/1/2030 (9)	2,670,000	2,670,000
Oakland University, 0.120%, 3/1/2031 (9)	2,700,000	2,700,000

		7,510,082
Minnesota - 0.4%
City of Ramsey, 0.220%, 12/1/2023 (9)	2,485,000	2,485,000
Mississippi - 3.6%
Claiborne County:
0.330%, 6/4/2015	1,900,000	1,900,000
0.330%, 6/4/2015	2,045,000	2,045,000
Mississippi Business Finance Corp.:
0.070%, 12/1/2030 (9)	5,000,000	5,000,000
0.400%, 5/1/2037 (9)	15,898,000	15,898,000

		24,843,000
Missouri - 3.7%
Greene County Industrial Development Authority, 0.140%, 5/1/2039 (9)	1,145,000	1,145,000
Missouri State Health & Educational Facilities Authority, 0.080%, 10/1/2035 (9)	18,965,000	18,965,000
Springfield Industrial Development Authority, 0.110%, 12/1/2034 (9)	5,500,000	5,500,000

		25,610,000
Montana - 1.0%
City of Forsyth, 0.080%, 1/1/2018 (9)	7,000,000	7,000,000
Nebraska - 0.1%
Nebraska Investment Finance Authority, 0.070%, 9/1/2031 (9)	600,000	600,000
New Hampshire - 3.6%
New Hampshire Business Finance Authority, 0.160%, 9/1/2030 (9)	25,000,000	25,000,000

New Jersey - 0.7%
Township of Toms River, 1.000%, 6/23/2015	5,000,000	5,001,950
New York - 7.4%
East Rockaway Union Free School District, State Aid Withholding, 1.000%, 6/19/2015	5,000,000	5,001,460
Florida Union Free School District, State Aid Withholding, 1.000%, 6/25/2015	1,500,000	1,500,435
Frewsburg Central School District, State Aid Withholding, 1.000%, 7/16/2015	2,190,000	2,191,124
Greenwich Central School District, State Aid Withholding, 1.000%, 6/26/2015	2,335,000	2,335,830
Johnson City Central School District, State Aid Withholding, 1.000%, 7/17/2015	3,300,000	3,302,474
Metropolitan Transportation Authority, 0.100%, 11/1/2035 (9)	9,000,000	9,000,000
New York City Transitional Finance Authority, 0.090%, 5/1/2028 (9)	16,000,000	16,000,000
Owego Apalachin Central School District, State Aid Withholding, 1.000%, 2/26/2016	8,250,000	8,274,233
Phoenix Central School District, State Aid Withholding, 1.000%, 7/17/2015	2,537,000	2,538,701
Schodack Central School District, State Aid Withholding, 1.000%, 7/17/2015	1,250,000	1,250,776

		51,395,033
North Carolina - 1.4%
North Carolina Eastern Municipal Power Agency, 0.320%, 1/1/2022 (6) (7) (9)	7,725,000	7,725,000
North Carolina Housing Finance Agency, 0.350%, 10/1/2015 (9)	2,075,000	2,075,000

		9,800,000
Ohio - 0.9%
County of Warren, 0.270%, 9/1/2015 (9)	5,190,000	5,190,000
State of Ohio, 4.300%, 6/15/2015	1,020,000	1,021,584

		6,211,584
Oklahoma - 0.7%
Oklahoma Capital Improvement Authority, 5.000%, 7/1/2027	1,000,000	1,003,882
Oklahoma County Independent School District No. 89 Oklahoma City, 2.000%, 7/1/2015	1,170,000	1,171,636
Tulsa Industrial Authority, 0.300%, 11/1/2026 (9)	2,425,000	2,425,000

		4,600,518
Oregon - 0.2%
City of Lake Oswego, 2.000%, 6/1/2015	1,610,000	1,610,000
Pennsylvania - 1.7%
Barclays Capital Municipal Trust Receipts, 0.190%, 8/1/2038 (6) (7) (9)	11,605,000	11,605,000
South Carolina - 0.7%
South Carolina Jobs-Economic Development Authority, 0.120%, 6/1/2030 (9)	5,000,000	5,000,000
South Dakota - 1.9%
South Dakota Housing Development Authority:
0.180%, 11/1/2048 (9)	6,385,000	6,385,000
0.190%, 5/1/2048 (9)	6,885,000	6,885,000

		13,270,000
Texas - 2.6%
City of Temple, 2.000%, 8/1/2015	2,115,000	2,120,739
Dallam County Industrial Development Corp., 0.140%, 5/1/2039 (9)	2,800,000	2,800,000
Mission Economic Development Corp., 0.130%, 4/1/2022 (9)	11,000,000	11,000,000
Tomball Hospital Authority, 5.000%, 7/1/2023	1,105,000	1,109,276
White Settlement Independent School District, 5.000%, 8/15/2022	1,000,000	1,009,587

		18,039,602
Utah - 0.2%
Cache County School District, 5.000%, 6/15/2015	1,550,000	1,552,895
Virginia - 0.7%
Barclays Capital Municipal Trust Receipts, 0.150%, 2/1/2028 (6) (7) (9)	3,335,000	3,335,000
Lynchburg Industrial Development Authority, 0.090%, 1/1/2028 (9)	1,195,000	1,195,000

		4,530,000
Washington - 7.5%
Barclays Capital Municipal Trust Receipts, 0.200%, 6/1/2039 (6) (7) (9)	16,870,000	16,870,000
County of King, 5.000%, 12/1/2015	1,450,000	1,482,806
County of King Sewer Revenue, 0.110%, 1/1/2032 (9)	1,100,000	1,100,000
Eclipse Funding Trust, 0.090%, 1/1/2037 (6) (7) (9)	12,435,000	12,435,000
FYI Properties, 5.000%, 6/1/2015	3,945,000	3,945,000
State of Washington, 0.110%, 7/1/2032 (6) (7) (9)	12,505,000	12,505,000

Washington State Housing Finance Commission, 0.200%, 7/1/2028 (9)	3,395,000	3,395,000

		51,732,806
Wisconsin - 10.2%
Brown Deer School District, 1.000%, 10/22/2015	1,600,000	1,602,180
City of Milwaukee, 0.170%, 2/15/2032 (9)	15,000,000	15,000,000
Denmark School District, 1.000%, 8/18/2015	2,200,000	2,201,373
Merrill Area Public School District, 1.000%, 9/14/2015	5,200,000	5,207,434
Nekoosa School District, 1.000%, 8/24/2015	1,500,000	1,501,850
Peshtigo School District, 1.000%, 10/29/2015	1,400,000	1,401,691
Pulaski Community School District, 1.000%, 9/15/2015	2,500,000	2,502,479
Wisconsin Health & Educational Facilities Authority:
0.110%, 8/15/2041 (9)	11,000,000	11,000,000
0.150%, 12/1/2027 (9)	1,980,000	1,980,000
0.300%, 8/15/2034 (6) (7) (9)	25,754,260	25,754,260
Wisconsin Rapids School District, 1.000%, 9/15/2015	2,325,000	2,328,353

		70,479,620
Wyoming - 4.1%
County of Uinta, 0.060%, 8/15/2020 (9)	26,905,000	26,905,000
University of Wyoming, 5.000%, 6/1/2024	1,140,000	1,140,000

Total Municipals		685,535,019

Mutual Funds - 0.6%
Federated Tax-Free Obligations Fund, Class I, 0.010%	4,203,095	4,203,095

Total Mutual Funds		4,203,095

Total Investments - 99.8% (at amortized cost)		689,738,114
Other Assets and Liabilities - 0.2%		1,080,590

Total Net Assets - 100.0%		$690,818,704

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 17.3%

Banks - 12.3%
Bank of Nova Scotia/Houston:
0.290%, 8/12/2015 (9)	$50,000,000	$50,000,000
0.320%, 3/23/2016 (9)	15,000,000	15,000,000
Canadian Imperial Bank of Commerce/New York, 0.294%, 8/24/2015 (9)	35,000,000	35,000,000
Nordea Bank AB, 0.290%, 10/13/2015	20,000,000	20,000,000
State Street Bank, 0.321%, 10/1/2015 (9)	50,000,000	50,000,000
Toronto Dominion Bank:
0.252%, 6/8/2015 (9)	25,000,000	25,000,000
0.270%, 8/10/2015	50,000,000	50,000,000
0.301%, 4/4/2016 (9)	35,000,000	35,000,000
Wells Fargo Bank NA:
0.288%, 6/16/2015 (9)	50,000,000	50,000,000
0.306%, 11/18/2015 (9)	50,000,000	50,000,000
0.314%, 4/8/2016 (9)	25,000,000	25,000,000

		405,000,000
European Time Deposit - 5.0%
DNB NOR Bank ASA Cayman, 0.050%, 6/1/2015	65,000,000	65,000,000
Svenska Handelsbanken, Inc., 0.050%, 6/1/2015	100,000,000	100,000,000

		165,000,000

Total Certificates of Deposit		570,000,000

Commercial Paper - 44.0%

Asset-Backed Securities - 17.6%
Chariot Funding LLC:
0.270%, 7/1/2015 (6) (7) (11)	25,000,000	24,994,375
0.270%, 8/11/2015 (6) (7) (11)	23,000,000	22,987,753
0.280%, 9/22/2015 (6) (7) (11)	15,000,000	14,986,817
0.290%, 10/19/2015 (6) (7) (11)	15,000,000	14,983,083
Jupiter Securitization Corp.:
0.270%, 8/17/2015 (6) (7) (11)	50,000,000	49,971,125
0.290%, 10/13/2015 (6) (7) (11)	20,000,000	19,978,411
0.290%, 10/15/2015 (6) (7) (11)	20,000,000	19,978,089
Kells Funding LLC, 0.195%, 6/24/2015 (6) (7) (11)	20,000,000	19,997,508
Legacy Capital LLC:
0.210%, 6/8/2015 (6) (7) (11)	10,000,000	9,999,592
0.210%, 6/15/2015 (6) (7) (11)	10,000,000	9,999,183
0.260%, 7/16/2015 (6) (7) (11)	10,000,000	9,996,750
0.300%, 8/17/2015 (6) (7) (11)	10,000,000	9,993,583
0.340%, 9/8/2015 (6) (7) (11)	10,000,000	9,990,650
Liberty Street Funding LLC, 0.300%, 10/9/2015 (6) (7) (11)	25,000,000	24,974,000
Manhattan Asset Funding Co., 0.160%, 6/2/2015 (6) (7) (11)	12,000,000	11,999,947
Old Line Funding LLC:
0.270%, 9/4/2015 (6) (7) (11)	15,000,000	14,989,313
0.280%, 10/2/2015 (6) (7) (11)	25,000,000	24,976,083
0.300%, 11/10/2015 (6) (7) (11)	14,525,000	14,505,391
Regency Markets No. 1 LLC:
0.160%, 6/11/2015 (6) (7) (11)	25,000,000	24,998,889
0.160%, 6/15/2015 (6) (7) (11)	25,000,000	24,998,444
0.160%, 6/16/2015 (6) (7) (11)	25,000,000	24,998,333
0.160%, 6/18/2015 (6) (7) (11)	20,000,000	19,998,489
0.160%, 6/22/2015 (6) (7) (11)	15,000,000	14,998,600
0.160%, 6/24/2015 (6) (7) (11)	15,000,000	14,998,467
Thunder Bay Funding LLC:

0.220%, 7/16/2015 (6) (7) (11)	12,987,000	12,983,429
0.270%, 7/29/2015 (6) (7) (11)	25,000,000	24,989,125
0.280%, 9/21/2015 (6) (7) (11)	25,000,000	24,978,222
0.290%, 9/25/2015 (6) (7) (11)	18,958,000	18,940,285
0.290%, 10/2/2015 (6) (7) (11)	45,000,000	44,955,412

		581,139,348
Automobiles - 2.3%
Toyota Motor Credit Corp.:
0.270%, 8/10/2015 (11)	25,000,000	24,986,875
0.290%, 7/27/2015 (11)	50,000,000	49,977,444

		74,964,319
Beverages - 1.3%
Coca-Cola Co.:
0.200%, 9/16/2015 (6) (7) (11)	20,000,000	19,988,111
0.220%, 6/8/2015 (6) (7) (11)	23,000,000	22,999,016

		42,987,127
Consumer Products - 1.3%
Reckitt Benckiser Treasury Services PLC:
0.290%, 10/13/2015 (6) (7) (11)	26,650,000	26,621,233
0.320%, 10/26/2015 (6) (7) (11)	15,000,000	14,980,400

		41,601,633
Foreign Banks - 14.1%
Aust & NZ Banking Group, 0.285%, 12/21/2015 (6) (7) (9)	35,000,000	35,000,000
DNB Bank ASA, 0.325%, 4/18/2016 (6) (7) (9)	10,000,000	10,000,000
HSBC Bank PLC, 0.262%, 6/9/2015 (6) (7) (9)	50,000,000	50,000,000
Macquarie Bank:
0.300%, 8/21/2015 (6) (7) (11)	15,000,000	14,989,875
0.395%, 7/27/2015 (6) (7) (11)	35,000,000	34,978,494
0.400%, 8/20/2015 (6) (7) (11)	10,000,000	9,990,889
Nordea Bank AB:
0.300%, 10/22/2015 (6) (7) (11)	35,000,000	34,958,292
0.320%, 11/13/2015 (6) (7) (11)	5,000,000	4,992,667
Skandinaviska Enskilda Banken AB:
0.210%, 6/16/2015 (6) (7) (11)	7,000,000	6,999,388
0.250%, 7/24/2015 (6) (7) (11)	50,000,000	49,981,597
0.310%, 10/8/2015 (6) (7) (11)	25,000,000	24,972,229
Suncorp Metway Ltd.:
0.300%, 7/13/2015 (6) (7) (11)	15,000,000	14,994,750
0.310%, 6/25/2015 (6) (7) (11)	10,000,000	9,997,933
0.410%, 9/16/2015 (6) (7) (11)	20,000,000	19,975,628
0.420%, 11/24/2015 (6) (7) (11)	15,000,000	14,969,200
0.430%, 11/23/2015 (6) (7) (11)	15,000,000	14,968,646
Swedbank:
0.250%, 7/9/2015 (11)	17,500,000	17,495,382
0.275%, 8/3/2015 (11)	50,000,000	49,975,937
0.300%, 8/24/2015 (11)	25,000,000	24,982,500
Toronto Dominion Bank, 0.390%, 11/6/2015 (6) (7) (11)	20,000,000	19,965,767

		464,189,174
Utilities - 3.8%
Florida Power & Light Co.:
0.170%, 6/2/2015 (11)	25,000,000	24,999,882
0.200%, 6/4/2015 (11)	35,000,000	34,999,417
0.230%, 6/3/2015 (11)	65,000,000	64,999,169

		124,998,468
Winding Up Agencies - 3.6%
Erste Abwicklungsanstalt:
0.210%, 6/30/2015 (6) (7) (11)	30,000,000	29,994,925
0.220%, 8/21/2015 (6) (7) (11)	20,000,000	19,990,100
0.240%, 8/24/2015 (6) (7) (11)	20,000,000	19,988,800
0.240%, 9/17/2015 (6) (7) (11)	15,000,000	14,989,200
0.255%, 8/10/2015 (6) (7) (11)	15,000,000	14,992,563

0.270%, 8/28/2015 (6) (7) (11)	20,000,000	19,986,800

		119,942,388

Total Commercial Paper		1,449,822,457

Funding Agreements - 3.5%

Insurance - 3.5%
Metropolitan Life Insurance Co.:
0.275%, 8/1/2015 (6) (9) (16)	50,000,000	50,000,000
0.282%, 9/1/2015 (6) (9) (16)	65,000,000	65,000,000

Total Funding Agreements		115,000,000

Municipals - 8.1%

Federal Home Loan Mortgage Corporation - 0.4%
FHLMC Multifamily Variable Rate Demand Certificates, 0.130%, 9/15/2038 (9) (14)	12,395,000	12,395,000
Hawaii - 0.6%
Hawaii State Department of Budget & Finance, 0.200%, 3/1/2037 (9) (14)	19,485,000	19,485,000
Iowa - 0.2%
Iowa Finance Authority, 0.140%, 1/1/2039 (9) (14)	5,990,000	5,990,000
Massachusetts - 0.7%
Massachusetts Development Finance Agency, 0.080%, 10/1/2031 (9)	23,785,000	23,785,000
Michigan - 1.5%
University of Michigan, 0.060%, 4/1/2038 (9)	49,810,000	49,810,000
New York - 3.2%
New York City Housing Development Corp., FNMA, 0.100%, 6/15/2034 (9) (14)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.100%, 11/15/2038 (9) (14)	56,100,000	56,100,000

		105,100,000
North Dakota - 0.4%
North Dakota Housing Finance Agency, 0.090%, 1/1/2039 (9) (14)	13,155,000	13,155,000
Tennessee - 0.3%
Johnson City Health & Educational Facilities Board, 0.120%, 8/15/2043 (9)	11,075,000	11,075,000
Vermont - 0.2%
BB&T Municipal Trust, 0.430%, 5/1/2027 (9)	7,050,000	7,050,000
Wisconsin - 0.6%
Wisconsin Housing & Economic Development Authority:
0.100%, 3/1/2035 (9) (14)	9,950,000	9,950,000
0.140%, 9/1/2035 (9) (14)	10,730,000	10,730,000

		20,680,000

Total Municipals		268,525,000

Mutual Funds - 7.0%
BlackRock Liquidity Funds TempFund, 0.150%	115,000,000	115,000,000
Premier Portfolio, 0.150%	115,000,000	115,000,000

Total Mutual Funds		230,000,000

Notes-Variable - 4.5%

Automobiles - 1.8%
American Honda Finance Corp.:
0.261%, 6/4/2015 (9)	$25,000,000	25,000,000
0.296%, 1/11/2016 (9)	32,000,000	32,000,000

		57,000,000
Foreign Banks - 2.1%
Royal Bank of Canada, 0.491%, 12/16/2015 (9)	70,000,000	70,079,867
Insurance - 0.6%
New York Life Global Funding, 0.279%, 10/29/2015 (6) (7) (9)	20,000,000	20,000,000

Total Notes-Variable		147,079,867

Repurchase Agreements - 14.5%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 5/29/2015, to be repurchased at $22,454,878 on 6/1/2015, collateralized by a U.S. Government Treasury Obligation with a maturity of 1/31/2019, with a market value of $22,907,504	22,454,878	22,454,878
Agreement with Goldman Sachs Group, Inc., 0.100%, dated 5/29/2015, to be repurchased at $250,002,083 on 6/1/2015, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2045, with a market value of $254,332,554	250,000,000	250,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.060%, dated 5/28/2015, to be repurchased at $100,001,167 on 6/4/2015, collateralized by U.S. Government Agency Obligations with various maturities to 8/20/2059, with a market value of $101,716,351	100,000,000	100,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.090%, dated 5/29/2015, to be repurchased at $80,000,600 on 6/1/2015, collateralized by U.S. Government Agency Obligations with various maturities to 3/20/2065, with a market value of $81,379,873	80,000,000	80,000,000
Agreement with Toronto Dominion Bank, 0.110%, dated 5/29/2015, to be repurchased at $25,000,229 on 6/1/2015, collateralized by U.S. Government Agency Obligations with various maturities to 4/20/2065, with a market value of $25,428,291	25,000,000	25,000,000

Total Repurchase Agreements		477,454,878

U.S. Government & U.S. Government Agency Obligations - 1.1%

Federal Home Loan Bank - 1.1%
0.350%, 3/7/2016	24,000,000	24,000,000
0.400%, 3/9/2016	12,000,000	12,000,000

Total U.S. Government & U.S. Government Agency Obligations		36,000,000

Total Investments - 100.0% (at amortized cost)		3,293,882,202
Other Assets and Liabilities - 0.0%		(85,551)

Total Net Assets - 100.0%		$3,293,796,651

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2015. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of May 31, 2015. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Please refer to Note 3, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 8, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(5)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2015, these securities amounted to:

Fund	Amount	% of Total Net Assets
TCH Emerging Markets Bond Fund	$6,066,978	77.23%
Alternative Strategies Fund	429,583	1.22
Ultra Short Tax-Free Fund	162,408,738	20.32
Short Tax-Free Fund	1,668,298	1.27
Short-Term Income Fund	32,309,599	13.71
Intermediate Tax-Free Fund	34,682,432	2.00
Mortgage Income Fund	7,916,316	6.73
TCH Intermediate Income Fund	17,863,888	13.42
TCH Corporate Income Fund	46,484,274	14.47
TCH Core Plus Bond Fund	126,187,919	11.48
Monegy High Yield Bond Fund	22,018,091	28.78
Tax-Free Money Market Fund	174,495,260	25.26
Prime Money Market Fund	1,292,405,851	39.24

(7)	Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.

(8)	Foreign security value denominated in U.S. Dollars. Principal amount listed represents adjusted par in local currency.

(9)	Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2015.

(10)	All or a portion of this security is segregated as collateral for securities sold short.

(11)	Each issue shows the rate of the discount at the time of purchase.

(12)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(13)	Purchased on a when-issued or delayed delivery basis.

(14)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 2.53%, 9.31% and 5.37%, respectively, as calculated based upon total portfolio market value.

(15)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(16)	Securities have redemption features that may delay redemption beyond seven days.

(17)	Issue is in default or bankruptcy.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BAM	-	Build America Mutual Assurance Company
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
CMI	-	California Mortgage Insurance
COLL	-	Collateralized
ETF	-	Exchange Traded Fund
FDIC	-	Federal Depository Insurance Corporation
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MAC	-	Municipal Assurance Corporation
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
SAW	-	State Aid Withholding
SPDR	-	Standard & Poor’s Depository Receipts
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of May 31, 2015, the Corporation consisted of 43 portfolios. As of May 31, 2015, this Notes to Schedules of Investments of the quarterly report includes 28 diversified portfolios of the Corporation (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings. As of May 31, 2015, the Corporation also consisted of 10 target retirement and 5 target risk portfolios whose Notes to Schedules of Investments is disclosed separately within the quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29,2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund(1)	September 30, 2013	To provide capital appreciation.
Pyrford Global Equity Fund(1)	December 27, 2013	To provide capital appreciation.
Pyrford International Stock Fund(1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund(1)	December 22, 2008	To provide capital appreciation.
TCH Emerging Markets Bond Fund(1)	September 30, 2013	To maximize total return consistent with current income.
Alternative Strategies Fund (1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Mortgage Income Fund	December 13, 1992	To provide current income.
TCH Intermediate Income Fund	November 19, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
Monegy High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Multi-Asset Income Fund	December 27, 2013	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal
Tax-Free Money Market Fund	September 22, 2004	To provide current income exempt from federal income tax consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal

(1)	Collectively referred to as the “International Funds”.

On December 22, 2014, the BMO Pyrford Global Strategic Return Fund and BMO Global Natural Resources Fund ceased operations and liquidated assets.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by the Fund and their respective gross unrealized appreciation and depreciation at May 31, 2015 are as follows:

	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$86,599,951		$10,244,863	$(1,722,734)	$8,522,129
Dividend Income Fund	155,999,113		25,104,163	(1,864,039)	23,240,124
Large Cap Value Fund	333,875,717		56,342,503	(3,760,244)	52,582,259
Large-Cap Growth Fund	407,932,311		64,072,366	(3,645,872)	60,426,494
Mid-Cap Value Fund	368,952,783		97,990,662	(6,293,341)	91,697,321
Mid-Cap Growth Fund	284,589,079		82,438,696	(5,775,877)	76,662,819
Small-Cap Value Fund	115,583,845		14,457,712	(4,516,838)	9,940,874
Small-Cap Core Fund	5,579,607		563,506	(209,569)	353,937
Small-Cap Growth Fund	924,206,886		190,706,594	(38,025,366)	152,681,228
Global Low Volatility Equity Fund	5,205,884		494,953	(92,314)	402,639
Pyrford Global Equity Fund	1,624,179		89,719	(71,649)	18,070
Pyrford International Stock Fund	656,535,998		55,428,397	(18,265,773)	37,162,624
LGM Emerging Markets Equity Fund	170,326,189		28,297,049	(13,697,443)	14,599,606
TCH Emerging Markets Bond Fund	10,143,121		219,890	(129,383)	90,507
Alternative Strategies Fund	36,613,274		1,792,142	(434,375)	1,357,767
Ultra Short Tax-Free Fund	804,811,244		1,492,633	(831,340)	661,293
Short Tax-Free Fund	129,474,038		1,006,986	(315,131)	691,855
Short-Term Income Fund	276,185,425		1,356,866	(1,014,181)	342,685
Intermediate Tax-Free Fund	1,674,563,098		49,662,720	(6,058,050)	43,604,670
Mortgage Income Fund	114,172,965		3,416,326	(270,593)	3,145,733
TCH Intermediate Income Fund	169,212,038		1,774,956	(480,031)	1,294,925
TCH Corporate Income Fund	379,623,889		8,188,609	(2,976,439)	5,212,170
TCH Core Plus Bond Fund	1,301,132,514		27,761,645	(9,046,718)	18,714,927
Monegy High Yield Bond Fund	74,702,586		1,922,801	(1,141,999)	780,802
Multi-Asset Income Fund	77,916,422		599,390	(2,258,551)	(1,659,161)
Government Money Market Fund	618,207,133	*	—	—	—
Tax-Free Money Market Fund	689,738,114	*	—	—	—
Prime Money Market Fund	3,293,882,202	*	—	—	—

*	At amortized cost

3. Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of May 31, 2015:

Description	Value
State Street Navigator Securities Lending Prime Portfolio Money Market Fund, 0.150%	$48,832,457

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity	$1,079,035	$1,114,319
Pyrford Global Equity	305,287	315,970
Pyrford International Stock	27,059,991	28,440,244
LGM Emerging Markets Equity	14,269,213	15,126,248
TCH Emerging Markets Bond	2,063,353	2,122,413

Total	$44,776,879	$47,119,194

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of May 31, 2015 (1):

Description	Value
American Honda Finance Corp., 0.261%, 6/4/2015 (2)	$20,000,000
American Honda Finance Corp., 0.296%, 1/11/2016 (2)	13,000,689
Australia & New Zealand Banking Group Ltd., 0.285%, 12/21/2015 (2)	15,000,000
Bank of Nova Scotia, 0.268%, 8/12/2015 (2)	46,995,770
Blackrock Liquidity TempCash Money Market Fund, 0.051%	12,883,229
Blackrock Liquidity TempFund Money Market Fund, 0.066%	54,514,538
Canadian Imperial Bank, 0.345%, 9/28/2015 (2)	10,000,260
Chariot Funding LLC, 0.350%, 9/22/2015 (3)	9,985,844
Chariot Funding LLC, 0.290%, 10/13/2015 (3)	8,986,950
Chariot Funding LLC, 0.290%, 10/19/2015 (3)	9,985,419
Coca-Cola Co., 0.220%, 6/8/2015 (3)	9,687,966
Commonwealth Bank of Australia, 0.290%, 9/18/2015 (2)	26,360,700
DNB ASA, 0.320%, 9/14/2015 (3)	9,984,178
DNB ASA, 0.325%, 4/8/2016 (2)	15,000,000
Dreyfus Institutional Cash Advantage Money Market Fund, 0.080%	959,166
Dreyfus Institutional Cash Advantage Money Market Fund, 0.040%	133,307
Erste Abwicklungsanstalt, 0.215%, 7/1/2015 (3)	29,962,375
Erste Abwicklungsanstalt, 0.255%, 8/10/2015 (3)	9,990,083
Fidelity Institutional Money Market Fund, 0.094%	126,803,342
General Electric Capital Corp, 0.300%, 6/29/2015	5,520,525
General Electric Capital Corp, 0.330%, 7/2/2015	10,011,160
General Electric Capital Corp, 0.323%, 1/8/2016 (2)	17,663,994
Goldman Sachs Financial, 0.102%	15,736,562
HSBC Bank, PLC, 0.262%, 6/9/2015 (2)	25,000,000
International Business, 0.299%, 2/5/2016 (2)	8,606,364
JP Morgan Liquid Asset Money Market Fund, 0.103%	126,451,889
Jupiter Securitization Co., 0.270%, 8/17/2015 (3)	18,462,676
Jupiter Securitization Co., 0.270%, 8/20/2015 (3)	24,949,750
Macquarie Bank Ltd., 0.200%, 6/26/2015 (3)	14,994,666
Macquarie Bank Ltd., 0.395%, 7/27/2015 (3)	14,970,046
Manhattan Asset Funding Co., 0.200%, 6/2/2015 (3)	9,998,167
Metlife Funding, 0.282%, 7/29/2015 (2)	20,000,000
Nordea Bank, 0.300%, 10/22/2015 (3)	14,977,125
Nordea Bank, 0.321%, 11/13/2015 (3)	9,983,822
Old Line Funding Corp., 0.250%, 6/22/2015 (3)	22,975,563
Old Line Funding Corp., 0.270%, 8/3/2015 (3)	14,979,638
Old Line Funding Corp., 0.270%, 9/4/2015 (3)	9,986,350
Reckitt Benckiser, 0.300%, 7/30/2015 (3)	4,989,750
Reckitt Benckiser, 0.291%, 10/13/2015 (3)	4,990,494
Regency Markets LLC, 0.160%, 6/11/2015 (3)	9,999,111
Regency Markets LLC, 0.160%, 6/15/2015 (3)	19,997,244
Regency Markets LLC, 0.160%, 6/22/2015 (3)	9,998,533

Royal Bank of Canada, 0.491%, 12/16/2015 (2)	30,032,490
Skandinaviska Enskilda Bank, 0.320%, 10/8/2015 (3)	4,992,121
Skandinaviska Enskilda Bank, 0.321%, 1/4/2016 (2)	8,748,006
State Street Boston Corp., 0.220%, 6/8/2015 (3)	24,972,347
State Street Bank & Trust Co, 0.321%, 10/1/2015 (2)	25,000,800
Sumitomo Mitsui Banking Corporation, 0.476%, 3/3/2016 (2)	15,000,555
Suncorp Metway, 0.200%, 6/15/2015 (3)	3,998,956
Suncorp Metway, 0.310%, 6/25/2015 (3)	14,984,758
Suncorp Metway, 0.300%, 7/13/2015 (3)	9,989,667
Suncorp Metway, 0.280%, 7/16/2015 (3)	10,992,300
Svenska Handelsbaken, 0.260%, 8/5/2015	25,002,023
Svenska Handelsbaken, 0.303%, 3/21/2016 (2)	5,518,222
Svenska Handelsbaken, 0.300%, 10/27/2015 (3)	9,984,167
Swedbank Foreningsspar, 0.250%, 7/9/2015 (3)	7,493,698
Thunder Bay Funding, LLC, 0.260%, 7/27/2015 (3)	24,967,139
Thunder Bay Funding, LLC, 0.280%, 9/1/2015 (3)	7,489,792
Toronto Dominion Bank, 0.252%, 6/8/2015 (2)	4,999,990
Toronto Dominion Bank, 0.274%, 4/4/2016 (2)	5,000,575
Toronto Dominion Bank, 0.390%, 11/6/2015 (3)	9,970,967
Toyota Motor Credit Corp., 0.270%, 8/10/2015 (3)	24,966,250
Wells Fargo Bank, 0.288%, 6/16/2015 (2)	50,000,100
Wells Fargo Bank, 0.314%, 4/8/2016 (2)	5,000,200
Western Asset Institutional Cash Reserves Money Market Fund, 0.092%	27,414,747
Western Asset Institutional Liquid Reserves Money Market Fund, 0.100%	77,500,000
Westpac Banking Corp., 0.324%, 7/17/2015 (2)	8,007,144
Other	568,614

Total	$1,308,072,873

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$22,011,192	$22,614,709
Dividend Income Fund	46,976,158	48,264,182
Large-Cap Value Fund	102,058,996	104,857,319
Large-Cap Growth Fund	118,980,706	122,243,000
Mid-Cap Value Fund	126,229,626	129,690,675
Mid-Cap Growth Fund	113,273,210	116,379,012
Small-Cap Value Fund	35,772,637	36,753,476
Small-Cap Core Fund	1,160,447	1,192,265
Small-Cap Growth Fund	329,027,786	338,049,293
Short-Term Income Fund	36,644,408	37,649,149
TCH Intermediate Income Fund	35,172,664	36,137,052
TCH Corporate Income Fund	60,551,763	62,212,012
TCH Core Plus Bond Fund	227,872,274	234,120,231
Multi-Asset Income Fund	17,432,521	17,910,498

Total	$1,273,164,388	$1,308,072,873

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2015.

(3)	Each issue shows the rate of the discount at the time of purchase.

4. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. The Funds did not hold any Level 3 securities as of May 31, 2015.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$71,666,233	$—	$—	$71,666,233
Short-Term Investments	841,138	22,614,709	—	23,455,847

Total	$72,507,371	$22,614,709	$—	$95,122,080

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$128,086,571	$—	$—	$128,086,571
Short-Term Investments	2,888,484	48,264,182	—	51,152,666

Total	$130,975,055	$48,264,182	$—	$179,239,237

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$277,154,058	$—	$—	$277,154,058
Short-Term Investments	4,446,599	104,857,319	—	109,303,918

Total	$281,600,657	$104,857,319	$—	$386,457,976

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$280,233,227	$—	$—	$280,233,227
Short-Term Investments	5,456,084	122,243,000	—	127,699,084

Total	$285,689,311	$122,243,000	$—	$407,932,311

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$323,098,681	$—	$—	$323,098,681
Short-Term Investments	7,860,748	129,690,675	—	137,551,423

Total	$330,959,429	$129,690,675	$—	$460,650,104

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$242,498,846	$—	$—	$242,498,846
Short-Term Investments	2,374,040	116,379,012	—	118,753,052

Total	$244,872,886	$116,379,012	$—	$361,251,898

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$83,619,764	$—	$—	$83,619,764
Exchange Traded Funds	1,274,927	—	—	1,274,927
Short-Term Investments	3,876,552	36,753,476	—	40,630,028

Total	$88,771,243	$36,753,476	$—	$125,524,719

Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$4,532,154	$—	$—	$4,532,154
Short-Term Investments	209,125	1,192,265	—	1,401,390

Total	$4,741,279	$1,192,265	$—	$5,933,544

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$717,989,971	$—	$—	$717,989,971
Short-Term Investments	20,848,850	338,049,293	—	358,898,143

Total	$738,838,821	$338,049,293	$—	$1,076,888,114

Global Low Volatility Equity
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$41,330	$—	$41,330
Belgium	—	44,250	—	44,250
Bermuda	99,448	16,830	—	116,278
Canada	398,404	—	—	398,404
China	—	67,860	—	67,860
France	—	8,499	—	8,499
Germany	—	119,712	—	119,712
Guernsey	100,156	—	—	100,156
Hong Kong	—	332,748	—	332,748
Ireland	24,780	—	—	24,780

Israel	9,533	175,078	—	184,611
Italy	—	36,836	—	36,836
Japan	—	251,970	—	251,970
Malaysia	—	147,618	—	147,618
Netherlands	—	5,808	—	5,808
New Zealand	8,760	180,848	—	189,608
Philippines	13,429	77,857	—	91,286
Portugal	—	8,794	—	8,794
Singapore	32,184	358,029	—	390,213
South Korea	—	51,307	—	51,307
Switzerland	—	79,997	—	79,997
Taiwan	—	146,306	—	146,306
Thailand	—	11,411	—	11,411
United Kingdom	—	148,172	—	148,172
United States	1,419,475	—	—	1,419,475
Preferred Stocks(1)	—	5,460	—	5,460
Short-Term Investments	1,185,635	—	—	1,185,635

Total	$3,291,804	$2,316,720	$—	$5,608,524

Pyrford Global Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$103,460	$—	$103,460
Belgium	—	10,753	—	10,753
Canada	46,001	—	—	46,001
France	—	47,722	—	47,722
Germany	—	13,551	—	13,551
Hong Kong	—	89,427	—	89,427
Israel	—	11,613	—	11,613
Japan	—	46,809	—	46,809
Malaysia	—	69,627	—	69,627
Netherlands	—	12,502	—	12,502
Norway	—	15,009	—	15,009
Singapore	—	59,119	—	59,119
Sweden	248	27,082	—	27,330

Switzerland	—	133,692	—	133,692
Taiwan	—	46,093	—	46,093
United Kingdom	—	81,186	—	81,186
United States	375,727	—	—	375,727
Preferred Stocks(1)	—	10,218	—	10,218
Short-Term Investments	442,410	—	—	442,410

Total	$864,386	$777,863	$—	$1,642,249

Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$68,189,152	$—	$68,189,152
Belgium	—	16,178,534	—	16,178,534
Finland	—	5,901,373	—	5,901,373
France	—	45,459,199	—	45,459,199
Germany	—	35,670,629	—	35,670,629
Hong Kong	—	48,551,833	—	48,551,833
Israel	—	9,258,976	—	9,258,976
Japan	—	58,933,171	—	58,933,171
Malaysia	—	30,140,976	—	30,140,976
Netherlands	—	27,391,716	—	27,391,716
Norway	—	12,286,153	—	12,286,153
Singapore	—	30,997,578	—	30,997,578
Sweden	204,343	22,220,243	—	22,424,586
Switzerland	—	91,191,203	—	91,191,203
Taiwan	—	19,991,747	—	19,991,747
United Kingdom	—	101,962,336	—	101,962,336
Preferred Stocks(1)	—	11,203,119	—	11,203,119
Rights	92,366	—	—	92,366
Short-Term Investments	57,873,975	—	—	57,873,975

Total	$58,170,684	$635,527,938	$—	$693,698,622

LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$3,345,018	$5,465,988	$—	$8,811,006
Brazil	1,521,080	—	—	1,521,080
Cayman Islands	—	6,878,977	—	6,878,977
Chile	2,123,345	—	—	2,123,345
Egypt	6,012,298	—	—	6,012,298
Hong Kong	—	3,791,797	—	3,791,797
India	—	51,842,240	—	51,842,240
Indonesia	—	14,363,010	—	14,363,010
Kenya	—	1,612,290	—	1,612,290
Malaysia	—	796,251	—	796,251
Mexico	14,291,263	—	—	14,291,263
Nigeria	2,678,694	—	—	2,678,694
Philippines	—	17,597,791	—	17,597,791
Singapore	—	5,838,234	—	5,838,234
South Africa	—	7,947,332	—	7,947,332
South Korea	—	1,515,344	—	1,515,344
Taiwan	—	2,178,013	—	2,178,013
Thailand	3,046,730	1,984,841	—	5,031,571
Turkey	—	4,893,364	—	4,893,364
Vietnam	—	854,809	—	854,809
Preferred Stocks(1)	2,082,101	—	—	2,082,101
Participation Notes	—	2,910,519	—	2,910,519
Short-Term Investments	19,354,466	—	—	19,354,466

Total	$54,454,995	$130,470,800	$—	$184,925,795

TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$5,634,776	$—	$5,634,776
International Bonds	—	2,250,380	—	2,250,380
Short-Term Investments	2,348,472	—	—	2,348,472

Total	$2,348,472	$7,885,156	$—	$10,233,628

Aternative Strategies Fund(2)
Assets-Long	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$4,504,397	$—	$4,504,397
Common Stocks(1)	18,182,644	—	—	18,182,644
Corporate Bonds & Notes	—	624,502	—	624,502
Exchange Traded Funds	231,050	—	—	231,050
Purchased Options	102,849	—	—	102,849
Short-Term Investments	9,325,634	4,999,965	—	14,325,599

Total	$27,842,177	$10,128,864	$—	$37,971,041

Liabilities-Short
Common Stocks(1)	$7,573,306	$—	$—	$7,573,306
Corporate Bonds & Notes	—	114,069	—	114,069
Exchange Traded Funds	1,984,121	—	—	1,984,121
Written Options	198,459	—	—	198,459

Total	$9,755,886	$114,069	$—	$9,869,955

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$752,269,830	$—	$752,269,830
Mutual Funds	—	2,000,480	—	2,000,480
Short-Term Investments	38,612,700	12,589,527	—	51,202,227

Total	$38,612,700	$766,859,837	$—	$805,472,537

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$126,310,291	$—	$126,310,291
Mutual Funds	849,852	—	—	849,852
Short-Term Investments	2,755,080	250,670	—	3,005,750

Total	$3,604,932	$126,560,961	$—	$130,165,893

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$42,563,169	$—	$42,563,169
Collateralized Mortgage Obligations	—	12,172,743	—	12,172,743
Commercial Mortgage Securities	—	11,874,644	—	11,874,644
Corporate Bonds & Notes	—	112,208,449	—	112,208,449
Mutual Funds	3,634,813	2,963,269	—	6,598,082
U.S. Government & U.S. Government Agency Obligations	—	41,526,694	—	41,526,694
U.S. Government Agency-Mortgage Securities	—	2,185,571	—	2,185,571
Short-Term Investments	4,749,842	42,648,916	—	47,398,758

Total	$8,384,655	$268,143,455	$—	$276,528,110

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,653,212,406	$—	$1,653,212,406
Mutual Funds	15,900,630	—	—	15,900,630
Short-Term Investments	28,649,395	20,405,337	—	49,054,732

Total	$44,550,025	$1,673,617,743	$—	$1,718,167,768

Mortgage Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$340,542	$—	$340,542
Collateralized Mortgage Obligations	—	16,656,604	—	16,656,604
Commercial Mortgage Securities	—	14,353,769	—	14,353,769
U.S. Government Agency-Mortgage Securities	—	84,311,030	—	84,311,030
Short-Term Investments	1,656,753	—	—	1,656,753

Total	$1,656,753	$115,661,945	$—	$117,318,698

TCH Intermediate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,015,314	$—	$5,015,314
Corporate Bonds & Notes	—	71,849,817	—	71,849,817
U.S. Government & U.S. Government Agency Obligations	—	19,098,929	—	19,098,929
U.S. Government Agency-Mortgage Securities	—	26,465,331	—	26,465,331
Short-Term Investments	10,645,595	36,137,052	—	46,782,647

Total	$10,645,595	$158,566,443	$—	$169,212,038

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$453,362	$—	$453,362
Corporate Bonds & Notes	—	271,198,018	—	271,198,018
Municipals	—	594,630	—	594,630
U.S. Government & U.S. Government Agency Obligations	—	13,407,191	—	13,407,191
Short-Term Investments	18,758,490	75,212,198	—	93,970,688

Total	$18,758,490	$360,865,399	$—	$379,623,889

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,844,141	$—	$3,844,141
Commercial Mortgage Securities	—	541,553	—	541,553
Corporate Bonds & Notes	—	569,985,612	—	569,985,612
Municipals	—	356,778	—	356,778
U.S. Government & U.S. Government Agency Obligations	—	170,916,294	—	170,916,294
U.S. Government Agency-Mortgage Securities	—	314,839,316	—	314,839,316
Short-Term Investments	15,243,516	244,120,231	—	259,363,747

Total	$15,243,516	$1,304,603,925	$—	$1,319,847,441

Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$74,715,973	$—	$74,715,973
Short-Term Investments	767,415	—	—	767,415

Total	$767,415	$74,715,973	$—	$75,483,388

Multi-Asset Income Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$33,925,308	$—	$—	$33,925,308
Mutual Funds	19,667,220	3,620,611	—	23,287,831
Short-Term Investments	1,133,660	17,910,498	—	19,044,158

Total	$54,726,188	$21,531,109	$—	$76,257,297

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$57,585,000	$—	$57,585,000
Mutual Funds	40,000,000	—	—	40,000,000
Repurchase Agreements	—	266,584,602	—	266,584,602
U.S. Government & U.S. Government Agency Obligations	—	254,037,531	—	254,037,531

Total	$40,000,000	$578,207,133	$—	$618,207,133

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$685,535,019	$—	$685,535,019
Mutual Funds	4,203,095	—	—	4,203,095

Total	$4,203,095	$685,535,019	$—	$689,738,114

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$570,000,000	$—	$570,000,000
Commercial Paper	—	1,449,822,457	—	1,449,822,457
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	268,525,000	—	268,525,000
Mutual Funds	230,000,000	—	—	230,000,000
Notes-Variable	—	147,079,867	—	147,079,867
Repurchase Agreements	—	477,454,878	—	477,454,878
U.S. Government & U.S. Government Agency Obligations	—	36,000,000	—	36,000,000

Total	$230,000,000	$3,063,882,202	$—	$3,293,882,202

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts, which are valued at the unrealized appreciation/depreciation on the investment.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Forward Contracts	—	5,273	—	5,273
Short Forward Contracts	—	27,822	—	27,822
Long Futures Contracts	36,777	—	—	36,777
Short Futures Contracts	(22,912)	—	—	(22,912)

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described above, securities for which market valuations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors. As a result, due to pricing availability and differences in trading volume constituting an active market between August 31, 2014 and May 31, 2015, fair valuation usage resulted in transfers between categorization levels.

The following is a reconciliation of transfers between category levels from August 31, 2014 through May 31, 2015:

	Small Cap Value Fund	Global Low Volatility Fund	Pyrford Global Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Multi-Asset Income Fund
Transfers into Level 1	$1,070,000	$—	$—	$—	$3,046,730	$—
Transfers out of Level 1	$—	$(1,575,421)	$(763,218)	$(630,195,028)	$(118,714,406)	$(1,111,467)

Net Transfers in (out) of Level 1	$1,070,000	$(1,575,421)	$(763,218)	$(630,195,028)	$(115,667,676)	$(1,111,467)

Transfers into Level 2	$—	$1,575,421	$763,218	$630,195,028	$118,714,406	$1,111,467
Transfers out of Level 2	$(1,070,000)	$—	$—	$—	$(3,046,730)	$—

Net Transfers in (out) of Level 2	$(1,070,000)	$1,575,421	$763,218	$630,195,028	$115,667,676	$1,111,467

5. Derivative Holdings and Activity Detail

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2015, the following Funds had outstanding futures contracts as set forth below:

Alternative Strategies Fund

Expiration Date	Number of Contracts	Description	Value at Trade Date	Value at May 31, 2015	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
June 2015	2	Eurex 10-Year Euro BUND	$336,655	$341,418	$4,763
June 2015	8	Eurex 5-Year Euro BOBL	1,131,559	1,132,128	569
September 2015	1	CBOT 10-Year U.S. Treasury Note	126,675	127,688	1,013
September 2015	8	CBOT 5-Year U.S. Treasury Note	953,073	957,813	4,740
Index Futures
June 2015	3	CAC 40 10 Euro	162,746	164,234	1,488
June 2015	2	CBOT E-Mini DJIA Index	363,051	360,180	(2,871)
June 2015	5	CME E-Mini NASDAQ 100 Index	450,179	451,100	921
June 2015	4	CME E-Mini S&P 500® Index	423,724	421,200	(2,524)
June 2015	5	CME E-Mini S&P 500® Index	529,928	526,500	(3,428)
June 2015	4	Eurex Euro STOXX 50 Index	160,721	156,486	(4,235)
June 2015	3	HKG Hang Seng Index	544,465	525,507	(18,958)
June 2015	3	LIFFE FTSE 100 Index	318,570	319,336	766
June 2015	3	Russell 2000 Mini Index	376,438	373,290	(3,148)
June 2015	6	SGX Nikkei 225 Index	472,150	497,200	25,050
Interest Rate Futures
June 2015	4	TSE TOPIX Index	505,208	538,533	33,325
September 2016	51	CME 3-Month Eurodollar	12,601,073	12,602,100	1,027
September 2016	27	LIFFE 3-Month Euro Euribor	7,412,349	7,410,560	(1,789)
September 2016	4	LIFFE 90-Day Sterling	756,108	756,176	68

Short Futures
Bond Futures
June 2015	(9)	10 Year Mini JGB	(1,068,364)	(1,070,443)	(2,079)
June 2015	(5)	SFE 10-Year Australian Bond	(483,278)	(491,217)	(7,939)
September 2015	(2)	CBOT U.S. Long Bond	(304,519)	(311,250)	(6,731)
September 2015	(5)	LIFFE Long Gilt Government Bond	(894,150)	(900,228)	(6,078)
Index Futures
June 2015	(9)	Eurex Euro STOXX 50 Index	(352,008)	(352,093)	(85)

Total Futures Contracts			$24,522,352	$24,536,217	$13,865

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At May 31, 2015, the following Funds had outstanding forward foreign currency exchange contracts as set forth below:

Alternative Strategies Fund

		Contract Amount					Unrealized Appreciation
Settlement Date	Currency	Buy		Sell		Value	(Depreciation)	Counterparty
June 19, 2015	Australian Dollar	AUD	10,000		$7,749	$7,638	$(111)	Bank of America
June 19, 2015	Australian Dollar		$632,124	AUD	813,057	621,058	11,066	Bank of America
June 19, 2015	Canadian Dollar	CAD	102,000		$81,958	81,995	37	Bank of America
June 19, 2015	Canadian Dollar		$715,655	CAD	888,000	713,837	1,818	Bank of America
June 19, 2015	Euro Currency	EUR	116,000		$126,504	127,430	926	Bank of America
June 19, 2015	Euro Currency		$54,613	EUR	50,000	54,927	(314)	Bank of America
June 19, 2015	Japanese Yen	JPY	24,815,000		$201,029	199,978	(1,051)	Bank of America
June 19, 2015	Japanese Yen		$653,169	JPY	80,517,000	648,864	4,305	Bank of America
June 19, 2015	Mexican Peso	MXN	96,000		$6,252	6,226	(26)	Bank of America
June 19, 2015	Mexican Peso		$318,495	MXN	4,873,000	316,048	2,447	Bank of America
June 19, 2015	New Zealand Dollar		$327,313	NZD	451,000	319,478	7,835	Bank of America
June 19, 2015	Pound Sterling	GBP	130,000		$199,963	198,666	(1,297)	Bank of America
June 19, 2015	Pound Sterling		$135,179	GBP	88,000	134,481	698	Bank of America
June 19, 2015	Swiss Franc	CHF	597,000		$628,783	635,578	6,795	Bank of America
June 19, 2015	Swiss Franc		$4,225	CHF	4,000	4,258	(33)	Bank of America

							$33,095

6. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2015 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value				Value	Dividends	Net
	Beginning		Sales	Unrealized	End of	Credited	Realized
Security/Fund Description	of Period	Purchases	Proceeds	Depreciation	Period	to Income	Gain (Loss)
Cash Sweep Investments in BMO Government Money Market Fund, Class I, 0.010%
Mortgage Income Fund	$5,780,283	$41,045,273	$45,168,803	$—	$1,656,753	$278	$—
Cash Sweep Investments in BMO Tax-Free Money Market Fund, Class I, 0.010%
Ultra Short Tax-Free Fund	12,646,866	368,605,912	342,640,078	—	38,612,700	1,378	—
Short Tax-Free Fund	949,266	66,833,926	65,028,112	—	2,755,080	214	—
Intermediate Tax-Free Fund	15,311,546	358,211,033	344,873,184	—	28,649,395	1,938	—
Cash Sweep Investments in BMO Prime Money Market Fund, Class I, 0.010%
Low Volatility Equity Fund	848,192	16,914,252	16,921,306	—	841,138	135	—
Dividend Income Fund	2,260,802	17,612,174	16,984,492	—	2,888,484	257	—
Large-Cap Value Fund	4,567,614	49,615,294	49,736,309	—	4,446,599	620	—
Large-Cap Growth Fund	2,829,759	92,919,906	90,293,581	—	5,456,084	693	—
Mid-Cap Value Fund	11,427,237	71,686,138	75,252,627	—	7,860,748	1,076	—
Mid-Cap Growth Fund	3,959,857	51,807,427	53,393,244	—	2,374,040	527	—
Small-Cap Value Fund	1,787,767	32,833,080	30,744,295	—	3,876,552	286	—
Small-Cap Core Fund	70,868	924,398	786,141	—	209,125	9	—
Small-Cap Growth Fund	19,470,988	186,207,633	184,829,771	—	20,848,850	1,626	—
Short-Term Income Fund	2,146,826	80,661,508	78,058,492	—	4,749,842	344	—
TCH Intermediate Income Fund	4,217,503	84,704,041	78,275,949	—	10,645,595	790	—
TCH Corporate Income Fund	5,075,402	160,515,271	146,832,183	—	18,758,490	1,319	—
TCH Core Plus Bond Fund	25,586,741	335,462,032	345,805,257	—	15,243,516	2,627	—
Monegy High Yield Bond Fund	369,393	19,439,153	19,041,131	—	767,415	181	—
Multi-Asset Income	674,071	24,784,564	24,324,975	—	1,133,660	128	—

Investments in Other Affiliates
Fund/Security Description
Small-Cap Growth Fund
UCP, Inc., Class A (1)	5,329,500	—	876,409	(2,264,234)	2,708,461	—	(420,896)
Short Tax-Free Fund
Ultra Short Tax-Free Fund	—	1,650,714	800,020	(843)	849,852	1,444	24
Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	—	5,017,500	—	(5,028)	5,012,472	19,658	149
Multi-Asset Income Fund
Short-Term Income Fund	913,630	339,179	69,780	(3,379)	1,179,834	13,285	(356)
Monegy High Yield Bond Fund	1,147,979	537,042	129,717	(75,499)	1,472,731	61,252	26,813

Totals	2,061,609	876,221	199,497	(78,878)	2,652,565	74,537	26,457

(1)	No longer affiliated as of May 31, 2015.

2010 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.4%

Large-Cap Funds - 18.8%
BMO Dividend Income Fund (1)	46,984	$647,903
BMO Large-Cap Value Fund (1)	48,274	787,837
BMO Low Volatility Equity Fund (1)	50,599	675,492
Harbor Capital Appreciation Fund	9,689	614,982
T Rowe Price Growth Stock Fund	10,960	616,695
Vanguard Equity Income Fund	9,279	619,201
Vanguard Institutional Index Fund	6,978	1,347,381

Total Large-Cap Funds		5,309,491

Mid-Cap Funds - 4.4%
BMO Mid-Cap Growth Fund (1)	16,454	364,960
BMO Mid-Cap Value Fund (1)	25,552	421,351
Vanguard Mid-Cap Index Fund	12,652	448,657

Total Mid-Cap Funds		1,234,968

Small-Cap Funds - 1.8%
BMO Small-Cap Growth Fund (1)	9,687	197,317
Goldman Sachs Small Cap Value Fund	5,425	308,536

Total Small-Cap Funds		505,853

International Funds - 11.3%
BMO LGM Emerging Markets Equity Fund (1)	37,418	509,629
BMO LGM Frontier Markets Equity Fund (1)	13,215	121,316
BMO Pyrford International Stock Fund (1)	64,224	839,401
DFA International Small Company Portfolio	4,474	84,330
Dodge & Cox International Stock Fund	17,369	782,302
Harbor International Fund	10,872	781,499
MFS International Value Fund	2,225	83,914

Total International Funds		3,202,391

Fixed Income Funds - 60.5%
BMO Monegy High Yield Bond Fund (1)	43,117	423,838
BMO TCH Core Plus Bond Fund (1)	570,388	6,702,054
Federated Institutional High-Yield Bond Fund	53,474	536,882
Fidelity Advisor Floating Rate High Income Fund	107,014	1,044,454
Metropolitan West Total Return Bond Fund	347,048	3,786,290
PIMCO Unconstrained Bond Fund	168,737	1,891,546
TCW Emerging Markets Income Fund	88,084	704,233
Vanguard Short-Term Inflation-Protected Securities Index Fund	57,919	1,414,386
Vanguard Short-Term Investment Grade Fund	52,765	565,118

Total Fixed Income Funds		17,068,801

Alternative Funds - 1.6%
Credit Suisse Commodity Return Strategy Fund (2)	39,430	227,903
Vanguard REIT Index Fund	12,859	223,236

Total Alternative Funds		451,139

Total Mutual Funds (identified cost $23,699,531)		27,772,643

Short-Term Investments - 6.1%

Mutual Funds - 6.1%
BMO Prime Money Market Fund, Class I, 0.010% (1)	1,717,302	1,717,302

Total Short-Term Investments (identified cost $1,717,302)		1,717,302

Total Investments - 104.5% (identified cost $25,416,833)	29,489,945
Other Assets and Liabilities - (4.5)%	(1,269,744)

Total Net Assets - 100.0%	$28,220,201

2015 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.1%

Large-Cap Funds - 25.4%
BMO Dividend Income Fund (1)	9,866	$136,054
BMO Large-Cap Value Fund (1)	14,199	231,728
BMO Low Volatility Equity Fund (1)	12,846	171,489
Harbor Capital Appreciation Fund	2,885	183,081
T Rowe Price Growth Stock Fund	3,258	183,311
Vanguard Equity Income Fund	2,041	136,227
Vanguard Institutional Index Fund	2,441	471,383

Total Large-Cap Funds		1,513,273

Mid-Cap Funds - 6.9%
BMO Mid-Cap Growth Fund (1)	5,633	124,931
BMO Mid-Cap Value Fund (1)	8,614	142,037
Vanguard Mid-Cap Index Fund	4,003	141,932

Total Mid-Cap Funds		408,900

Small-Cap Funds - 2.8%
BMO Small-Cap Growth Fund (1)	3,797	77,345
Goldman Sachs Small Cap Value Fund	1,566	89,065

Total Small-Cap Funds		166,410

International Funds - 15.5%
BMO LGM Emerging Markets Equity Fund (1)	11,384	155,044
BMO LGM Frontier Markets Equity Fund (1)	3,388	31,101
BMO Pyrford International Stock Fund (1)	17,103	223,537
DFA International Small Company Portfolio	1,574	29,670
Dodge & Cox International Stock Fund	5,144	231,677
Harbor International Fund	3,187	229,061
MFS International Value Fund	623	23,501

Total International Funds		923,591

Fixed Income Funds - 45.7%
BMO Monegy High Yield Bond Fund (1)	6,659	65,455
BMO TCH Core Plus Bond Fund (1)	95,288	1,119,634
Federated Institutional High-Yield Bond Fund	8,297	83,306
Fidelity Advisor Floating Rate High Income Fund	16,445	160,499
Metropolitan West Total Return Bond Fund	59,995	654,550
PIMCO Unconstrained Bond Fund	26,517	297,259
TCW Emerging Markets Income Fund	14,840	118,646
Vanguard Short-Term Inflation-Protected Securities Index Fund	9,027	220,433

Total Fixed Income Funds		2,719,782

Alternative Funds - 1.8%
Credit Suisse Commodity Return Strategy Fund (2)	9,185	53,089
Vanguard REIT Index Fund	3,068	53,267

Total Alternative Funds		106,356

Total Mutual Funds (identified cost $5,748,041)		5,838,312

Short-Term Investments - 1.9%

Mutual Funds - 1.9%
BMO Prime Money Market Fund, Class I, 0.010% (1)	116,062	116,062

Total Short-Term Investments (identified cost $116,062)		116,062

Total Investments - 100.0% (identified cost $5,864,103)	5,954,374
Other Assets and Liabilities - 0.0%	(2,760)

Total Net Assets - 100.0%	$5,951,614

2020 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.5%

Large-Cap Funds - 30.2%
BMO Dividend Income Fund (1)	195,422	$2,694,872
BMO Large-Cap Value Fund (1)	318,585	5,199,314
BMO Low Volatility Equity Fund (1)	287,271	3,835,070
Harbor Capital Appreciation Fund	65,144	4,134,677
T Rowe Price Growth Stock Fund	73,679	4,145,897
Vanguard Equity Income Fund	40,558	2,706,459
Vanguard Institutional Index Fund	57,547	11,111,744

Total Large-Cap Funds		33,828,033

Mid-Cap Funds - 8.7%
BMO Mid-Cap Growth Fund (1)	138,060	3,062,161
BMO Mid-Cap Value Fund (1)	197,906	3,263,463
Vanguard Mid-Cap Index Fund	94,832	3,362,740

Total Mid-Cap Funds		9,688,364

Small-Cap Funds - 3.7%
BMO Small-Cap Growth Fund (1)	99,629	2,029,448
Goldman Sachs Small Cap Value Fund	37,484	2,131,716

Total Small-Cap Funds		4,161,164

International Funds - 18.9%
BMO LGM Emerging Markets Equity Fund (1)	280,559	3,821,213
BMO LGM Frontier Markets Equity Fund (1)	75,804	695,884
BMO Pyrford International Stock Fund (1)	386,403	5,050,285
DFA International Small Company Portfolio	36,332	684,858
Dodge & Cox International Stock Fund	115,226	5,189,789
Harbor International Fund	71,398	5,132,086
MFS International Value Fund	14,940	563,538

Total International Funds		21,137,653

Fixed Income Funds - 35.8%
BMO Monegy High Yield Bond Fund (1)	103,121	1,013,677
BMO TCH Core Plus Bond Fund (1)	1,447,877	17,012,549
Federated Institutional High-Yield Bond Fund	123,391	1,238,845
Fidelity Advisor Floating Rate High Income Fund	252,902	2,468,323
Metropolitan West Total Return Bond Fund	798,033	8,706,543
PIMCO Unconstrained Bond Fund	401,751	4,503,631
TCW Emerging Markets Income Fund	220,850	1,765,699
Vanguard Short-Term Inflation-Protected Securities Index Fund	138,453	3,381,031

Total Fixed Income Funds		40,090,298

Alternative Funds - 2.2%
Credit Suisse Commodity Return Strategy Fund (2)	212,838	1,230,205
Vanguard REIT Index Fund	70,228	1,219,166

Total Alternative Funds		2,449,371

Total Mutual Funds (identified cost $87,957,628)		111,354,883

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (1)	1,114,131	1,114,131

Total Short-Term Investments (identified cost $1,114,131)		1,114,131

Total Investments - 100.5% (identified cost $89,071,759)	112,469,014
Other Assets and Liabilities - (0.5)%	(585,403)

Total Net Assets - 100.0%	$111,883,611

2025 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.3%

Large-Cap Funds - 33.3%
BMO Dividend Income Fund (1)	54,079	$745,753
BMO Large-Cap Value Fund (1)	89,522	1,461,007
BMO Low Volatility Equity Fund (1)	64,402	859,766
Harbor Capital Appreciation Fund	20,621	1,308,820
T Rowe Price Growth Stock Fund	23,322	1,312,333
Vanguard Equity Income Fund	10,737	716,467
Vanguard Institutional Index Fund	16,280	3,143,453

Total Large-Cap Funds		9,547,599

Mid-Cap Funds - 9.7%
BMO Mid-Cap Growth Fund (1)	39,949	886,061
BMO Mid-Cap Value Fund (1)	57,229	943,711
Vanguard Mid-Cap Index Fund	27,372	970,626

Total Mid-Cap Funds		2,800,398

Small-Cap Funds - 4.8%
BMO Small-Cap Growth Fund (1)	33,817	688,857
Goldman Sachs Small Cap Value Fund	12,048	685,171

Total Small-Cap Funds		1,374,028

International Funds - 21.4%
BMO LGM Emerging Markets Equity Fund (1)	84,717	1,153,842
BMO LGM Frontier Markets Equity Fund (1)	25,032	229,791
BMO Pyrford International Stock Fund (1)	108,977	1,424,330
DFA International Small Company Portfolio	12,147	228,978
Dodge & Cox International Stock Fund	33,466	1,507,328
Harbor International Fund	19,758	1,420,212
MFS International Value Fund	4,528	170,798

Total International Funds		6,135,279

Fixed Income Funds - 26.6%
BMO Monegy High Yield Bond Fund (1)	20,498	201,493
BMO TCH Core Plus Bond Fund (1)	272,153	3,197,799
Federated Institutional High-Yield Bond Fund	22,936	230,278
Fidelity Advisor Floating Rate High Income Fund	47,141	460,093
Metropolitan West Total Return Bond Fund	160,942	1,755,872
PIMCO Unconstrained Bond Fund	74,400	834,026
TCW Emerging Markets Income Fund	43,072	344,357
Vanguard Short-Term Inflation-Protected Securities Index Fund	24,783	605,211

Total Fixed Income Funds		7,629,129

Alternative Funds - 2.5%
Credit Suisse Commodity Return Strategy Fund (2)	60,259	348,296
Vanguard REIT Index Fund	21,267	369,193

Total Alternative Funds		717,489

Total Mutual Funds (identified cost $27,692,546)		28,203,922

Short-Term Investments - 3.3%

Mutual Funds - 3.3%
BMO Prime Money Market Fund, Class I, 0.010% (1)	949,073	949,073

Total Short-Term Investments (identified cost $949,073)		949,073

Total Investments - 101.6% (identified cost $28,641,619)	29,152,995
Other Assets and Liabilities - (1.6)%	(461,341)

Total Net Assets - 100.0%	$28,691,654

2030 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.3%

Large-Cap Funds - 37.2%
BMO Dividend Income Fund (1)	231,184	$3,188,023
BMO Large-Cap Value Fund (1)	419,217	6,841,624
BMO Low Volatility Equity Fund (1)	308,564	4,119,336
Harbor Capital Appreciation Fund	94,076	5,970,984
T Rowe Price Growth Stock Fund	106,212	5,976,577
Vanguard Equity Income Fund	47,667	3,180,836
Vanguard Institutional Index Fund	74,373	14,360,756

Total Large-Cap Funds		43,638,136
Mid-Cap Funds - 11.0%
BMO Mid-Cap Growth Fund (1)	180,992	4,014,413
BMO Mid-Cap Value Fund (1)	264,451	4,360,796
Vanguard Mid-Cap Index Fund	125,842	4,462,366

Total Mid-Cap Funds		12,837,575
Small-Cap Funds - 5.3%
BMO Small-Cap Growth Fund (1)	151,663	3,089,384
Goldman Sachs Small Cap Value Fund	53,933	3,067,162

Total Small-Cap Funds		6,156,546
International Funds - 23.7%
BMO LGM Emerging Markets Equity Fund (1)	376,907	5,133,478
BMO LGM Frontier Markets Equity Fund (1)	118,775	1,090,355
BMO Pyrford International Stock Fund (1)	479,879	6,272,019
DFA International Small Company Portfolio	56,712	1,069,014
Dodge & Cox International Stock Fund	152,212	6,855,646
Harbor International Fund	91,596	6,583,906
MFS International Value Fund	21,766	820,999

Total International Funds		27,825,417
Fixed Income Funds - 19.1%
BMO Monegy High Yield Bond Fund (1)	60,643	596,116
BMO TCH Core Plus Bond Fund (1)	825,961	9,705,038
Federated Institutional High-Yield Bond Fund	71,156	714,402
Fidelity Advisor Floating Rate High Income Fund	131,808	1,286,442
Metropolitan West Total Return Bond Fund	442,924	4,832,302
PIMCO Unconstrained Bond Fund	222,643	2,495,832
TCW Emerging Markets Income Fund	131,594	1,052,092
Vanguard Short-Term Inflation-Protected Securities Index Fund	71,983	1,757,835

Total Fixed Income Funds		22,440,059
Alternative Funds - 3.0%
Credit Suisse Commodity Return Strategy Fund (2)	296,466	1,713,574
Vanguard REIT Index Fund	101,284	1,758,291

Total Alternative Funds		3,471,865

Total Mutual Funds (identified cost $91,316,715)		116,369,598

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (1)	1,195,021	1,195,021

Total Short-Term Investments (identified cost $1,195,021)		1,195,021

Total Investments - 100.3% (identified cost $92,511,736)	117,564,619
Other Assets and Liabilities - (0.3)%	(358,977)

Total Net Assets - 100.0%	$117,205,642

2035 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.3%

Large-Cap Funds - 40.4%
BMO Dividend Income Fund (1)	60,273	$831,170
BMO Large-Cap Value Fund (1)	110,498	1,803,332
BMO Low Volatility Equity Fund (1)	81,512	1,088,179
Harbor Capital Appreciation Fund	25,253	1,602,803
T Rowe Price Growth Stock Fund	28,538	1,605,815
Vanguard Equity Income Fund	12,396	827,209
Vanguard Institutional Index Fund	19,754	3,814,349

Total Large-Cap Funds		11,572,857
Mid-Cap Funds - 11.9%
BMO Mid-Cap Growth Fund (1)	48,895	1,084,480
BMO Mid-Cap Value Fund (1)	69,298	1,142,720
Vanguard Mid-Cap Index Fund	32,981	1,169,501

Total Mid-Cap Funds		3,396,701
Small-Cap Funds - 5.6%
BMO Small-Cap Growth Fund (1)	39,454	803,683
Goldman Sachs Small Cap Value Fund	14,052	799,128

Total Small-Cap Funds		1,602,811
International Funds - 26.1%
BMO LGM Emerging Markets Equity Fund (1)	101,589	1,383,647
BMO LGM Frontier Markets Equity Fund (1)	31,037	284,917
BMO Pyrford International Stock Fund (1)	128,483	1,679,266
DFA International Small Company Portfolio	15,648	294,956
Dodge & Cox International Stock Fund	40,373	1,818,414
Harbor International Fund	24,519	1,762,394
MFS International Value Fund	6,760	254,998

Total International Funds		7,478,592
Fixed Income Funds - 11.1%
BMO Monegy High Yield Bond Fund (1)	8,736	85,875
BMO TCH Core Plus Bond Fund (1)	112,703	1,324,259
Federated Institutional High-Yield Bond Fund	8,532	85,657
Fidelity Advisor Floating Rate High Income Fund	17,573	171,510
Metropolitan West Total Return Bond Fund	74,024	807,598
PIMCO Unconstrained Bond Fund	30,735	344,542
TCW Emerging Markets Income Fund	17,923	143,295
Vanguard Short-Term Inflation-Protected Securities Index Fund	9,133	223,022

Total Fixed Income Funds		3,185,758
Alternative Funds - 3.2%
Credit Suisse Commodity Return Strategy Fund (2)	80,310	464,193
Vanguard REIT Index Fund	25,901	449,635

Total Alternative Funds		913,828

Total Mutual Funds (identified cost $27,261,450)		28,150,547

Short-Term Investments - 2.0%

Mutual Funds - 2.0%
BMO Prime Money Market Fund, Class I, 0.010% (1)	554,466	554,466

Total Short-Term Investments (identified cost $554,466)		554,466

Total Investments - 100.3% (identified cost $27,815,916)	28,705,013
Other Assets and Liabilities - (0.3)%	(75,645)

Total Net Assets - 100.0%	$28,629,368

2040 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.6%

Large-Cap Funds - 43.5%
BMO Dividend Income Fund (1)	159,107	$2,194,080
BMO Large-Cap Value Fund (1)	318,009	5,189,902
BMO Low Volatility Equity Fund (1)	231,878	3,095,568
Harbor Capital Appreciation Fund	70,208	4,456,117
T Rowe Price Growth Stock Fund	80,101	4,507,268
Vanguard Equity Income Fund	32,603	2,175,599
Vanguard Institutional Index Fund	56,586	10,926,284

Total Large-Cap Funds		32,544,818
Mid-Cap Funds - 12.8%
BMO Mid-Cap Growth Fund (1)	139,822	3,101,251
BMO Mid-Cap Value Fund (1)	196,807	3,245,352
Vanguard Mid-Cap Index Fund	91,159	3,232,489

Total Mid-Cap Funds		9,579,092
Small-Cap Funds - 6.1%
BMO Small-Cap Growth Fund (1)	112,154	2,284,582
Goldman Sachs Small Cap Value Fund	39,697	2,257,571

Total Small-Cap Funds		4,542,153
International Funds - 28.1%
BMO LGM Emerging Markets Equity Fund (1)	280,765	3,824,024
BMO LGM Frontier Markets Equity Fund (1)	93,716	860,314
BMO Pyrford International Stock Fund (1)	356,524	4,659,769
DFA International Small Company Portfolio	48,317	910,778
Dodge & Cox International Stock Fund	113,028	5,090,774
Harbor International Fund	68,296	4,909,146
MFS International Value Fund	19,863	749,227

Total International Funds		21,004,032
Fixed Income Funds - 5.8%
BMO Monegy High Yield Bond Fund (1)	15,125	148,682
BMO TCH Core Plus Bond Fund (1)	155,968	1,832,626
Federated Institutional High-Yield Bond Fund	14,859	149,180
Fidelity Advisor Floating Rate High Income Fund	30,985	302,418
Metropolitan West Total Return Bond Fund	82,494	900,014
PIMCO Unconstrained Bond Fund	40,171	450,311
TCW Emerging Markets Income Fund	28,302	226,277
Vanguard Short-Term Inflation-Protected Securities Index Fund	12,308	300,552

Total Fixed Income Funds		4,310,060
Alternative Funds - 3.3%
Credit Suisse Commodity Return Strategy Fund (2)	206,238	1,192,055
Vanguard REIT Index Fund	73,502	1,276,003

Total Alternative Funds		2,468,058

Total Mutual Funds (identified cost $55,373,472)		74,448,213

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (1)	768,414	768,414

Total Short-Term Investments (identified cost $768,414)		768,414

Total Investments - 100.6% (identified cost $56,141,886)	75,216,627
Other Assets and Liabilities - (0.6)%	(482,351)

Total Net Assets - 100.0%	$74,734,276

2045 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.7%

Large-Cap Funds - 43.2%
BMO Dividend Income Fund (1)	30,487	$420,416
BMO Large-Cap Value Fund (1)	61,214	999,015
BMO Low Volatility Equity Fund (1)	44,485	593,870
Harbor Capital Appreciation Fund	13,604	863,450
T Rowe Price Growth Stock Fund	15,374	865,098
Vanguard Equity Income Fund	6,295	420,049
Vanguard Institutional Index Fund	10,846	2,094,194

Total Large-Cap Funds		6,256,092
Mid-Cap Funds - 12.6%
BMO Mid-Cap Growth Fund (1)	26,702	592,258
BMO Mid-Cap Value Fund (1)	37,689	621,489
Vanguard Mid-Cap Index Fund	17,496	620,420

Total Mid-Cap Funds		1,834,167
Small-Cap Funds - 6.0%
BMO Small-Cap Growth Fund (1)	21,364	435,185
Goldman Sachs Small Cap Value Fund	7,611	432,838

Total Small-Cap Funds		868,023
International Funds - 27.9%
BMO LGM Emerging Markets Equity Fund (1)	54,596	743,593
BMO LGM Frontier Markets Equity Fund (1)	17,486	160,524
BMO Pyrford International Stock Fund (1)	68,287	892,510
DFA International Small Company Portfolio	9,220	173,792
Dodge & Cox International Stock Fund	21,696	977,175
Harbor International Fund	13,182	947,492
MFS International Value Fund	3,814	143,877

Total International Funds		4,038,963
Fixed Income Funds - 4.7%
BMO Monegy High Yield Bond Fund (1)	2,908	28,588
BMO TCH Core Plus Bond Fund (1)	29,742	349,464
Federated Institutional High-Yield Bond Fund	2,843	28,542
Metropolitan West Total Return Bond Fund	16,002	174,585
PIMCO Unconstrained Bond Fund	5,187	58,145
TCW Emerging Markets Income Fund	5,359	42,844

Total Fixed Income Funds		682,168
Alternative Funds - 3.3%
Credit Suisse Commodity Return Strategy Fund (2)	40,626	234,819
Vanguard REIT Index Fund	14,056	244,011

Total Alternative Funds		478,830

Total Mutual Funds (identified cost $13,661,309)		14,158,243

Short-Term Investments - 2.9%

Mutual Funds - 2.9%
BMO Prime Money Market Fund, Class I, 0.010% (1)	420,461	420,461

Total Short-Term Investments (identified cost $420,461)		420,461

Total Investments - 100.6% (identified cost $14,081,770)	14,578,704
Other Assets and Liabilities - (0.6)%	(88,666)

Total Net Assets - 100.0%	$14,490,038

2050 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.5%

Large-Cap Funds - 43.3%
BMO Dividend Income Fund (1)	95,057	$1,310,837
BMO Large-Cap Value Fund (1)	190,853	3,114,726
BMO Low Volatility Equity Fund (1)	138,700	1,851,640
Harbor Capital Appreciation Fund	42,054	2,669,194
T Rowe Price Growth Stock Fund	47,731	2,685,819
Vanguard Equity Income Fund	19,627	1,309,681
Vanguard Institutional Index Fund	33,669	6,501,170

Total Large-Cap Funds		19,443,067
Mid-Cap Funds - 12.7%
BMO Mid-Cap Growth Fund (1)	82,786	1,836,189
BMO Mid-Cap Value Fund (1)	116,646	1,923,498
Vanguard Mid-Cap Index Fund	54,546	1,934,186

Total Mid-Cap Funds		5,693,873
Small-Cap Funds - 6.0%
BMO Small-Cap Growth Fund (1)	66,086	1,346,177
Goldman Sachs Small Cap Value Fund	23,726	1,349,280

Total Small-Cap Funds		2,695,457
International Funds - 28.0%
BMO LGM Emerging Markets Equity Fund (1)	170,263	2,318,988
BMO LGM Frontier Markets Equity Fund (1)	55,068	505,522
BMO Pyrford International Stock Fund (1)	212,872	2,782,239
DFA International Small Company Portfolio	28,711	541,194
Dodge & Cox International Stock Fund	67,215	3,027,374
Harbor International Fund	40,737	2,928,199
MFS International Value Fund	12,056	454,742

Total International Funds		12,558,258
Fixed Income Funds - 5.2%
BMO Monegy High Yield Bond Fund (1)	9,131	89,758
BMO TCH Core Plus Bond Fund (1)	88,884	1,044,390
Federated Institutional High-Yield Bond Fund	8,900	89,352
Fidelity Advisor Floating Rate High Income Fund	18,469	180,255
Metropolitan West Total Return Bond Fund	41,584	453,687
PIMCO Unconstrained Bond Fund	20,447	229,216
TCW Emerging Markets Income Fund	11,315	90,467
Vanguard Short-Term Inflation-Protected Securities Index Fund	7,600	185,592

Total Fixed Income Funds		2,362,717
Alternative Funds - 3.3%
Credit Suisse Commodity Return Strategy Fund (2)	127,349	736,075
Vanguard REIT Index Fund	43,811	760,554

Total Alternative Funds		1,496,629

Total Mutual Funds (identified cost $34,671,759)		44,250,001

Short-Term Investments - 1.5%

Mutual Funds - 1.5%
BMO Prime Money Market Fund, Class I, 0.010% (1)	660,497	660,497

Total Short-Term Investments (identified cost $660,497)		660,497

Total Investments - 100.0% (identified cost $35,332,256)	44,910,498
Other Assets and Liabilities - 0.0%	(16,349)

Total Net Assets - 100.0%	$44,894,149

2055 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 96.2%

Large-Cap Funds - 42.7%
BMO Dividend Income Fund (1)	8,053	$111,047
BMO Large-Cap Value Fund (1)	16,169	263,879
BMO Low Volatility Equity Fund (1)	11,750	156,863
Harbor Capital Appreciation Fund	3,592	227,974
T Rowe Price Growth Stock Fund	4,062	228,571
Vanguard Equity Income Fund	1,663	110,956
Vanguard Institutional Index Fund	2,865	553,216

Total Large-Cap Funds		1,652,506

Mid-Cap Funds - 12.5%
BMO Mid-Cap Growth Fund (1)	7,398	164,092
BMO Mid-Cap Value Fund (1)	9,492	156,530
Vanguard Mid-Cap Index Fund	4,622	163,899

Total Mid-Cap Funds		484,521

Small-Cap Funds - 5.9%
BMO Small-Cap Growth Fund (1)	5,642	114,926
Goldman Sachs Small Cap Value Fund	2,011	114,338

Total Small-Cap Funds		229,264

International Funds - 27.6%
BMO LGM Emerging Markets Equity Fund (1)	14,418	196,369
BMO LGM Frontier Markets Equity Fund (1)	4,595	42,179
BMO Pyrford International Stock Fund (1)	18,042	235,806
DFA International Small Company Portfolio	2,433	45,858
Dodge & Cox International Stock Fund	5,732	258,189
Harbor International Fund	3,483	250,355
MFS International Value Fund	1,008	38,008

Total International Funds		1,066,764

Fixed Income Funds - 4.2%
BMO Monegy High Yield Bond Fund (1)	736	7,231
BMO TCH Core Plus Bond Fund (1)	5,564	65,373
Federated Institutional High-Yield Bond Fund	722	7,251
Fidelity Advisor Floating Rate High Income Fund	1,573	15,354
Metropolitan West Total Return Bond Fund	2,817	30,739
PIMCO Unconstrained Bond Fund	1,027	11,517
TCW Emerging Markets Income Fund	958	7,662
Vanguard Short-Term Inflation-Protected Securities Index Fund	630	15,387

Total Fixed Income Funds		160,514

Alternative Funds - 3.3%
Credit Suisse Commodity Return Strategy Fund (2)	10,726	61,996
Vanguard REIT Index Fund	3,713	64,465

Total Alternative Funds		126,461

Total Mutual Funds (identified cost $3,601,395)		3,720,030

Short-Term Investments - 7.3%

Mutual Funds - 7.3%
BMO Prime Money Market Fund, Class I, 0.010% (1)	281,467	281,467

Total Short-Term Investments (identified cost $281,467)		281,467

Total Investments - 103.5% (identified cost $3,882,862)	4,001,497
Other Assets and Liabilities - (3.5)%	(136,161)

Total Net Assets - 100.0%	$3,865,336

Conservative Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.2%

Large-Cap Funds - 10.4%
BMO Dividend Income Fund (1)	83,205	$1,147,390
BMO Large-Cap Growth Fund (1)	116,801	1,989,116
BMO Large-Cap Value Fund (1)	111,768	1,824,047
BMO Low Volatility Equity Fund (1)	85,960	1,147,570
Dodge & Cox Stock Fund	7,224	1,327,200
Harbor Capital Appreciation Fund	28,846	1,830,862
T Rowe Price Growth Stock Fund	29,281	1,647,627
Vanguard Institutional Index Fund	27,228	5,257,476

Total Large-Cap Funds		16,171,288
Mid-Cap Funds - 2.7%
BMO Mid-Cap Growth Fund (1)	59,853	1,327,548
BMO Mid-Cap Value Fund (1)	90,702	1,495,672
Vanguard Mid-Cap Index Fund	37,444	1,327,777

Total Mid-Cap Funds		4,150,997
Small-Cap Funds - 1.6%
BMO Small-Cap Growth Fund (1)	70,818	1,442,568
Goldman Sachs Small Cap Value Fund	17,902	1,018,102

Total Small-Cap Funds		2,460,670
International Funds - 6.3%
BMO LGM Emerging Markets Equity Fund (1)	111,773	1,522,345
BMO Pyrford International Stock Fund (1)	157,080	2,053,033
Dodge & Cox International Stock Fund	50,762	2,286,299
Harbor International Fund	31,789	2,285,026
MFS International Value Fund	43,506	1,641,035

Total International Funds		9,787,738
Fixed Income Funds - 70.6%
BMO Monegy High Yield Bond Fund (1)	426,428	4,191,784
BMO TCH Core Plus Bond Fund (1)	4,640,984	54,531,562
Fidelity Advisor Floating Rate High Income Fund	605,366	5,908,373
Metropolitan West Total Return Bond Fund	2,524,682	27,544,277
PIMCO Unconstrained Bond Fund	1,597,980	17,913,353

Total Fixed Income Funds		110,089,349
Alternative Funds - 7.6%
BMO Alternative Strategies Fund (1) (2)	690,000	7,300,200
Credit Suisse Commodity Return Strategy Fund (2)	392,911	2,271,028
Vanguard REIT Index Fund	130,641	2,267,928

Total Alternative Funds		11,839,156

Total Mutual Funds (identified cost $140,844,835)		154,499,198

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Prime Money Market Fund, Class I, 0.010% (1)	1,908,269	1,908,269

Total Short-Term Investments (identified cost $1,908,269)		1,908,269

Total Investments - 100.4% (identified cost $142,753,104)	156,407,467
Other Assets and Liabilities - (0.4)%	(614,101)

Total Net Assets - 100.0%	$155,793,366

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.5%

Large-Cap Funds - 20.7%
BMO Dividend Income Fund (1)	171,704	$2,367,792
BMO Large-Cap Growth Fund (1)	240,120	4,089,251
BMO Large-Cap Value Fund (1)	228,352	3,726,705
BMO Low Volatility Equity Fund (1)	177,626	2,371,301
Dodge & Cox Stock Fund	14,712	2,703,112
Harbor Capital Appreciation Fund	58,063	3,685,250
T Rowe Price Growth Stock Fund	59,751	3,362,191
Vanguard Institutional Index Fund	55,865	10,786,891

Total Large-Cap Funds		33,092,493
Mid-Cap Funds - 5.3%
BMO Mid-Cap Growth Fund (1)	122,865	2,725,138
BMO Mid-Cap Value Fund (1)	186,725	3,079,099
Vanguard Mid-Cap Index Fund	76,462	2,711,354

Total Mid-Cap Funds		8,515,591
Small-Cap Funds - 3.2%
BMO Small-Cap Growth Fund (1)	146,730	2,988,888
Goldman Sachs Small Cap Value Fund	37,077	2,108,552

Total Small-Cap Funds		5,097,440
International Funds - 12.5%
BMO LGM Emerging Markets Equity Fund (1)	233,101	3,174,836
BMO Pyrford International Stock Fund (1)	319,971	4,182,017
Dodge & Cox International Stock Fund	104,870	4,723,339
Harbor International Fund	64,656	4,647,503
MFS International Value Fund	88,933	3,354,558

Total International Funds		20,082,253
Fixed Income Funds - 50.0%
BMO Monegy High Yield Bond Fund (1)	312,461	3,071,494
BMO TCH Core Plus Bond Fund (1)	3,369,269	39,588,915
Fidelity Advisor Floating Rate High Income Fund	445,594	4,349,002
Metropolitan West Total Return Bond Fund	1,833,098	19,999,100
PIMCO Unconstrained Bond Fund	1,163,900	13,047,313

Total Fixed Income Funds		80,055,824
Alternative Funds - 6.8%
BMO Alternative Strategies Fund (1) (2)	530,000	5,607,400
Credit Suisse Commodity Return Strategy Fund (2)	456,804	2,640,325
Vanguard REIT Index Fund	155,727	2,703,424

Total Alternative Funds		10,951,149

Total Mutual Funds (identified cost $135,461,420)		157,794,750

Short-Term Investments - 1.4%

Mutual Funds - 1.4%
BMO Prime Money Market Fund, Class I, 0.010% (1)	2,215,063	2,215,063

Total Short-Term Investments (identified cost $2,215,063)		2,215,063

Total Investments - 99.9% (identified cost $137,676,483)	160,009,813
Other Assets and Liabilities - 0.1%	116,997

Total Net Assets - 100.0%	$160,126,810

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.3%

Large-Cap Funds - 31.5%
BMO Dividend Income Fund (1)	964,805	$13,304,663
BMO Large-Cap Growth Fund (1)	1,352,219	23,028,293
BMO Large-Cap Value Fund (1)	1,284,834	20,968,486
BMO Low Volatility Equity Fund (1)	996,465	13,302,805
Dodge & Cox Stock Fund	82,516	15,160,573
Harbor Capital Appreciation Fund	325,447	20,656,112
T Rowe Price Growth Stock Fund	335,041	18,852,747
Vanguard Institutional Index Fund	313,411	60,516,605

Total Large-Cap Funds		185,790,284

Mid-Cap Funds - 8.1%
BMO Mid-Cap Growth Fund (1)	681,271	15,110,598
BMO Mid-Cap Value Fund (1)	1,042,166	17,185,311
Vanguard Mid-Cap Index Fund	428,809	15,205,557

Total Mid-Cap Funds		47,501,466

Small-Cap Funds - 4.8%
BMO Small-Cap Growth Fund (1)	827,276	16,851,612
Goldman Sachs Small Cap Value Fund	204,920	11,653,808

Total Small-Cap Funds		28,505,420

International Funds - 19.0%
BMO LGM Emerging Markets Equity Fund (1)	1,290,643	17,578,551
BMO Pyrford International Stock Fund (1)	1,802,019	23,552,391
Dodge & Cox International Stock Fund	576,728	25,975,815
Harbor International Fund	360,519	25,914,091
MFS International Value Fund	499,837	18,853,840

Total International Funds		111,874,688

Fixed Income Funds - 29.1%
BMO Monegy High Yield Bond Fund (1)	680,762	6,691,891
BMO TCH Core Plus Bond Fund (1)	7,218,898	84,822,052
Fidelity Advisor Floating Rate High Income Fund	945,394	9,227,046
Metropolitan West Total Return Bond Fund	3,937,315	42,956,102
PIMCO Unconstrained Bond Fund	2,515,716	28,201,180

Total Fixed Income Funds		171,898,271

Alternative Funds - 6.8%
BMO Alternative Strategies Fund (1) (2)	1,700,000	17,986,000
Credit Suisse Commodity Return Strategy Fund (2)	1,912,376	11,053,534
Vanguard REIT Index Fund	644,488	11,188,311

Total Alternative Funds		40,227,845

Total Mutual Funds (identified cost $450,566,902)		585,797,974

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Prime Money Market Fund, Class I, 0.010% (1)	7,086,276	7,086,276

Total Short-Term Investments (identified cost $7,086,276)		7,086,276

Total Investments - 100.5% (identified cost $457,653,178)	592,884,250
Other Assets and Liabilities - (0.5)%	(2,979,388)

Total Net Assets - 100.0%	$589,904,862

Growth Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.7%

Large-Cap Funds - 41.6%
BMO Dividend Income Fund (1)	340,723	$4,698,566
BMO Large-Cap Growth Fund (1)	478,887	8,155,445
BMO Large-Cap Value Fund (1)	454,876	7,423,579
BMO Low Volatility Equity Fund (1)	354,203	4,728,605
Dodge & Cox Stock Fund	29,494	5,418,901
Harbor Capital Appreciation Fund	117,360	7,448,816
T Rowe Price Growth Stock Fund	120,237	6,765,718
Vanguard Institutional Index Fund	111,851	21,597,385

Total Large-Cap Funds		66,237,015

Mid-Cap Funds - 10.6%
BMO Mid-Cap Growth Fund (1)	243,616	5,403,394
BMO Mid-Cap Value Fund (1)	370,086	6,102,722
Vanguard Mid-Cap Index Fund	151,978	5,389,127

Total Mid-Cap Funds		16,895,243

Small-Cap Funds - 6.4%
BMO Small-Cap Growth Fund (1)	293,735	5,983,378
Goldman Sachs Small Cap Value Fund	73,648	4,188,383

Total Small-Cap Funds		10,171,761

International Funds - 25.1%
BMO LGM Emerging Markets Equity Fund (1)	459,980	6,264,925
BMO Pyrford International Stock Fund (1)	640,276	8,368,404
Dodge & Cox International Stock Fund	206,183	9,286,501
Harbor International Fund	129,036	9,275,114
MFS International Value Fund	177,617	6,699,701

Total International Funds		39,894,645

Fixed Income Funds - 8.4%
BMO Monegy High Yield Bond Fund (1)	52,105	512,191
BMO TCH Core Plus Bond Fund (1)	558,013	6,556,657
Fidelity Advisor Floating Rate High Income Fund	72,510	707,700
Metropolitan West Total Return Bond Fund	304,866	3,326,087
PIMCO Unconstrained Bond Fund	194,868	2,184,469

Total Fixed Income Funds		13,287,104

Alternative Funds - 6.6%
BMO Alternative Strategies Fund (1) (2)	360,000	3,808,800
Credit Suisse Commodity Return Strategy Fund (2)	576,457	3,331,921
Vanguard REIT Index Fund	191,427	3,323,177

Total Alternative Funds		10,463,898

Total Mutual Funds (identified cost $114,698,021)		156,949,666

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Prime Money Market Fund, Class I, 0.010% (1)	1,716,426	1,716,426

Total Short-Term Investments (identified cost $1,716,426)		1,716,426

Total Investments - 99.8% (identified cost $116,414,447)	158,666,092
Other Assets and Liabilities - 0.2%	342,580

Total Net Assets - 100.0%	$159,008,672

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2015

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.5%

Large-Cap Funds - 49.5%
BMO Dividend Income Fund (1)	704,303	$9,712,342
BMO Large-Cap Growth Fund (1)	985,716	16,786,736
BMO Large-Cap Value Fund (1)	939,253	15,328,603
BMO Low Volatility Equity Fund (1)	729,290	9,736,027
Dodge & Cox Stock Fund	61,249	11,253,246
Harbor Capital Appreciation Fund	242,146	15,369,037
T Rowe Price Growth Stock Fund	248,763	13,997,912
Vanguard Institutional Index Fund	231,019	44,607,510

Total Large-Cap Funds		136,791,413

Mid-Cap Funds - 12.6%
BMO Mid-Cap Growth Fund (1)	501,729	11,128,344
BMO Mid-Cap Value Fund (1)	761,541	12,557,812
Vanguard Mid-Cap Index Fund	314,601	11,155,739

Total Mid-Cap Funds		34,841,895

Small-Cap Funds - 7.5%
BMO Small-Cap Growth Fund (1)	600,375	12,229,630
Goldman Sachs Small Cap Value Fund	151,334	8,606,340

Total Small-Cap Funds		20,835,970

International Funds - 29.9%
BMO LGM Emerging Markets Equity Fund (1)	949,885	12,937,434
BMO Pyrford International Stock Fund (1)	1,331,984	17,409,030
Dodge & Cox International Stock Fund	427,153	19,238,965
Harbor International Fund	268,483	19,298,533
MFS International Value Fund	365,835	13,799,307

Total International Funds		82,683,269

Total Mutual Funds (identified cost $186,533,506)		275,152,547

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (1)	2,809,708	2,809,708

Total Short-Term Investments (identified cost $2,809,708)		2,809,708

Total Investments - 100.5% (identified cost $189,343,214)		277,962,255
Other Assets and Liabilities - (0.5)%		(1,423,632)

Total Net Assets - 100.0%		$276,538,623

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2015.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 4, Investments in Affiliated Issuers, in the Additional information Associated with the Schedules of Investments.

(2)	Non-income producing.

Additional Information Associated with the Schedules of Investments

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of May 31, 2015, the Corporation consisted of 43 portfolios. As of May 31, 2015, this Notes to Schedules of Investments of the quarterly report includes 10 target retirement and 5 target risk diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), each with Investor, Institutional, Retirement R-3 and Retirement R-6 classes of shares. As of May 31, 2015, the Corporation also consisted of 28 other portfolios whose Notes to Schedules of Investments is disclosed separately within the quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
2010 Fund	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund*	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund*	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund*	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund*	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund*	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

*	Name changes effective as of December 19, 2014. Prior to December 19, 2014, these Funds were known as the BMO Diversifed Income Fund, BMO Moderate Balanced Fund, BMO Growth Balanced fund, BMO Aggressive Allocation Fund and BMO Diversified Stock Fund, respectively.

Each Fund seeks to achieve its investment objectives by investing in a mix of affiliated BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by the Fund and their respective gross unrealized appreciation and depreciation at May 31, 2015 are as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
2010 Fund	$25,539,623	$4,198,278	$(247,956)	$3,950,322
2015 Fund	5,892,747	111,666	(50,039)	61,627
2020 Fund	89,459,218	23,935,132	(925,336)	23,009,796
2025 Fund	28,692,530	698,496	(238,031)	460,465
2030 Fund	92,982,853	5,527,023	(945,257)	4,581,766
2035 Fund	27,927,026	895,524	(117,537)	777,987
2040 Fund	56,418,869	19,382,406	(584,648)	18,797,758
2045 Fund	14,118,595	510,743	(50,634)	460,109
2050 Fund	35,578,993	9,691,247	(359,742)	9,331,505
2055 Fund	3,900,938	122,518	(21,959)	100,559
Conservative Allocation Fund	142,865,809	14,803,371	(1,261,713)	13,541,658
Moderate Allocation Fund	137,843,598	23,439,945	(1,273,730)	22,166,215
Balanced Allocation Fund	458,366,910	138,965,899	(4,448,559)	134,517,340
Growth Allocation Fund	116,622,918	43,325,198	(1,282,024)	42,043,174
Aggressive Allocation Fund	189,933,024	88,284,679	(255,448)	88,029,231

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations— Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement. Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Funds’ assets:

2010 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$23,282,120	$4,490,523	$—	$27,772,643
Short-Term Investments	1,717,302	—	—	1,717,302

Total	$24,999,422	$4,490,523	$—	$29,489,945

2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,065,116	$773,196	$—	$5,838,312
Short-Term Investments	116,062	—	—	116,062

Total	$5,181,178	$773,196	$—	$5,954,374

2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$100,882,641	$10,472,242	$—	$111,354,883
Short-Term Investments	1,114,131	—	—	1,114,131

Total	$101,996,772	$10,472,242	$—	$112,469,014

2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$26,103,693	$2,100,229	$—	$28,203,922
Short-Term Investments	949,073	—	—	949,073

Total	$27,052,766	$2,100,229	$—	$29,152,995

2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$110,485,204	$5,884,394	$—	$116,369,598
Short-Term Investments	1,195,021	—	—	1,195,021

Total	$111,680,225	$5,884,394	$—	$117,564,619

2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$27,199,654	$950,893	$—	$28,150,547
Short-Term Investments	554,466	—	—	554,466

Total	$27,754,120	$950,893	$—	$28,705,013

2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$73,321,922	$1,126,291	$—	$74,448,213
Short-Term Investments	768,414	—	—	768,414

Total	$74,090,336	$1,126,291	$—	$75,216,627

2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,940,814	$217,429	$—	$14,158,243
Short-Term Investments	420,461	—	—	420,461

Total	$14,361,275	$217,429	$—	$14,578,704

2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$43,705,847	$544,154	$—	$44,250,001
Short-Term Investments	660,497	—	—	660,497

Total	$44,366,344	$544,154	$—	$44,910,498

2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,681,629	$38,401	$—	$3,720,030
Short-Term Investments	281,467	—	—	281,467

Total	$3,963,096	$38,401	$—	$4,001,497

Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$126,954,921	$27,544,277	$—	$154,499,198
Short-Term Investments	1,908,269	—	—	1,908,269

Total	$128,863,190	$27,544,277	$—	$156,407,467

Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$137,795,650	$19,999,100	$—	$157,794,750
Short-Term Investments	2,215,063	—	—	2,215,063

Total	$140,010,713	$19,999,100	$—	$160,009,813

Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$542,841,872	$42,956,102	$—	$585,797,974
Short-Term Investments	7,086,276	—	—	7,086,276

Total	$549,928,148	$42,956,102	$—	$592,884,250

Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$153,623,579	$3,326,087	$—	$156,949,666
Short-Term Investments	1,716,426	—	—	1,716,426

Total	$155,340,005	$3,326,087	$—	$158,666,092

Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$275,152,547	$—	$—	$275,152,547
Short-Term Investments	2,809,708	—	—	2,809,708

Total	$277,962,255	$—	$—	$277,962,255

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described above, securities for which market valuations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors. As a result, due to the unavailability of prices between August 31, 2014 and May 31, 2015, fair valuation use resulted in transfers between categorization levels.

The following is a reconciliation of transfers between category levels from August 31, 2014 to May 31, 2015:

	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Transfers into Level 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Transfers out of Level 1	$(704,233)	$(118,646)	$(1,765,699)	$(344,357)	$(1,052,092)	$(143,295)	$(226,277)	$(42,844)	$(90,467)	$(7,662)

Net Transfers in (out) of Level 1	$(704,233)	$(118,646)	$(1,765,699)	$(344,357)	$(1,052,092)	$(143,295)	$(226,277)	$(42,844)	$(90,467)	$(7,662)

Transfers into Level 2	$704,233	$118,646	$1,765,699	$344,357	$1,052,092	$143,295	$226,277	$42,844	$90,467	$7,662
Transfers out of Level 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Net Transfers in (out) of Level 2	$704,233	$118,646	$1,765,699	$344,357	$1,052,092	$143,295	$226,277	$42,844	$90,467	$7,662

4. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. Transactions during the period with entities that are affiliates as of May 31, 2015 are as follows:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2010 Fund
BMO Low Volatility Equity Fund	$588,766	$316,890	$244,090	$100,451	$675,492	$40,149	$54,930
BMO Dividend Income Fund	974,477	299,725	595,784	170,110	647,903	70,332	146,737
BMO Large-Cap Value Fund	817,009	357,857	361,811	183,251	787,837	71,413	103,160
BMO Mid-Cap Value Fund	586,074	169,446	302,167	228,360	421,351	60,365	122,558
BMO Mid-Cap Growth Fund	420,327	133,058	159,688	195,218	364,960	48,449	85,117
BMO Small-Cap Growth Fund	259,165	101,310	142,076	116,751	197,317	38,005	67,430
BMO Micro-Cap Fund	97,311	4,472	93,374	—	—	19,450	7,198
BMO Pyrford International Stock Fund	970,876	271,526	398,024	189,202	839,401	(10,057)	46,812
BMO LGM Emerging Markets Equity Fund	584,976	172,649	223,087	45,788	509,629	7,236	(464)
BMO TCH Core Plus Bond Fund	7,644,654	2,125,885	2,955,703	44,296	6,702,054	185,063	18,770
BMO Monegy High Yield Bond Fund	583,404	128,598	252,809	(5,839)	423,838	31,443	6,502
BMO LGM Frontier Markets Equity Fund	134,934	2,884	—	(10,568)	121,316	2,884	827
BMO Prime Money Market Fund	464,442	12,699,532	11,446,672	—	1,717,302	40	—

Totals	$14,126,415	$16,783,832	$17,175,285	$1,257,020	$13,408,400	$564,772	$659,577

2015 Fund
BMO Low Volatility Equity Fund	$12,978	$192,866	$35,185	$1,735	$171,489	$5,409	$3,915
BMO Dividend Income Fund	18,502	203,822	82,571	706	136,054	8,104	2,491
BMO Large-Cap Value Fund	19,761	264,922	51,931	2,334	231,728	10,739	7,007
BMO Mid-Cap Value Fund	15,381	164,552	36,037	1,326	142,037	9,489	6,894
BMO Mid-Cap Growth Fund	12,837	145,965	32,581	1,943	124,931	8,899	6,206
BMO Small-Cap Growth Fund	7,959	89,599	20,186	2,172	77,345	6,885	4,819
BMO Micro-Cap Fund	2,366	23,798	23,068	—	—	5,319	2,307
BMO Pyrford International Stock Fund	23,238	251,149	60,019	9,932	223,537	946	(648)
BMO LGM Emerging Markets Equity Fund	15,945	183,053	42,595	385	155,044	1,183	(947)
BMO TCH Core Plus Bond Fund	115,417	1,324,993	316,244	(1,729)	1,119,634	20,813	1,500
BMO Monegy High Yield Bond Fund	8,575	84,055	25,427	(260)	65,455	3,044	(470)
BMO LGM Frontier Markets Equity Fund	3,051	29,616	—	(1,501)	31,101	382	110
BMO Prime Money Market Fund	18,590	2,430,514	2,333,042	—	116,062	7	—

Totals	$274,600	$5,388,904	$3,058,886	$17,043	$2,594,417	$81,219	$33,184

2020 Fund
BMO Low Volatility Equity Fund	$3,528,590	$976,130	$744,657	$530,953	$3,835,070	$254,094	$239,499
BMO Dividend Income Fund	3,544,190	571,988	1,306,638	737,867	2,694,872	270,941	270,302
BMO Large-Cap Value Fund	4,967,888	1,464,222	1,101,151	1,029,492	5,199,314	464,559	427,151
BMO Mid-Cap Value Fund	3,417,584	813,415	799,952	1,200,986	3,263,463	373,578	416,376
BMO Mid-Cap Growth Fund	3,160,729	848,942	715,218	1,022,152	3,062,161	395,202	419,154
BMO Small-Cap Growth Fund	2,110,646	606,122	518,725	775,794	2,029,448	332,438	387,118
BMO Micro-Cap Fund	586,957	17,760	546,135	—	—	130,910	149,897
BMO Pyrford International Stock Fund	5,270,909	1,104,641	1,313,706	985,641	5,050,285	38,336	(8,939)
BMO LGM Emerging Markets Equity Fund	3,994,019	932,659	927,884	172,419	3,821,213	53,117	(10,230)
BMO TCH Core Plus Bond Fund	17,756,318	3,018,488	3,489,020	99,567	17,012,549	456,449	54,145
BMO Monegy High Yield Bond Fund	1,290,428	131,232	327,312	(15,869)	1,013,677	73,064	16,067
BMO LGM Frontier Markets Equity Fund	722,881	60,147	—	(54,496)	695,884	15,453	4,430
BMO Prime Money Market Fund	1,261,578	23,257,995	23,405,442	—	1,114,131	104	—

Totals	$51,612,717	$33,803,741	$35,195,840	$6,484,506	$48,792,067	$2,858,245	$2,364,970

2025 Fund
BMO Low Volatility Equity Fund	$41,520	$830,761	$14,977	$4,449	$859,766	$22,173	$17,048
BMO Dividend Income Fund	46,404	798,213	87,442	(4,434)	745,753	26,324	14,308
BMO Large-Cap Value Fund	76,332	1,413,926	29,584	5,324	1,461,007	52,119	43,826
BMO Mid-Cap Value Fund	54,560	914,590	26,502	5,954	943,711	41,313	38,572
BMO Mid-Cap Growth Fund	50,920	872,429	40,732	9,774	886,061	44,010	39,994
BMO Small-Cap Growth Fund	39,483	686,615	48,549	17,308	688,857	42,477	36,090
BMO Micro-Cap Fund	9,883	149,329	137,420	—	—	35,245	13,632
BMO Pyrford International Stock Fund	82,163	1,416,728	128,373	57,049	1,424,330	4,142	(2,102)
BMO LGM Emerging Markets Equity Fund	65,920	1,212,124	115,379	(336)	1,153,842	6,474	(4,310)
BMO TCH Core Plus Bond Fund	183,111	3,300,726	277,792	(3,221)	3,197,799	50,207	4,075
BMO Monegy High Yield Bond Fund	13,167	193,489	3,030	(1,937)	201,493	7,250	1,808
BMO LGM Frontier Markets Equity Fund	13,116	222,117	—	(5,169)	229,791	1,237	355
BMO Prime Money Market Fund	33,092	19,730,657	18,814,676	—	949,073	38	—

Totals	$709,671	$31,741,704	$19,724,456	$84,761	$12,741,483	$333,009	$203,296

2030 Fund
BMO Low Volatility Equity Fund	$3,105,806	$1,483,736	$542,428	$539,477	$4,119,336	$237,522	$207,291
BMO Dividend Income Fund	3,112,225	1,027,230	850,708	679,781	3,188,023	251,545	191,749
BMO Large-Cap Value Fund	5,614,766	2,362,295	995,779	1,137,301	6,841,624	542,742	491,256
BMO Mid-Cap Value Fund	3,984,303	1,229,633	651,059	1,147,816	4,360,796	453,599	461,015
BMO Mid-Cap Growth Fund	3,637,172	1,192,666	555,341	897,281	4,014,413	465,132	465,733
BMO Small-Cap Growth Fund	2,785,903	1,058,720	545,649	851,716	3,089,384	449,299	471,540
BMO Micro-Cap Fund	836,814	115,958	862,939	—	—	191,498	202,339
BMO Pyrford International Stock Fund	5,779,657	1,631,984	1,157,985	953,604	6,272,019	43,451	(28,316)
BMO LGM Emerging Markets Equity Fund	4,685,900	1,632,238	979,455	150,689	5,133,478	64,791	(14,389)
BMO TCH Core Plus Bond Fund	8,810,801	3,220,525	2,196,019	57,902	9,705,038	245,550	28,507
BMO Monegy High Yield Bond Fund	643,178	134,688	142,684	(8,392)	596,116	39,013	6,169
BMO LGM Frontier Markets Equity Fund	985,573	223,454	—	(74,737)	1,090,355	21,068	6,040
BMO Prime Money Market Fund	948,046	36,504,842	36,257,867	—	1,195,021	113	—

Totals	$44,930,144	$51,817,969	$45,737,913	$6,332,438	$49,605,603	$3,005,323	$2,488,934

2035 Fund
BMO Low Volatility Equity Fund	$49,817	$1,134,230	$104,802	$13,234	$1,088,179	$14,576	$6,874
BMO Dividend Income Fund	49,727	972,181	183,946	1,616	831,170	16,135	3,202
BMO Large-Cap Value Fund	88,843	1,804,840	112,205	33,932	1,803,332	30,095	15,256
BMO Mid-Cap Value Fund	62,156	1,119,532	60,457	30,671	1,142,720	20,832	14,605
BMO Mid-Cap Growth Fund	58,843	1,088,733	93,297	43,318	1,084,480	22,467	11,909
BMO Small-Cap Growth Fund	43,426	806,320	86,146	53,527	803,683	20,864	6,835
BMO Micro-Cap Fund	13,977	237,965	218,758	—	—	51,855	18,881
BMO Pyrford International Stock Fund	91,019	1,728,450	212,768	76,988	1,679,266	2,026	(3,509)
BMO LGM Emerging Markets Equity Fund	74,123	1,487,042	192,306	27,107	1,383,647	3,018	(7,342)
BMO TCH Core Plus Bond Fund	71,285	1,376,736	125,564	4,332	1,324,259	18,514	(157)
BMO Monegy High Yield Bond Fund	4,655	83,688	2,960	724	85,875	2,380	56
BMO LGM Frontier Markets Equity Fund	15,456	274,094	—	(4,255)	284,917	1,008	289
BMO Prime Money Market Fund	30,479	26,965,528	26,441,541	—	554,466	44	—

Totals	$653,806	$39,079,339	$27,834,750	$281,194	$12,065,994	$203,814	$66,899

2040 Fund
BMO Low Volatility Equity Fund	$2,415,768	$962,475	$338,263	$427,327	$3,095,568	$190,409	$164,400
BMO Dividend Income Fund	2,410,670	458,530	585,708	499,961	2,194,080	200,469	148,897
BMO Large-Cap Value Fund	4,454,670	1,468,148	605,843	913,532	5,189,902	452,951	396,637
BMO Mid-Cap Value Fund	3,125,837	698,611	400,468	881,595	3,245,352	374,389	366,734
BMO Mid-Cap Growth Fund	2,968,106	803,107	431,660	650,719	3,101,251	401,604	382,700
BMO Small-Cap Growth Fund	2,175,278	599,932	299,336	615,133	2,284,582	367,915	370,935
BMO Micro-Cap Fund	726,045	24,347	669,703	—	—	176,890	185,598
BMO Pyrford International Stock Fund	4,490,735	896,794	721,566	733,343	4,659,769	35,284	(24,480)
BMO LGM Emerging Markets Equity Fund	3,702,140	769,519	468,411	87,382	3,824,024	—	(9,366)
BMO TCH Core Plus Bond Fund	1,745,261	304,027	189,890	20,340	1,832,626	47,955	7,461
BMO Monegy High Yield Bond Fund	145,084	19,884	7,861	(2,173)	148,682	9,366	3,014
BMO LGM Frontier Markets Equity Fund	815,715	141,366	—	(60,658)	860,314	17,437	4,999
BMO Prime Money Market Fund	752,478	15,951,497	15,935,561	—	768,414	68	—

Totals	$29,927,787	$23,098,237	$20,654,270	$4,766,501	$31,204,564	$2,274,737	$1,997,529

2045 Fund
BMO Low Volatility Equity Fund	$34,862	$577,586	$24,429	$7,504	$593,870	$5,682	$2,630
BMO Dividend Income Fund	34,789	476,734	89,448	1,760	420,416	6,406	1,396
BMO Large-Cap Value Fund	64,389	964,526	46,081	21,252	999,015	11,355	5,658
BMO Mid-Cap Value Fund	45,222	581,995	20,672	19,373	621,489	6,947	4,868
BMO Mid-Cap Growth Fund	42,839	547,792	19,144	24,488	592,258	7,568	5,776
BMO Small-Cap Growth Fund	31,394	405,612	27,602	30,171	435,185	7,034	2,115
BMO Micro-Cap Fund	10,479	127,885	120,186	—	—	28,392	10,384
BMO Pyrford International Stock Fund	64,808	880,051	90,391	40,354	892,510	—	(1,665)
BMO LGM Emerging Markets Equity Fund	53,244	753,888	73,967	14,252	743,593	—	84
BMO TCH Core Plus Bond Fund	25,181	350,248	26,685	1,255	349,464	4,660	122
BMO Monegy High Yield Bond Fund	2,094	26,250	—	233	28,588	752	65
BMO LGM Frontier Markets Equity Fund	12,092	150,247	—	(1,490)	160,524	354	101
BMO Prime Money Market Fund	22,624	14,415,054	14,017,217	—	420,461	25	—

Totals	$444,017	$20,257,868	$14,555,822	$159,152	$6,257,373	$79,175	$31,534

2050 Fund
BMO Low Volatility Equity Fund	$1,269,446	$772,936	$222,307	$221,820	$1,851,640	$102,131	$86,018
BMO Dividend Income Fund	1,266,785	449,715	359,577	245,863	1,310,837	107,584	74,515
BMO Large-Cap Value Fund	2,344,547	1,238,854	408,962	454,106	3,114,726	242,776	210,030
BMO Mid-Cap Value Fund	1,646,624	684,740	315,531	450,650	1,923,498	201,654	187,434
BMO Mid-Cap Growth Fund	1,569,758	642,310	255,103	333,983	1,836,189	215,694	198,488
BMO Small-Cap Growth Fund	1,148,207	560,376	264,290	313,587	1,346,177	200,360	185,048
BMO Micro-Cap Fund	381,526	61,003	394,987	—	—	100,711	96,814
BMO Pyrford International Stock Fund	2,365,758	871,927	465,495	367,417	2,782,239	19,034	(16,066)
BMO LGM Emerging Markets Equity Fund	1,942,676	803,699	333,253	41,570	2,318,988	28,669	(9,561)
BMO TCH Core Plus Bond Fund	878,830	345,618	166,788	11,105	1,044,390	25,745	3,286
BMO Monegy High Yield Bond Fund	76,240	21,646	3,856	(1,175)	89,758	5,131	1,595
BMO LGM Frontier Markets Equity Fund	421,760	136,764	—	(34,525)	505,522	9,892	2,836
BMO Prime Money Market Fund	607,458	10,663,126	10,610,087	—	660,497	60	—

Totals	$15,919,615	$17,252,714	$13,800,236	$2,404,401	$18,784,461	$1,259,441	$1,020,437

2055 Fund
BMO Low Volatility Equity Fund	$25,676	$140,285	$10,746	$2,654	$156,863	$2,749	$1,900
BMO Dividend Income Fund	25,622	108,588	22,958	1,596	111,047	2,981	1,415
BMO Large-Cap Value Fund	47,421	233,030	19,231	5,564	263,879	6,228	4,440
BMO Mid-Cap Value Fund	31,756	134,624	11,635	4,516	156,530	4,507	3,488
BMO Mid-Cap Growth Fund	33,088	141,257	12,654	5,465	164,092	5,370	3,904
BMO Small-Cap Growth Fund	23,121	100,123	11,287	5,375	114,926	4,759	3,065
BMO Micro-Cap Fund	7,717	22,821	26,691	—	—	6,458	2,961
BMO Pyrford International Stock Fund	47,730	203,964	22,374	7,756	235,806	452	(989)
BMO LGM Emerging Markets Equity Fund	39,275	178,708	20,217	1,496	196,369	685	(550)
BMO TCH Core Plus Bond Fund	13,140	56,979	4,440	5	65,373	878	50
BMO Monegy High Yield Bond Fund	1,542	5,944	215	(32)	7,231	213	26
BMO LGM Frontier Markets Equity Fund	8,449	34,779	—	(817)	42,179	238	68
BMO Prime Money Market Fund	19,730	2,240,687	1,978,950	—	281,467	5	—

Totals	$324,267	$3,601,789	$2,141,398	$33,578	$1,795,762	$35,523	$19,778

Conservative Allocation Fund
BMO Low Volatility Equity Fund	$1,067,725	$142,155	$72,797	$206,014	$1,147,570	$90,137	$74,375
BMO Dividend Income Fund	1,247,502	101,141	157,525	285,714	1,147,390	101,140	83,596
BMO Large-Cap Value Fund	1,604,220	429,730	140,766	523,096	1,824,047	182,454	160,981
BMO Large-Cap Growth Fund	1,759,302	500,080	187,773	308,694	1,989,116	227,092	266,540
BMO Mid-Cap Value Fund	1,615,116	183,196	210,508	541,554	1,495,672	183,196	188,359
BMO Mid-Cap Growth Fund	1,413,145	248,824	220,123	428,172	1,327,548	186,444	177,751
BMO Small-Cap Growth Fund	1,554,352	332,561	288,820	446,292	1,442,568	270,176	216,212
BMO Pyrford International Stock Fund	2,202,175	162,943	302,437	376,086	2,053,033	16,338	(3,120)
BMO LGM Emerging Markets Equity Fund	1,643,674	33,834	76,032	100,756	1,522,345	22,734	(1,272)
BMO Short-Term Income	3,160,408	15,971	3,162,921	—	—	14,177	(37,516)
BMO TCH Core Plus Bond Fund	56,148,438	3,228,160	3,933,986	2,911,400	54,531,562	1,485,942	227,076
BMO Monegy High Yield Bond Fund	4,266,506	355,819	182,775	(71,228)	4,191,784	271,875	92,861
BMO Alternative Strategies Fund	—	6,900,000	—	400,200	7,300,200	—	—
BMO Prime Money Market Fund	4,098,825	12,985,237	15,175,793	—	1,908,269	205	—

Totals	$81,781,388	$25,619,651	$24,112,256	$6,456,750	$81,881,104	$3,051,910	$1,445,843

Moderate Allocation Fund
BMO Low Volatility Equity Fund	$2,030,655	367,689	45,936	379,816	2,371,301	178,657	147,941
BMO Dividend Income Fund	2,387,381	275,418	204,532	542,956	2,367,792	201,822	152,785
BMO Large-Cap Value Fund	3,074,940	928,484	130,048	863,711	3,726,705	368,223	329,429
BMO Large-Cap Growth Fund	3,479,517	1,105,566	311,207	600,184	4,089,251	556,970	530,417
BMO Mid-Cap Value Fund	3,128,734	572,988	431,492	1,032,081	3,079,099	383,563	368,966
BMO Mid-Cap Growth Fund	2,726,446	498,739	300,709	937,260	2,725,138	346,839	348,439
BMO Small-Cap Growth Fund	2,916,706	841,422	502,863	770,294	2,988,888	515,827	455,382
BMO Pyrford International Stock Fund	4,197,241	520,484	527,707	692,097	4,182,017	32,127	(1,087)
BMO LGM Emerging Markets Equity Fund	3,132,954	324,783	134,219	136,000	3,174,836	43,771	(894)
BMO TCH Core Plus Bond Fund	39,104,096	5,197,778	4,071,111	1,803,525	39,588,915	1,060,363	155,416
BMO Monegy High Yield Bond Fund	3,890,538	232,359	871,008	(59,168)	3,071,494	195,015	65,999
BMO Alternative Strategies Fund	—	5,300,000	—	307,400	5,607,400	—	—
BMO Prime Money Market Fund	4,993,805	19,191,212	21,969,954	—	2,215,063	234	—

Totals	$75,063,013	$35,356,922	$29,500,786	$8,006,156	$79,187,899	$3,883,411	$2,552,793

Balanced Allocation Fund
BMO Low Volatility Equity Fund	$11,536,771	$1,586,831	$—	$2,267,032	$13,302,805	$938,717	$791,757
BMO Dividend Income Fund	13,445,494	1,096,081	779,635	3,261,816	13,304,663	1,096,080	886,395
BMO Large-Cap Value Fund	17,357,314	4,738,702	577,236	6,328,848	20,968,486	1,844,538	1,662,509
BMO Large-Cap Growth Fund	19,238,467	5,810,571	1,363,907	3,462,636	23,028,293	2,797,277	2,817,737
BMO Mid-Cap Value Fund	17,674,818	2,078,991	1,505,647	6,554,974	17,185,311	2,078,991	2,053,863
BMO Mid-Cap Growth Fund	15,031,135	2,339,429	1,049,021	5,943,008	15,110,598	2,013,948	1,982,758
BMO Small-Cap Growth Fund	16,839,318	3,692,596	2,140,756	4,910,427	16,851,612	2,888,962	2,565,545
BMO Pyrford International Stock Fund	23,999,553	760,644	1,128,871	4,025,356	23,552,391	180,088	(6,831)
BMO LGM Emerging Markets Equity Fund	17,971,113	921,294	450,822	938,819	17,578,551	248,561	(9,498)
BMO TCH Core Plus Bond Fund	94,090,892	8,524,240	16,277,874	4,646,484	84,822,052	2,370,005	262,338
BMO Monegy High Yield Bond Fund	7,127,846	451,870	452,861	(119,292)	6,691,891	442,715	135,248
BMO Alternative Strategies Fund	—	17,000,000	—	986,000	17,986,000	—	—
BMO Prime Money Market Fund	8,145,234	41,396,028	42,454,986	—	7,086,276	643	—

Totals	$262,457,955	$90,397,277	$68,181,616	$43,206,108	$277,468,929	$16,900,525	$13,141,821

Growth Allocation Fund
BMO Low Volatility Equity Fund	$3,947,196	$770,906	$47,962	$742,943	$4,728,605	$321,450	$270,713
BMO Dividend Income Fund	4,607,989	550,589	306,784	1,041,792	4,698,566	371,966	302,203
BMO Large-Cap Value Fund	5,911,360	1,674,219	—	1,998,397	7,423,579	612,270	560,124
BMO Large-Cap Growth Fund	6,570,875	1,899,949	90,940	1,175,344	8,155,445	957,112	937,582
BMO Mid-Cap Value Fund	6,045,422	1,003,756	588,241	1,981,417	6,102,722	716,619	697,161
BMO Mid-Cap Growth Fund	5,239,598	878,144	272,566	1,857,500	5,403,394	705,345	666,652
BMO Small-Cap Growth Fund	5,771,901	1,277,170	555,918	1,423,887	5,983,378	957,225	868,739
BMO Pyrford International Stock Fund	8,227,080	471,400	309,499	1,258,780	8,368,404	—	(4,664)
BMO LGM Emerging Markets Equity Fund	6,126,777	777,730	345,113	259,673	6,264,925	85,415	(4,253)
BMO TCH Core Plus Bond Fund	8,001,758	1,018,587	2,343,194	238,714	6,556,657	182,980	37,567
BMO Monegy High Yield Bond Fund	605,936	61,818	115,658	(8,386)	512,191	35,704	6,607
BMO Alternative Strategies Fund	—	3,600,000	—	208,800	3,808,800	—	—
BMO Prime Money Market Fund	1,645,381	18,469,746	18,398,701	—	1,716,426	131	—

Totals	$62,701,273	$32,454,014	$23,374,576	$12,178,861	$69,723,092	$4,946,217	$4,338,431

Aggressive Allocation Fund
BMO Low Volatility Equity Fund	$5,417,377	$2,595,932	$705,124	$1,501,984	$9,736,027	$441,883	$374,611
BMO Dividend Income Fund	6,303,538	2,548,037	782,426	1,929,270	9,712,342	534,496	409,797
BMO Large-Cap Value Fund	8,124,197	4,987,071	937,774	3,641,073	15,328,603	852,068	776,717
BMO Large-Cap Growth Fund	9,102,184	5,489,365	1,475,483	2,470,697	16,786,736	1,310,701	1,307,261
BMO Mid-Cap Value Fund	8,283,108	1,180,456	2,190,144	5,052,003	12,557,812	961,640	1,017,528
BMO Mid-Cap Growth Fund	7,162,487	1,298,826	2,530,352	4,736,486	11,128,344	954,799	831,757
BMO Small-Cap Value Fund	—	—	5,380,618	—	—	—	832,733
BMO Small-Cap Growth Fund	7,943,454	2,146,751	7,850,036	5,174,976	12,229,630	1,311,538	853,157
BMO Pyrford International Stock Fund	11,266,855	1,954,378	1,597,311	2,771,613	17,409,030	—	(35,930)
BMO LGM Emerging Markets Equity Fund	8,333,450	1,059,025	1,592,572	741,289	12,937,434	114,140	(62,166)
BMO Prime Money Market Fund	1,860,257	37,997,568	37,955,359	—	2,809,708	222	—

Totals	$73,796,907	$61,257,409	$62,997,199	$28,019,391	$120,635,666	$6,481,487	$6,305,465

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2015 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
July 27, 2015

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
July 27, 2015